Venture III® Variable Annuity Prospectus PREVIOUSLY ISSUED CONTRACTS

May 1, 2017, as supplemented on May 30, 2017

This Prospectus describes interests in VENTURE III® flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture III® Variable Annuity Contract for the name of your issuing Company. Effective April 4, 2009, the Contracts are no longer offered for sale.

Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments (to the extent permitted under your Contract) to Variable Investment Options. If you do, we will measure your Contract Value (other than amounts allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus:

JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST
500 Index Trust B1,2	International Equity Index Trust B1	Short Term Government Income Trust
Active Bond Trust[1]	International Growth Stock Trust	Small Cap Growth Trust
American Asset Allocation Trust	International Small Company Trust	Small Cap Index Trust[1]
American Global Growth Trust	International Value Trust[3]	Small Cap Opportunities Trust
American Growth Trust	Investment Quality Bond Trust	Small Cap Value Trust
American Growth-Income Trust	Lifestyle Aggressive MVP	Small Company Value Trust
American International Trust	Lifestyle Aggressive PS Series	Strategic Income Opportunities Trust[1]
American New World Trust	Lifestyle Balanced MVP	Total Bond Market Trust B
Blue Chip Growth Trust	Lifestyle Balanced PS Series	Total Stock Market Index Trust[1,6]
Bond Trust	Lifestyle Conservative MVP	Ultra Short Term Bond Trust
Capital Appreciation Trust	Lifestyle Conservative PS Series	Utilities Trust[1]
Capital Appreciation Value Trust	Lifestyle Growth MVP	Value Trust
Core Bond Trust[1]	Lifestyle Growth PS Series[4]
Core Strategy Trust	Lifestyle Moderate MVP	BLACKROCK VARIABLE SERIES
Equity Income Trust	Lifestyle Moderate PS Series	FUNDS, INC.
Financial Industries Trust	Mid Cap Index Trust	BlackRock Basic Value V.I. Fund[5,7]
Fundamental All Cap Core Trust[1]	Mid Cap Stock Trust	BlackRock Global Allocation V.I. Fund[5,7]
Fundamental Large Cap Value Trust[1]	Mid Value Trust[1]	BlackRock Value Opportunities V.I. Fund[5,7]
Global Bond Trust	Money Market Trust[5]
Global Trust[1]	Real Estate Securities Trust	PIMCO VARIABLE INSURANCE TRUST
Health Sciences Trust	Science & Technology Trust	PIMCO VIT All Asset Portfolio[1,5]
High Yield Trust

[1]	Not available with Venture III® Contracts issued on or after May 1, 2006.
[2]	Successor to U.S. EquityTrust.
[3]	Successor to International Core Trust.
[4]	Successor to Franklin Templeton Founding Allocation Trust.
[5]	Subject to restrictions (see “V. Description of the Contract – Accumulation Provisions – Purchase Payments”).
[6]	Successor to All Cap Core Trust.
[7]	Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.

Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and the Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

0517:120322

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Annuities Service Center		Annuities Service Center
Mailing Address	Overnight Mail Address	Mailing Address	Overnight Mail Address
P.O. Box 55444 Boston, MA 02205-5444 www.jhannuities.com	30 Dan Road – Suite 55444 Canton, MA 02021-2809 (800) 344-1029	P.O. Box 55445 Boston, MA 02205-5445 www.jhannuitiesnewyork.com	30 Dan Road – Suite 55444 Canton, MA 02021-2809 (800) 551-2078

I. Glossary

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 Act: The Investment Company Act of 1940, as amended.

Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.

Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.

Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.

Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider, turns age 95.

Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”

Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Annuities Service Center: The mailing address and overnight mail address of our service office is listed on page ii of this Prospectus.

Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

Code: The Internal Revenue Code of 1986, as amended.

Company: John Hancock USA or John Hancock New York, as applicable.

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Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.

Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.

Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.

Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Financial Account Plan. A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.

Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.

Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.

Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

Investment Options: The investment choices available to Contract Owners.

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John Hancock New York: John Hancock Life Insurance Company of New York.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

Nonqualified Contract: A Contract which is not issued under a Qualified Plan.

Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Pay-out Period: The period when we make annuity payments to the Annuitant following the Annuity Commencement Date.

Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.

Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

Prospectus: This prospectus that describes interests in the Contracts.

Purchase Payment: An amount you pay to us for the benefits provided by the Contract.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Rider: An optional benefit that you may have elected for an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.

Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.

Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on Step-Ups of the Benefit Base under a

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guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.

Step-Up Date: The date on which we determine whether a Step-Up could occur.

Subaccount: A separate division of the applicable Separate Account.

Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.

Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.

Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

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II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.

What kind of Contract is described in this Prospectus?

Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis.

This Prospectus describes Contracts purchased before April 4, 2009. For these purposes, “purchase” means that you completed an application and we received it before April 4, 2009. In certain instances, your Contract may have a Contract Date after this date.

Who issued my Contract?

Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

What are some benefits of the Contract?

The Contract offers access to Variable Investment Options, tax deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.”

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.

The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

How does the Contract work?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more annuity payments under the Contract for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable, and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

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Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?

That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances, and you may be unable to make an Additional Purchase Payment.

Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract - Purchase Payments”).

Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year you become age 70 1⁄2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.

Annuity Pay-out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).

What charges do I pay under the Contract?

Your Contract’s asset-based charges compensate us primarily for our administrative and distribution expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a guaranteed minimum withdrawal benefit Rider), or if you surrender your Contract in its entirety for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.

What are my investment choices?

Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.

Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you’ve invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

In selecting Variable Investment Options under a Contract, you should consider:

●	You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.
●	Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.

Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted. If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from the Money Market cannot be replaced (please refer to “V. Description of the Contract – Purchase Payments”).

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Restrictions on the BlackRock and PIMCO Investment Options. You are not permitted to make new investments in the BlackRock Basic Value Investment Option, BlackRock Global Allocation Investment Option, BlackRock Value Opportunity Investment Option, or the PIMCO VIT All Asset Portfolio Investment Option. Transfers of amounts from other Investment Options into these Investment Options also are not permitted. If you currently have Contract Value in the BlackRock Basic Value Investment Option, BlackRock Global Allocation Investment Option, BlackRock Value Opportunity Investment Option, or the PIMCO VIT All Asset Portfolio Investment Option, you may continue to keep that Contract Value in those Investment Options, but any transfer or withdrawal from them cannot be replaced (please refer to “V. Description of the Contract – Purchase Payments”).

Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. Also, some Contracts may still be able to transfer existing money from their Variable Investment Options into a Fixed Investment Option. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.

How can I change my investment choices?

Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for Additional Purchase Payments (to the extent permitted under the Contract and not subject to restrictions) at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract –Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in “Transfers During the Pay-out Period.”

The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).

How do I access my money?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal (See “VI. Charges and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.

What types of optional benefit Riders may have been available to me under the Contract?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

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We describe the following optional benefit Riders in the Appendices to this Prospectus:

Appendix B: Optional Enhanced Death Benefits

●	Annual Step-Up Death Benefit;
●	Guaranteed Earnings Multiplier Death Benefit; and
●	Triple Protection Death Benefit.

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

●	Income Plus For Life® 12.08;
●	Income Plus For Life – Joint Life® 12.08;
●	Income Plus For Life® (Quarterly Step-Up Review);
●	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);
●	Income Plus For Life® (Annual Step-Up Review);
●	Income Plus For Life – Joint Life® (Annual Step-Up Review);
●	Principal Plus;
●	Principal Plus for Life;
●	Principal Plus for Life Plus Automatic Annual Step-Up;
●	Principal Plus for Life Plus Spousal Protection; and
●	Principal Returns.

We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all six Income Plus For Life® Riders, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus For Life® 12.08; and Income Plus For Life – Joint Life 12.08®.

If you elected to purchase any of these guaranteed minimum withdrawal benefit (“GMWB”) Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.

Appendix D: Optional Guaranteed Minimum Income Benefits

●	Guaranteed Retirement Income Program – offered by John Hancock USA;
●	Guaranteed Retirement Income Program – offered by John Hancock New York.

What are the tax consequences of owning a Contract?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

●	withdrawals (including surrenders and systematic withdrawals);
●	payment of any death benefit proceeds;
●	periodic payments under one of our annuity payment options;
●	certain ownership changes; and
●	any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

●	the type of the distribution;
●	when the distribution is made;
●	the nature of any Qualified Plan for which the Contract is being used; and
●	the circumstances under which the payments are made.

If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.

A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1⁄2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.

A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as

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mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Purchasers of Contracts for use with any retirement plan should consult with a qualified tax professional. We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.

Do I receive Transaction Confirmations?

We send you a confirmation statement for certain transactions in your Investment Accounts. Please review these transaction confirmations carefully to verify their accuracy. Please report any mistakes immediately to our Annuities Service Center (at the address or phone number shown on page ii of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, please register for electronic delivery of your transaction confirmations by contacting the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

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III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Venture III® Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

Withdrawal Charge (as percentage of Purchase Payments)[2]
First Year	6%
Second Year	5%
Third Year	4%
Thereafter	0%
Transfer Fee[3]
Maximum Fee Current Fee	$25 $0

[1]	State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment (See “VI. Charges and Deductions - Premium Taxes”), may also apply to your Contract.
[2]	The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.
[3]	This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

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The following table describes fees and expenses that you pay periodically during the time that you own the Contract. This table does not include annual Portfolio operating expenses.

Periodic Fees and Expenses Other than Portfolio Expenses

	John Hancock USA	John Hancock New York
Annual Contract Fee	$ 0	$ 0
Annual Separate Account Expenses[1] (as a percentage of Contract Value in the Variable Investment Options)
Mortality and expense risks fee[2] Distribution fee Administration fee - asset based	1.25% 0.25% 0.15%	1.25% 0.25% 0.15%
Total Annual Separate Account Expenses (With No optional Riders Reflected)	1.65%	1.65%

Optional Benefits

Fees deducted from Separate Account

Optional Annual Step-Up Death Benefit Fee[3]

Optional Guaranteed Earnings Multiplier Benefit Fee

Total Annual Separate Account Expenses

(With Annual Step-Up Death Benefit and Guaranteed

Earnings Multiplier Benefit fee reflected, as applicable)

	0.20% 0.20% 2.05%	0.20% not offered 1.85%

Other Fees deducted from Contract Value

Optional Guaranteed Minimum Income Programs Fee[1]

Guaranteed Retirement Income Program II

Guaranteed Retirement Income Program III

Optional Triple Protection Death Benefit[6]

(as a percentage of Triple Protection Death Benefit)

	0.45% 0.50% 0.50%	0.45% not offered not offered

[1]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
[2]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of a Contract Owner.
[3]	The charge for the optional Annual Step-Up Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005.
[4]	Subject to state availability, John Hancock USA offered the Triple Protection Death Benefit from December 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program II or Guaranteed Retirement Income Program III.

Optional Guaranteed Minimum Withdrawal Benefit Riders (We deduct the fee, as applicable, on an annual basis from Contract Value.)
	Income Plus For Life® (Annual Step- Up Review)[1]	Income Plus For Life – Joint Life® (Annual Step- Up Review) (not available in New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) (issued outside New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) (issued in New York)[1]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued outside New York)[1]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued in New York)[1]	Income Plus For Life® 12.08 (issued outside New York)[1]	Income Plus For Life® 12.08 (issued in New York)[1]

Maximum Fee	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee	0.60%	0.60%	0.75%	0.70%	0.75%	0.70%	0.85%	0.80%

Optional Guaranteed Minimum Withdrawal Benefit Riders (We deduct the fee, as applicable, on an annual basis from Contract Value.)
	Income Plus For Life –Joint Life® 12.08 (issued outside New York)[1]	Income Plus For Life – Joint Life® 12.08 (issued in New York)[1]	Principal Plus for Life Plus Automatic Annual Step- Up2	Principal Plus for Life Plus spousal Protection[3]	Principal Plus for Life[4]	Principal Plus[5]	Principal Returns[6]

Maximum Fee	1.20%	1.20%	1.20%	1.20%	0.75%	0.75%	0.95%
Current Fee	0.85%	0.80%	0.70%	0.65%	0.40%	0.30%	0.50%

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[1]	The current charge for each of the Income Plus For Life Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped-up to equal the Contract Value.
[2]	The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is a percentage of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.
[3]	The current charge for the Principal Plus for Life Plus Spousal Protection Rider is 0.65% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[4]	The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[5]	The current charge for the Principal Plus Rider is 0.30% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
[6]	The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.

Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2016)	Minimum[1]	Maximum
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued on and after May 13, 2002	0.50%	1.61%
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued prior to May 13, 2002	0.30%	1.61%

[1]	For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Portfolio shares for certain Variable Investment Options available under those Contracts.

Examples

We provide the following examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

John Hancock USA Venture III® Contracts with optional benefit Riders, issued after May 1, 2006. Example 1 below assumes that you invest $10,000 in a Contract issued after January 17, 2008 with the Annual Step Death Benefit and Income Plus For Life optional Riders. Example 2 below assumes that you invest $10,000 in a Contract issued after July 17, 2006 with the Annual Step Death Benefit and Principal Plus for Life – Plus Automatic Annual Step-Up optional Riders. Example 3 assumes that you invest $10,000 in a Contract issued between May 1, 2006 and July 16, 2006 with the Annual Step Death Benefit and Principal Plus for Life optional Riders. The examples also assume that your investment has a 5% return each year and assume the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1. Maximum Portfolio operating expenses – John Hancock USA Contract with previously-offered optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,025	$1,824	$2,470	$5,134
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$477	$1,457	$2,470	$5,134

Example 2. Maximum Portfolio operating expenses – John Hancock USA Contract with previously-offered optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,023	$1,810	$2,436	$5,016
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$474	$1,443	$2,436	$5,016

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Example 3. Maximum Portfolio operating expenses – John Hancock USA Contract with previously-offered optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$976	$1,670	$2,195	$4,529
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$427	$1,299	$2,195	$4,529

John Hancock USA Venture III® Contracts with optional benefit Riders, issued prior to May 1, 2006. Example 4 below assumes that you invest $10,000 in a Contract issued between December 8, 2003 and April 30, 2006 with the Annual Step Death Benefit, Guaranteed Earnings Multiplier Death Benefit, and Principal Plus for Life optional Riders. Example 5 assumes that you invest $10,000 in a Contract issued between May 13, 2002 and December 7, 2003 with the Annual Step Death Benefit, Guaranteed Earnings Multiplier Death Benefit and Guaranteed Retirement Income Program II optional Riders. Both examples also assume that your investment has a 5% return each year and assume the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 4. Maximum Portfolio operating expenses – John Hancock USA Contract with previously-offered optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$994	$1,725	$2,287	$4,697
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$447	$1,357	$2,287	$4,697

Example 5. Maximum Portfolio operating expenses – John Hancock USA Contract with previously-offered optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$963	$1,636	$2,137	$4,425
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$416	$1,265	$2,137	$4,425

John Hancock USA Venture III® Contracts with no optional benefit Riders. The following example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios that are available to such Contracts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 6. Minimum Portfolio operating expenses – John Hancock USA Contract with no optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$775	$1,066	$1,152	$2,472
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$218	$672	$1,152	$2,472

John Hancock New York Venture III® Contracts with optional benefits. Example 7 assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and Income Plus For Life optional Riders. Example 8 assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and Principal Plus for Life - Plus Automatic Annual Step-Up optional Riders. These examples also assume that your investment has a 5% return each year and assume the maximum annual contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 7. Maximum Portfolio operating expenses – John Hancock New York Contract with optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,025	$1,824	$2,470	$5,134
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$477	$1,457	$2,470	$5,134

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Example 8. Maximum Portfolio operating expenses – John Hancock New York Contract with optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,023	$1,810	$2,436	$5,016
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$474	$1,443	$2,436	$5,016

John Hancock New York Venture III® Contracts with previously-offered optional benefits. The following example assumes that you invest $10,000 in a Contract with the Annual Step Death Benefit and the Guaranteed Retirement Income Program II optional benefit Rider. This example also assumes that your Contract has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 9. Maximum Portfolio operating expenses – John Hancock New York Contract with previously-offered optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$931	$1,539	$1,973	$4,125
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$381	$1,164	$1,973	$4,125

John Hancock New York Venture III® Contracts with no optional benefits The next example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 10. Minimum Portfolio operating expenses – John Hancock New York Contract with no optional Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$775	$1,066	$1,152	$2,472
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$218	$672	$1,152	$2,472

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

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IV. General Information about Us, the Separate Accounts and the Portfolios

The Companies

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center – its mailing address is P.O. Box 55444, Boston, MA 02205-5444; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com.

John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center – its mailing address is P.O. Box 55445, Boston, MA 02205-5445; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuitiesnewyork.com.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.

The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as any Fixed Investment Option, the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders.

Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.

The Separate Accounts

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.

We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or

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(in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Portfolios

When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

●	the John Hancock Variable Insurance Trust; or
●	(for certain John Hancock USA Contracts issued before May 1, 2006) the PIMCO Variable Insurance Trust with respect to the “PIMCO VIT All Asset Portfolio”; or
●	(for certain John Hancock USA Contracts issued before January 28, 2002) the BlackRock Variable Series Funds, Inc. with respect to the “BlackRock Basic Value V.I. Fund,” the “BlackRock Value Opportunities V.I. Fund” and the “BlackRock Global Allocation V.I. Fund.”

The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management

The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Account.

Our Managed Volatility Portfolios (“MVP”s)

In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders). We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and that allow us to effectively and efficiently manage our exposure under the Contracts (and optional benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).

During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so.

The five MVPs offered under the Contract have the following objectives and strategies:

Lifestyle Aggressive MVP. Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 15% to 18.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the Portfolio’s objective.

Lifestyle Balanced MVP. Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 8.25% to 10.25%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to

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equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) normally will not exceed 100%.

Lifestyle Conservative MVP. Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 5.5% to 6.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 22%.

Lifestyle Growth MVP. Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 11% to 13%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 77%.

Lifestyle Moderate MVP. Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 7% to 9%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 44%.

You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio.

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.

The BlackRock Basic Value V.I. Fund, the BlackRock Value Opportunities V.I. Fund and the BlackRock Global Allocation V.I. Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC (“BIM”), an affiliate, to act as the investment sub-adviser to the BlackRock Basic Value V.I. Fund, the BlackRock Value Opportunities V.I. Fund and the BlackRock Global Allocation V.I. Fund, and BlackRock International Limited (“BIL”), an affiliate, to act as the investment subadviser to the BlackRock Global Allocation V.I. Fund, and may pay BIM and BIL a portion of the annual management fee it receives from each respective Portfolio.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments.

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However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

Fees and expenses of the Portfolios include investment management fees, Rule 12b-1 fees and other operating expenses. The fees and expenses are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the “American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any additional charge to you.

Funds of Funds and Master-Feeder Funds

Each of the John Hancock Variable Insurance Trust’s Core Strategy Trust, Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, Lifestyle Moderate MVP, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, and the PIMCO VIT All Asset Portfolio is a “fund of funds” that invests in other underlying mutual funds (collectively, the “Funds of Funds”). Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of those portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio.

Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World Trusts (“JHVIT American Fund Portfolios”) invests in Class 1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding master fund which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.

Portfolio Investment Objectives

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the investment objectives of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio in the prospectus for that Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio. You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center website, phone number or address shown on page ii of this Prospectus. Please read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002. For Contracts issued prior to that date, we invest the assets of each Subaccount corresponding to a John Hancock Variable Insurance Trust Portfolio in Series I shares of that Portfolio (except in the case of Portfolios that commenced operations on or after May 13, 2002). More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective
500 Index Trust B (successor to U.S. Equity Trust) Series I, II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond Trust Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]	Seeks income and capital appreciation.
American Asset Allocation Trust Series I, II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Global Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.
American Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital.
American Growth-Income Trust Series I, II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital and income.
American International Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.
American New World Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term capital appreciation.
Blue Chip Growth Trust Series I, II	T. Rowe Price Associates, Inc.	Seeks to provide long-term growth of capital. Current income is a secondary objective.
Bond Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks income and capital appreciation.
Capital Appreciation Trust Series I, II	Jennison Associates LLC	Seeks long-term growth of capital.
Capital Appreciation Value Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
Core Bond Trust Series I, II	Wells Capital Management, Incorporated	Seeks total return consisting of income and capital appreciation.
Core Strategy Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long term growth of capital; current income is also a consideration.
Equity Income Trust Series I, II	T. Rowe Price Associates, Inc.	Seeks to provide substantial dividend income and also long-term growth of capital.
Financial Industries Trust Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks growth of capital.
Fundamental All Cap Core Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks long-term growth of capital.

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Portfolio	Subadviser	Investment Objective
Fundamental Large Cap Value Trust Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks long-term capital appreciation.
Global Bond Trust Series I, II	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Global Trust Series I, II	Templeton Global Advisors Limited	Seeks long-term capital appreciation.
Health Sciences Trust Series I, II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
High Yield Trust[2] Series I, II	Western Asset Management Company	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
International Equity Index Trust B Series I, II	SSgA Funds Management, Inc.	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock Trust Series II	Invesco Advisers, Inc.	Seeks long term growth of capital.
International Small Company Trust Series I, II	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
International Value Trust (successor to International Core Trust)[3] Series I, II	Templeton Investment Counsel, LLC	Seeks long-term growth of capital.
Investment Quality Bond Trust Series I, II	Wellington Management Company, LLP	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Aggressive PS Series Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital.
Lifestyle Balanced MVP Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Balanced PS Series Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative MVP Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Conservative PS Series Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a high level of current income with some consideration given to growth of capital.

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Portfolio	Subadviser	Investment Objective
Lifestyle Growth MVP Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Growth PS Series (successor to Franklin Templeton Founding Allocation Trust) Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate MVP Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Moderate PS Series Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Mid Cap Index Trust Series I, II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index.
Mid Cap Stock Trust Series I, II	Wellington Management Company, LLP	Seeks long-term growth of capital.
Mid Value Trust Series I, II	T. Rowe Price Associates, Inc.	Seek long-term capital appreciation.
Money Market Trust Series I, II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to obtain maximum current income consistent with preservation of principal and liquidity.
Real Estate Securities Trust[4] Series I, II	Deutsche Investment Management Americas Inc. (“DIMA”)	Seeks to achieve a combination of long-term capital appreciation and current income.
Science & Technology Trust Series I, II	T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC[5]	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective.
Short Term Government Income Trust Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth Trust Series I, II	Wellington Management Company, LLP	Seeks long-term capital appreciation.
Small Cap Index Trust Series I, II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Small Cap Opportunities Trust Series I, II	Dimensional Fund Advisors LP (“DFA”) & Invesco Advisers, Inc. (“Invesco”)[6]	Seeks long-term capital appreciation.
Small Cap Value Trust Series II	Wellington Management Company, LLP	Seeks long-term capital appreciation.
Small Company Value Trust Series I, II	T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
Strategic Income Opportunities Trust Series I, II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income.
Total Bond Market Trust B Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market).

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Portfolio	Subadviser	Investment Objective
Total Stock Market Index Trust (successor to All Cap Core Trust) Series I, II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Ultra Short Term Bond Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities Trust Series I, II	Massachusetts Financial Services Company	Seeks capital growth and current income.
Value Trust Series I, II	Invesco Advisers, Inc.	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Basic Value V. I. Fund[7] Series II	BlackRock Investment Management, LLC	Seeks capital appreciation and, secondarily, income.
BlackRock Global Allocation V. I. Fund[8] Series II	BlackRock Investment Management, LLC and BlackRock International Limited	Seeks high total investment return.
BlackRock Value Opportunities V. I. Fund[7] Series II	BlackRock Investment Management, LLC	Seeks long-term growth of capital.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio Class M	Pacific Investment Management Company	Seeks maximum real return consistent with preservation of real capital and prudent investment management.

[1]	The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[2]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[3]	The Portfolio is subadvised by Templeton Investment Counsel, LLC under an agreement with Templeton Global Advisors Limited.
[4]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[5]	The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.
[6]	The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.
[7]	The Portfolio is subadvised by BlackRock Investment Management, LLC, an affiliate, under an agreement with BlackRock Advisors, LLC.
[8]	The Portfolio is subadvised by BlackRock Investment Management, LLC and BlackRock International Limited, affiliates, under an agreement with BlackRock Advisors, LLC.

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Voting Interest

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

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V. Description of the Contract

Eligible Plans

Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI). The Contracts are not designed to fund a comingled account for multiple participants in a Qualified Plan. The Contracts are designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.

Please consult with a qualified tax professional for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:

●	the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split; and
●	any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges.

Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.

Eligibility Restrictions

Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI from the Annuities Service Center.

Beneficiary IRAs. For all Contracts that offered optional benefit Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional benefit Riders that were otherwise available under the Contract (where applicable, see Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefit(s),” to determine what optional benefit Riders, if any, were available).

We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.

Accumulation Period Provisions

Purchase Payments

Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

●	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.
●	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.

Additional Purchase Payments for Nonqualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:

●	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
●	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.

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Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

●	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.
●	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.

Additional Purchase Payments for Qualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:

●	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
●	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.

Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30. All Additional Purchase Payments must be in U.S. dollars.

We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your Contract Values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.

There may be additional restrictions on Purchase Payments if you purchased a guaranteed minimum withdrawal benefit Rider. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your Financial Account Plan or in connection with a Payroll Plan. Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:

●	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012;
●	no automatic withdrawal program from your Contract is in effect; and
●	your GMWB Rider is not in the Settlement Phase.

For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year that you become age 70 1⁄2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. We are not responsible for determining if the payment is a “rollover contribution.” Please consult with a qualified tax professional for additional information.

Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:

●	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and
●	the Contract Value at the end of such two year period is less than $2,000.

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In addition, if your account value becomes less than the annual administration and/or rider fee amounts, we may cancel your Contract, retaining any remaining value to cover a portion of the annual fee costs. If the Contract has a Rider, we will refund the income base amount in the form of a lump sum payment.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, minus the amount of any withdrawal charge, Rider fee and Unpaid Loan. For IRAs, you must be eligible to make an IRA contribution. For any IRA benefit refund amounts over $200, you must receive prior notice for federal tax withholding election (and state where applicable) and roll over eligibility. The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options (subject to the restrictions described below). You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).

Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from Money Market cannot be replaced.

Restrictions on the BlackRock and PIMCO Investment Options. You are not permitted to make new investments in the BlackRock Basic Value Investment Option, BlackRock Global Allocation Investment Option, BlackRock Value Opportunity Investment Option, or the PIMCO VIT All Asset Portfolio Investment Option. Transfers of amounts from other Investment Options into these Investment Options also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the BlackRock Basic Value Investment Option, BlackRock Global Allocation Investment Option, BlackRock Value Opportunity Investment Option, or the PIMCO VIT All Asset Portfolio Investment Option, you may continue to keep that Contract Value in those Investment Options, but any transfer or withdrawal from them cannot be replaced. However, if you are enrolled in an Asset Rebalancing Program that includes scheduled transfers of Contract Value into any of these Investment Options, then the program will continue to make those transfers (see “Special Transfer Services – Asset Rebalancing Program” in this section, below).

Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:

●	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or
●	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.

We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by

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multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

●	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or
●	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

Automated Transactions. Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing Program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;
(b)	is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.

Transfers You May Make Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see “Telephone and Electronic Transactions,” below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to transfer frequently into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset

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Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios, or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

We reserve the right to take other actions to restrict trading, including, but not limited to:

●	restricting the number of transfers made during a defined period;
●	restricting the dollar amount of transfers;
●	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and
●	restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

Telephone and Electronic Transactions

We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or internet address shown on page ii of this Prospectus for more information on electronic transactions.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.

We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

●	any loss or theft of your password; or
●	any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly. All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

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We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services – Dollar Cost Averaging Program

We administer a Dollar Cost Averaging (“DCA”) program. If you entered into a DCA agreement, you may have elected, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permitted for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amounts will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.

The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form and obtain full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.

You should consult with your financial representative to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.

Special Transfer Services – Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you need to monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:

●	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);
●	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or
●	annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s Spouse under the Code. See the SAI for further information regarding the impact of taking withdrawals from Section 403(b) Plan Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request, complete with all necessary information, at our Annuities Service Center, minus any Unpaid Loans (including unpaid interest) and any applicable Rider charge, tax or administration fee, and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a withdrawal, we will pay the amount requested, reduced by any applicable withdrawal charge, Rider charge, administrative fee, or amount withheld for taxes, and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.

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When making a withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.

When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	trading on the New York Stock Exchange is restricted;
●	an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;
●	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or
●	the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Impact of Divorce. In the event that you and your Spouse become divorced, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.

Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters – Other Qualified Plans”).

Signature Guarantee Requirements for Surrenders and Withdrawals

(Not applicable to Contracts issued in New Jersey)

We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:

●	you have no signed application on file with us; or
●	you are requesting that we mail the amount withdrawn to an alternate address; or
●	you have changed your address within 30 days of the withdrawal or surrender request; or
●	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

Special Withdrawal Services – The Income Plan

We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals outside the IP program are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the withdrawal charge free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to

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suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in the IP program.

Special Withdrawal Services – The Income Made Easy Program

Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Income Plus For Life Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, and Principal Returns (where available) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. We currently do not make any of our GMWB Riders available for purchase or exchange to existing Contract Owners. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.

Death Benefit During the Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract’s Annuity Commencement Date. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. Please read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

Amount of Death Benefit. The death benefit under the Contracts is the greater of:

●	the Contract Value; or
●	the Minimum Death Benefit.

We decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix B: “Optional Enhanced Death Benefits”).

Minimum Death Benefit. We determine the minimum death benefit as follows: minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with withdrawals.

We reduce the minimum death benefit proportionally in connection with withdrawals. The amount deducted equals the death benefit under your Contract before the withdrawal times the ratio of the withdrawal amount divided by your Contract Value before the withdrawal.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments. In addition, all payments made and all amounts deducted in connection with withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner’s Spouse.

Payment of Death Benefit. The determination of the death benefit will be made on the date we receive written notice and “proof of death” as well as all required claims forms in Good Order from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

●	a certified copy of a death certificate; or
●	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
●	any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

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Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that were not issued in connection with Qualified Plans, i.e., “Nonqualified Contracts.” Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, please seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan.

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following and as may be stated otherwise above for certain Annuitant-driven Contracts:

●	The Beneficiary becomes the Owner.
●	We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.
●	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving Spouse).
●	We waive withdrawal charges for all future distributions.
●	If the deceased Owner’s Beneficiary is a surviving Spouse, he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the Spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the Spouse. For purposes of calculating the death benefit payable upon the death of the Spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the Spouse’s death benefit.
●	If the Beneficiary is not the deceased Owner’s Spouse, distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VII. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

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●	Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy, beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations on the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s Spouse.

A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a Spouse of the previous Owner (or co-Owner). Please consult with your own qualified tax professional for further information relevant to your situation.

Optional Enhanced Death Benefits

Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.

Annual Step-Up Death Benefit. Under the Annual Step-Up Death Benefit Rider, John Hancock USA and John Hancock New York guarantee a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step-Up Death benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract. The Rider cannot be revoked once elected.

Guaranteed Earnings Multiplier Death Benefit (Not available in New York and Washington.) John Hancock USA offered the Guaranteed Earnings Multiplier Death Benefit Rider between July 2001 and May 2006, subject to state availability. Under the Guaranteed Earnings Multiplier Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier was available only at Contract issue and cannot be revoked once elected.

Triple Protection Death Benefit (Not available in New York and Washington). John Hancock USA offered the Triple Protection Death Benefit Rider between December 2003 and December 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount, which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

Pay-out Period Provisions

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no Contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary (“Default Maturity Date”). You may request a different Maturity Date at any time, by written request or by telephone at the number listed on page ii of this Prospectus, at

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least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:

●	you are registered on the website, and
●	your Contract is active, and not owned by a custodian or continued by a surviving Spouse or Beneficiary.

Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.

Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Please consult with your own qualified tax professional for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – Required Minimum Distributions”).

Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract” below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.

A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.

When John Hancock USA issues a Contract outside New York:

●	the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary; and
●	the Maturity Date for Contracts issued on and after May 1, 2006 is the first day of the month following the 90th birthday of the oldest Annuitant, or, in some cases, the tenth Contract Anniversary, if later, unless the Contract’s specifications page states otherwise or you later change the date.

Please review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:

●	a Nonqualified Contract, or
●	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.

We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. United States Treasury regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.

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Once annuity payments commence:

●	you are no longer permitted to make any withdrawals under the Contract;
●	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;
●	we may not change the Annuity Option or the form of settlement; and
●	your Guaranteed Minimum Death Benefit terminates.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity – An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity – An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.

Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life®, Income Plus For Life – Joint Life®, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Returns optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® Series Riders. For the Income Plus For Life – Joint Life® Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

●	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
●	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the

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Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

●	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
●	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Returns optional benefit Rider. If you purchased a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

●	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
●	the annual amount that the proceeds of your Contract provide on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain – This Annuity Option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetimes of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Benefit Base (which may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

●	the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract; or
●	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Life Annuity.

GMWB Alternate Annuity Option 5: Fixed Period Certain Only – This Annuity Option is available only if:

●	you purchase a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and
●	there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

●	the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Rider that you purchased with your Contract; or
●	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider.

Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

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We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, with Contracts issued to residents of Massachusetts on or after January 1, 2009, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).

We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” in this section, above). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.

Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.72%.

Transfers During the Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During the Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the

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method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.

Optional Guaranteed Minimum Income Benefits

Please see Appendix D: “Optional Guaranteed Minimum Income Benefits” for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.

Other Contract Provisions

Ownership

Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.

Before requesting a change of ownership or making an assignment of your Contract, please consider the following:

●	A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.
●	In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”)
●	An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.
●	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.
●	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.
●	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.
●	Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.

We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified

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Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.

Beneficiary

The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Code Section 72(s)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.

Misstatement and Proof of Age, Sex or Survival

We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.

Fixed Investment Options

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor in a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available under the Contract, including a DCA Fixed Investment Option under the DCA program (see “Special Transfer Services – Dollar Cost Averaging Program” for details). A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time to time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

A one-year Fixed Investment Option was offered to John Hancock USA Contracts issued prior to January 22, 2002. However, you may no longer make Additional Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your Variable Investment Options to the one-year Fixed Investment Option. If you purchased your John Hancock USA Contract on or after January 22, 2002, you may not make Additional Purchase Payments or transfers to the one-year Fixed Investment Option.

A one-year Fixed Investment Option was offered to John Hancock New York Contracts issued prior to March 2003.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period (when available). You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

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You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under “Withdrawals” above.

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See “VII. Federal Tax Matters” below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters – Qualified Plan Types.”

Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “VII. Federal Tax Matters – General Information Regarding Qualified Contracts – Loans.” The loan privilege will not be available if you elected any optional guaranteed minimum withdrawal benefit Rider.

Charges. No asset based charges are deducted from Fixed Investment Options.

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VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see “III. Fee Tables” and Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and/or Appendix D: “Optional Guaranteed Minimum Income Benefit(s).”

Withdrawal Charges

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments.

Amounts to Which Withdrawal Charges Do Not Apply. We do not assess a withdrawal charge with respect to: (i) earnings accumulated in the Contract; (ii) certain other “free Withdrawal Amounts,” described below; or (iii) Purchase Payments that are no longer subject to a withdrawal charge as described in the table below. Withdrawals from the Fixed Investment Option may be subject to a market value charge.

We do not impose a withdrawal charge on amounts allocated to any “free Withdrawal Amount.” In any Contract Year, the free Withdrawal Amount for that year is the greater of:

●	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); and
●	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

Amounts to Which Withdrawal Charges Do Apply. We first allocate a withdrawal to any “free Withdrawal Amount” and second to “unliquidated Purchase Payments” (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date).

Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be “liquidated” on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.

Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.

Withdrawal Charge

(as percentage of Purchase Payments)

First Year	6%
Second Year	5%
Third Year	4%
Thereafter	0%

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of the Investment Account less any applicable withdrawal charge.

How We Determine the Withdrawal Charge. We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, any Rider fees, and any taxes. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

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There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.”

Waiver of Applicable Withdrawal Charge – Confinement to Eligible Nursing Home

(John Hancock USA Contracts only; not available in MA and NY)

For Venture III Contracts issued on or after May 1, 2006 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

●	the Owner has been confined to an “Eligible Nursing Home” for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);
●	the confinement began at least one year after the Contract Date;
●	confinement was prescribed by a “Physician”;
●	both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal; and
●	the request for a total withdrawal and “Due Proof of Confinement” are received by us, in Good Order, no later than 90 days after discharge.

An “Eligible Nursing Home” is a licensed “Long Term Care Facility” or “Hospital” providing medically necessary inpatient care that is prescribed in writing by a licensed “Physician” and is based on physical limitations which requires daily living in an institutional setting. A “Long Term Care Facility” is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A “Hospital” is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed “Physicians”; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A “Physician” is a person other than you, the Annuitant(s) or a member of your or the Annuitant’s families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

“Due Proof of Confinement” is a letter signed by an eligible Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver described above is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver is not available in all states and was not available for Contracts issued prior to May 1, 2006. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”). Please consult with your own qualified tax professional before requesting the waiver.

There are or may be situations other than those described above or elsewhere in the Prospectus (see, e.g., “Reduction or Elimination of Charges and Deductions,” below) that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.

Asset-Based Charges

We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.

Administration Fee

We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.15% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee.

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Distribution Fee

A daily charge at an annual effective rate of 0.25% of the value of each corresponding Variable Investment Option is deducted from each Subaccount as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see V. Description of the Contract – Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.

To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options. The rate of the mortality and expense risks charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a Spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-Spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if available, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the Fixed Investment Option.

Reduction or Elimination of Charges and Deductions

(Not available in New York)

We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expected to result in reduction of other risks that are normally associated with the Contracts. We determined entitlement to such a reduction in the charges or deductions in the following manner:

●	We considered the size and type of group to which sales are made. Generally, per Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;
●	We considered the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;
●	We considered the nature of the group or class for which the Contracts are purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;
●	We considered any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;
●	We considered the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;
●	There may have been other circumstances that resulted in reduced expenses.

If after consideration of the foregoing factors, we determined that there would be a reduction in expenses, we provided a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed.

In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.

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Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount of the Purchase Payments.

Premium Tax Rate[1]
State or Territory	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME2	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD2	0.00%	1.25%[3]
TX4	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%

1  Based on the state of residence at the time the tax is assessed.

2  We pay premium tax upon receipt of Purchase Payment.

3  0.08% on Purchase Payments in excess of $500,000.

4  Referred to as a “maintenance fee.”

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VII. Federal Tax Matters

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex; please consult your own qualified tax professional with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

This discussion does not address state or local tax consequences associated with a Contract. The discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distribution paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax professional if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.

Our Tax Status

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

Special Considerations for Optional Benefits

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.

If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):

●	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.
●	Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” of an optional GMWB Rider, using the Contract Value. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a description of the GMWB Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.
●	Any annuity payments that you receive under an Annuity Option, including Annuity Options that are available only when you elect a GMWB Rider, will be taxed in the manner described in “Taxation of Annuity Payments” below.

If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):

●	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.
●	The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.

You should consult with your own qualified tax professional for information on any optional benefit Rider.

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General Information Regarding Nonqualified Contracts

(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)

Tax Deferral During Accumulation Period

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.

The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.

Aggregation of Contracts

In certain circumstances, the IRS may determine the portion of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances; please consult your own qualified tax professional if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.

Exchanges of Annuity Contracts

We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.

In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing Contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.

EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in

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the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.

You should consult with your own qualified tax professional in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax professional.

Taxation of Annuity Payments

When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”

Effective January 1, 2011, section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be reported to the IRS as a taxable distribution unless you transfer it into another contract in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.

Surrenders, Withdrawals, Transfers and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.

When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below.

When an individual Owner transfers ownership of a Contract without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in

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the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner’s investment in the Contract is increased by the amount included in the transferor’s gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax professional should be consulted in those situations. However, these tax rules do not apply to a transfer between Spouses or a transfer to a former Spouse incident to a divorce under Code section 1041.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

●	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or
●	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or
●	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:

●	if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
●	if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or
●	if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.

Penalty Tax on Premature Distributions

There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

●	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
●	attributable to the Contract Owner becoming disabled (as defined in the tax law);
●	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;
●	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated Beneficiary;* or made with respect to certain annuities issued in connection with structured settlement agreements.

*You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

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The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Medicare Tax on Unearned Income

A Medicare tax applies to certain unearned income at a maximum rate of 3.8% for taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

Please consult your own qualified tax professional for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the expected payout. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

General Information Regarding Qualified Contracts

(Contracts Purchased to Fund an IRA or Other Qualified Plan)

Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans.

When we issued a Contract in connection with a Qualified Plan (“Qualified Contract”), we may have amended the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.

Please consult your own qualified tax professional for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.

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Additional Purchase Payments to Qualified Contracts

You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments (see “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations):

●	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;
●	as a direct or indirect rollover* from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or
●	by making annual contributions to the extent permitted under the Code.

*	We use the term “direct rollovers” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollovers” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional Purchase Payment. The Code permits an indirect rollover to be tax-deferred if it is contributed to an IRA within 60 days of receipt. Note that an individual can make only one indirect rollover from his IRA(s) during any 12-month period. The tax law does not limit the number of indirect rollovers from other Qualified Plans to an IRA.

Distribution Requirements

The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.

Traditional IRAs

Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.

Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as an inherited IRA or an inherited Roth IRA.

Contributions to a Traditional IRA

Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

If you are the surviving Spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

Distributions from a Traditional IRA

In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59 1⁄2, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.

You may make tax-deferred direct transfers from a Contract held as a Traditional IRA to another Traditional IRA. If instead you take a withdrawal with the intent to roll the proceeds to another IRA as an indirect rollover, you should be aware of certain limitations under the tax law. You must complete any indirect rollover within 60 days of receiving the withdrawal. Moreover, during any 12-

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month period, you can make only one indirect rollover, with respect to all IRAs you own including Roth IRAs. Any additional indirect rollover attempted during the 12-month period will be treated as a distribution, subject to income tax and potentially the 10% penalty tax.

A Beneficiary who is not your Spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.

Required Minimum Distributions from a Traditional IRA

Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70 1⁄2. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.

Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax professional.

If you make a direct transfer of all the value from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.

Penalty Tax on Premature Distributions from a Traditional IRA

A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:

●	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
●	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or
●	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated beneficiary.*

*You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, please consult your own qualified tax professional.

If you rollover a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.

Contributions to a Roth IRA

Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as

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described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

Federal income tax will apply to direct rollovers from “non-Roth” accounts in retirement plans described in sections 401(a), 403(a), 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to Contracts issued as Roth IRAs. Please read “Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.

Distributions from a Roth IRA

Unlike a traditional IRA, distributions from Roth IRAs need not commence after the Owner turns age 70 1⁄2. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse.

If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax professional. Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as a Roth IRA.

Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

●	made after the Owner turns age 59 1⁄2;
●	made after the Owner’s death;
●	attributable to the Owner being disabled; or
●	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.

A direct transfer from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax. However, during any 12-month period, you can make only one indirect rollover with respect to all IRAs you own, including Roth IRAs.

Penalty Tax on Premature Distributions from a Roth IRA

Taxable distributions before age 59 1⁄2 may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.

The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Conversion or Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.

You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.

If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.

Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax,

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you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.

Other Qualified Plans

You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans”) include:

Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self-Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income. Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.

In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.

Collecting and Using Information

Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as Contract Values, Purchase Payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By

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maintaining a Contract for use in a Qualified Plan or by intending to make an Additional Purchase Payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

Contributions to Other Qualified Plans

You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

Distributions from Other Qualified Plans

If permitted under your plan, you may take a withdrawal in the form of a distribution:

●	from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA;
●	from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a SIMPLE IRA, but only after the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer*; or
●	from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.

* Note that if your Contract is a SIMPLE IRA, it does not accept a rollover from any Qualified Plan other than another SIMPLE IRA.

In addition, if your Spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving Spouse participates, to the extent permitted by your surviving Spouse’s plan. A Beneficiary who is not your surviving Spouse may, if permitted by the plan, make a direct rollover to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-Spouse Beneficiary.

You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.

In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.

Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with your own qualified tax professional for further information.

Required Minimum Distributions from Other Qualified Plans

Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of:

●	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 70 1⁄2, or
●	April 1 of the calendar year following the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.

Penalty Tax on Premature Distributions from Other Qualified Plans

A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but generally not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement

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maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of distributions from certain Qualified Contracts, including a SIMPLE IRA, the penalty tax does not apply to a payment:

●	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
●	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or
●	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and “designated beneficiary” (as defined in the tax law).*

*You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, please consult your own qualified tax professional.

Withholding on Eligible Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a) or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.

If we have to withhold a portion of your distribution, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. You should seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.

Designated Roth Accounts within Other Qualified Plans

The Small Business Jobs Act of 2010 authorizes: (1) participants in governmental deferred compensation plans described in section 457(b) to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

Rollover to a Roth IRA

Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.

You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section

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457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.

If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

Section 403(b) Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “403(b) Plan”), we may restrict your ability to make Additional Purchase Payments unless (a) we receive the Additional Purchase Payment directly from the 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us, (b) we have entered into an agreement with your 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”), and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your 403(b) Plan.

Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a 403(b) Plan to a previously issued Contract used in a 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.

Please see the SAI for information regarding withdrawals under 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.

Loans Under Section 403(B) Of The Code

You may be eligible for a loan of some or all of your Contract Value if:

●	We issued your Contract prior to November 12, 2007,
●	Your Contract does not contain a GMWB Rider,
●	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code,
●	The retirement plan is not subject to Title 1 of ERISA, and
●	Your retirement plan permits you to request the loan.

Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.

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Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, please consult your own tax professional before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you have a loan outstanding under a Contract intended for use with a 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.

See Your Own Tax Professional

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information, please consult your own qualified tax professional.

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VIII. General Matters

Asset Allocation Services

We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. (See “V. Description of the Contract – Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.)

Distribution of Contracts

John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210-2805. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.

The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of affiliated and/or non-affiliated broker-dealers that provided marketing support and training services to the broker-dealers that sold and service the Contracts.

Standard Compensation

The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 6% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement arrangements (“revenue sharing”) with selected broker-dealers (“firms”). We determined which firms to support and the extent of the payments that we made and may continue to make. Under these arrangements, the form of payment may have been any one or a

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combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.

These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2015, in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.

Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsored, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may have given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may have given us benefits such as greater access to registered representatives. As a result, registered representatives may have been motivated to recommend one of our contracts over another issuer’s contract.

For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Transaction Confirmations

We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or internet address shown on page ii of this Prospectus for more information on electronic transactions.

Reinsurance Arrangements

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

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Statements of Additional Information

Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

John Hancock Life Insurance Company of New York Separate Account A

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

Financial Statements

The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2016 and 2015, and its Separate Account financial statements for the year ended December 31, 2016 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2016, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

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Appendix A: Examples of Calculation of Withdrawal Charge

Example 1 – Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made and there are no withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

Contract Year	Hypothetical Contract Value	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
1	$55,000	$5,000[1]	$50,000	6%	$3,000
2	50,500	5,000[2]	45,500	5%	2,275
3	35,000	5,000[3]	45,000	4%	1,200
4	70,000	20,000[4]	50,000	0%	0

During any Contract Year the free Withdrawal Amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior withdrawals in that Contract Year.

[1]	In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free Withdrawal Amount).
[2]	In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free Withdrawal Amount).
[3]	In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is applied to total payments less the free Withdrawal Amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).
[4]	There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.

Example 2 – Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made and there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

Hypothetical Contract Value	Withdrawal Requested	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
$65,000	$2,000	$15,000[1]	$0	5%	$0
49,000	5,000	3,000[2]	2,000	5%	100
52,000	7,000	4,000[3]	3,000	5%	150
44,000	8,000	0[4]	8,000	5%	400

[1]	For the first example, the accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.
[2]	The Contract has negative accumulate earnings ($49,000 - $50,000), so the free Withdrawal Amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free Withdrawal Amount during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.
[3]	The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free Withdrawal Amount is $4,000. Therefore, $3,000 of the $7,000 withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.
[4]	The free Withdrawal Amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

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Appendix B: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Venture III® Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

1.	Annual Step-Up Death Benefit
2.	Guaranteed Earnings Multiplier Death Benefit – Not offered in New York or Washington
3.	Triple Protection Death Benefit – Not offered in New York or Washington.

Annual Step-Up Death Benefit

If you elected the optional Annual Step-Up Death Benefit, we impose an additional daily charge at an annual effective rate of 0.20% of the value of the variable Investment Accounts. If you purchased the Annual Step-Up Death Benefit Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.

Under this benefit, if the Owner dies before the Contract’s Maturity Date, we will pay an “Annual Step-Up Benefit” to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step-Up Benefit replaces a lower death benefit under the terms of the Contract.)

The Annual Step-Up Death Benefit is the greatest “Anniversary Value” after the effective date of the Annual Step-Up Death Benefit but prior to the oldest Owner’s 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, minus amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with withdrawals on a pro rata basis by multiplying the Annual Step-Up Death Benefit payable prior to the withdrawal, by the ratio of the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the Contract Owner’s surviving Spouse and elects to continue the Contract, the optional Annual Step-Up Death Benefit will continue with the surviving Spouse as the new Contract Owner. For purposes of calculating the optional Annual Step-Up Death Benefit payable upon the death of the surviving Spouse, we treat the death benefit paid upon the first Owner’s death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death in the determination of the Annual Step-Up Death Benefit for the surviving Spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner’s death.

Termination of the Annual Step-Up Death Benefit. The Annual Step-Up Death Benefit will terminate upon the earliest to occur of: (a) the date the Contract terminates; (b) the Maturity Date; or (c) the date on which the Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including The Annual Step-Up Death Benefit) as the new Owner.

The continuation of the optional Annual Step-Up Death Benefit to an existing Contract for a surviving Spouse may not always be in your interest since an additional fee is imposed for this benefit.

Qualified Plans

If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax professional.

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Guaranteed Earnings Multiplier

(Not available in New York and Washington)

If you elected the optional Guaranteed Earnings Multiplier benefit, we impose an additional daily charge at an annual effective rate of 0.20% of the value of each variable Investment Account. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Guaranteed Earnings Multiplier. Election of the Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of certain Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.

We deduct amounts in connection with withdrawals on a pro rata basis by multiplying the Guaranteed Earnings Multiplier benefit payable prior to the withdrawal, by the ratio of the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the deceased Owner’s Spouse and elects to continue the Contract, the Guaranteed Earnings Multiplier will continue with the surviving Spouse as the new Contract Owner. In this case, upon the death of the surviving Spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving Spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner’s death and the Guaranteed Earnings Multiplier benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of the Guaranteed Earnings Multiplier. The Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including the Guaranteed Earnings Multiplier) as the new Owner.

Triple Protection Death Benefit

(Not available in New York or Washington)

If you elected the optional Triple Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit). The Triple Protection Death Benefit was available for Contracts issued between December 8, 2003 and December 31, 2004. If you elected the Triple Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract’s Maturity Date, the Triple Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Triple Protection Death Benefit is equal to an “‘Enhanced Earnings Death Benefit’ Factor”* plus the greatest of:

●	the Contract Value;
●	the Return of Purchase Payments Death Benefit Factor*;
●	the Annual Step-Up Death Benefit Factor*; or
●	the Graded Death Benefit Factor*.

    *defined below

We deduct any Debt under your Contract from the amount described above.

Enhanced Earnings Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the “‘Enhanced Earnings Death Benefit’ Factor” is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of

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the Triple Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, “Earnings” is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals. The maximum “Enhanced Earnings Death Benefit” Factor is equal to 100% of the Earnings Basis.

Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no Additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:

●	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.
●	“Earnings” are equal to $175,000 minus $150,000, or $25,000.
●	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.

Note that for purposes of the Triple Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” are less than $75,000 (or $175,000 minus $100,000).

Return of Purchase Payments Death Benefit Factor. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals.

Annual Step-Up Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner’s reaching age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary.

Graded Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

(1)	is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

Number of Complete Years Payment has been in Contract	Payment Multiplier[1]
0	100%
1	110%
2	120%
3	130%
4	140%
5	150%

[1]	If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

(2)	is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.

The Triple Protection Death Benefit Factors are separate and distinct from similarly named terms, such as “Annual Step-Up Death Benefit” that may be contained in other optional benefit Riders. The other optional benefit Riders impose separate optional Rider charges and their benefits and limitations may be different.

Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.

The guaranteed death benefits provided by the Triple Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract

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Year will be recalculated and will reduce the appropriate value proportionally. If an Additional Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Determination and Distribution of the Triple Protection Death Benefit. We determine the death benefit paid under the Triple Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in Good Order.

If the Beneficiary is the deceased Owner’s Spouse, and the Triple Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving Spouse as the new Owner. Upon the death of the surviving Spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving Spouse:

●	The Triple Protection Death Benefit paid upon the first Owner’s death (“first Triple Protection Death Benefit”) is not treated as a Purchase Payment to the Contract.
●	In determining the Enhanced Earnings Death Benefit Factor, on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.
●	In determining other elements of the death benefit calculation (described above as the Return of Purchase Payments Death Benefit Factor, the Annual Step-Up Death Benefit Factor, and the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

Investment Options. We reserve the right to restrict Investment Options at any time. We will notify you in writing at least 30 days prior to restricting an Investment Option. If we restrict an Investment Option you may not be able to transfer or allocate Contract Value or Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to the terms of the Contract.

At the current time, there are no additional Investment Option restrictions imposed on the Triple Protection Death Benefit Rider.

Termination of the Triple Protection Death Benefit Rider. The Owner may not terminate the Triple Protection Death Benefit Rider. However, the Triple Protection Death Benefit will terminate automatically upon the earliest of:

●	the date the Contract terminates;
●	the Maturity Date; or
●	the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and the Triple Protection Death Benefit Rider are continued by the surviving Spouse after the death of the original Owner.

Determination of the Triple Protection Death Benefit Fee. Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a total withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the total withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

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Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:

Income Plus for Life® Series Riders

•	Income Plus For Life® 12.08 Series:
o	Income Plus For Life® 12.08
o	Income Plus For Life – Joint Life® 12.08
•	Income Plus For Life® (Quarterly Step-Up Review) Series
o	Income Plus For Life® (Quarterly Step-Up Review)
o	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)
•	Income Plus For Life® (Annual Step-Up Review) Series*
o	Income Plus For Life® (Annual Step-Up Review)
o	Income Plus For Life – Joint Life® (Annual Step-Up Review)

* The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life” and “Income Plus For Life – Joint Life®.”

Principal Plus for Life Series Riders

●	Principal Plus for Life
●	Principal Plus for Life Plus Automatic Annual Step-Up
●	Principal Plus for Life Plus Spousal Protection

Principal Plus Rider

Principal Returns Rider

These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.

We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.

General Information about Guaranteed Minimum Withdrawal Benefit Riders

This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.

Forms of Guaranteed Amounts

Our GMWB Riders provide two different types of benefits:

Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.

Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.

The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the “Features” section of this Appendix.

Covered Person(s)

Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or on joint lives.

Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.

EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.

The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.

Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime durations of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” (a “Spouse”) under state law to be treated as a Covered Person under the Contract.

For Riders issued with Nonqualified Contracts:

●	both Spouses must be named as co-Owners of the Contract; or
●	if only one Spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other Spouse must be designated as the Beneficiary of the Contract.

For Riders issued with Qualified Contracts:

●	one Spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and
●	the Owner’s Spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your Spouse become divorced after you purchased the Rider, you may not add a new Spouse as a Covered Person. If you remove your Spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce). You may lose benefits under the Rider if a Covered Person is removed from the Rider.

Availability of Guaranteed Minimum Withdrawal Benefit Riders

You could have elected a GMWB Rider at the time you purchased a Contract. Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

Guaranteed Minimum Withdrawal Benefit Rider. You could only purchase a Rider at the time you purchased a Contract. Once you elected a Rider and the right to cancel your Contract period expired, you were no longer able to revoke this optional benefit. We offered these optional benefit Riders only where approved by state insurance regulatory agencies.

Rider Fees

We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the amount of the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:

●	on the date we determine the death benefit;
●	after the Annuity Commencement Date at the time an Annuity Option begins; or
●	at full surrender of the Contract; or
●	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.

Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life (Quarterly Step-Up Review) or

Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.

Fee for Principal Plus for Life Plus Spousal Protection. The fee is equal to 0.65% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any the amount of Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Spousal Protection Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Spousal Protection Rider fee will never exceed 1.20%.

Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

Fee for Principal Returns. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.

If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up Dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Restrictions on Additional Purchase Payments

If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.

Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:

●	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or
●	(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.

Restrictions on Additional Purchase Payments for Qualified Contracts. If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:

●	(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);
●	(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but
●	(all Contracts) any Purchase Payment after the oldest Covered Person becomes age 81.

For Contracts issued with Principal Plus, we reserve the right to apply the Nonqualified Contract Additional Purchase Payment restrictions to Qualified Contracts.

Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:

●	You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
●	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).
●	Other limitations on Additional Purchase Payments may vary by state.

If we issued your Contract in connection with an IRA, any Additional Purchase Payments that we may approve for the year that you become 70 1⁄2 and for any subsequent year must qualify as a “rollover contribution.” We are not responsible for determining if the payment is a “rollover contribution” and you should consult with a qualified tax professional regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:

●	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,
●	no automatic withdrawal program from your Contract is in effect, and
●	your Rider is not in the Settlement Phase.

Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:

●	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or
●	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or
●	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or
●	(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.

For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial representative or our Annuities Service Center.

Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.

Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders

If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:

(a)	among the currently available individual Investment Options (see “Available Individual Investment Options” below); or
(b)	in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).

Subject to our restrictions on frequent trading:

●	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or
●	if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.

You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

You should consult with your financial representative to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.

Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:

●	Core Strategy Trust
●	Lifestyle Balanced MVP
●	Lifestyle Balanced PS Series
●	Lifestyle Conservative MVP
●	Lifestyle Conservative PS Series
●	Lifestyle Growth MVP
●	Lifestyle Growth PS Series
●	Lifestyle Moderate MVP
●	Lifestyle Moderate PS Series
●	Total Bond Market Trust B
●	Ultra Short Term Bond Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option in connection with your selected Investment Options.

Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):

●	American Asset Allocation Trust
●	Capital Appreciation Value Trust
●	Money Market Trust

If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option, except to the Money Market Investment Option. No additional amounts may be allocated to the Money Market Investment Option. Also, you will not be able to transfer amounts from another Investment Option to any of the Restricted Options. And you will no longer be able to use the Restricted Option if at any point you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.

We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on page ii of this Prospectus. You should read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.

If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Fixed Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.

None of the Model Allocations is a fund of funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial representative to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

Table of Restricted Model Allocations. The following 10 Model Allocations were available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.

Restricted Model Allocations:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Global Balanced PS (only available to Global Balanced investors; not available after June 30, 2014)	30% 25% 25% 20%	Fundamental Large Cap Value Trust American International Trust Lifestyle Balanced PS Series Global Bond Trust
American Global Diversification (not available after April 30, 2009)	65% 20% 10% 5%	American Global Growth Trust Bond Trust High Yield Trust American New World Trust
Fundamental Holdings of America (not available after April 30, 2009)	35% 25% 25% 15%	Bond Trust American Growth-Income Trust American Growth Trust American International Trust
Global Balanced (not available after April 30, 2007)	30% 25% 25% 20%	Fundamental Large Cap Value Trust American International Trust Lifestyle Balanced MVP Global Bond Trust
Blue Chip Balanced (not available after April 30, 2007)	40% 30% 30%	Investment Quality Bond Trust American Growth Trust American Growth-Income Trust
Value Strategy (not available after February 10, 2006)	30% 30% 20% 20%	Fundamental Large Cap Value Trust Equity Income Trust Active Bond Trust Strategic Income Opportunities Trust
Growth Blend (not available after February 10, 2006)	40% 20% 20% 20%	Blue Chip Growth Trust American Growth-Income Trust Active Bond Trust Strategic Income Opportunities Trust
Core Holdings of America (not available after August 1, 2005)	35% 25% 25% 15%	Active Bond Trust American Growth Trust American Growth-Income Trust American International Trust

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Core Solution (not available after April 30, 2005)	34% 33% 33%	Strategic Income Opportunities Trust Blue Chip Growth Trust Equity Income Trust
Value Blend (not available after April 30, 2005)	40% 20% 20% 20%	Equity Income Trust American Growth Trust Active Bond Trust Strategic Income Opportunities Trust
Global (not available after April 30, 2005)	30% 30% 20% 20%	International Value Trust Global Bond Trust American Growth-Income Trust Blue Chip Growth Trust

A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.

Increases in Guaranteed Amounts

We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.

Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.

Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.

We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.

Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders

Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.

Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.

Our Principal Plus and Principal Plus for Life Series Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.

If you purchased an Income Plus For Life Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.

Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.

Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider.

The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider, which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.

Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:

●	you select option A, B or C above; and
●	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

Income Made Easy withdrawals, like other withdrawals:

●	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59 1⁄2, a 10% penalty tax under the Code;
●	reduce the death benefit and other optional benefits;
●	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and
●	may reduce your ability to obtain Step-Ups.

If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in V. Description of the Contract”) if you enroll in the Income Made Easy Program.

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancies of you and your Spouse). The Life Expectancy Distribution Program may provide one or more of the following:

●	Pre-59 1⁄2 Distributions – these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or
●	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or
●	Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3) or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters - Required Minimum Distributions.”

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution Program may reduce future guaranteed minimum withdrawal values.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Distribution Program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect that withdrawals made after the Lifetime Income Date have on the Rider’s guarantees.

The Life Expectancy Distribution Program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchased.

If you are interested in the Life Expectancy Distribution Program, you may obtain further information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution Program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).

Under our Life Expectancy Distribution Program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.

We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1⁄2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with a qualified tax professional.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

Additional Annuity Options

In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”

Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments. If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract–Pay-out Period Provisions”).

When you take withdrawals:

●	you have the flexibility to start and stop withdrawals;
●	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);
●	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;
●	you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and
●	you reduce the Contract Value available for annuitization.

When you annuitize:

●	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);
●	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);
●	you no longer have access to the Contract Value; and
●	your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.

Tax Considerations

Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59 1⁄2. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) Plans is NOT available if you elected any of our GMWB Riders.

Features of Income Plus For Life® 12.08 Series Riders

Covered Person(s)

The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life 12.08) or on the lifetime durations of two Covered Persons (Income Plus For Life –Joint Life® 12.08).

IPFL 12.08 Series Rider Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

●	(for Income Plus For Life® 12.08) the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or
●	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

●	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by
●	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetimes of two Covered Persons under that Rider.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This will be the date you purchased the Rider if:

●	(for Income Plus For Life® 12.08) you were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1⁄2 (age 61 in NY).
●	(for Income Plus For Life – Joint Life® 12.08) both you and your Spouse were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1⁄2 (age 61 in NY). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Otherwise, the Lifetime Income Date in most cases is the Contract Anniversary immediately preceding the date the Covered Person (or youngest Covered Person for Income Plus For Life – Joint Life® 12.08) turns age 59 1⁄2. Once you purchased a Rider, the earliest available Lifetime Income Date in effect when we issued the Rider remains in effect for as long as the Rider remains in effect.

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you took a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

●	Income Plus For Life® 12.08 – 5%
●	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York)

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59 1⁄2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider (see “Restrictions on Additional Purchase Payments,” above).

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase

Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

●	the Lifetime Income Date or
●	the latest of:
o	the date of a Purchase Payment that we applied to the Benefit Base,
o	the date of a reduction in the Benefit Base, or
o	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:

●	Annual Credit Rate
o	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
●	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
●	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
o	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:
●	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
●	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
●	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Annual Credit Rate on the following Contract Anniversary will be 7%.
o	For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the date that the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
●	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
●	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
●	Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

●	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
●	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider.

Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual

Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:

●	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
●	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).
●	At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)

If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus For Life® 12.08 Rider based on the value of its other features.

At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

●	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
●	the Target Amount.

The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.

“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period.

We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.

Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

●	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
●	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
●	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life 12.08 Series Riders, an Excess Withdrawal is:

●	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
●	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1⁄2, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

●	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or
●	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

●	the Contract Value reduces to zero at any time during a Contract Year, and
●	there were no Excess Withdrawals during that Contract Year, and
●	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:

●	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or
●	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

●	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
●	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
●	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® 12.08:

1. Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.
	-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
	-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.

2. The Covered Person	-	ends without any further benefit.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a

Covered Person from the Rider. If that happens and:

●	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
●	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
●	the date an Annuity Option begins;
●	the date the Contract Value and the Benefit Base both equal zero;
●	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;
●	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;
●	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
●	termination of the Contract.

Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders

Income Plus For Life® (Quarterly Step-Up Review) Series Definitions

The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.

Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:

●	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or
●	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.

Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.

Form of Guaranteed Amounts

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life –Joint Life® (Quarterly Step-Up Review)).

IPFL (Quarterly Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

●	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract, or
●	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

●	the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life (Quarterly Step-Up Review) ); by
●	the Benefit Base for the Rider on the Lifetime Income Date.

The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

●	(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1⁄2 (age 61 in New York).
●	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your Spouse were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1⁄2 (age 61 in New York). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

●	Income Plus For Life® (Quarterly Step-Up Review) – 5%
●	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York)

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Quarterly Step-Up Review) Rider.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

●	the Lifetime Income Date or
●	the latest of:
o	the date of a Purchase Payment that we applied to the Benefit Base,
o	the date of a reduction in the Benefit Base, or
o	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:

●	Annual Credit Rate –
o	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
●	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
●	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
o	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:
●	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
●	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
●	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.
o

For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
●	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
●	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
●	Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
●	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits you take no withdrawals during the previous Contract Year.

Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:

●	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
●	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
●	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduce the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.

Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:

●	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
●	the “Target Amount”(see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is the greater of:

●	200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or
●	the highest Target Value.

In no event, however, will we set a Target Amount in excess of $5 million.

Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.

We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:

●	(200% × $100,000) + (100% × $25,000) = $225,000; or
●	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.

Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:

●	the Contract Value on that date; and
●	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.

If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:

●	the Contract Value on the Contract Anniversary; or
●	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% ×$125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”

If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.

Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

●	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
●	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
●	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:

●	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
●	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58 1⁄2 at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

●	the Contract Value reduces to zero at any time during a Contract Year, and
●	there were no Excess Withdrawals during that Contract Year, and
●	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

●	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
●	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
●	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):
1. Not the Covered Person

-        may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

- enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

-        continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.

2. The Covered Person	- ends without any further benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

●	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
●	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
●	the date an Annuity Option begins;
●	the date the Contract Value and the Benefit Base both equal zero;
●	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;
●	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;
●	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
●	termination of the Contract.

Features of Income Plus For Life® (Annual Step-Up Review) Series Riders

Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”

Form of Guaranteed Amounts

Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).

IPFL (Annual Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

●	(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.
●	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

We determine the initial Lifetime Income Amount by multiplying:

●	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life (Annual Step-Up Review); by
●	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.

Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:

●	(for Income Plus For Life® (Annual Step-Up Review)) you were age 59 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59 1⁄2 (age 61 in New York).
●	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your Spouse were age 59 1⁄2 or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 59 1⁄2. (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

●	Income Plus For Life® (Annual Step-Up Review) – 5%
●	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step-Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

●	the Lifetime Income Date or
●	the latest of:
o	the date of a Purchase Payment that we applied to the Benefit Base,
o	the date of a reduction in the Benefit Base, or
o	the effective date of a Step-Up.

Credits. The Income Plus For Life® (Annual Step-Up Review) Rider provides the following Credit features:

●	Annual Credit Rate:
o	7% for Riders purchased on or after January 17, 2008 and outside of New York;
o	6% for Riders purchased before January 17, 2008 or in New York.
●	Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit. Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider
o.	Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
●	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).
●	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).

Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

●	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
●	the Target Amount (see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.

We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.

Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date.

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

●	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
●	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
●	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:

●	any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or
●	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).

We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or
•	the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)

Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:

●	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or
●	the Contract Value immediately after the Excess Withdrawal.

After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchased Income Plus For Life (Annual Step-Up Review), we adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

●	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or
●	you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59 1⁄2, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:

●	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:
o	the Excess Withdrawal amount; divided by
o	the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

●	the Contract Value reduces to zero at any time during a Contract Year;
●	there were no Excess Withdrawals during that Contract Year; and
●	the Benefit Base is still greater than zero at the time.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.

The settlement payment we pay to you under the Rider varies:

●	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
●	If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.
●	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):
1. Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	-

may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

	-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
	-	continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.
2. Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	may continue in the same manner as 1.
	-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
	-	does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.
3. The Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	ends without any further benefit.
4. The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	ends without any further benefit.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

●	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
●	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Termination of Rider

You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
●	the date an Annuity Option begins;
●	the date the Contract Value and the Benefit Base both equal zero;
●	the death or removal of the Covered Person; or
●	termination of the Contract.

Features of Principal Plus and Principal Plus for Life Series Riders

Forms of Guaranteed Amounts

Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.

In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. The Principal Plus for Life Plus Spousal Protection Rider provides a lifetime income guarantee based on the lifetime duration of two Covered Persons. Principal Plus does not provide a lifetime income guarantee.

Principal Plus and PPFL Benefits

Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

●	(for Principal Plus for Life and Principal Plus For Life Plus Automatic Annual Step-Up) the Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, or
●	(for Principal Plus For Life Plus Spousal Protection) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

●	the Benefit Rate for the Rider (5%); by
●	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:

●	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58 1⁄2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58 1⁄2.
●	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59 1⁄2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59 1⁄2.
●	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.
●	(for Principal Plus for Life Plus Spousal Protection) the older of you and your Spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older Spouse would turn age 65. (The Lifetime Income Date does not change if the older Spouse does not survive to this date and the younger Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”

The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.

Benefit Rate

The Benefit Rate is:

●	Principal Plus – 5.00%
●	Principal Plus for Life – 5.00%
●	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%
●	Principal Plus for Life Plus Spousal Protection – 5.00%

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Increases in Guaranteed Amounts

Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider.

We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:

●	5% of the Benefit Base immediately after the Additional Purchase Payment; or
●	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.

Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.

In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

●	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:
o	5% of the Benefit Base immediately after the Additional Purchase Payment; or
o	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.
●	in the case of the Lifetime Income Amount, to equal the lesser of:
o	5% of the Benefit Base immediately after the Additional Purchase Payment; or
o	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.

Credits. The Riders provide the following Credit features:

●	Credit Rate – 5%.
●	initial Credit Period
o	(for Principal Plus) – the first 5 Contract Years.
o	(for Principal Plus for Life Series Riders issued prior to May 1, 2007) - the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person (younger of the two Covered Persons for Principal Plus for Life Plus Spousal Protection) turns age 80. If you elected a Principal Plus for Life Plus Spousal Protection Rider when you purchased a Contract, the Credit Period is determined on the Contract Date. If you purchased a Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the initial Credit Period is based on the age of that Covered Person as of the initial Contract Date. The Credit Period does not change upon the death of either Covered Person.
o	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) – the first 10 Contract Years.
●	extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we will extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

Each time you qualify for a Credit, we increase the Benefit Base:

●	by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise
●	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.

Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).
●	At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).

Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:

●	(for Principal Plus and Principal Plus for Life) 0.75%, and
●	(for Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection) 1.20%.

If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Up Dates. We schedule Step-Up Dates:

●	(for Principal Plus) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th,etc.), up to and including the 30th Contract Anniversary.
●	(for Principal Plus for Life Series Riders issued before February 13, 2006 and in a limited number of states thereafter) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th, etc.), up to and including the 30th Contract Anniversary.
●	(for Principal Plus for Life Series Riders issued on and after February 13, 2006 (may vary by state)) – the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.
●	(for Riders issued in Oregon) – we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.

●	(for Principal Plus for Life Riders with endorsement) – we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.

Under Principal Plus for Life Plus Automatic Annual Step-Up, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may have issued a special endorsement to a Principal Plus Rider after we issued the Contract. Under this special endorsement to the Principal Plus Rider, we automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.

If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection fees up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

●	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
●	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
●	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:

●	the Contract Value immediately after the withdrawal; or
●	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

●	the Guaranteed Withdrawal Amount prior to the withdrawal; or
●	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.

Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:

●	the Lifetime Income Amount prior to the withdrawal; or
●	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.

Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:

●	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or
●	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax professional for more information on distribution requirements under the Code.

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.

Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals - Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in the “Accumulation Period Provisions – Payment of Death Benefit” provision of this Prospectus.

Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:

●	You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.
●	You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.
●	We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.
●	After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.

Continuation of Principal Plus. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Beneficiary is:	Then PRINCIPAL PLUS:
1. The deceased Owner’s Spouse	-	Continues if the Benefit Base is greater than zero.
-

Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.

-

Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

	-	Continues to impose the Principal Plus fee.
	-	Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.
2. Not the deceased Owner’s Spouse	-	Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we will determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
1. The Covered Person and the Beneficiary is the deceased Owner’s Spouse	-

Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.

	-	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.
	-	Continues to impose the Principal Plus for Life fee.
	-	Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.
2. The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.
3. Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

If the Deceased Owner is:	Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
4. Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-

Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

	-	In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Death of First Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the first Covered Person to die is an Owner of the Contract (or deemed to be an “Owner” if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider continues. We continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we increase the Contract Value to equal the amount of the death benefit (but do not make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups). We treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (or is not deemed to be an “Owner” if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider continues in effect, and we base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

●	no greater than the Guaranteed Withdrawal Amount until the Benefit Base is depleted to zero;
●	no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or
●	based on amounts we calculate under our Life Expectancy Distribution program (see “Life Expectancy Distribution Program” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the surviving Covered Person dies while the Rider is in effect and the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Rider continues if the death benefit or the Benefit Base is greater than zero at the time. We step up the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit, and treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Guaranteed Withdrawal Amount. The Rider does not continue to provide for any remaining Credits or Step-Ups, and does not continue with respect to the Lifetime Income Amount. If the Rider continues, the Rider fee continues (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time. The Rider enters its Settlement Phase if the Benefit Base is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

If the surviving Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the Spouse of the decedent, that Spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death. When settlement payments deplete the Benefit Base to zero, the Rider terminates and we make no additional payments to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

●	if the removed Covered Person subsequently dies, there is no impact on the guarantees provided by the Rider in most cases; and
●	if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in “Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider” above.

Termination of Rider

You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
●	under Principal Plus, the date the Benefit Base depletes to zero; or
●	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or
●	under Principal Plus, the Maturity Date under the Contract; or
●	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or
●	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
●	termination of the Contract.

Features of Principal Returns Rider

Form of Guarantee

The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).

In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.

The Rider does not provide a lifetime income guarantee.

Benefit Base

The Rider refers to the Benefit Base as the “Guaranteed Withdrawal Balance.” The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The maximum Benefit Base at any time is $5 million. We increase the Benefit Base to reflect Additional Purchase Payments and Step-Ups. We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Benefit Rate

The Benefit Rate is 8%.

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.

Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you are no longer eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under the Principal Returns Rider.

We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:

●	8% of the Benefit Base immediately after the Purchase Payment; or
●	the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider’s Accumulation Benefit (see following section).

Accumulation Benefit (not available for Riders issued in the state of Washington). As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value equals the greater of:

●	the amount of your initial Purchase Payments, up to $5 million; or
●	your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.

Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period reflects these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.

If you qualify, we determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

You are not eligible for an Accumulation Benefit if you take a withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.

Step-Ups. The Principal Returns Rider provides Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts.

We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. You are no longer eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we automatically increase the Benefit Base to equal the Contract Value (up to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount equals the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.

Withdrawals, Distributions and Settlements

Overview. Although the Rider guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount could be significantly reduced.

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Guaranteed Withdrawal Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider. Your future Guaranteed Withdrawal Amount could be significantly reduced if your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount

(or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:

●	the Contract Value immediately after the withdrawal; or
●	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount equals the lesser of:

●	the Guaranteed Withdrawal Amount prior to the withdrawal; or
●	8% of the greater of: (a) the Contract Value after the withdrawal; or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Returns Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Returns Rider (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our automatic Life Expectancy Distribution Program reduces your Contract Value and Benefit Base. We do not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.

If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you no longer qualify for the Rider’s Accumulation Benefit at your 10th Contract Anniversary.

Settlement Phase. The Settlement Phase under the Rider begins if:

●	the Contract Value reduces to zero at any time during a Contract Year, and
●	there were no Excess Withdrawals during that Contract Year, and
●	the Benefit Base is still greater than zero at the time.

Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Life Expectancy Distribution Program”). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in “Accumulation Period Provisions – Death Benefit During Accumulation Period” section of the Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the Principal Returns Rider continues (as described in “Impact of Death Benefits” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract, described in the “Accumulation Period Provisions – Death Benefit During Accumulation Period” provision of the Prospectus.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:

●	Continues if the Benefit Base is greater than zero.
●	Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.
●	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).
●	Continues to impose the Rider fee.
●	Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.
●	Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have turned age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner’s Spouse, the surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Termination of Rider

You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
●	the date the Benefit Base and the Contract Value both deplete to zero; or
●	the date an Annuity Option under the Contract begins; or
●	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
●	termination of the Contract.

Appendix D: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture III® Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that you may have been available to you at issue. Not all Riders were available at the same time or in all states.

John Hancock USA

Guaranteed Retirement Income Program II

Guaranteed Retirement Income Program III

John Hancock New York

Guaranteed Retirement Income Program I

Guaranteed Retirement Income Program II

The optional Guaranteed Retirement Income Programs guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by the Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

John Hancock USA

Availability of Guaranteed Retirement Income Program. Two versions of the Guaranteed Retirement Income Program were offered with John Hancock USA Contracts. Guaranteed Retirement Income Program II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). Any differences between Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.

Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

●	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and
●	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Income Base. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base:

The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Guaranteed Retirement Income Program II Growth Factor: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is age 75 or younger at issue, and 4% per annum if the oldest Annuitant is age 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

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Guaranteed Retirement Income Program III Growth Factor: The growth factor is 5% per annum if the oldest Annuitant is age 75 or younger at issue, and 3% per annum if the oldest Annuitant is age 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Program and prior to the oldest Annuitant’s 81st birthday. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Guaranteed Retirement Income Program II Income Base Reductions: Withdrawals reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal; and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Guaranteed Retirement Income Program III Income Base Reductions: If total withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the withdrawal. If total withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the withdrawal; and (ii) is equal to the Withdrawal Amount divided by the Contract Value prior to the withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal; and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “Pay-out Period Provisions – Annuity Options” in “V. Description of the Contract”).

Life Annuity with a 10-Year Period Certain – Available for both Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.

Joint and Survivor Life Annuity with a 20-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).

Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise the Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee. The risk assumed by us associated with the Guaranteed Retirement Income Program is that annuity benefits payable under the Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Program Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%
Guaranteed Retirement Income Benefit III	0.50%

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If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Program. The Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

●	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
●	the termination of the Contract for any reason; or
●	the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans. The use of the Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

Hence, you should consider that because (a) the Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your own qualified tax professional.

In addition, the presence of an optional benefit, such as the Guaranteed Retirement Income Program, could affect the amount of the Required Minimum Distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of the Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that these Riders guarantee may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Programs should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.

John Hancock New York

Availability of Guaranteed Retirement Income Program. Two versions of the Guaranteed Retirement Income Program were offered. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.

Exercise of Guaranteed Retirement Income Program. Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

●	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and
●	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Income Base. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

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Growth Factor Income Base (Guaranteed Retirement Income Program II only).

The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Income Base Reductions: Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “Pay-out Period Provisions – Annuity Options”).

Life Annuity with a 10-Year Period Certain.

Joint and Survivor Life Annuity with a 10-Year Period Certain – (availability may vary by state).

Joint and Survivor Life Annuity with a 20-Year Period Certain – (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise the Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee. The risk assumed by us associated with the Guaranteed Retirement Income Program is that annuity benefits payable under the Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Program Rider	Annual Fee
Guaranteed Retirement Income Benefit I	0.30%
Guaranteed Retirement Income Benefit II	0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.

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Termination of Guaranteed Retirement Income Program. The Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

●	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
●	the termination of the Contract for any reason; or
●	the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans. The use of the Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Program.

You should consider that since (a) the Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your own qualified tax professional.

In addition, the presence of an optional benefit, such as the Guaranteed Retirement Income Program, could affect the amount of the Required Minimum Distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of the Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that these Riders guarantee may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Programs should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.

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Appendix U: Accumulation Unit Value Tables

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges.)

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows Accumulation Units reflecting the daily charges for:

●	Venture III® Contracts with no optional benefit Riders;
●	Venture III® Contracts with the Annual Step-Up Death Benefit optional benefit Rider;
●	Venture III® Contracts with the Guaranteed Earnings Multiplier optional benefit Rider; and
●	Venture III® Contracts with the Annual Step-Up Death Benefit optional benefit Rider and the Guaranteed Earnings Multiplier optional benefit Rider.

Please note that fees for the guaranteed minimum withdrawal benefit Riders (i.e., Income Plus For Life® Series, Income Plus For Life – Joint Life® Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection and Principal Returns) and for the Triple Protection Death Benefit Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Venture III Prior

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values- Venture III Variable Annuity

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	10.352	10.361	9.193	7.433	12.035	11.664
Value at End of Year	—	—	—	—	—	10.352	10.361	9.193	7.433	12.035
Venture III No. of Units	—	—	—	—	—	136,896	156,604	171,085	214,679	258,565
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	12.583	12.600	11.185	9.048	14.658	14.214
Value at End of Year	—	—	—	—	—	12.583	12.600	11.185	9.048	14.658
Venture III No. of Units	—	—	—	—	—	190,110	186,384	201,459	233,325	326,414
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	12.388	12.423	11.045	8.948	14.517	14.099
Value at End of Year	—	—	—	—	—	12.388	12.423	11.045	8.948	14.517
Venture III No. of Units	—	—	—	—	—	12,328	12,478	12,521	15,341	16,044
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	12.323	12.365	10.998	8.915	14.471	14.061
Value at End of Year	—	—	—	—	—	12.323	12.365	10.998	8.915	14.471
Venture III No. of Units	—	—	—	—	—	24,930	26,917	35,163	42,572	54,783
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.362	13.399	11.920	9.649	15.671	15.214
Value at End of Year	—	—	—	—	—	13.362	13.399	11.920	9.649	15.671
Venture III No. of Units	—	—	—	—	—	577,291	575,646	620,903	756,838	906,661
NY Venture III No. of Units	—	—	—	—	—	81,309	93,343	98,790	122,441	148,939
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	14.073	14.120	12.567	10.178	16.538	16.064
Value at End of Year	—	—	—	—	—	14.073	14.120	12.567	10.178	16.538
Venture III No. of Units	—	—	—	—	—	349,682	408,089	448,910	494,673	763,379
NY Venture III No. of Units	—	—	—	—	—	74,609	82,125	85,990	73,977	109,086
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	13.871	13.938	12.423	10.077	16.399	15.953
Value at End of Year	—	—	—	—	—	13.871	13.938	12.423	10.077	16.399
Venture III No. of Units	—	—	—	—	—	451,473	481,714	514,889	515,067	724,233
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	13.804	13.878	12.376	10.043	16.353	15.916
Value at End of Year	—	—	—	—	—	13.804	13.878	12.376	10.043	16.353
Venture III No. of Units	—	—	—	—	—	54,214	52,205	59,591	61,930	68,722
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	15.890	15.999	14.289	11.613	18.937	18.459
Value at End of Year	—	—	—	—	—	15.890	15.999	14.289	11.613	18.937
Venture III No. of Units	—	—	—	—	—	14,120	11,482	16,761	17,078	19,423
500 Index Trust B - Series I Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	18.180	18.281	16.400	12.628	12.500	—	—	—	—	—
Value at End of Year	19.956	18.180	18.281	16.400	12.628	—	—	—	—	—
Venture III No. of Units	93,526	92,623	100,251	106,462	119,981	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	18.151	18.261	16.390	12.627	12.500	—	—	—	—	—
Value at End of Year	19.914	18.151	18.261	16.390	12.627	—	—	—	—	—
Venture III No. of Units	152,013	143,431	153,256	113,180	121,984	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	18.065	18.202	16.361	12.624	12.500	—	—	—	—	—
Value at End of Year	19.790	18.065	18.202	16.361	12.624	—	—	—	—	—
Venture III No. of Units	18,971	19,064	19,158	19,253	19,329	—	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	18.037	18.183	16.352	12.623	12.500	—	—	—	—	—
Value at End of Year	19.749	18.037	18.183	16.352	12.623	—	—	—	—	—
Venture III No. of Units	43,622	36,578	38,350	19,926	20,708	—	—	—	—	—
500 Index Trust B - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	18.063	18.207	16.358	12.628	12.500	—	—	—	—	—
Value at End of Year	19.789	18.063	18.207	16.358	12.628	—	—	—	—	—
Venture III No. of Units	424,161	385,073	404,487	469,834	511,362	—	—	—	—	—
NY Venture III No. of Units	65,104	72,400	67,273	61,949	99,388	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	18.035	18.187	16.349	12.627	12.500	—	—	—	—	—
Value at End of Year	19.748	18.035	18.187	16.349	12.627	—	—	—	—	—
Venture III No. of Units	313,517	288,489	294,634	287,568	334,298	—	—	—	—	—
NY Venture III No. of Units	54,446	53,968	56,988	75,934	83,894	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	17.949	18.128	16.320	12.624	12.500	—	—	—	—	—
Value at End of Year	19.625	17.949	18.128	16.320	12.624	—	—	—	—	—
Venture III No. of Units	467,396	471,508	488,846	458,333	521,646	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	17.921	18.109	16.311	12.623	12.500	—	—	—	—	—
Value at End of Year	19.584	17.921	18.109	16.311	12.623	—	—	—	—	—
Venture III No. of Units	62,163	46,293	45,045	43,438	61,823	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	17.836	18.050	16.282	12.620	12.500	—	—	—	—	—
Value at End of Year	19.462	17.836	18.050	16.282	12.620	—	—	—	—	—
Venture III No. of Units	63,940	59,416	50,471	40,398	19,166	—	—	—	—	—
Active Bond Trust - Series I Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	18.308	18.581	17.685	17.936	16.622	15.970	14.261	11.616	13.201	12.900
Value at End of Year	18.790	18.308	18.581	17.685	17.936	16.622	15.970	14.261	11.616	13.201
Venture III No. of Units	32,545	34,863	39,245	39,642	44,482	59,074	73,976	81,973	114,249	148,486
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	18.210	18.491	17.609	17.867	16.567	15.925	14.227	11.595	13.184	12.889
Value at End of Year	18.680	18.210	18.491	17.609	17.867	16.567	15.925	14.227	11.595	13.184
Venture III No. of Units	40,739	49,929	81,814	44,932	52,029	62,743	67,384	74,517	78,355	99,637
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	17.921	18.225	16.402	—	—	15.790	14.128	11.531	13.131	12.857
Value at End of Year	18.356	17.921	18.225	—	—	16.402	15.790	14.128	11.531	13.131
Venture III No. of Units	131	441	153	—	—	674	732	725	646	1,629
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	17.826	18.137	17.306	17.595	16.347	15.745	14.095	11.510	13.113	12.846
Value at End of Year	18.249	17.826	18.137	17.306	17.595	16.347	15.745	14.095	11.510	13.113
Venture III No. of Units	4,290	4,071	6,136	4,518	6,011	6,309	9,936	9,917	10,541	17,166
Active Bond Trust - Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	17.913	18.236	17.393	17.674	16.414	15.787	14.115	11.537	13.127	12.861
Value at End of Year	18.366	17.913	18.236	17.393	17.674	16.414	15.787	14.115	11.537	13.127
Venture III No. of Units	694,217	2,721,506	3,157,624	3,781,604	3,956,727	4,477,825	5,758,177	6,694,040	7,098,419	12,232,272
NY Venture III No. of Units	228,752	259,543	276,216	314,846	330,624	358,360	428,311	484,964	516,208	926,701
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	17.817	18.148	17.317	17.606	16.359	15.742	14.082	11.515	13.110	12.850
Value at End of Year	18.259	17.817	18.148	17.317	17.606	16.359	15.742	14.082	11.515	13.110
Venture III No. of Units	53,468	61,196	71,667	65,738	70,263	100,638	124,051	132,427	145,850	201,457
NY Venture III No. of Units	296,167	310,590	355,714	421,557	422,064	478,070	665,000	738,700	754,740	1,194,474
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	17.534	17.886	17.093	17.405	16.196	15.609	13.983	11.452	13.057	12.818
Value at End of Year	17.942	17.534	17.886	17.093	17.405	16.196	15.609	13.983	11.452	13.057
Venture III No. of Units	1,477,207	1,683,266	1,924,019	2,217,666	2,386,407	2,776,969	3,621,933	4,088,133	4,274,570	7,213,145

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	17.441	17.800	17.019	17.338	16.142	15.564	13.951	11.431	13.040	12.807
Value at End of Year	17.837	17.441	17.800	17.019	17.338	16.142	15.564	13.951	11.431	13.040
Venture III No. of Units	9,383	10,610	9,912	10,338	20,048	25,131	29,813	35,723	33,449	54,416
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	17.164	17.543	16.799	17.140	15.981	15.432	13.853	11.368	12.988	12.775
Value at End of Year	17.528	17.164	17.543	16.799	17.140	15.981	15.432	13.853	11.368	12.988
Venture III No. of Units	105,281	120,535	136,821	176,127	198,808	256,691	314,157	317,387	379,267	542,711
All Cap Core Trust (formerly Growth Trust) - Series I Shares (units first credited 8-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	27.839	27.586	25.579	19.359	16.885	17.095	15.375	12.167	20.491	20.293
Value at End of Year	30.275	27.839	27.586	25.579	19.359	16.885	17.095	15.375	12.167	20.491
Venture III No. of Units	4,363	4,773	5,277	7,027	7,486	9,177	11,084	17,050	21,403	22,496
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	21.030	20.850	19.342	14.646	12.781	12.947	11.650	9.224	15.541	15.399
Value at End of Year	22.859	21.030	20.850	19.342	14.646	12.781	12.947	11.650	9.224	15.541
Venture III No. of Units	3,353	3,737	4,094	4,472	6,227	8,685	10,885	11,458	31,234	36,863
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	15.392	15.274
Value at End of Year	—	—	—	—	—	—	—	—	9.122	15.392
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	20.432	20.297	18.867	14.315	12.517	12.705	11.455	9.088	15.343	15.233
Value at End of Year	22.165	20.432	20.297	18.867	14.315	12.517	12.705	11.455	9.088	15.343
Venture III No. of Units	775	2,325	1,708	2,123	2,287	2,240	3,401	5,459	5,486	5,603
All Cap Core Trust (formerly Growth Trust) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	22.502	22.349	20.757	15.743	13.754	13.962	12.582	9.973	16.830	16.708
Value at End of Year	24.431	22.502	22.349	20.757	15.743	13.754	13.962	12.582	9.973	16.830
Venture III No. of Units	9,137	11,717	15,363	19,430	28,352	30,095	39,349	46,792	55,194	72,914
NY Venture III No. of Units	721	725	729	734	738	744	3,464	3,568	3,666	4,134
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	25.038	24.880	23.120	17.544	15.334	15.575	14.042	11.136	18.802	18.675
Value at End of Year	27.171	25.038	24.880	23.120	17.544	15.334	15.575	14.042	11.136	18.802
Venture III No. of Units	13,826	14,296	11,081	22,639	27,520	34,337	37,395	39,206	44,356	53,022
NY Venture III No. of Units	5,172	5,204	5,271	22,407	5,652	6,327	6,448	6,570	7,368	9,020
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	24.531	24.412	22.720	17.266	15.114	15.374	13.882	11.026	18.643	18.545
Value at End of Year	26.581	24.531	24.412	22.720	17.266	15.114	15.374	13.882	11.026	18.643
Venture III No. of Units	8,515	8,682	7,527	14,111	10,100	9,116	10,775	11,722	12,544	21,189
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	24.364	24.259	22.588	17.174	15.042	15.308	13.829	10.989	18.591	18.503
Value at End of Year	26.387	24.364	24.259	22.588	17.174	15.042	15.308	13.829	10.989	18.591
Venture III No. of Units	2,249	2,456	2,669	4,672	2,154	5,138	7,228	7,328	8,217	8,151
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	26.924	26.848	25.036	19.064	16.722	17.044	15.420	12.272	20.792	20.725
Value at End of Year	29.115	26.924	26.848	25.036	19.064	16.722	17.044	15.420	12.272	20.792
Venture III No. of Units	1,592	1,633	1,235	7,982	1,243	1,233	3,109	3,783	3,852	4,766
All Cap Growth Trust (merged into Capital Appreciation Trust eff 05-03-2010) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	12.377	21.675	19.667
Value at End of Year	—	—	—	—	—	—	—	14.742	12.377	21.675
Venture III No. of Units	—	—	—	—	—	—	—	36,722	48,903	55,334
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	8.135	14.253	12.939
Value at End of Year	—	—	—	—	—	—	—	9.684	8.135	14.253
Venture III No. of Units	—	—	—	—	—	—	—	53,653	77,877	90,346

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	8.045	14.117	12.834
Value at End of Year	—	—	—	—	—	—	—	9.563	8.045	14.117
Venture III No. of Units	—	—	—	—	—	—	—	808	795	1,894
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	8.015	14.071	12.800
Value at End of Year	—	—	—	—	—	—	—	9.522	8.015	14.071
Venture III No. of Units	—	—	—	—	—	—	—	20,752	20,434	22,793
All Cap Growth Trust (merged into Capital Appreciation Trust eff 05-03-2010) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	8.797	15.437	14.035
Value at End of Year	—	—	—	—	—	—	—	10.459	8.797	15.437
Venture III No. of Units	—	—	—	—	—	—	—	208,245	236,824	323,710
NY Venture III No. of Units	—	—	—	—	—	—	—	22,403	28,849	33,727
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	9.297	16.322	14.847
Value at End of Year	—	—	—	—	—	—	—	11.047	9.297	16.322
Venture III No. of Units	—	—	—	—	—	—	—	86,539	108,285	151,984
NY Venture III No. of Units	—	—	—	—	—	—	—	21,368	22,539	31,034
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	9.204	16.184	14.744
Value at End of Year	—	—	—	—	—	—	—	10.921	9.204	16.184
Venture III No. of Units	—	—	—	—	—	—	—	55,660	66,213	87,576
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	9.174	16.139	14.710
Value at End of Year	—	—	—	—	—	—	—	10.880	9.174	16.139
Venture III No. of Units	—	—	—	—	—	—	—	12,473	14,296	16,561
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	10.762	18.961	17.309
Value at End of Year	—	—	—	—	—	—	—	12.744	10.762	18.961
Venture III No. of Units	—	—	—	—	—	—	—	12,209	13,988	13,932
All Cap Value Trust (merged into Fundamental Large Cap Value Trust eff 12-06-2013) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	17.788	16.300	17.298	14.858	11.931	17.032	15.986
Value at End of Year	—	—	—	—	17.788	16.300	17.298	14.858	11.931	17.032
Venture III No. of Units	—	—	—	—	46,956	50,191	62,387	63,849	85,247	102,778
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	17.804	16.323	17.331	14.894	11.965	17.090	16.048
Value at End of Year	—	—	—	—	17.804	16.323	17.331	14.894	11.965	17.090
Venture III No. of Units	—	—	—	—	22,517	25,034	34,349	41,005	48,357	59,248
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	17.501	16.070	17.087	14.707	11.833	16.927	15.919
Value at End of Year	—	—	—	—	17.501	16.070	17.087	14.707	11.833	16.927
Venture III No. of Units	—	—	—	—	715	1,212	1,215	1,219	1,223	2,312
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	17.402	15.986	17.007	14.645	11.789	16.872	15.876
Value at End of Year	—	—	—	—	17.402	15.986	17.007	14.645	11.789	16.872
Venture III No. of Units	—	—	—	—	16,008	17,392	22,351	29,477	35,098	37,166
All Cap Value Trust (merged into Fundamental Large Cap Value Trust eff 12-06-2013) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.469	16.055	17.074	14.693	11.817	16.891	15.895
Value at End of Year	—	—	—	—	17.469	16.055	17.074	14.693	11.817	16.891
Venture III No. of Units	—	—	—	—	226,097	264,574	302,002	342,402	395,827	538,429
NY Venture III No. of Units	—	—	—	—	35,152	51,811	44,973	50,414	63,658	69,915
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	18.928	17.405	18.519	15.945	12.830	18.348	17.275
Value at End of Year	—	—	—	—	18.928	17.405	18.519	15.945	12.830	18.348
Venture III No. of Units	—	—	—	—	59,803	58,705	71,719	91,219	102,850	162,389
NY Venture III No. of Units	—	—	—	—	40,963	48,062	49,721	52,967	59,349	80,712

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	18.628	17.155	18.281	15.763	12.703	18.193	17.155
Value at End of Year	—	—	—	—	18.628	17.155	18.281	15.763	12.703	18.193
Venture III No. of Units	—	—	—	—	219,249	241,821	270,349	296,502	339,321	427,136
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	18.529	17.073	18.202	15.703	12.661	18.142	17.116
Value at End of Year	—	—	—	—	18.529	17.073	18.202	15.703	12.661	18.142
Venture III No. of Units	—	—	—	—	9,013	9,443	12,549	14,102	16,257	22,477
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	21.262	19.620	20.950	18.101	14.616	20.975	19.818
Value at End of Year	—	—	—	—	21.262	19.620	20.950	18.101	14.616	20.975
Venture III No. of Units	—	—	—	—	25,712	28,150	30,928	39,367	40,169	43,257
American Asset Allocation Trust - Series I Shares (units first credited 05-02-2009)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	16.257	16.354	15.828	13.051	11.462	11.547	10.476	12.500	—	—
Value at End of Year	17.429	16.257	16.354	15.828	13.051	11.462	11.547	10.476	—	—
Venture III No. of Units	133,573	102,959	113,877	126,746	144,743	172,265	186,975	208,163	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	16.187	16.292	15.775	13.014	11.436	11.526	10.462	12.500	—	—
Value at End of Year	17.345	16.187	16.292	15.775	13.014	11.436	11.526	10.462	—	—
Venture III No. of Units	76,920	82,382	96,479	104,603	111,988	147,045	186,959	210,777	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	15.977	11.356	—	—	—	11.463	10.420	12.500	—	—
Value at End of Year	—	15.977	—	—	—	11.356	11.463	10.420	—	—
Venture III No. of Units	—	207	—	—	—	105	105	105	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	15.908	16.044	15.566	12.867	11.329	11.442	10.406	12.500	—	—
Value at End of Year	17.012	15.908	16.044	15.566	12.867	11.329	11.442	10.406	—	—
Venture III No. of Units	66,763	69,832	74,290	49,600	44,094	51,276	62,703	64,334	—	—
American Asset Allocation Trust - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	16.095	16.215	15.716	12.976	11.424	11.515	10.461	8.628	12.501	12.500
Value at End of Year	17.243	16.095	16.215	15.716	12.976	11.424	11.515	10.461	8.628	12.501
Venture III No. of Units	16,100,121	17,434,692	20,151,537	23,487,234	27,017,633	31,272,422	35,448,701	38,231,850	29,305,892	12,566,264
NY Venture III No. of Units	952,101	1,040,616	1,147,089	1,364,744	1,596,697	1,793,998	2,013,429	2,191,688	1,874,834	819,202
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.025	16.153	15.664	12.939	11.397	11.494	10.447	8.620	12.497	12.500
Value at End of Year	17.160	16.025	16.153	15.664	12.939	11.397	11.494	10.447	8.620	12.497
Venture III No. of Units	412,044	377,481	369,980	384,086	415,256	491,118	545,664	731,833	334,154	312,172
NY Venture III No. of Units	44,086	52,493	63,579	73,433	92,471	102,753	148,371	161,544	77,825	125,274
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	15.818	15.968	15.508	12.830	11.317	11.430	10.405	8.599	12.484	12.500
Value at End of Year	16.913	15.818	15.968	15.508	12.830	11.317	11.430	10.405	8.599	12.484
Venture III No. of Units	9,523,671	10,379,924	11,504,291	13,332,908	15,555,858	17,811,486	19,746,843	21,351,438	16,411,509	7,583,009
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	15.750	15.907	15.456	12.793	11.291	11.410	10.391	8.591	12.480	12.500
Value at End of Year	16.831	15.750	15.907	15.456	12.793	11.291	11.410	10.391	8.591	12.480
Venture III No. of Units	62,962	74,886	73,500	71,378	80,334	93,223	85,393	97,805	137,818	123,820
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	15.546	15.725	15.302	12.685	11.212	11.347	10.350	8.570	12.468	12.500
Value at End of Year	16.589	15.546	15.725	15.302	12.685	11.212	11.347	10.350	8.570	12.468
Venture III No. of Units	59,672	62,158	60,339	49,202	50,261	59,811	64,621	68,780	31,244	34,518
American Blue Chip Income and Growth Trust (merged into American Growth-Income Trust eff 11-02-2012) - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	16.350	16.866	15.343	12.270	19.726	19.763
Value at End of Year	—	—	—	—	—	16.350	16.866	15.343	12.270	19.726
Venture III No. of Units	—	—	—	—	—	590,687	677,644	792,608	907,856	1,255,606
NY Venture III No. of Units	—	—	—	—	—	47,465	61,573	75,534	123,109	141,988

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	16.280	16.801	15.292	12.235	19.680	19.727
Value at End of Year	—	—	—	—	—	16.280	16.801	15.292	12.235	19.680
Venture III No. of Units	—	—	—	—	—	94,510	99,894	113,193	136,697	156,710
NY Venture III No. of Units	—	—	—	—	—	135,822	102,104	52,401	194,770	243,417
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	16.070	16.609	15.140	12.131	19.543	19.620
Value at End of Year	—	—	—	—	—	16.070	16.609	15.140	12.131	19.543
Venture III No. of Units	—	—	—	—	—	551,396	639,489	724,434	805,378	1,071,162
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	16.000	16.546	15.090	12.097	19.498	19.584
Value at End of Year	—	—	—	—	—	16.000	16.546	15.090	12.097	19.498
Venture III No. of Units	—	—	—	—	—	14,429	13,694	15,392	16,169	20,698
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	15.794	16.357	14.939	11.995	19.362	19.477
Value at End of Year	—	—	—	—	—	15.794	16.357	14.939	11.995	19.362
Venture III No. of Units	—	—	—	—	—	30,751	34,136	39,802	47,914	70,714
American Bond Trust (merged into Bond Trust eff 10-28-2011) - Series II Shares (units first credited 08-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.824	11.649	13.133	12.994
Value at End of Year	—	—	—	—	—	—	13.367	12.824	11.649	13.133
Venture III No. of Units	—	—	—	—	—	—	16,563,387	17,812,583	16,984,638	22,960,621
NY Venture III No. of Units	—	—	—	—	—	—	2,405,386	2,511,676	2,426,076	3,467,939
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	12.796	11.629	13.117	12.985
Value at End of Year	—	—	—	—	—	—	13.331	12.796	11.629	13.117
Venture III No. of Units	—	—	—	—	—	—	153,328	231,659	189,547	164,965
NY Venture III No. of Units	—	—	—	—	—	—	109,453	116,196	97,090	106,455
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	12.712	11.569	13.070	12.957
Value at End of Year	—	—	—	—	—	—	13.223	12.712	11.569	13.070
Venture III No. of Units	—	—	—	—	—	—	10,287,367	11,086,003	10,626,129	14,641,571
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	12.684	11.550	13.054	12.948
Value at End of Year	—	—	—	—	—	—	13.187	12.684	11.550	13.054
Venture III No. of Units	—	—	—	—	—	—	37,539	54,619	64,185	70,053
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	12.600	11.490	13.007	12.921
Value at End of Year	—	—	—	—	—	—	13.081	12.600	11.490	13.007
Venture III No. of Units	—	—	—	—	—	—	164,061	176,950	206,878	296,103
American Global Growth Trust - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.173	16.394	16.369	12.958	10.799	12.117	11.081	7.966	13.208	12.500
Value at End of Year	16.909	17.173	16.394	16.369	12.958	10.799	12.117	11.081	7.966	13.208
Venture III No. of Units	2,144,686	2,394,742	2,710,188	3,184,340	3,019,235	3,475,982	4,196,012	4,715,245	5,552,129	5,515,481
NY Venture III No. of Units	120,361	138,021	148,766	186,369	164,215	192,270	215,811	229,302	232,587	161,723
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	17.099	16.331	16.315	12.921	10.773	12.095	11.066	7.959	13.203	12.500
Value at End of Year	16.828	17.099	16.331	16.315	12.921	10.773	12.095	11.066	7.959	13.203
Venture III No. of Units	172,716	204,219	192,135	199,084	217,864	221,615	265,843	254,941	167,607	132,889
NY Venture III No. of Units	5,937	8,870	10,272	17,397	4,084	9,755	10,232	19,908	17,601	29,807
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	16.878	16.144	16.152	12.812	10.698	12.029	11.022	7.939	13.190	12.500
Value at End of Year	16.585	16.878	16.144	16.152	12.812	10.698	12.029	11.022	7.939	13.190
Venture III No. of Units	1,291,084	1,444,980	1,568,737	1,906,609	1,761,418	2,084,954	2,366,856	2,604,471	2,784,867	2,678,061
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.805	16.083	16.098	12.775	10.673	12.007	11.007	7.932	13.186	12.500
Value at End of Year	16.505	16.805	16.083	16.098	12.775	10.673	12.007	11.007	7.932	13.186
Venture III No. of Units	20,742	22,414	12,987	13,954	17,260	24,534	13,053	17,399	11,946	14,186

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	16.587	15.898	15.938	12.667	10.599	11.941	10.963	7.913	13.172	12.500
Value at End of Year	16.268	16.587	15.898	15.938	12.667	10.599	11.941	10.963	7.913	13.172
Venture III No. of Units	27,879	27,637	23,878	31,307	15,557	17,935	24,970	28,823	8,772	7,459
American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013)
Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	10.586	9.161	11.587	9.667	6.126	13.480	12.500
Value at End of Year	—	—	—	—	10.586	9.161	11.587	9.667	6.126	13.480
Venture III No. of Units	—	—	—	—	1,155,421	1,299,388	1,599,847	1,956,643	2,239,804	1,857,743
NY Venture III No. of Units	—	—	—	—	62,842	71,617	69,205	80,501	89,120	48,866
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	10.556	9.139	11.566	9.655	6.121	13.475	12.500
Value at End of Year	—	—	—	—	10.556	9.139	11.566	9.655	6.121	13.475
Venture III No. of Units	—	—	—	—	49,733	63,501	75,446	70,618	30,646	92,002
NY Venture III No. of Units	—	—	—	—	23,345	23,560	24,455	26,659	10,927	18,580
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	10.466	9.076	11.502	9.616	6.105	13.462	12.500
Value at End of Year	—	—	—	—	10.466	9.076	11.502	9.616	6.105	13.462
Venture III No. of Units	—	—	—	—	648,748	745,613	808,170	988,293	1,113,683	897,948
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	10.437	9.054	11.481	9.603	6.100	13.457	12.500
Value at End of Year	—	—	—	—	10.437	9.054	11.481	9.603	6.100	13.457
Venture III No. of Units	—	—	—	—	17,957	23,192	47,337	41,660	11,991	12,502
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	10.348	8.991	11.418	9.565	6.085	13.444	12.500
Value at End of Year	—	—	—	—	10.348	8.991	11.418	9.565	6.085	13.444
Venture III No. of Units	—	—	—	—	29,441	30,070	18,848	25,246	3,369	11,137
American Growth Trust - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	30.015	28.693	27.019	21.215	18.399	19.645	16.906	12.393	22.614	20.578
Value at End of Year	32.191	30.015	28.693	27.019	21.215	18.399	19.645	16.906	12.393	22.614
Venture III No. of Units	4,583,629	5,225,187	6,253,294	7,536,441	9,614,438	11,384,800	13,212,231	15,801,921	18,679,406	18,225,185
NY Venture III No. of Units	685,175	774,366	903,169	1,080,933	1,309,213	1,583,074	1,787,399	2,054,660	2,458,149	2,362,167
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	29.826	28.526	26.876	21.113	18.319	19.570	16.849	12.358	22.561	20.541
Value at End of Year	31.972	29.826	28.526	26.876	21.113	18.319	19.570	16.849	12.358	22.561
Venture III No. of Units	253,312	294,208	343,926	403,956	206,397	586,598	674,875	748,301	810,449	956,901
NY Venture III No. of Units	261,860	283,546	331,603	439,565	548,717	643,850	755,932	857,606	981,629	1,039,537
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	29.265	28.031	26.449	20.809	18.083	19.347	16.682	12.254	22.404	20.428
Value at End of Year	31.323	29.265	28.031	26.449	20.809	18.083	19.347	16.682	12.254	22.404
Venture III No. of Units	3,023,969	3,509,209	4,184,518	5,168,356	6,689,960	7,887,535	9,182,176	10,841,801	12,636,905	12,488,242
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	29.080	27.868	26.308	20.708	18.005	19.273	16.626	12.219	22.352	20.391
Value at End of Year	31.110	29.080	27.868	26.308	20.708	18.005	19.273	16.626	12.219	22.352
Venture III No. of Units	50,413	79,301	90,870	72,938	70,234	162,761	128,494	216,670	225,615	218,296
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	28.533	27.385	25.891	20.410	17.772	19.052	16.461	12.116	22.197	20.280
Value at End of Year	30.478	28.533	27.385	25.891	20.410	17.772	19.052	16.461	12.116	22.197
Venture III No. of Units	130,706	165,328	187,391	215,089	216,367	354,807	362,331	473,064	565,698	558,467
American Growth-Income Trust - Series I Shares (units first credited 05-02-2009)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	26.645	26.790	24.702	18.880	16.385	17.013	15.574	12.500	—	—
Value at End of Year	29.120	26.645	26.790	24.702	18.880	16.385	17.013	15.574	—	—
Venture III No. of Units	64,479	82,942	98,055	118,106	133,704	149,864	147,957	161,022	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	26.477	26.634	24.571	18.789	16.314	16.948	15.522	12.500	—	—
Value at End of Year	28.921	26.477	26.634	24.571	18.789	16.314	16.948	15.522	—	—
Venture III No. of Units	134,655	130,711	125,805	140,483	162,937	188,135	220,847	225,309	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	25.979	26.172	24.181	18.519	16.104	16.755	15.368	12.500	—	—
Value at End of Year	28.335	25.979	26.172	24.181	18.519	16.104	16.755	15.368	—	—
Venture III No. of Units	11,252	12,074	6,609	6,506	9,310	8,948	29,273	29,055	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	25.815	26.020	24.053	18.430	16.034	16.691	15.317	12.500	—	—
Value at End of Year	28.142	25.815	26.020	24.053	18.430	16.034	16.691	15.317	—	—
Venture III No. of Units	31,696	35,878	42,763	50,983	54,409	54,007	63,768	70,614	—	—
American Growth-Income Trust - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	26.382	26.564	24.525	18.769	16.318	16.970	15.565	12.110	19.914	19.379
Value at End of Year	28.820	26.382	26.564	24.525	18.769	16.318	16.970	15.565	12.110	19.914
Venture III No. of Units	5,187,120	6,031,416	6,924,782	8,471,101	10,985,329	12,401,862	14,578,974	16,584,003	17,989,357	18,883,053
NY Venture III No. of Units	798,817	906,746	1,013,880	1,205,160	1,506,189	1,763,722	2,035,573	2,213,341	2,463,343	2,600,384
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.215	26.410	24.394	18.679	16.248	16.905	15.513	12.076	19.867	19.344
Value at End of Year	28.624	26.215	26.410	24.394	18.679	16.248	16.905	15.513	12.076	19.867
Venture III No. of Units	337,196	386,955	436,124	507,565	614,480	635,356	667,839	689,016	265,128	351,538
NY Venture III No. of Units	337,817	370,364	432,799	536,942	669,721	648,921	800,860	861,426	830,894	928,041
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	25.722	25.952	24.007	18.410	16.038	16.712	15.359	11.974	19.729	19.238
Value at End of Year	28.043	25.722	25.952	24.007	18.410	16.038	16.712	15.359	11.974	19.729
Venture III No. of Units	3,422,357	4,006,116	4,617,789	5,721,867	7,450,825	8,165,184	9,641,624	10,797,075	11,766,693	12,417,178
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	25.559	25.801	23.880	18.321	15.969	16.648	15.308	11.940	19.683	19.203
Value at End of Year	27.852	25.559	25.801	23.880	18.321	15.969	16.648	15.308	11.940	19.683
Venture III No. of Units	40,345	40,901	44,380	53,754	69,202	71,216	73,361	79,500	55,553	79,158
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	25.078	25.353	23.501	18.057	15.763	16.458	15.156	11.839	19.546	19.098
Value at End of Year	27.287	25.078	25.353	23.501	18.057	15.763	16.458	15.156	11.839	19.546
Venture III No. of Units	134,400	162,425	192,193	244,780	304,903	345,823	394,903	441,067	526,682	606,310
American High-Income Bond Trust (merged into High Yield Trust eff 04-29-2013) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	15.099	13.587	13.632	12.101	8.888	11.951	12.500
Value at End of Year	—	—	—	—	15.099	13.587	13.632	12.101	8.888	11.951
Venture III No. of Units	—	—	—	—	694,408	836,636	936,154	1,039,141	1,068,220	1,215,193
NY Venture III No. of Units	—	—	—	—	32,404	35,851	42,411	46,824	44,909	34,935
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	15.056	13.556	13.607	12.085	8.880	11.947	12.500
Value at End of Year	—	—	—	—	15.056	13.556	13.607	12.085	8.880	11.947
Venture III No. of Units	—	—	—	—	76,666	61,575	67,931	117,930	11,059	6,406
NY Venture III No. of Units	—	—	—	—	15,052	22,844	28,215	31,975	1,621	3,704
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	14.928	13.461	13.532	12.037	8.858	11.935	12.500
Value at End of Year	—	—	—	—	14.928	13.461	13.532	12.037	8.858	11.935
Venture III No. of Units	—	—	—	—	460,643	412,186	510,162	632,346	521,522	581,979
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	14.886	13.430	13.508	12.021	8.851	11.931	12.500
Value at End of Year	—	—	—	—	14.886	13.430	13.508	12.021	8.851	11.931
Venture III No. of Units	—	—	—	—	7,632	2,493	14,830	28,572	1,553	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	14.760	13.336	13.433	11.972	8.829	11.919	12.500
Value at End of Year	—	—	—	—	14.760	13.336	13.433	11.972	8.829	11.919
Venture III No. of Units	—	—	—	—	7,956	4,121	3,376	18,031	5,699	467
American International Trust - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	26.780	28.652	30.076	25.273	21.913	26.019	24.796	17.701	31.284	26.637
Value at End of Year	27.125	26.780	28.652	30.076	25.273	21.913	26.019	24.796	17.701	31.284
Venture III No. of Units	3,298,636	3,612,667	3,981,801	4,433,424	5,349,177	6,341,256	6,737,333	7,513,785	8,964,897	9,317,458
NY Venture III No. of Units	447,734	481,367	513,791	551,176	652,726	789,772	772,078	815,057	1,002,161	1,016,847

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.611	28.486	29.916	25.151	21.819	25.919	24.713	17.651	31.211	26.588
Value at End of Year	26.940	26.611	28.486	29.916	25.151	21.819	25.919	24.713	17.651	31.211
Venture III No. of Units	95,434	121,569	154,496	197,498	310,514	344,150	387,964	413,241	430,283	556,481
NY Venture III No. of Units	124,807	133,188	154,252	190,489	234,685	272,408	299,687	314,691	359,333	403,664
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	26.110	27.991	29.441	24.789	21.537	25.623	24.467	17.502	30.994	26.443
Value at End of Year	26.393	26.110	27.991	29.441	24.789	21.537	25.623	24.467	17.502	30.994
Venture III No. of Units	2,223,962	2,430,870	2,683,081	3,050,262	3,710,550	4,354,374	4,614,531	5,077,240	6,026,026	6,181,552
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	25.945	27.829	29.285	24.670	21.444	25.525	24.386	17.452	30.922	26.395
Value at End of Year	26.214	25.945	27.829	29.285	24.670	21.444	25.525	24.386	17.452	30.922
Venture III No. of Units	19,715	24,457	25,629	28,127	29,164	33,869	50,835	59,615	61,416	75,994
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	25.457	27.346	28.820	24.315	21.167	25.234	24.144	17.305	30.707	26.251
Value at End of Year	25.682	25.457	27.346	28.820	24.315	21.167	25.234	24.144	17.305	30.707
Venture III No. of Units	90,391	103,417	117,337	132,488	150,278	179,118	192,794	201,440	241,843	252,578
American New World Trust - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	12.787	13.504	14.982	13.754	11.940	14.181	12.303	8.405	14.902	12.500
Value at End of Year	13.179	12.787	13.504	14.982	13.754	11.940	14.181	12.303	8.405	14.902
Venture III No. of Units	417,182	490,880	526,732	589,639	653,899	740,138	947,429	1,007,524	958,720	1,281,731
NY Venture III No. of Units	21,196	36,904	37,800	25,033	28,126	33,948	38,870	40,608	41,307	24,343
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.732	13.452	14.932	13.715	11.912	14.155	12.286	8.398	14.897	12.500
Value at End of Year	13.115	12.732	13.452	14.932	13.715	11.912	14.155	12.286	8.398	14.897
Venture III No. of Units	104,489	137,951	145,628	160,125	180,462	199,158	243,503	223,008	135,237	150,067
NY Venture III No. of Units	16,315	19,134	26,783	27,949	52,612	48,115	52,903	26,383	19,238	32,490
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.567	13.298	14.783	13.598	11.829	14.077	12.237	8.376	14.882	12.500
Value at End of Year	12.926	12.567	13.298	14.783	13.598	11.829	14.077	12.237	8.376	14.882
Venture III No. of Units	260,200	271,565	303,327	354,172	180,790	512,992	578,387	609,623	537,002	553,484
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.513	13.247	14.734	13.560	11.801	14.052	12.221	8.369	14.877	12.500
Value at End of Year	12.864	12.513	13.247	14.734	13.560	11.801	14.052	12.221	8.369	14.877
Venture III No. of Units	14,873	18,302	20,107	21,326	94,308	13,961	58,776	49,113	22,899	17,931
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.351	13.095	14.587	13.445	11.719	13.974	12.172	8.348	14.863	12.500
Value at End of Year	12.678	12.351	13.095	14.587	13.445	11.719	13.974	12.172	8.348	14.863
Venture III No. of Units	14,877	15,748	15,866	16,467	65,348	17,206	28,418	20,750	10,565	8,952
BlackRock Basic Value V.I. Fund (formerly Mercury Basic Value V.I. Fund) - Class II Shares (units first credited 07-20-1998)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	21.871	23.672	21.927	16.171	14.436	15.074	13.601	10.563	17.002	17.007
Value at End of Year	25.359	21.871	23.672	21.927	16.171	14.436	15.074	13.601	10.563	17.002
Venture III No. of Units	389	391	393	395	398	400	403	406	409	1,255
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	22.173	16.360	14.613	15.266	13.782	10.708	17.244	17.259
Value at End of Year	—	—	—	22.173	16.360	14.613	15.266	13.782	10.708	17.244
Venture III No. of Units	—	—	—	324	326	328	330	332	334	337
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.119
Value at End of Year	—	—	—	—	—	—	—	—	—	17.079
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.073
Value at End of Year	—	—	—	—	—	—	—	—	—	17.024
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
BlackRock Global Allocation V.I. Fund (formerly Mercury Global Allocation V.I. Fund) - Class II Shares (units first credited 11-21-2003)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.807
Value at End of Year	—	—	—	—	—	—	—	—	—	23.908
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	23.903
Value at End of Year	—	—	—	—	—	—	—	—	—	27.451
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	—	23.710
Value at End of Year	—	—	—	—	—	—	—	—	—	27.188
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	23.646
Value at End of Year	—	—	—	—	—	—	—	—	—	27.101
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
BlackRock Value Opportunities V.I. Fund (formerly Mercury Value Opportunities V.I. Fund) - Class II Shares (units first credited 07-20-1998)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	27.204	29.663	28.702	20.520	18.413	19.208	15.196	12.047	20.481	21.042
Value at End of Year	33.035	27.204	29.663	28.702	20.520	18.413	19.208	15.196	12.047	20.481
Venture III No. of Units	850	850	848	846	842	1,039	1,218	1,234	1,481	5,832
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	24.299	26.508	25.663	18.356	16.479	17.200	13.614	10.798	18.367	18.879
Value at End of Year	29.492	24.299	26.508	25.663	18.356	16.479	17.200	13.614	10.798	18.367
Venture III No. of Units	531	595	573	545	637	630	606	671	691	580
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	—	18.727
Value at End of Year	—	—	—	—	—	—	—	—	—	18.191
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	18.676
Value at End of Year	—	—	—	—	—	—	—	—	—	18.133
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Blue Chip Growth Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	46.113	42.212	39.344	28.302	24.320	24.373	21.333	15.177	26.853	24.215
Value at End of Year	45.726	46.113	42.212	39.344	28.302	24.320	24.373	21.333	15.177	26.853
Venture III No. of Units	66,150	76,632	84,011	91,326	110,218	124,088	146,152	132,130	169,683	151,990
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	26.102	23.906	22.293	16.044	13.794	13.831	12.112	8.621	15.261	13.769
Value at End of Year	25.870	26.102	23.906	22.293	16.044	13.794	13.831	12.112	8.621	15.261
Venture III No. of Units	94,827	104,476	116,103	141,727	154,632	192,550	252,642	333,112	376,442	236,536
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	25.543	23.429	21.881	15.771	13.580	13.637	11.960	8.526	15.115	13.657
Value at End of Year	25.279	25.543	23.429	21.881	15.771	13.580	13.637	11.960	8.526	15.115
Venture III No. of Units	5,218	5,391	5,504	5,694	6,632	9,284	18,873	34,007	35,344	36,029
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	25.360	23.272	21.746	15.682	13.509	13.573	11.909	8.494	15.066	13.621
Value at End of Year	25.084	25.360	23.272	21.746	15.682	13.509	13.573	11.909	8.494	15.066
Venture III No. of Units	53,770	58,857	52,767	67,427	57,485	62,236	70,746	91,372	84,718	100,228
Blue Chip Growth Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	26.985	24.754	23.112	16.661	14.344	14.404	12.630	9.007	15.962	14.424
Value at End of Year	26.707	26.985	24.754	23.112	16.661	14.344	14.404	12.630	9.007	15.962
Venture III No. of Units	715,993	852,144	836,745	1,167,500	1,231,726	1,453,675	1,672,388	1,915,212	2,029,070	2,172,974
NY Venture III No. of Units	77,037	82,409	90,658	98,750	120,703	125,429	143,341	157,255	172,630	153,308

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	28.730	26.367	24.631	17.764	15.302	15.373	13.487	9.623	17.062	15.426
Value at End of Year	28.419	28.730	26.367	24.631	17.764	15.302	15.373	13.487	9.623	17.062
Venture III No. of Units	244,861	280,122	289,948	303,154	345,720	417,285	489,291	531,322	605,505	652,367
NY Venture III No. of Units	66,407	74,384	81,704	79,025	118,727	132,668	157,004	172,910	192,476	172,849
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	28.148	25.872	24.205	17.483	15.083	15.175	13.334	9.527	16.918	15.319
Value at End of Year	27.802	28.148	25.872	24.205	17.483	15.083	15.175	13.334	9.527	16.918
Venture III No. of Units	437,144	478,997	488,099	603,122	672,073	811,832	961,264	1,112,135	1,222,351	1,251,490
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	27.956	25.709	24.064	17.390	15.010	15.110	13.283	9.496	16.870	15.284
Value at End of Year	27.599	27.956	25.709	24.064	17.390	15.010	15.110	13.283	9.496	16.870
Venture III No. of Units	29,721	34,451	40,217	61,765	62,897	67,358	63,932	76,573	85,506	72,274
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	31.283	28.811	27.009	19.547	16.898	17.035	14.998	10.738	19.106	17.335
Value at End of Year	30.837	31.283	28.811	27.009	19.547	16.898	17.035	14.998	10.738	19.106
Venture III No. of Units	42,269	61,702	55,937	70,457	89,043	101,241	114,066	143,180	144,505	140,425
Bond Trust - Series II Shares (units first credited 10-28-2011)
Contracts with no Optional Benefits
Value at Start of Year	12.939	13.149	12.683	13.108	12.558	12.500	—	—	—	—
Value at End of Year	13.091	12.939	13.149	12.683	13.108	12.558	—	—	—	—
Venture III No. of Units	9,693,816	10,224,146	11,535,929	13,585,297	13,458,376	14,408,156	—	—	—	—
NY Venture III No. of Units	1,602,960	1,681,994	1,885,205	2,149,543	1,993,945	2,216,104	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.912	13.128	12.669	13.100	12.557	12.500	—	—	—	—
Value at End of Year	13.057	12.912	13.128	12.669	13.100	12.557	—	—	—	—
Venture III No. of Units	84,068	40,120	47,777	63,204	77,889	124,310	—	—	—	—
NY Venture III No. of Units	106,531	59,539	64,386	68,283	91,511	103,679	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.832	13.066	12.628	13.077	12.554	12.500	—	—	—	—
Value at End of Year	12.956	12.832	13.066	12.628	13.077	12.554	—	—	—	—
Venture III No. of Units	6,061,329	6,442,773	7,353,400	8,579,741	8,340,955	8,880,772	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.805	13.045	12.614	13.069	12.553	12.500	—	—	—	—
Value at End of Year	12.922	12.805	13.045	12.614	13.069	12.553	—	—	—	—
Venture III No. of Units	11,507	8,813	15,988	17,861	25,773	30,275	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.725	12.983	12.573	13.046	12.550	12.500	—	—	—	—
Value at End of Year	12.822	12.725	12.983	12.573	13.046	12.550	—	—	—	—
Venture III No. of Units	108,310	84,645	105,668	138,324	116,969	116,199	—	—	—	—
Capital Appreciation Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	17.335	15.812	14.660	10.846	9.508	9.659	8.781	6.273	10.160	9.256
Value at End of Year	16.868	17.335	15.812	14.660	10.846	9.508	9.659	8.781	6.273	10.160
Venture III No. of Units	134,150	143,075	160,924	175,196	198,443	231,600	283,688	251,748	287,512	360,827
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	23.270	21.236	19.699	14.581	12.789	12.998	11.822	8.451	13.694	12.481
Value at End of Year	22.631	23.270	21.236	19.699	14.581	12.789	12.998	11.822	8.451	13.694
Venture III No. of Units	71,910	77,809	98,939	107,259	133,942	165,989	208,086	202,018	223,316	283,863
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	22.772	20.812	19.335	14.333	12.591	12.815	11.674	8.357	13.562	12.380
Value at End of Year	22.114	22.772	20.812	19.335	14.333	12.591	12.815	11.674	8.357	13.562
Venture III No. of Units	14,342	10,723	10,887	11,208	11,753	14,735	15,275	16,953	21,174	23,094
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	22.608	20.673	19.215	14.252	12.525	12.755	11.625	8.326	13.519	12.346
Value at End of Year	21.944	22.608	20.673	19.215	14.252	12.525	12.755	11.625	8.326	13.519
Venture III No. of Units	54,423	60,303	63,125	125,207	126,738	151,064	147,794	146,759	173,580	182,164

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Capital Appreciation Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	24.674	22.564	20.955	15.539	13.638	13.888	11.634	8.326	14.700	13.420
Value at End of Year	23.963	24.674	22.564	20.955	15.539	13.638	13.888	11.634	8.326	14.700
Venture III No. of Units	335,805	384,185	509,013	508,349	667,922	737,667	902,906	837,819	863,583	1,065,051
NY Venture III No. of Units	44,612	46,650	54,230	54,320	61,856	73,120	76,642	56,771	59,267	77,632
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.769	24.492	22.757	16.883	14.826	15.106	13.770	9.861	16.012	14.626
Value at End of Year	25.985	26.769	24.492	22.757	16.883	14.826	15.106	13.770	9.861	16.012
Venture III No. of Units	193,516	227,172	268,541	335,934	401,488	476,632	567,904	561,565	635,839	779,261
NY Venture III No. of Units	60,194	96,154	79,448	92,297	97,533	103,683	112,561	100,395	112,167	144,581
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	26.227	24.032	22.363	16.616	14.613	14.911	13.613	9.763	15.877	14.525
Value at End of Year	25.420	26.227	24.032	22.363	16.616	14.613	14.911	13.613	9.763	15.877
Venture III No. of Units	177,642	207,492	269,366	306,770	353,870	378,520	438,841	436,089	474,346	571,431
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	26.048	23.881	22.233	16.528	14.543	14.847	13.561	9.730	15.832	14.491
Value at End of Year	25.235	26.048	23.881	22.233	16.528	14.543	14.847	13.561	9.730	15.832
Venture III No. of Units	31,540	39,006	37,264	55,097	64,416	64,152	67,849	64,554	68,889	85,055
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	31.395	28.825	26.877	20.010	17.633	18.029	16.493	11.851	19.312	17.703
Value at End of Year	30.369	31.395	28.825	26.877	20.010	17.633	18.029	16.493	11.851	19.312
Venture III No. of Units	17,842	35,471	21,122	19,212	24,513	15,562	21,259	13,948	18,723	27,714
Capital Appreciation Value Trust - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	20.130	19.472	17.669	14.731	13.082	12.927	11.565	9.056	12.500	—
Value at End of Year	21.354	20.130	19.472	17.669	14.731	13.082	12.927	11.565	9.056	—
Venture III No. of Units	3,018,580	3,258,391	3,606,818	4,255,342	4,834,415	5,786,530	7,018,711	8,214,841	5,000,267	—
NY Venture III No. of Units	216,077	227,020	217,573	252,485	265,699	308,206	341,030	419,379	248,040	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.054	19.408	17.620	14.698	13.058	12.911	11.556	9.053	12.500	—
Value at End of Year	21.263	20.054	19.408	17.620	14.698	13.058	12.911	11.556	9.053	—
Venture III No. of Units	65,242	52,326	33,468	23,765	24,111	25,115	38,701	58,896	54,116	—
NY Venture III No. of Units	9,541	8,240	27,559	—	163	481	826	830	10,557	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	19.828	19.219	17.474	14.598	12.989	12.861	11.529	9.046	12.500	—
Value at End of Year	20.992	19.828	19.219	17.474	14.598	12.989	12.861	11.529	9.046	—
Venture III No. of Units	1,986,561	2,113,799	2,307,096	2,658,054	3,143,378	3,684,689	4,185,087	5,036,947	2,574,671	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	19.754	19.156	17.425	14.565	12.966	12.845	11.521	9.043	12.500	—
Value at End of Year	20.902	19.754	19.156	17.425	14.565	12.966	12.845	11.521	9.043	—
Venture III No. of Units	8,845	10,851	32,052	7,713	7,927	10,357	12,969	29,877	19,002	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	19.531	18.969	17.281	14.466	12.898	12.796	11.494	9.036	12.500	—
Value at End of Year	20.636	19.531	18.969	17.281	14.466	12.898	12.796	11.494	9.036	—
Venture III No. of Units	9,950	13,916	25,566	16,738	18,134	20,767	22,729	49,435	43,426	—
Classic Value Trust (merged into Equity Income Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	14.431	16.828
Value at End of Year	—	—	—	—	—	—	—	—	7.710	14.431
Venture III No. of Units	—	—	—	—	—	—	—	—	219,212	263,018
NY Venture III No. of Units	—	—	—	—	—	—	—	—	34,301	39,281
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	14.405	16.805
Value at End of Year	—	—	—	—	—	—	—	—	7.692	14.405
Venture III No. of Units	—	—	—	—	—	—	—	—	47,085	74,381
NY Venture III No. of Units	—	—	—	—	—	—	—	—	18,899	15,539

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	14.326	16.739
Value at End of Year	—	—	—	—	—	—	—	—	7.638	14.326
Venture III No. of Units	—	—	—	—	—	—	—	—	142,586	148,221
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.300	16.716
Value at End of Year	—	—	—	—	—	—	—	—	7.621	14.300
Venture III No. of Units	—	—	—	—	—	—	—	—	11,991	6,599
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.222	16.650
Value at End of Year	—	—	—	—	—	—	—	—	7.567	14.222
Venture III No. of Units	—	—	—	—	—	—	—	—	1,413	5,872
Core Allocation Plus Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	12.469	11.185	11.664	10.752	8.738	12.500	—
Value at End of Year	—	—	—	—	12.469	11.185	11.664	10.752	8.738	—
Venture III No. of Units	—	—	—	—	3,027,581	3,506,971	3,859,251	4,162,603	1,831,891	—
NY Venture III No. of Units	—	—	—	—	142,711	164,921	171,440	166,219	20,014	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	12.441	11.165	11.649	10.744	8.736	12.500	—
Value at End of Year	—	—	—	—	12.441	11.165	11.649	10.744	8.736	—
Venture III No. of Units	—	—	—	—	30,903	33,028	34,450	35,318	7,374	—
NY Venture III No. of Units	—	—	—	—	173	509	875	879	1,548	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	12.356	11.106	11.605	10.719	8.728	12.500	—
Value at End of Year	—	—	—	—	12.356	11.106	11.605	10.719	8.728	—
Venture III No. of Units	—	—	—	—	1,632,382	1,838,403	2,056,561	2,224,000	915,753	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	12.328	11.086	11.590	10.711	8.726	12.500	—
Value at End of Year	—	—	—	—	12.328	11.086	11.590	10.711	8.726	—
Venture III No. of Units	—	—	—	—	27,740	32,075	34,648	42,070	11,240	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	12.244	11.027	11.546	10.686	8.719	12.500	—
Value at End of Year	—	—	—	—	12.244	11.027	11.546	10.686	8.719	—
Venture III No. of Units	—	—	—	—	15,265	16,577	20,363	20,627	12,657	—
Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	15.810	16.350	15.012	12.500	—	—
Value at End of Year	—	—	—	—	—	15.810	16.350	15.012	—	—
Venture III No. of Units	—	—	—	—	—	1,023,274	561,108	295,664	—	—
NY Venture III No. of Units	—	—	—	—	—	11,991	8,142	7,004	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	15.789	16.336	12.500	—	—	—
Value at End of Year	—	—	—	—	—	15.789	16.336	—	—	—
Venture III No. of Units	—	—	—	—	—	12,960	7,067	—	—	—
NY Venture III No. of Units	—	—	—	—	—	2,915	1,420	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	15.726	16.295	14.992	12.500	—	—
Value at End of Year	—	—	—	—	—	15.726	16.295	14.992	—	—
Venture III No. of Units	—	—	—	—	—	512,072	391,018	154,844	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	15.705	16.282	14.987	12.500	—	—
Value at End of Year	—	—	—	—	—	15.705	16.282	14.987	—	—
Venture III No. of Units	—	—	—	—	—	31,649	17,118	10,066	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	15.643	16.241	12.500	—	—	—
Value at End of Year	—	—	—	—	—	15.643	16.241	—	—	—
Venture III No. of Units	—	—	—	—	—	3,534	2,007	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	16.412	16.537	15.004	12.500	—	—
Value at End of Year	—	—	—	—	—	16.412	16.537	15.004	—	—
Venture III No. of Units	—	—	—	—	—	1,328,990	1,112,726	711,906	—	—
NY Venture III No. of Units	—	—	—	—	—	69,458	62,579	48,472	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	16.390	16.523	14.999	12.500	—	—
Value at End of Year	—	—	—	—	—	16.390	16.523	14.999	—	—
Venture III No. of Units	—	—	—	—	—	13,052	9,456	5,534	—	—
NY Venture III No. of Units	—	—	—	—	—	12,850	8,839	14,872	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	16.325	16.482	14.984	12.500	—	—
Value at End of Year	—	—	—	—	—	16.325	16.482	14.984	—	—
Venture III No. of Units	—	—	—	—	—	925,007	442,912	251,162	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	16.303	16.468	14.979	12.500	—	—
Value at End of Year	—	—	—	—	—	16.303	16.468	14.979	—	—
Venture III No. of Units	—	—	—	—	—	25,089	21,310	10,885	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	16.238	16.427	14.964	12.500	—	—
Value at End of Year	—	—	—	—	—	16.238	16.427	14.964	—	—
Venture III No. of Units	—	—	—	—	—	7,637	2,819	943	—	—
Core Bond Trust - Series I Shares (units first credited 04-24-2015)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	16.676	17.159	—	—	—	—	—	—	—	—
Value at End of Year	16.853	16.676	—	—	—	—	—	—	—	—
Venture III No. of Units	123,396	153,176	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	16.587	16.736	—	—	—	—	—	—	—	—
Value at End of Year	16.755	16.587	—	—	—	—	—	—	—	—
Venture III No. of Units	144,783	164,415	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	16.324	16.820	—	—	—	—	—	—	—	—
Value at End of Year	16.464	16.324	—	—	—	—	—	—	—	—
Venture III No. of Units	23,684	23,105	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	16.237	17.073	—	—	—	—	—	—	—	—
Value at End of Year	16.368	16.237	—	—	—	—	—	—	—	—
Venture III No. of Units	40,737	53,205	—	—	—	—	—	—	—	—
Core Bond Trust - Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	16.655	16.913	16.262	16.932	16.200	15.243	14.494	13.443	13.251	12.703
Value at End of Year	16.798	16.655	16.913	16.262	16.932	16.200	15.243	14.494	13.443	13.251
Venture III No. of Units	1,157,583	1,250,844	51,011	50,815	65,792	71,085	99,271	72,032	36,280	34,960
NY Venture III No. of Units	140,416	147,394	1,463	1,461	1,383	964	600	594	6,165	126
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.567	16.832	16.192	16.867	16.146	15.200	14.460	13.419	13.233	12.692
Value at End of Year	16.701	16.567	16.832	16.192	16.867	16.146	15.200	14.460	13.419	13.233
Venture III No. of Units	389,838	511,720	32,776	49,603	80,067	36,048	50,838	35,604	94,428	4,323
NY Venture III No. of Units	130,252	100,306	685	495	564	1,264	1,477	1,526	259	256
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	16.303	16.589	15.983	16.674	15.985	15.072	14.359	13.345	13.180	12.660
Value at End of Year	16.411	16.303	16.589	15.983	16.674	15.985	15.072	14.359	13.345	13.180
Venture III No. of Units	798,827	889,691	23,458	55,347	65,446	54,026	47,309	70,684	103,611	8,468
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.217	16.509	15.914	16.610	15.932	15.029	14.326	13.320	13.163	12.650
Value at End of Year	16.315	16.217	16.509	15.914	16.610	15.932	15.029	14.326	13.320	13.163
Venture III No. of Units	74,421	92,659	341	1,607	3,202	5,889	2,796	3,205	53	82

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	15.959	16.272	15.708	16.420	15.774	14.902	14.226	13.247	13.110	12.618
Value at End of Year	16.032	15.959	16.272	15.708	16.420	15.774	14.902	14.226	13.247	13.110
Venture III No. of Units	81,449	66,788	2,512	2,515	2,530	4,735	6,479	5,969	5,022	—
Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	16.357	16.963	15.370	12.500	—	—
Value at End of Year	—	—	—	—	—	16.357	16.963	15.370	—	—
Venture III No. of Units	—	—	—	—	—	1,853,435	1,467,303	850,545	—	—
NY Venture III No. of Units	—	—	—	—	—	90,886	95,118	43,570	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	16.335	16.949	15.365	12.500	—	—
Value at End of Year	—	—	—	—	—	16.335	16.949	15.365	—	—
Venture III No. of Units	—	—	—	—	—	12,827	13,267	13,560	—	—
NY Venture III No. of Units	—	—	—	—	—	1,524	12,357	1,547	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	16.270	16.907	15.349	12.500	—	—
Value at End of Year	—	—	—	—	—	16.270	16.907	15.349	—	—
Venture III No. of Units	—	—	—	—	—	1,436,593	1,326,066	592,387	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	16.248	16.893	15.344	12.500	—	—
Value at End of Year	—	—	—	—	—	16.248	16.893	15.344	—	—
Venture III No. of Units	—	—	—	—	—	40,208	39,369	21,924	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	16.184	16.851	15.329	12.500	—	—
Value at End of Year	—	—	—	—	—	16.184	16.851	15.329	—	—
Venture III No. of Units	—	—	—	—	—	16,284	3,650	2,365	—	—
Core Equity Trust (merged into Fundamental Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	14.152	15.317
Value at End of Year	—	—	—	—	—	—	—	—	6.321	14.152
Venture III No. of Units	—	—	—	—	—	—	—	—	750,837	848,728
NY Venture III No. of Units	—	—	—	—	—	—	—	—	48,028	65,439
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	14.126	15.296
Value at End of Year	—	—	—	—	—	—	—	—	6.306	14.126
Venture III No. of Units	—	—	—	—	—	—	—	—	18,246	31,830
NY Venture III No. of Units	—	—	—	—	—	—	—	—	56,005	53,098
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	14.049	15.235
Value at End of Year	—	—	—	—	—	—	—	—	6.262	14.049
Venture III No. of Units	—	—	—	—	—	—	—	—	446,779	430,852
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.023	15.215
Value at End of Year	—	—	—	—	—	—	—	—	6.247	14.023
Venture III No. of Units	—	—	—	—	—	—	—	—	541	1,985
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	13.946	15.155
Value at End of Year	—	—	—	—	—	—	—	—	6.204	13.946
Venture III No. of Units	—	—	—	—	—	—	—	—	33,265	36,549
Core Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.067	15.659	15.837	14.684	12.500	—	—
Value at End of Year	—	—	—	—	17.067	15.659	15.837	14.684	—	—
Venture III No. of Units	—	—	—	—	1,813,058	1,470,892	1,374,026	980,775	—	—
NY Venture III No. of Units	—	—	—	—	151,092	226,023	226,957	34,847	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	17.035	15.638	15.824	14.679	12.500	—	—
Value at End of Year	—	—	—	—	17.035	15.638	15.824	14.679	—	—
Venture III No. of Units	—	—	—	—	18,177	11,866	10,414	1,849	—	—
NY Venture III No. of Units	—	—	—	—	8,088	4,632	4,649	116	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	16.942	15.576	15.784	14.664	12.500	—	—
Value at End of Year	—	—	—	—	16.942	15.576	15.784	14.664	—	—
Venture III No. of Units	—	—	—	—	1,838,611	861,205	773,319	449,200	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	16.818	15.493	15.732	14.644	12.500	—	—
Value at End of Year	—	—	—	—	16.818	15.493	15.732	14.644	—	—
Venture III No. of Units	—	—	—	—	56,734	2,530	3,552	23,195	—	—
Core Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	16.996	15.306	16.167	15.178	12.500	—	—
Value at End of Year	—	—	—	—	16.996	15.306	16.167	15.178	—	—
Venture III No. of Units	—	—	—	—	2,636,633	2,878,883	3,064,742	1,745,627	—	—
NY Venture III No. of Units	—	—	—	—	102,528	147,769	147,523	90,871	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	16.965	15.286	16.154	15.173	12.500	—	—
Value at End of Year	—	—	—	—	16.965	15.286	16.154	15.173	—	—
Venture III No. of Units	—	—	—	—	28,763	37,417	29,427	10,781	—	—
NY Venture III No. of Units	—	—	—	—	7,104	4,493	9,447	17,344	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	16.872	15.225	16.114	15.158	12.500	—	—
Value at End of Year	—	—	—	—	16.872	15.225	16.114	15.158	—	—
Venture III No. of Units	—	—	—	—	2,075,761	1,853,091	2,163,544	1,623,088	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	16.841	15.205	16.100	15.153	12.500	—	—
Value at End of Year	—	—	—	—	16.841	15.205	16.100	15.153	—	—
Venture III No. of Units	—	—	—	—	2,646	4,755	1,988	1,649	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	16.749	15.144	16.060	15.138	12.500	—	—
Value at End of Year	—	—	—	—	16.749	15.144	16.060	15.138	—	—
Venture III No. of Units	—	—	—	—	18,500	23,788	11,800	9,017	—	—
Core Strategy Trust (formerly Index Allocation Trust) - Series II Shares (units first credited 02-13-2006)
Contracts with no Optional Benefits
Value at Start of Year	17.531	17.889	17.172	14.666	13.281	13.501	12.236	10.225	14.139	13.492
Value at End of Year	18.443	17.531	17.889	17.172	14.666	13.281	13.501	12.236	10.225	14.139
Venture III No. of Units	39,153,974	40,184,116	42,156,008	46,764,964	7,822,467	8,693,976	9,713,219	10,360,098	7,905,890	4,355,699
NY Venture III No. of Units	2,484,266	2,844,118	3,084,707	3,464,839	990,274	1,082,192	1,116,502	1,196,494	1,011,023	724,828
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	17.444	17.810	17.104	14.615	13.242	13.468	12.212	10.211	14.126	13.486
Value at End of Year	18.343	17.444	17.810	17.104	14.615	13.242	13.468	12.212	10.211	14.126
Venture III No. of Units	115,505	131,598	174,910	182,441	46,949	45,003	46,593	66,892	60,399	13,900
NY Venture III No. of Units	23,455	32,107	47,662	61,034	30,508	35,099	35,934	38,128	71,103	65,033
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	17.187	17.574	16.903	14.465	13.126	13.370	12.141	10.167	14.086	13.468
Value at End of Year	18.046	17.187	17.574	16.903	14.465	13.126	13.370	12.141	10.167	14.086
Venture III No. of Units	24,790,285	26,151,460	27,586,029	30,584,696	9,017,584	9,537,991	9,918,590	9,955,794	8,353,850	5,978,100
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	17.103	17.496	16.837	14.416	13.087	13.337	12.118	10.152	14.073	13.462
Value at End of Year	17.948	17.103	17.496	16.837	14.416	13.087	13.337	12.118	10.152	14.073
Venture III No. of Units	31,882	36,861	46,967	76,033	9,106	8,150	5,350	8,518	13,301	6,642
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	16.851	17.265	16.639	14.267	12.972	13.240	12.047	10.108	14.033	13.444
Value at End of Year	17.658	16.851	17.265	16.639	14.267	12.972	13.240	12.047	10.108	14.033
Venture III No. of Units	95,651	113,974	202,146	193,572	47,305	43,756	5,602	6,033	14,214	338

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Disciplined Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	13.499	12.189	12.682	11.391	9.121	12.500	—
Value at End of Year	—	—	—	—	13.499	12.189	12.682	11.391	9.121	—
Venture III No. of Units	—	—	—	—	3,478,803	4,085,810	4,813,370	5,130,672	2,500,233	—
NY Venture III No. of Units	—	—	—	—	157,710	211,268	219,039	223,139	143,699	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	13.468	12.168	12.666	11.382	9.119	12.500	—
Value at End of Year	—	—	—	—	13.468	12.168	12.666	11.382	9.119	—
Venture III No. of Units	—	—	—	—	31,687	41,815	55,881	59,055	46,907	—
NY Venture III No. of Units	—	—	—	—	—	—	—	—	1,217	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	13.377	12.103	12.618	11.356	9.111	12.500	—
Value at End of Year	—	—	—	—	13.377	12.103	12.618	11.356	9.111	—
Venture III No. of Units	—	—	—	—	1,166,487	1,333,363	1,473,830	1,566,088	936,755	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	13.346	12.082	12.602	11.347	9.109	12.500	—
Value at End of Year	—	—	—	—	13.346	12.082	12.602	11.347	9.109	—
Venture III No. of Units	—	—	—	—	30,718	34,348	38,463	39,764	24,018	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	13.256	12.018	12.554	11.321	9.101	12.500	—
Value at End of Year	—	—	—	—	13.256	12.018	12.554	11.321	9.101	—
Venture III No. of Units	—	—	—	—	7,276	8,706	16,014	20,282	12,829	—
Dynamic Growth Trust (merged into Mid Cap Stock Trust eff 04-25-2008) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	5.421
Value at End of Year	—	—	—	—	—	—	—	—	—	5.826
Venture III No. of Units	—	—	—	—	—	—	—	—	—	342,288
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.543
Value at End of Year	—	—	—	—	—	—	—	—	—	13.473
Venture III No. of Units	—	—	—	—	—	—	—	—	—	156,693
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.441
Value at End of Year	—	—	—	—	—	—	—	—	—	13.344
Venture III No. of Units	—	—	—	—	—	—	—	—	—	4,233
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.408
Value at End of Year	—	—	—	—	—	—	—	—	—	13.301
Venture III No. of Units	—	—	—	—	—	—	—	—	—	130,999
Dynamic Growth Trust (merged into Mid Cap Stock Trust eff 04-25-2008) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.365
Value at End of Year	—	—	—	—	—	—	—	—	—	16.964
Venture III No. of Units	—	—	—	—	—	—	—	—	—	239,917
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	13,422
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.636
Value at End of Year	—	—	—	—	—	—	—	—	—	17.855
Venture III No. of Units	—	—	—	—	—	—	—	—	—	220,015
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	22,354
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.520
Value at End of Year	—	—	—	—	—	—	—	—	—	17.705
Venture III No. of Units	—	—	—	—	—	—	—	—	—	67,173
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.482
Value at End of Year	—	—	—	—	—	—	—	—	—	17.655
Venture III No. of Units	—	—	—	—	—	—	—	—	—	51,651

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.906
Value at End of Year	—	—	—	—	—	—	—	—	—	21.291
Venture III No. of Units	—	—	—	—	—	—	—	—	—	7,449
Emerging Growth Trust (merged into Small Cap Growth Trust eff 11-07-2008) - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.616
Value at End of Year	—	—	—	—	—	—	—	—	—	20.014
Venture III No. of Units	—	—	—	—	—	—	—	—	—	47,689
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	2,407
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.580
Value at End of Year	—	—	—	—	—	—	—	—	—	19.967
Venture III No. of Units	—	—	—	—	—	—	—	—	—	9,943
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	15,924
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.473
Value at End of Year	—	—	—	—	—	—	—	—	—	19.828
Venture III No. of Units	—	—	—	—	—	—	—	—	—	34,848
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.438
Value at End of Year	—	—	—	—	—	—	—	—	—	19.782
Venture III No. of Units	—	—	—	—	—	—	—	—	—	1,835
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.331
Value at End of Year	—	—	—	—	—	—	—	—	—	19.644
Venture III No. of Units	—	—	—	—	—	—	—	—	—	1,308
Emerging Small Company Trust (merged into Smaller Company Growth Trust eff 11-16-2009) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	20.423	19.218
Value at End of Year	—	—	—	—	—	—	—	—	11.393	20.423
Venture III No. of Units	—	—	—	—	—	—	—	—	50,860	66,699
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.032	13.211
Value at End of Year	—	—	—	—	—	—	—	—	7.824	14.032
Venture III No. of Units	—	—	—	—	—	—	—	—	78,329	88,896
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	13.897	13.104
Value at End of Year	—	—	—	—	—	—	—	—	7.737	13.897
Venture III No. of Units	—	—	—	—	—	—	—	—	17,255	17,665
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	13.852	13.068
Value at End of Year	—	—	—	—	—	—	—	—	7.709	13.852
Venture III No. of Units	—	—	—	—	—	—	—	—	19,963	36,229
Emerging Small Company Trust (merged into Smaller Company Growth Trust eff 11-16-2009) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	14.963	14.107
Value at End of Year	—	—	—	—	—	—	—	—	8.330	14.963
Venture III No. of Units	—	—	—	—	—	—	—	—	413,935	497,182
NY Venture III No. of Units	—	—	—	—	—	—	—	—	22,661	27,338
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	15.720	14.828
Value at End of Year	—	—	—	—	—	—	—	—	8.747	15.720
Venture III No. of Units	—	—	—	—	—	—	—	—	184,895	229,315
NY Venture III No. of Units	—	—	—	—	—	—	—	—	47,730	55,562
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	15.588	14.726
Value at End of Year	—	—	—	—	—	—	—	—	8.660	15.588
Venture III No. of Units	—	—	—	—	—	—	—	—	238,638	292,180

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	15.544	14.691
Value at End of Year	—	—	—	—	—	—	—	—	8.632	15.544
Venture III No. of Units	—	—	—	—	—	—	—	—	155,897	151,099
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	19.136	18.114
Value at End of Year	—	—	—	—	—	—	—	—	10.611	19.136
Venture III No. of Units	—	—	—	—	—	—	—	—	69,590	71,902
Equity Income Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	41.767	45.535	43.074	33.673	29.172	29.898	26.403	21.352	33.899	33.350
Value at End of Year	48.941	41.767	45.535	43.074	33.673	29.172	29.898	26.403	21.352	33.899
Venture III No. of Units	53,202	64,913	73,288	82,681	100,556	125,926	123,734	142,667	164,302	203,444
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	21.512	23.464	22.207	17.369	15.055	15.437	13.640	11.036	17.529	17.254
Value at End of Year	25.194	21.512	23.464	22.207	17.369	15.055	15.437	13.640	11.036	17.529
Venture III No. of Units	132,785	140,055	147,616	162,583	194,906	236,228	254,389	291,920	377,666	459,791
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	21.051	22.996	21.797	17.074	14.821	15.221	13.468	10.913	17.361	17.115
Value at End of Year	24.618	21.051	22.996	21.797	17.074	14.821	15.221	13.468	10.913	17.361
Venture III No. of Units	12,069	12,397	12,461	13,850	14,893	16,158	14,917	15,168	19,867	23,296
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	20.900	22.842	21.662	16.977	14.744	15.149	13.412	10.873	17.306	17.068
Value at End of Year	24.429	20.900	22.842	21.662	16.977	14.744	15.149	13.412	10.873	17.306
Venture III No. of Units	54,978	59,345	67,371	66,693	62,070	80,208	64,973	85,964	102,430	144,321
Equity Income Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	21.820	23.831	22.593	17.703	15.360	15.775	13.956	11.302	17.998	17.739
Value at End of Year	25.522	21.820	23.831	22.593	17.703	15.360	15.775	13.956	11.302	17.998
Venture III No. of Units	980,423	1,043,651	1,203,906	1,413,271	1,546,229	1,873,778	1,998,979	2,324,417	2,533,881	3,098,317
NY Venture III No. of Units	109,604	123,451	131,005	152,209	189,700	194,122	177,016	199,672	193,609	246,063
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	21.083	23.038	21.852	17.131	14.871	15.281	13.526	10.958	17.461	17.217
Value at End of Year	24.648	21.083	23.038	21.852	17.131	14.871	15.281	13.526	10.958	17.461
Venture III No. of Units	421,766	464,434	545,467	602,674	720,157	850,401	870,571	976,437	1,091,931	1,457,607
NY Venture III No. of Units	177,766	171,730	197,411	211,896	222,398	244,591	250,274	268,584	271,261	322,274
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	20.656	22.605	21.474	16.860	14.658	15.084	8.028	10.850	17.314	17.098
Value at End of Year	24.112	20.656	22.605	21.474	16.860	14.658	15.084	8.028	10.850	17.314
Venture III No. of Units	594,035	607,188	693,563	842,962	943,889	1,075,021	1,034,418	1,134,251	1,228,640	1,666,223
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	20.516	22.463	21.349	16.770	14.587	15.019	13.320	10.814	17.265	17.059
Value at End of Year	23.936	20.516	22.463	21.349	16.770	14.587	15.019	13.320	10.814	17.265
Venture III No. of Units	50,753	59,321	61,355	71,545	157,236	120,150	115,266	121,151	136,097	171,482
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	23.596	25.874	24.628	19.375	16.879	17.404	15.459	12.569	20.097	19.887
Value at End of Year	27.489	23.596	25.874	24.628	19.375	16.879	17.404	15.459	12.569	20.097
Venture III No. of Units	47,770	41,565	50,275	63,245	97,261	74,155	56,712	75,798	78,109	94,625
Financial Industries Trust (formerly Financial Services Trust) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	18.071	18.870	17.658	13.729	11.824	13.284	12.031	8.649	15.889	17.337
Value at End of Year	21.217	18.071	18.870	17.658	13.729	11.824	13.284	12.031	8.649	15.889
Venture III No. of Units	24,577	23,531	28,742	33,728	39,387	40,465	48,485	63,620	73,584	88,638
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	18.429	19.254	18.026	14.022	12.083	13.581	12.306	8.852	16.269	17.760
Value at End of Year	21.627	18.429	19.254	18.026	14.022	12.083	13.581	12.306	8.852	16.269
Venture III No. of Units	9,063	14,168	17,052	14,508	17,154	27,890	49,641	56,639	48,140	54,442

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	18.034	18.870	17.693	13.784	11.895	13.391	12.152	8.754	16.113	17.617
Value at End of Year	21.132	18.034	18.870	17.693	13.784	11.895	13.391	12.152	8.754	16.113
Venture III No. of Units	1,914	2,767	2,688	2,693	2,803	2,816	4,357	3,647	3,655	3,621
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	17.905	18.744	17.583	13.705	11.834	13.328	12.100	8.721	16.061	17.569
Value at End of Year	20.970	17.905	18.744	17.583	13.705	11.834	13.328	12.100	8.721	16.061
Venture III No. of Units	5,476	8,677	9,003	8,511	8,284	11,071	15,523	28,212	35,301	51,320
Financial Industries Trust (formerly Financial Services Trust) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	19.591	20.509	19.231	14.983	12.930	14.550	13.207	9.524	17.527	19.147
Value at End of Year	22.972	19.591	20.509	19.231	14.983	12.930	14.550	13.207	9.524	17.527
Venture III No. of Units	127,900	143,571	164,885	201,805	245,828	300,078	372,933	497,431	626,803	581,504
NY Venture III No. of Units	9,781	12,604	12,988	13,344	14,885	19,939	23,436	24,786	36,216	42,078
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	19.245	20.156	18.910	14.740	12.727	14.329	13.013	9.389	17.287	18.894
Value at End of Year	22.555	19.245	20.156	18.910	14.740	12.727	14.329	13.013	9.389	17.287
Venture III No. of Units	78,614	47,591	51,825	71,631	86,567	99,971	136,188	153,872	174,737	151,574
NY Venture III No. of Units	22,408	21,599	27,411	38,772	41,554	52,243	60,759	51,826	59,726	61,185
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	18.855	19.778	18.582	14.507	12.544	14.144	12.864	9.295	17.141	18.763
Value at End of Year	22.065	18.855	19.778	18.582	14.507	12.544	14.144	12.864	9.295	17.141
Venture III No. of Units	85,104	76,833	96,975	117,847	132,500	158,944	203,384	226,564	232,240	223,376
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	18.727	19.653	18.474	14.430	12.483	14.083	12.815	9.265	17.093	18.720
Value at End of Year	21.904	18.727	19.653	18.474	14.430	12.483	14.083	12.815	9.265	17.093
Venture III No. of Units	6,732	7,837	7,941	13,721	18,727	17,149	16,299	17,276	22,488	24,201
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	21.501	22.598	21.274	16.641	14.419	16.291	14.847	10.749	19.862	21.785
Value at End of Year	25.110	21.501	22.598	21.274	16.641	14.419	16.291	14.847	10.749	19.862
Venture III No. of Units	4,269	6,954	10,291	11,134	7,072	8,371	8,862	11,324	15,270	17,085
Franklin Templeton Founding Allocation Trust (merged into Lifestyle Growth PS Series eff 10-21-2016) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	13.413	14.504	14.343	11.733	10.282	10.634	9.789	7.590	11.973	12.500
Value at End of Year	—	13.413	14.504	14.343	11.733	10.282	10.634	9.789	7.590	11.973
Venture III No. of Units	—	20,255,225	22,531,457	26,012,667	29,654,783	33,881,410	38,862,545	42,509,699	44,914,486	30,024,016
NY Venture III No. of Units	—	1,429,674	1,554,662	1,883,688	2,138,500	2,404,027	2,796,011	3,259,416	3,297,447	1,839,487
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	13.355	14.449	14.295	11.700	10.258	10.614	9.776	7.583	11.969	12.500
Value at End of Year	—	13.355	14.449	14.295	11.700	10.258	10.614	9.776	7.583	11.969
Venture III No. of Units	—	48,371	55,344	56,746	69,895	92,840	136,130	273,066	410,843	665,711
NY Venture III No. of Units	—	22,351	26,931	43,275	45,072	56,451	63,769	91,310	117,000	137,635
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	13.182	14.283	14.152	11.601	10.186	10.556	9.737	7.564	11.957	12.500
Value at End of Year	—	13.182	14.283	14.152	11.601	10.186	10.556	9.737	7.564	11.957
Venture III No. of Units	—	11,345,202	12,862,721	14,806,196	16,843,605	18,936,877	21,078,013	23,960,832	25,186,875	17,986,003
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	13.125	14.229	14.105	11.568	10.162	10.537	9.724	7.558	11.953	12.500
Value at End of Year	—	13.125	14.229	14.105	11.568	10.162	10.537	9.724	7.558	11.953
Venture III No. of Units	—	3,595	3,705	3,814	3,955	16,103	21,802	158,814	272,990	485,164
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.955	14.066	13.965	11.470	10.091	10.479	9.685	7.539	11.941	12.500
Value at End of Year	—	12.955	14.066	13.965	11.470	10.091	10.479	9.685	7.539	11.941
Venture III No. of Units	—	16,812	16,974	22,187	25,020	26,481	42,517	113,339	132,470	177,565
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	30.027	29.399	27.281	20.461	16.871	17.553	14.968	11.886	21.292	20.902
Value at End of Year	31.933	30.027	29.399	27.281	20.461	16.871	17.553	14.968	11.886	21.292
Venture III No. of Units	4,189	5,245	9,380	4,521	28,559	3,346	3,051	5,085	7,457	11,981
NY Venture III No. of Units	2,809	2,928	1,603	114	1,168	115	735	739	760	791

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	29.838	29.228	27.136	20.363	16.798	17.486	14.918	11.853	21.242	20.864
Value at End of Year	31.715	29.838	29.228	27.136	20.363	16.798	17.486	14.918	11.853	21.242
Venture III No. of Units	4,097	3,735	3,828	2,499	10,611	11,187	2,792	2,173	3,018	5,094
NY Venture III No. of Units	1,723	2,327	2,415	3,981	4,085	6,341	5,857	5,481	5,508	5,649
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	29.276	28.721	26.706	20.070	16.581	17.286	14.770	11.752	21.094	20.750
Value at End of Year	31.072	29.276	28.721	26.706	20.070	16.581	17.286	14.770	11.752	21.094
Venture III No. of Units	6,638	9,052	4,277	11,559	12,639	6,897	8,505	8,422	12,787	16,818
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	29.091	28.554	26.563	19.973	17.220	—	21.045	—	—	20.712
Value at End of Year	30.860	29.091	28.554	26.563	19.973	—	17.220	—	—	21.045
Venture III No. of Units	103	6,067	104	649	14,434	—	4,005	—	—	177
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	28.544	28.059	26.142	19.685	16.297	17.023	14.574	11.620	20.899	20.599
Value at End of Year	30.234	28.544	28.059	26.142	19.685	16.297	17.023	14.574	11.620	20.899
Venture III No. of Units	914	919	924	928	933	938	1,290	1,298	1,307	1,934
Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	12.383	11.194	11.519	10.627	8.528	12.561	12.500
Value at End of Year	—	—	—	—	12.383	11.194	11.519	10.627	8.528	12.561
Venture III No. of Units	—	—	—	—	21,858,575	25,025,791	28,374,316	30,064,010	20,655,772	945,211
NY Venture III No. of Units	—	—	—	—	1,707,174	2,012,272	2,215,098	2,375,793	1,740,745	162,659
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	12.351	11.171	11.501	10.616	8.524	12.560	12.500
Value at End of Year	—	—	—	—	12.351	11.171	11.501	10.616	8.524	12.560
Venture III No. of Units	—	—	—	—	4,919	22,521	28,767	30,377	31,069	11,335
NY Venture III No. of Units	—	—	—	—	17,329	19,084	37,195	37,344	37,176	15,692
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	12.256	11.102	11.447	10.582	8.509	12.557	12.500
Value at End of Year	—	—	—	—	12.256	11.102	11.447	10.582	8.509	12.557
Venture III No. of Units	—	—	—	—	11,788,236	13,807,785	15,383,677	16,410,515	11,463,322	716,006
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	12.225	11.079	11.429	10.571	8.504	12.556	12.500
Value at End of Year	—	—	—	—	12.225	11.079	11.429	10.571	8.504	12.556
Venture III No. of Units	—	—	—	—	445	445	445	1,293	4,853	1,753
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	12.131	11.010	11.375	10.537	8.490	12.554	12.500
Value at End of Year	—	—	—	—	12.131	11.010	11.375	10.537	8.490	12.554
Venture III No. of Units	—	—	—	—	54,602	54,903	55,228	59,836	51,346	659
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series I Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	22.712	23.349	21.460	20.896	—	—	—	—	—	—
Value at End of Year	24.612	22.712	23.349	21.460	—	—	—	—	—	—
Venture III No. of Units	169,899	183,372	208,536	45,226	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	22.580	22.734	20.947	20.400	—	—	—	—	—	—
Value at End of Year	24.457	22.580	22.734	20.947	—	—	—	—	—	—
Venture III No. of Units	118,490	135,375	158,898	23,984	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	22.188	22.856	21.049	20.498	—	—	—	—	—	—
Value at End of Year	23.997	22.188	22.856	21.049	—	—	—	—	—	—
Venture III No. of Units	11,399	9,147	9,206	1,022	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	22.059	23.225	21.356	20.796	—	—	—	—	—	—
Value at End of Year	23.845	22.059	23.225	21.356	—	—	—	—	—	—
Venture III No. of Units	60,228	79,631	76,475	18,827	—	—	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	22.617	23.295	21.452	16.508	13.511	13.514	12.147	9.919	17.198	18.482
Value at End of Year	24.462	22.617	23.295	21.452	16.508	13.511	13.514	12.147	9.919	17.198
Venture III No. of Units	1,702,856	1,973,504	2,336,882	253,290	36,916	7,631	8,869	5,371	8,580	29,780
NY Venture III No. of Units	172,457	193,326	208,651	28,603	1,289	—	5	108	191	170
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	22.485	23.171	21.348	16.437	13.459	13.469	12.113	9.895	17.166	18.458
Value at End of Year	24.307	22.485	23.171	21.348	16.437	13.459	13.469	12.113	9.895	17.166
Venture III No. of Units	311,406	388,376	465,393	70,643	10,743	6,470	686	1,774	8,144	35,469
NY Venture III No. of Units	140,450	153,891	170,287	47,615	—	—	—	—	—	134
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	22.095	22.804	21.041	16.224	13.305	13.335	12.010	9.826	17.072	18.384
Value at End of Year	23.850	22.095	22.804	21.041	16.224	13.305	13.335	12.010	9.826	17.072
Venture III No. of Units	1,163,347	1,305,331	1,526,911	221,863	3,917	3,075	3,121	3,189	3,326	8,860
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	21.967	22.682	20.939	16.154	11.976	—	—	9.804	17.041	18.360
Value at End of Year	23.699	21.967	22.682	20.939	16.154	—	—	11.976	9.804	17.041
Venture III No. of Units	74,180	73,475	103,390	10,846	23,286	—	—	671	677	1,390
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	21.585	22.322	20.638	13.103	—	18.287	—	—	—	18.287
Value at End of Year	23.253	21.585	22.322	20.638	—	13.103	—	—	—	18.287
Venture III No. of Units	78,384	76,177	113,751	31,876	—	5,517	—	—	—	—
Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	19.771	15.054	13.499	14.263	12.821	9.891	16.572	16.195
Value at End of Year	—	—	—	19.771	15.054	13.499	14.263	12.821	9.891	16.572
Venture III No. of Units	—	—	—	214,666	242,261	310,358	332,138	395,408	448,391	332,249
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	20.451	15.580	13.978	14.776	13.288	10.257	17.194	16.811
Value at End of Year	—	—	—	20.451	15.580	13.978	14.776	13.288	10.257	17.194
Venture III No. of Units	—	—	—	172,076	206,076	293,006	372,599	464,360	519,231	368,902
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	20.073	15.315	13.761	14.568	13.121	10.143	17.029	16.675
Value at End of Year	—	—	—	20.073	15.315	13.761	14.568	13.121	10.143	17.029
Venture III No. of Units	—	—	—	9,527	13,184	13,962	46,475	64,729	69,073	51,880
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	19.949	15.228	13.689	14.500	13.066	10.105	16.975	16.630
Value at End of Year	—	—	—	19.949	15.228	13.689	14.500	13.066	10.105	16.975
Venture III No. of Units	—	—	—	142,518	154,660	188,834	211,352	262,261	296,413	230,648
Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	21.498	16.408	14.740	15.606	14.055	8.213	18.237	17.851
Value at End of Year	—	—	—	21.498	16.408	14.740	15.606	14.055	8.213	18.237
Venture III No. of Units	—	—	—	2,640,530	3,445,948	3,963,700	4,679,337	5,638,580	6,101,483	6,152,981
NY Venture III No. of Units	—	—	—	213,613	287,961	341,579	355,943	399,042	419,629	416,854
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	21.212	16.198	14.558	15.422	13.897	10.742	18.049	17.675
Value at End of Year	—	—	—	21.212	16.198	14.558	15.422	13.897	10.742	18.049
Venture III No. of Units	—	—	—	508,265	578,648	704,612	857,167	990,130	1,088,724	921,813
NY Venture III No. of Units	—	—	—	152,970	188,423	210,774	243,704	270,809	256,101	265,727
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	20.845	15.941	14.349	15.224	13.738	10.635	17.897	17.553
Value at End of Year	—	—	—	20.845	15.941	14.349	15.224	13.738	10.635	17.897
Venture III No. of Units	—	—	—	1,755,835	2,240,977	2,566,550	3,003,339	3,510,171	3,763,582	3,861,173
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	20.724	15.857	14.280	15.158	13.686	10.600	17.847	17.512
Value at End of Year	—	—	—	20.724	15.857	14.280	15.158	13.686	10.600	17.847
Venture III No. of Units	—	—	—	83,211	98,897	106,507	113,442	141,893	156,536	114,452

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	23.434	17.957	16.197	17.218	15.569	12.077	20.363	20.012
Value at End of Year	—	—	—	23.434	17.957	16.197	17.218	15.569	12.077	20.363
Venture III No. of Units	—	—	—	75,533	91,127	98,427	114,457	151,579	151,000	132,627
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	12.810	12.389
Value at End of Year	—	—	—	—	—	—	—	—	8.279	12.810
Venture III No. of Units	—	—	—	—	—	—	—	—	30,413	42,452
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.678	14.202
Value at End of Year	—	—	—	—	—	—	—	—	9.482	14.678
Venture III No. of Units	—	—	—	—	—	—	—	—	65,018	76,763
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	14.537	14.087
Value at End of Year	—	—	—	—	—	—	—	—	9.376	14.537
Venture III No. of Units	—	—	—	—	—	—	—	—	9,896	10,169
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	14.491	14.049
Value at End of Year	—	—	—	—	—	—	—	—	9.342	14.491
Venture III No. of Units	—	—	—	—	—	—	—	—	20,573	22,145
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	15.790	15.308
Value at End of Year	—	—	—	—	—	—	—	—	10.189	15.790
Venture III No. of Units	—	—	—	—	—	—	—	—	3,563,465	4,162,261
NY Venture III No. of Units	—	—	—	—	—	—	—	—	319,766	362,827
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	16.679	16.179
Value at End of Year	—	—	—	—	—	—	—	—	10.757	16.679
Venture III No. of Units	—	—	—	—	—	—	—	—	97,316	133,986
NY Venture III No. of Units	—	—	—	—	—	—	—	—	38,973	64,092
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	16.539	16.067
Value at End of Year	—	—	—	—	—	—	—	—	10.651	16.539
Venture III No. of Units	—	—	—	—	—	—	—	—	2,300,256	2,618,626
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	16.492	16.030
Value at End of Year	—	—	—	—	—	—	—	—	10.615	16.492
Venture III No. of Units	—	—	—	—	—	—	—	—	13,126	14,992
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	19.346	18.832
Value at End of Year	—	—	—	—	—	—	—	—	12.434	19.346
Venture III No. of Units	—	—	—	—	—	—	—	—	93,516	103,523
Global Bond Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	23.314	24.561	24.413	26.240	24.927	23.230	21.411	18.863	20.077	18.620
Value at End of Year	23.632	23.314	24.561	24.413	26.240	24.927	23.230	21.411	18.863	20.077
Venture III No. of Units	18,581	22,279	27,418	30,200	41,124	47,534	62,984	68,647	65,096	72,830
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	21.803	22.980	22.853	24.576	23.358	21.779	20.083	17.702	18.851	17.491
Value at End of Year	22.089	21.803	22.980	22.853	24.576	23.358	21.779	20.083	17.702	18.851
Venture III No. of Units	24,493	26,626	28,186	42,831	41,856	56,189	97,934	112,798	85,044	155,798
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	21.336	22.522	22.431	24.159	22.996	21.474	19.831	17.506	18.671	17.350
Value at End of Year	21.584	21.336	22.522	22.431	24.159	22.996	21.474	19.831	17.506	18.671
Venture III No. of Units	1,519	1,568	1,585	1,328	7,142	7,374	5,142	4,715	5,344	5,850

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	21.183	22.372	22.292	24.021	22.876	21.373	19.748	17.442	18.611	17.303
Value at End of Year	21.418	21.183	22.372	22.292	24.021	22.876	21.373	19.748	17.442	18.611
Venture III No. of Units	9,228	10,186	10,658	18,460	20,514	21,938	25,552	34,277	23,300	17,567
Global Bond Trust - Series II Shares (units first credited 5-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	21.372	22.569	22.466	24.213	23.048	21.526	19.872	17.546	18.711	17.397
Value at End of Year	21.635	21.372	22.569	22.466	24.213	23.048	21.526	19.872	17.546	18.711
Venture III No. of Units	954,936	1,038,528	1,264,375	1,488,221	1,582,520	1,820,720	2,298,317	2,570,103	2,597,753	3,609,284
NY Venture III No. of Units	85,675	91,340	95,928	120,701	126,581	141,527	162,999	180,857	172,455	242,358
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.308	21.456	21.369	23.041	21.944	20.505	18.939	16.731	17.850	16.606
Value at End of Year	20.548	20.308	21.456	21.369	23.041	21.944	20.505	18.939	16.731	17.850
Venture III No. of Units	85,055	97,446	139,691	166,700	221,269	237,267	274,321	257,784	318,659	293,695
NY Venture III No. of Units	34,277	34,080	44,540	52,171	62,322	62,038	69,532	80,751	79,471	91,642
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	19.897	21.053	20.999	22.677	21.629	20.241	18.724	16.565	17.700	16.491
Value at End of Year	20.102	19.897	21.053	20.999	22.677	21.629	20.241	18.724	16.565	17.700
Venture III No. of Units	688,599	730,070	851,464	1,044,729	1,124,956	1,252,244	1,585,940	1,777,407	1,794,321	2,634,752
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	19.761	20.921	20.877	22.556	21.526	20.154	18.652	16.510	17.650	16.452
Value at End of Year	19.955	19.761	20.921	20.877	22.556	21.526	20.154	18.652	16.510	17.650
Venture III No. of Units	12,106	9,370	13,232	15,096	19,296	26,134	24,958	34,583	41,707	35,386
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	16.134	17.106	17.097	18.499	17.681	16.579	15.367	13.622	14.585	13.615
Value at End of Year	16.268	16.134	17.106	17.097	18.499	17.681	16.579	15.367	13.622	14.585
Venture III No. of Units	47,617	48,291	61,027	77,330	91,559	92,120	106,038	131,136	146,408	119,230
Global Diversification Trust (formerly American Global Diversification Trust) (merged into Core Strategy Trust eff 12-06-2013)
Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	12.448	10.953	11.914	10.786	8.045	12.556	12.500
Value at End of Year	—	—	—	—	12.448	10.953	11.914	10.786	8.045	12.556
Venture III No. of Units	—	—	—	—	14,662,121	16,802,744	19,594,743	21,357,524	19,344,948	2,507,938
NY Venture III No. of Units	—	—	—	—	979,159	1,109,522	1,223,797	1,464,523	1,453,910	146,886
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	12.416	10.930	11.895	10.774	8.041	12.555	12.500
Value at End of Year	—	—	—	—	12.416	10.930	11.895	10.774	8.041	12.555
Venture III No. of Units	—	—	—	—	34,692	48,959	53,919	172,647	185,871	219,740
NY Venture III No. of Units	—	—	—	—	36,646	37,634	46,267	51,086	54,916	7,077
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	12.321	10.862	11.839	10.739	8.027	12.553	12.500
Value at End of Year	—	—	—	—	12.321	10.862	11.839	10.739	8.027	12.553
Venture III No. of Units	—	—	—	—	9,164,666	10,440,464	11,761,843	12,925,534	11,665,964	1,669,326
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	12.289	10.840	11.821	10.728	8.022	12.552	12.500
Value at End of Year	—	—	—	—	12.289	10.840	11.821	10.728	8.022	12.552
Venture III No. of Units	—	—	—	—	14,982	18,685	18,759	140,177	169,307	203,472
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	12.195	10.773	11.765	10.694	8.009	12.549	12.500
Value at End of Year	—	—	—	—	12.195	10.773	11.765	10.694	8.009	12.549
Venture III No. of Units	—	—	—	—	8,858	9,164	9,204	76,853	96,779	132,028
Global Trust (formerly Global Equity Trust) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	25.768	27.994	29.220	22.661	18.925	20.467	19.309	14.943	25.131	25.215
Value at End of Year	27.745	25.768	27.994	29.220	22.661	18.925	20.467	19.309	14.943	25.131
Venture III No. of Units	27,006	35,100	38,129	29,668	30,450	32,960	35,933	39,007	41,785	44,994
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	16.737	18.192	18.998	14.741	12.317	13.327	12.579	9.740	16.389	16.452
Value at End of Year	18.012	16.737	18.192	18.998	14.741	12.317	13.327	12.579	9.740	16.389
Venture III No. of Units	45,273	50,079	55,593	19,930	21,096	28,484	30,960	34,883	40,834	54,127

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	18.647	14.491	12.126	13.140	12.421	9.632	16.232	16.318
Value at End of Year	—	—	17.829	18.647	14.491	12.126	13.140	12.421	9.632	16.232
Venture III No. of Units	—	—	153	751	129	135	915	913	919	905
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	16.261	17.710	18.532	14.408	12.063	13.078	12.369	9.596	16.180	16.274
Value at End of Year	17.465	16.261	17.710	18.532	14.408	12.063	13.078	12.369	9.596	16.180
Venture III No. of Units	15,547	17,284	19,394	83,927	84,736	87,126	83,305	83,671	83,852	88,763
Global Trust (formerly Global Equity Trust) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	18.488	20.127	21.052	16.358	13.688	14.838	14.026	10.876	18.321	18.425
Value at End of Year	19.866	18.488	20.127	21.052	16.358	13.688	14.838	14.026	10.876	18.321
Venture III No. of Units	237,681	279,523	347,615	115,862	117,307	133,171	153,081	160,988	187,231	249,795
NY Venture III No. of Units	21,800	25,474	30,204	5,517	7,486	7,185	9,312	9,066	10,889	18,700
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	18.624	20.285	21.228	16.503	13.816	14.985	14.171	10.995	18.529	18.645
Value at End of Year	20.002	18.624	20.285	21.228	16.503	13.816	14.985	14.171	10.995	18.529
Venture III No. of Units	119,731	148,809	186,795	83,249	96,279	108,939	118,519	129,485	147,958	182,095
NY Venture III No. of Units	46,134	48,779	61,688	17,586	19,106	23,035	28,497	26,480	27,953	33,500
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	18.247	19.904	20.860	16.242	13.618	14.792	14.010	10.886	18.373	18.516
Value at End of Year	19.567	18.247	19.904	20.860	16.242	13.618	14.792	14.010	10.886	18.373
Venture III No. of Units	181,866	209,018	262,710	57,467	75,795	73,191	79,379	92,113	111,747	150,702
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	18.123	19.778	20.739	16.155	13.552	14.728	13.956	10.849	18.322	18.473
Value at End of Year	19.424	18.123	19.778	20.739	16.155	13.552	14.728	13.956	10.849	18.322
Venture III No. of Units	18,283	19,192	20,381	10,697	15,586	15,346	17,575	19,267	18,856	21,387
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	20.841	22.779	23.922	18.662	15.679	17.065	16.195	12.609	21.324	21.533
Value at End of Year	22.304	20.841	22.779	23.922	18.662	15.679	17.065	16.195	12.609	21.324
Venture III No. of Units	14,726	18,237	20,066	2,135	753	4,458	6,477	10,873	16,229	18,366
Health Sciences Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	61.076	55.098	42.490	28.592	22.031	20.256	17.799	13.728	19.911	17.203
Value at End of Year	53.725	61.076	55.098	42.490	28.592	22.031	20.256	17.799	13.728	19.911
Venture III No. of Units	33,971	42,009	44,629	49,008	62,350	69,021	73,028	94,987	108,300	139,073
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	59.745	53.924	41.606	28.012	21.594	19.865	17.463	13.476	19.555	16.904
Value at End of Year	52.528	59.745	53.924	41.606	28.012	21.594	19.865	17.463	13.476	19.555
Venture III No. of Units	27,531	36,424	40,282	36,786	36,916	60,757	74,013	83,995	98,415	181,030
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	58.467	52.850	40.838	27.536	21.259	19.586	17.244	13.327	19.368	16.768
Value at End of Year	51.327	58.467	52.850	40.838	27.536	21.259	19.586	17.244	13.327	19.368
Venture III No. of Units	1,851	2,711	2,633	2,535	2,637	2,648	2,660	2,032	2,051	3,138
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	58.047	52.496	40.585	27.379	21.149	19.494	17.172	13.277	19.306	16.722
Value at End of Year	50.933	58.047	52.496	40.585	27.379	21.149	19.494	17.172	13.277	19.306
Venture III No. of Units	19,412	24,500	25,739	25,758	24,393	29,372	28,662	35,999	39,210	65,245
Health Sciences Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	59.192	53.493	41.341	27.873	21.526	19.823	17.453	13.487	19.606	16.973
Value at End of Year	51.951	59.192	53.493	41.341	27.873	21.526	19.823	17.453	13.487	19.606
Venture III No. of Units	192,308	235,171	270,999	313,577	356,681	475,037	465,299	532,512	598,792	740,503
NY Venture III No. of Units	25,973	33,888	35,481	31,108	31,769	28,304	29,606	38,413	37,750	46,740
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	65.476	59.202	45.776	30.879	23.859	21.982	19.364	14.972	21.774	18.860
Value at End of Year	57.437	65.476	59.202	45.776	30.879	23.859	21.982	19.364	14.972	21.774
Venture III No. of Units	90,440	115,073	122,675	127,143	148,027	157,673	171,607	185,420	216,480	317,472
NY Venture III No. of Units	22,416	28,259	35,833	49,016	50,023	51,432	54,987	61,064	81,999	89,384

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	64.150	58.090	44.984	30.390	23.516	21.699	19.143	14.823	21.591	18.729
Value at End of Year	56.190	64.150	58.090	44.984	30.390	23.516	21.699	19.143	14.823	21.591
Venture III No. of Units	134,944	159,769	178,134	212,733	225,891	252,837	277,824	293,961	327,790	410,361
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	63.714	57.724	44.722	30.228	23.403	21.606	19.070	14.774	21.530	18.686
Value at End of Year	55.780	63.714	57.724	44.722	30.228	23.403	21.606	19.070	14.774	21.530
Venture III No. of Units	24,689	27,703	27,817	31,261	36,415	32,726	30,546	39,825	41,912	48,874
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	66.355	60.207	46.716	31.623	24.520	22.671	20.040	15.549	22.694	19.725
Value at End of Year	58.005	66.355	60.207	46.716	31.623	24.520	22.671	20.040	15.549	22.694
Venture III No. of Units	14,291	18,486	23,817	23,896	27,326	21,896	29,996	20,476	31,875	21,524
High Income Trust (merged into High Yield Trust eff 05-02-2011) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	11.448	6.391	11.517	12.500
Value at End of Year	—	—	—	—	—	—	12.531	11.448	6.391	11.517
Venture III No. of Units	—	—	—	—	—	—	270,659	294,016	99,022	3,829
NY Venture III No. of Units	—	—	—	—	—	—	1,376	2,735	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	11.433	6.385	11.947	12.500
Value at End of Year	—	—	—	—	—	—	12.508	11.433	6.385	11.947
Venture III No. of Units	—	—	—	—	—	—	58,372	66,585	19,968	—
NY Venture III No. of Units	—	—	—	—	—	—	3,789	22,269	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	11.387	6.369	11.501	12.500
Value at End of Year	—	—	—	—	—	—	12.439	11.387	6.369	11.501
Venture III No. of Units	—	—	—	—	—	—	137,335	168,091	7,955	838
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	11.372	6.364	11.498	12.500
Value at End of Year	—	—	—	—	—	—	12.417	11.372	6.364	11.498
Venture III No. of Units	—	—	—	—	—	—	13,063	31,093	1,720	1,728
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	11.327	11.919	—	12.500
Value at End of Year	—	—	—	—	—	—	12.348	11.327	—	11.919
Venture III No. of Units	—	—	—	—	—	—	24,486	12,009	—	—
High Yield Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	21.814	24.190	24.565	23.011	19.661	19.810	17.700	11.646	16.799	16.805
Value at End of Year	24.948	21.814	24.190	24.565	23.011	19.661	19.810	17.700	11.646	16.799
Venture III No. of Units	37,039	27,949	38,636	64,561	85,738	84,747	94,880	138,321	109,735	124,505
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	20.960	23.254	23.626	22.143	18.929	19.081	17.057	11.229	16.206	16.220
Value at End of Year	23.958	20.960	23.254	23.626	22.143	18.929	19.081	17.057	11.229	16.206
Venture III No. of Units	60,472	58,387	62,460	77,984	73,603	97,173	90,899	104,699	94,123	108,487
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	20.511	22.790	23.190	21.767	18.635	18.814	16.843	11.104	16.050	16.089
Value at End of Year	23.410	20.511	22.790	23.190	21.767	18.635	18.814	16.843	11.104	16.050
Venture III No. of Units	569	1,527	4,191	5,028	1,151	46,328	54,269	55,040	50,618	44,319
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	20.364	22.638	23.046	21.643	18.539	18.725	16.773	11.063	15.999	16.045
Value at End of Year	23.230	20.364	22.638	23.046	21.643	18.539	18.725	16.773	11.063	15.999
Venture III No. of Units	30,326	32,253	50,224	32,920	31,108	30,411	35,129	56,331	36,675	42,720
High Yield Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	21.301	23.679	24.132	22.642	19.365	12.531	17.511	11.533	16.679	16.730
Value at End of Year	24.338	21.301	23.679	24.132	22.642	19.365	12.531	17.511	11.533	16.679
Venture III No. of Units	567,046	733,260	826,902	1,057,905	911,335	966,771	1,281,819	1,553,535	1,221,562	1,061,694
NY Venture III No. of Units	37,628	36,251	39,871	52,109	34,234	35,234	43,338	67,234	63,659	81,199

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	21.780	24.224	24.700	23.186	19.841	12.508	17.959	11.834	17.123	17.184
Value at End of Year	24.873	21.780	24.224	24.700	23.186	19.841	12.508	17.959	11.834	17.123
Venture III No. of Units	100,090	114,134	140,715	179,237	190,782	241,868	240,942	255,368	246,498	365,731
NY Venture III No. of Units	25,293	24,119	27,153	31,395	24,211	31,912	27,343	33,647	39,456	54,861
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	21.339	23.769	24.272	22.819	19.556	12.439	17.755	11.717	16.979	17.065
Value at End of Year	24.333	21.339	23.769	24.272	22.819	19.556	12.439	17.755	11.717	16.979
Venture III No. of Units	333,966	398,682	477,666	645,038	440,451	490,315	619,162	721,689	481,502	475,768
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	21.194	23.619	24.131	22.698	19.462	12.417	17.687	11.678	16.931	17.026
Value at End of Year	24.156	21.194	23.619	24.131	22.698	19.462	12.417	17.687	11.678	16.931
Venture III No. of Units	17,895	23,919	32,021	36,521	44,926	46,927	48,507	46,751	35,617	42,985
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	20.047	22.375	22.894	21.566	18.520	12.348	16.881	11.163	16.208	16.324
Value at End of Year	22.814	20.047	22.375	22.894	21.566	18.520	12.348	16.881	11.163	16.208
Venture III No. of Units	27,696	31,708	41,627	42,840	44,336	45,369	48,036	74,841	58,408	56,233
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	22.100	22.223
Value at End of Year	—	—	—	—	—	—	—	—	15.188	22.100
Venture III No. of Units	—	—	—	—	—	—	—	—	123,923	175,383
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.685	14.774
Value at End of Year	—	—	—	—	—	—	—	—	10.087	14.685
Venture III No. of Units	—	—	—	—	—	—	—	—	154,202	209,366
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	14.544	14.655
Value at End of Year	—	—	—	—	—	—	—	—	9.975	14.544
Venture III No. of Units	—	—	—	—	—	—	—	—	614	3,237
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	14.498	14.615
Value at End of Year	—	—	—	—	—	—	—	—	9.938	14.498
Venture III No. of Units	—	—	—	—	—	—	—	—	44,884	54,979
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	15.008	15.122
Value at End of Year	—	—	—	—	—	—	—	—	10.299	15.008
Venture III No. of Units	—	—	—	—	—	—	—	—	842,168	1,161,731
NY Venture III No. of Units	—	—	—	—	—	—	—	—	60,263	73,901
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	15.505	15.630
Value at End of Year	—	—	—	—	—	—	—	—	10.635	15.505
Venture III No. of Units	—	—	—	—	—	—	—	—	437,869	621,429
NY Venture III No. of Units	—	—	—	—	—	—	—	—	101,570	143,920
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	15.374	15.522
Value at End of Year	—	—	—	—	—	—	—	—	10.529	15.374
Venture III No. of Units	—	—	—	—	—	—	—	—	495,341	621,431
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	15.331	15.486
Value at End of Year	—	—	—	—	—	—	—	—	10.494	15.331
Venture III No. of Units	—	—	—	—	—	—	—	—	51,780	77,487
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	16.385	16.576
Value at End of Year	—	—	—	—	—	—	—	—	11.199	16.385
Venture III No. of Units	—	—	—	—	—	—	—	—	44,349	48,178

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
International Core Trust (formerly International Stock Trust) (merged into International Value Trust eff 10-21-2016) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	15.916	17.114	18.648	15.167	13.403	15.069	13.981	11.980	19.845	18.109
Value at End of Year	—	15.916	17.114	18.648	15.167	13.403	15.069	13.981	11.980	19.845
Venture III No. of Units	—	12,729	15,366	16,989	18,393	20,380	25,329	27,209	33,232	42,193
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	15.953	17.162	18.709	15.225	13.461	15.142	14.055	12.050	19.971	18.233
Value at End of Year	—	15.953	17.162	18.709	15.225	13.461	15.142	14.055	12.050	19.971
Venture III No. of Units	—	19,021	21,244	22,313	24,831	36,480	42,980	45,727	63,356	75,565
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	15.611	16.820	18.364	14.966	13.252	14.929	13.878	11.917	19.779	18.085
Value at End of Year	—	15.611	16.820	18.364	14.966	13.252	14.929	13.878	11.917	19.779
Venture III No. of Units	—	1,705	48	733	173	16,750	16,766	16,742	16,972	17,451
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	15.499	16.707	18.250	14.881	13.184	14.859	13.820	11.872	19.716	18.036
Value at End of Year	—	15.499	16.707	18.250	14.881	13.184	14.859	13.820	11.872	19.716
Venture III No. of Units	—	15,469	14,418	16,791	18,663	15,664	17,298	24,288	35,383	35,969
International Core Trust (formerly International Stock Trust) (merged into International Value Trust eff 10-21-2016) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	17.441	18.788	20.520	16.718	14.803	16.684	15.507	13.301	22.088	20.208
Value at End of Year	—	17.441	18.788	20.520	16.718	14.803	16.684	15.507	13.301	22.088
Venture III No. of Units	—	211,925	244,827	271,212	306,180	369,233	413,189	438,218	452,078	561,368
NY Venture III No. of Units	—	12,434	11,038	12,511	14,403	22,736	24,173	20,290	19,159	24,593
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.827	18.136	19.817	16.154	14.311	16.137	15.006	12.878	21.396	19.584
Value at End of Year	—	16.827	18.136	19.817	16.154	14.311	16.137	15.006	12.878	21.396
Venture III No. of Units	—	81,771	86,874	93,202	101,501	123,957	185,120	197,512	205,207	259,931
NY Venture III No. of Units	—	8,604	8,748	8,977	10,391	11,656	11,533	19,816	19,650	25,286
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	16.486	17.795	19.474	15.898	14.105	15.929	14.835	12.750	21.216	19.449
Value at End of Year	—	16.486	17.795	19.474	15.898	14.105	15.929	14.835	12.750	21.216
Venture III No. of Units	—	136,626	118,424	135,654	140,605	159,432	184,173	206,713	219,556	270,034
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.374	17.683	19.361	15.814	14.037	15.861	14.778	12.708	21.156	19.404
Value at End of Year	—	16.374	17.683	19.361	15.814	14.037	15.861	14.778	12.708	21.156
Venture III No. of Units	—	4,227	4,439	5,477	6,474	9,604	9,444	10,680	16,468	34,349
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	21.209	22.938	25.153	20.575	18.292	20.699	19.315	16.634	27.734	25.475
Value at End of Year	—	21.209	22.938	25.153	20.575	18.292	20.699	19.315	16.634	27.734
Venture III No. of Units	—	3,091	187	2,257	12,767	2,438	3,740	4,038	3,188	4,874
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series I Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	16.018	18.987	17.410	12.840	23.540	20.736
Value at End of Year	—	—	—	—	—	16.018	18.987	17.410	12.840	23.540
Venture III No. of Units	—	—	—	—	—	18,238	27,372	18,352	28,702	31,322
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	15.956	18.924	17.361	12.810	23.497	20.709
Value at End of Year	—	—	—	—	—	15.956	18.924	17.361	12.810	23.497
Venture III No. of Units	—	—	—	—	—	39,742	52,224	40,111	43,214	49,610
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	15.774	18.736	17.214	12.720	23.369	20.626
Value at End of Year	—	—	—	—	—	15.774	18.736	17.214	12.720	23.369
Venture III No. of Units	—	—	—	—	—	728	653	622	641	580
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	15.714	18.674	17.166	12.691	23.326	20.599
Value at End of Year	—	—	—	—	—	15.714	18.674	17.166	12.691	23.326
Venture III No. of Units	—	—	—	—	—	23,371	22,476	19,871	21,290	24,239

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	15.770	18.734	17.202	12.720	23.364	20.627
Value at End of Year	—	—	—	—	—	15.770	18.734	17.202	12.720	23.364
Venture III No. of Units	—	—	—	—	—	226,249	279,449	117,910	140,317	187,505
NY Venture III No. of Units	—	—	—	—	—	32,482	35,361	16,412	16,663	20,912
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	15.710	18.672	17.153	12.690	23.321	20.599
Value at End of Year	—	—	—	—	—	15.710	18.672	17.153	12.690	23.321
Venture III No. of Units	—	—	—	—	—	162,711	191,891	106,620	123,135	147,438
NY Venture III No. of Units	—	—	—	—	—	73,180	80,237	38,510	40,425	47,963
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	15.530	18.486	17.008	12.602	23.193	20.517
Value at End of Year	—	—	—	—	—	15.530	18.486	17.008	12.602	23.193
Venture III No. of Units	—	—	—	—	—	150,226	199,749	93,822	106,406	175,723
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	15.471	18.424	16.960	12.573	23.151	20.490
Value at End of Year	—	—	—	—	—	15.471	18.424	16.960	12.573	23.151
Venture III No. of Units	—	—	—	—	—	16,161	15,954	6,135	7,862	15,379
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	15.294	18.241	16.816	12.485	23.024	20.409
Value at End of Year	—	—	—	—	—	15.294	18.241	16.816	12.485	23.024
Venture III No. of Units	—	—	—	—	—	14,729	12,418	8,149	8,260	10,051
International Equity Index Trust B - Series I Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	12.931	13.973	14.892	13.217	12.500	—	—	—	—	—
Value at End of Year	13.285	12.931	13.973	14.892	13.217	—	—	—	—	—
Venture III No. of Units	9,218	18,782	13,351	14,548	20,735	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	12.910	13.958	14.884	13.216	12.500	—	—	—	—	—
Value at End of Year	13.258	12.910	13.958	14.884	13.216	—	—	—	—	—
Venture III No. of Units	49,441	52,564	52,005	54,687	57,262	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	12.829	13.897	14.849	13.211	12.500	—	—	—	—	—
Value at End of Year	13.148	12.829	13.897	14.849	13.211	—	—	—	—	—
Venture III No. of Units	23,405	25,013	21,425	21,538	22,850	—	—	—	—	—
International Equity Index Trust B - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.849	13.914	14.858	13.213	12.500	—	—	—	—	—
Value at End of Year	13.175	12.849	13.914	14.858	13.213	—	—	—	—	—
Venture III No. of Units	143,192	165,981	194,000	224,232	253,759	—	—	—	—	—
NY Venture III No. of Units	27,358	35,788	38,730	40,117	41,030	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.829	13.899	14.849	13.212	12.500	—	—	—	—	—
Value at End of Year	13.147	12.829	13.899	14.849	13.212	—	—	—	—	—
Venture III No. of Units	92,125	101,950	113,173	127,094	149,776	—	—	—	—	—
NY Venture III No. of Units	35,571	37,834	46,909	56,605	86,672	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.768	13.854	14.824	13.208	12.500	—	—	—	—	—
Value at End of Year	13.065	12.768	13.854	14.824	13.208	—	—	—	—	—
Venture III No. of Units	84,841	98,214	94,025	131,894	177,715	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.748	13.839	14.815	13.207	12.500	—	—	—	—	—
Value at End of Year	13.038	12.748	13.839	14.815	13.207	—	—	—	—	—
Venture III No. of Units	17,770	16,590	19,670	19,511	106,718	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.688	13.794	14.789	13.204	12.500	—	—	—	—	—
Value at End of Year	12.957	12.688	13.794	14.789	13.204	—	—	—	—	—
Venture III No. of Units	18,799	12,279	12,517	12,927	69,028	—	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
International Growth Stock Trust - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	14.304	14.920	15.167	12.972	12.500	—	—	—	—	—
Value at End of Year	13.866	14.304	14.920	15.167	12.972	—	—	—	—	—
Venture III No. of Units	130,503	136,259	126,148	153,301	187,398	—	—	—	—	—
NY Venture III No. of Units	32,442	33,178	28,732	23,451	12,323	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	14.281	14.903	15.159	12.971	12.500	—	—	—	—	—
Value at End of Year	13.837	14.281	14.903	15.159	12.971	—	—	—	—	—
Venture III No. of Units	38,907	53,070	48,047	57,343	93,843	—	—	—	—	—
NY Venture III No. of Units	19,024	19,691	22,339	11,748	11,881	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	14.214	14.855	15.132	12.968	12.500	—	—	—	—	—
Value at End of Year	13.751	14.214	14.855	15.132	12.968	—	—	—	—	—
Venture III No. of Units	78,553	84,095	87,520	92,401	119,607	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	14.191	14.839	15.123	12.967	12.500	—	—	—	—	—
Value at End of Year	13.722	14.191	14.839	15.123	12.967	—	—	—	—	—
Venture III No. of Units	7,877	7,478	20,265	19,439	14,630	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	14.124	14.791	15.097	12.964	12.500	—	—	—	—	—
Value at End of Year	13.637	14.124	14.791	15.097	12.964	—	—	—	—	—
Venture III No. of Units	264	245	240	1,284	2,294	—	—	—	—	—
International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012) - Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.280	16.097	14.432	10.688	22.026	18.698
Value at End of Year	—	—	—	—	—	13.280	16.097	14.432	10.688	22.026
Venture III No. of Units	—	—	—	—	—	230,551	320,555	309,802	399,955	597,292
NY Venture III No. of Units	—	—	—	—	—	11,799	19,513	19,242	20,508	23,719
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	13.236	16.051	14.398	10.669	21.997	18.683
Value at End of Year	—	—	—	—	—	13.236	16.051	14.398	10.669	21.997
Venture III No. of Units	—	—	—	—	—	96,585	69,584	87,112	94,603	128,635
NY Venture III No. of Units	—	—	—	—	—	12,467	11,808	11,690	13,649	16,222
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	13.104	15.915	14.297	10.610	21.909	18.636
Value at End of Year	—	—	—	—	—	13.104	15.915	14.297	10.610	21.909
Venture III No. of Units	—	—	—	—	—	135,815	167,350	185,212	186,655	251,802
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	13.060	15.870	14.264	10.591	21.880	18.621
Value at End of Year	—	—	—	—	—	13.060	15.870	14.264	10.591	21.880
Venture III No. of Units	—	—	—	—	—	17,162	42,155	44,466	40,134	41,955
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	12.930	15.736	14.164	10.533	21.793	18.575
Value at End of Year	—	—	—	—	—	12.930	15.736	14.164	10.533	21.793
Venture III No. of Units	—	—	—	—	—	2,524	2,368	4,578	13,141	14,026
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	27.647	25.523
Value at End of Year	—	—	—	—	—	—	—	—	12.785	27.647
Venture III No. of Units	—	—	—	—	—	—	—	—	32,179	39,408
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	25.534	23.584
Value at End of Year	—	—	—	—	—	—	—	—	11.802	25.534
Venture III No. of Units	—	—	—	—	—	—	—	—	26,356	28,167
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	25.289	23.393
Value at End of Year	—	—	—	—	—	—	—	—	11.671	25.289
Venture III No. of Units	—	—	—	—	—	—	—	—	442	687

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	25.208	23.330
Value at End of Year	—	—	—	—	—	—	—	—	11.628	25.208
Venture III No. of Units	—	—	—	—	—	—	—	—	14,433	16,309
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	27.071	25.045
Value at End of Year	—	—	—	—	—	—	—	—	12.485	27.071
Venture III No. of Units	—	—	—	—	—	—	—	—	348,831	530,150
NY Venture III No. of Units	—	—	—	—	—	—	—	—	23,705	23,128
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	26.111	24.169
Value at End of Year	—	—	—	—	—	—	—	—	12.036	26.111
Venture III No. of Units	—	—	—	—	—	—	—	—	75,508	127,573
NY Venture III No. of Units	—	—	—	—	—	—	—	—	59,847	60,222
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	25.891	24.001
Value at End of Year	—	—	—	—	—	—	—	—	11.917	25.891
Venture III No. of Units	—	—	—	—	—	—	—	—	204,229	314,851
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	25.818	23.946
Value at End of Year	—	—	—	—	—	—	—	—	11.877	25.818
Venture III No. of Units	—	—	—	—	—	—	—	—	26,131	29,045
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	30.826	28.634
Value at End of Year	—	—	—	—	—	—	—	—	14.160	30.826
Venture III No. of Units	—	—	—	—	—	—	—	—	10,831	14,624
International Small Company Trust - Series I Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	17.050	16.269	17.765	14.295	12.194	14.798	12.261	12.500	—	—
Value at End of Year	17.593	17.050	16.269	17.765	14.295	12.194	14.798	12.261	—	—
Venture III No. of Units	16,140	17,672	17,766	19,902	24,890	29,033	30,995	39,339	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	16.998	16.227	17.728	14.272	12.181	14.790	12.260	12.500	—	—
Value at End of Year	17.531	16.998	16.227	17.728	14.272	12.181	14.790	12.260	—	—
Venture III No. of Units	11,692	18,660	15,183	13,694	13,533	17,909	25,253	25,234	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	16.842	16.103	17.618	14.206	12.142	14.765	12.257	12.500	—	—
Value at End of Year	17.344	16.842	16.103	17.618	14.206	12.142	14.765	12.257	—	—
Venture III No. of Units	1,039	1,103	1,109	686	690	4,286	4,264	4,278	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	16.791	16.062	17.582	14.183	12.129	14.756	12.257	12.500	—	—
Value at End of Year	17.282	16.791	16.062	17.582	14.183	12.129	14.756	12.257	—	—
Venture III No. of Units	5,246	5,274	5,314	5,464	5,756	15,616	10,922	38,419	—	—
International Small Company Trust - Series II Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	16.845	16.097	17.614	14.210	12.141	14.768	12.261	12.500	—	—
Value at End of Year	17.348	16.845	16.097	17.614	14.210	12.141	14.768	12.261	—	—
Venture III No. of Units	155,806	172,957	193,769	224,208	232,205	271,427	359,168	455,398	—	—
NY Venture III No. of Units	20,696	27,674	25,967	27,771	28,791	31,107	36,002	35,197	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.793	16.056	17.578	14.188	12.128	14.760	12.260	12.500	—	—
Value at End of Year	17.286	16.793	16.056	17.578	14.188	12.128	14.760	12.260	—	—
Venture III No. of Units	20,099	33,419	24,797	24,193	92,174	114,184	93,326	104,807	—	—
NY Venture III No. of Units	29,901	29,506	35,569	56,774	58,546	75,143	77,552	81,698	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	16.640	15.932	17.469	14.121	12.090	14.735	12.257	12.500	—	—
Value at End of Year	17.102	16.640	15.932	17.469	14.121	12.090	14.735	12.257	—	—
Venture III No. of Units	124,800	128,501	136,469	155,693	195,553	226,479	259,476	304,642	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.589	15.891	17.433	14.099	12.077	14.727	12.257	12.500	—	—
Value at End of Year	17.041	16.589	15.891	17.433	14.099	12.077	14.727	12.257	—	—
Venture III No. of Units	11,805	10,566	19,758	19,551	22,548	29,414	24,418	27,175	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	16.437	15.770	17.326	14.033	12.038	14.702	12.254	12.500	—	—
Value at End of Year	16.860	16.437	15.770	17.326	14.033	12.038	14.702	12.254	—	—
Venture III No. of Units	19,709	11,991	4,713	13,347	8,827	12,648	23,617	31,211	—	—
International Value Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	16.764	18.488	21.483	17.313	14.745	17.201	16.194	12.126	21.503	19.961
Value at End of Year	18.508	16.764	18.488	21.483	17.313	14.745	17.201	16.194	12.126	21.503
Venture III No. of Units	87,535	86,752	99,413	98,996	111,170	153,405	148,932	160,848	192,381	265,433
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	19.048	21.017	24.435	19.701	16.787	19.593	18.455	13.826	24.530	22.783
Value at End of Year	21.020	19.048	21.017	24.435	19.701	16.787	19.593	18.455	13.826	24.530
Venture III No. of Units	76,948	57,669	64,986	68,327	78,588	120,166	142,663	151,741	184,011	232,842
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	18.641	20.598	23.983	19.367	16.527	19.318	18.224	13.673	24.295	22.598
Value at End of Year	20.539	18.641	20.598	23.983	19.367	16.527	19.318	18.224	13.673	24.295
Venture III No. of Units	8,121	264	266	967	1,215	2,065	23,688	23,369	25,443	21,454
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	18.507	20.460	23.835	19.256	16.441	19.227	18.147	13.622	24.217	22.537
Value at End of Year	20.381	18.507	20.460	23.835	19.256	16.441	19.227	18.147	13.622	24.217
Venture III No. of Units	24,259	18,901	21,030	25,391	24,025	29,800	43,920	44,544	56,512	64,452
International Value Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	19.962	22.046	25.659	20.721	17.693	20.672	19.501	14.622	25.995	24.168
Value at End of Year	21.980	19.962	22.046	25.659	20.721	17.693	20.672	19.501	14.622	25.995
Venture III No. of Units	527,944	401,376	472,158	537,853	632,171	799,987	952,801	1,037,974	1,203,720	1,636,467
NY Venture III No. of Units	49,563	52,827	55,229	60,772	65,275	74,945	82,185	77,235	87,033	113,646
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	18.782	20.754	24.167	19.525	16.680	19.499	18.404	13.806	24.557	22.843
Value at End of Year	20.670	18.782	20.754	24.167	19.525	16.680	19.499	18.404	13.806	24.557
Venture III No. of Units	214,650	199,349	240,472	279,742	328,795	386,218	486,616	538,954	619,508	859,755
NY Venture III No. of Units	47,976	46,439	59,906	75,900	90,125	97,257	103,590	121,726	138,836	167,119
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	18.401	20.364	23.748	19.216	16.441	19.248	18.194	13.669	24.350	22.685
Value at End of Year	20.221	18.401	20.364	23.748	19.216	16.441	19.248	18.194	13.669	24.350
Venture III No. of Units	372,697	278,248	302,350	354,752	434,029	506,207	577,126	634,000	741,351	951,421
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	18.276	20.235	23.610	19.114	16.362	19.165	18.125	13.624	24.282	22.632
Value at End of Year	20.074	18.276	20.235	23.610	19.114	16.362	19.165	18.125	13.624	24.282
Venture III No. of Units	32,830	33,335	34,483	38,743	44,584	49,313	54,659	58,036	67,849	170,936
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	22.412	24.851	29.040	23.545	20.185	23.679	22.427	16.883	30.136	28.131
Value at End of Year	24.579	22.412	24.851	29.040	23.545	20.185	23.679	22.427	16.883	30.136
Venture III No. of Units	26,283	19,612	19,635	22,869	27,095	25,998	24,783	30,129	42,042	97,883
Investment Quality Bond Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	22.839	23.410	22.564	23.388	22.103	20.791	19.671	17.784	18.389	17.604
Value at End of Year	23.429	22.839	23.410	22.564	23.388	22.103	20.791	19.671	17.784	18.389
Venture III No. of Units	13,837	14,907	18,251	15,102	21,904	29,099	41,622	32,683	41,664	57,965
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	19.499	19.997	19.284	19.999	18.909	17.796	16.845	15.237	15.763	15.098
Value at End of Year	19.994	19.499	19.997	19.284	19.999	18.909	17.796	16.845	15.237	15.763
Venture III No. of Units	26,029	25,287	30,317	42,089	43,187	53,066	59,262	58,637	75,191	79,167

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	19.082	19.598	18.928	19.659	18.616	17.546	16.634	15.069	15.612	14.975
Value at End of Year	19.536	19.082	19.598	18.928	19.659	18.616	17.546	16.634	15.069	15.612
Venture III No. of Units	5,177	333	355	3,809	4,016	4,900	4,966	4,989	5,902	7,421
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	18.945	19.467	18.811	19.547	18.519	17.464	16.564	15.013	15.562	14.935
Value at End of Year	19.386	18.945	19.467	18.811	19.547	18.519	17.464	16.564	15.013	15.562
Venture III No. of Units	10,978	13,944	14,740	16,710	20,256	27,010	31,720	38,454	49,736	94,249
Investment Quality Bond Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	18.935	19.447	18.782	19.491	18.471	17.410	16.496	14.947	15.478	14.857
Value at End of Year	19.385	18.935	19.447	18.782	19.491	18.471	17.410	16.496	14.947	15.478
Venture III No. of Units	710,733	788,967	921,943	1,045,428	1,139,930	1,234,762	1,523,401	1,788,106	1,888,832	2,683,110
NY Venture III No. of Units	227,873	241,456	259,020	293,590	306,971	322,836	477,783	508,980	488,690	732,403
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	18.697	19.213	18.566	19.276	18.277	17.235	16.338	14.811	15.345	14.737
Value at End of Year	19.133	18.697	19.213	18.566	19.276	18.277	17.235	16.338	14.811	15.345
Venture III No. of Units	104,938	114,584	127,775	127,189	157,977	166,200	224,594	244,788	265,781	322,493
NY Venture III No. of Units	38,483	45,121	49,394	41,030	42,421	46,160	70,579	71,797	66,044	98,014
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	18.319	18.852	18.244	18.971	18.014	17.013	16.152	14.665	15.216	14.635
Value at End of Year	18.717	18.319	18.852	18.244	18.971	18.014	17.013	16.152	14.665	15.216
Venture III No. of Units	579,140	618,072	656,375	703,287	771,141	798,012	971,921	1,087,041	1,006,690	1,455,125
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	18.194	18.734	18.138	18.870	17.928	16.940	16.091	14.616	15.173	14.602
Value at End of Year	18.581	18.194	18.734	18.138	18.870	17.928	16.940	16.091	14.616	15.173
Venture III No. of Units	16,509	14,289	15,221	15,195	22,136	29,152	22,573	21,807	22,659	47,538
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	16.225	16.731	16.224	16.904	16.084	15.220	14.479	13.172	13.695	13.198
Value at End of Year	16.545	16.225	16.731	16.224	16.904	16.084	15.220	14.479	13.172	13.695
Venture III No. of Units	27,676	30,000	31,332	44,279	66,152	78,288	47,167	42,354	45,345	37,746
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012) - Series I Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	12.723	13.207	—	—	—	—
Value at End of Year	—	—	—	—	—	12.723	—	—	—	—
Venture III No. of Units	—	—	—	—	—	22,072	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	12.681	13.169	—	—	—	—
Value at End of Year	—	—	—	—	—	12.681	—	—	—	—
Venture III No. of Units	—	—	—	—	—	40,221	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	12.513	13.021	—	—	—	—
Value at End of Year	—	—	—	—	—	12.513	—	—	—	—
Venture III No. of Units	—	—	—	—	—	7,470	—	—	—	—
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	12.600	13.107	11.736	9.139	15.403	15.464
Value at End of Year	—	—	—	—	—	12.600	13.107	11.736	9.139	15.403
Venture III No. of Units	—	—	—	—	—	100,332	129,179	145,695	159,381	210,981
NY Venture III No. of Units	—	—	—	—	—	3,031	4,570	4,792	5,036	3,523
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	12.559	13.070	11.709	9.122	15.383	15.451
Value at End of Year	—	—	—	—	—	12.559	13.070	11.709	9.122	15.383
Venture III No. of Units	—	—	—	—	—	79,656	127,825	142,239	177,696	249,447
NY Venture III No. of Units	—	—	—	—	—	8,661	9,730	9,730	11,893	10,966
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	12.434	12.960	11.627	9.072	15.321	15.413
Value at End of Year	—	—	—	—	—	12.434	12.960	11.627	9.072	15.321
Venture III No. of Units	—	—	—	—	—	60,380	63,617	69,499	91,289	139,843

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	12.392	12.923	11.600	9.056	15.301	15.386
Value at End of Year	—	—	—	—	—	12.392	12.923	11.600	9.056	15.301
Venture III No. of Units	—	—	—	—	—	8,492	17,898	20,759	26,337	39,921
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	12.269	12.813	11.519	9.006	15.240	15.348
Value at End of Year	—	—	—	—	—	12.269	12.813	11.519	9.006	15.240
Venture III No. of Units	—	—	—	—	—	7,261	4,149	6,875	7,626	14,332
Large Cap Value Trust (merged into Equity Income Trust eff 05-02-2011) - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	17.029	15.688	24.929	24.329
Value at End of Year	—	—	—	—	—	—	18.376	17.029	15.688	24.929
Venture III No. of Units	—	—	—	—	—	—	218,676	225,165	275,954	369,691
NY Venture III No. of Units	—	—	—	—	—	—	34,613	27,702	33,342	40,069
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	16.973	15.643	24.871	24.284
Value at End of Year	—	—	—	—	—	—	18.306	16.973	15.643	24.871
Venture III No. of Units	—	—	—	—	—	—	107,360	98,356	113,075	167,980
NY Venture III No. of Units	—	—	—	—	—	—	21,070	23,280	26,897	27,911
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	16.804	15.511	24.698	24.152
Value at End of Year	—	—	—	—	—	—	18.097	16.804	15.511	24.698
Venture III No. of Units	—	—	—	—	—	—	160,235	165,037	178,993	302,182
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	16.748	15.467	24.641	24.108
Value at End of Year	—	—	—	—	—	—	18.028	16.748	15.467	24.641
Venture III No. of Units	—	—	—	—	—	—	41,585	38,627	45,117	44,661
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	16.581	15.336	24.469	23.976
Value at End of Year	—	—	—	—	—	—	17.821	16.581	15.336	24.469
Venture III No. of Units	—	—	—	—	—	—	16,608	17,226	22,231	25,413
Lifestyle Aggressive MVP (formerly Lifestyle Aggressive Trust) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	20.745	22.400	22.459	18.018	15.710	17.082	14.913	11.178	19.592	18.351
Value at End of Year	20.804	20.745	22.400	22.459	18.018	15.710	17.082	14.913	11.178	19.592
Venture III No. of Units	48,687	49,922	52,180	57,234	59,606	67,157	67,654	86,790	98,556	198,439
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	19.427	20.987	21.053	16.899	14.741	16.037	14.008	10.505	18.421	17.263
Value at End of Year	19.473	19.427	20.987	21.053	16.899	14.741	16.037	14.008	10.505	18.421
Venture III No. of Units	92,742	97,199	96,183	119,983	106,027	160,680	162,598	124,686	134,842	211,714
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	19.011	20.569	20.664	16.612	14.513	15.812	13.832	10.389	18.245	17.123
Value at End of Year	—	19.011	20.569	20.664	16.612	14.513	15.812	13.832	10.389	18.245
Venture III No. of Units	—	13,443	13,443	13,443	13,443	14,273	14,278	14,283	13,443	13,443
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	18.874	20.431	20.536	16.517	14.437	15.737	13.774	10.350	18.186	17.077
Value at End of Year	18.881	18.874	20.431	20.536	16.517	14.437	15.737	13.774	10.350	18.186
Venture III No. of Units	7,674	8,337	12,262	17,305	17,851	28,451	19,866	20,413	41,975	52,104
Lifestyle Aggressive MVP (formerly Lifestyle Aggressive Trust) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	20.711	22.412	22.494	18.087	15.794	17.213	15.069	11.309	19.876	18.641
Value at End of Year	20.710	20.711	22.412	22.494	18.087	15.794	17.213	15.069	11.309	19.876
Venture III No. of Units	603,860	685,758	837,329	979,139	1,234,425	1,805,173	2,112,619	2,416,264	2,403,421	3,167,682
NY Venture III No. of Units	20,279	25,192	48,358	171,747	166,298	192,344	194,279	215,845	212,157	218,345
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.601	22.305	22.398	18.018	15.742	17.165	15.034	11.289	19.850	18.626
Value at End of Year	20.590	20.601	22.305	22.398	18.018	15.742	17.165	15.034	11.289	19.850
Venture III No. of Units	327,008	372,107	455,909	563,472	620,303	699,765	752,947	759,806	867,448	976,542
NY Venture III No. of Units	39,401	48,569	61,514	167,678	186,879	199,882	239,618	289,983	331,756	467,027

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	20.184	21.886	22.010	17.733	15.516	16.944	14.863	11.177	19.683	18.497
Value at End of Year	20.143	20.184	21.886	22.010	17.733	15.516	16.944	14.863	11.177	19.683
Venture III No. of Units	501,426	668,354	750,519	916,351	1,077,120	1,404,546	1,650,673	1,705,500	1,871,639	2,295,079
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	20.047	21.748	21.882	17.639	15.441	16.870	14.806	11.140	19.628	18.455
Value at End of Year	19.996	20.047	21.748	21.882	17.639	15.441	16.870	14.806	11.140	19.628
Venture III No. of Units	59,209	70,010	76,828	76,387	104,245	124,619	114,745	118,740	123,992	133,141
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	23.716	25.768	25.965	20.962	18.378	20.109	17.675	13.318	23.501	22.130
Value at End of Year	23.621	23.716	25.768	25.965	20.962	18.378	20.109	17.675	13.318	23.501
Venture III No. of Units	67,883	64,087	68,527	187,471	192,151	200,256	224,774	233,524	242,358	266,055
Lifestyle Aggressive PS Series - Series I Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	12.842	13.262	12.790	—	—	—	—	—	—	—
Value at End of Year	13.838	12.842	13.262	12.790	—	—	—	—	—	—
Venture III No. of Units	270	289	310	—	—	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.828	13.255	12.789	—	—	—	—	—	—	—
Value at End of Year	13.817	12.828	13.255	12.789	—	—	—	—	—	—
Venture III No. of Units	172	174	175	—	—	—	—	—	—	—
Lifestyle Aggressive PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	12.784	13.229	12.783	—	—	—	—	—	—	—
Value at End of Year	13.750	12.784	13.229	12.783	—	—	—	—	—	—
Venture III No. of Units	62,753	59,581	57,404	—	—	—	—	—	—	—
NY Venture III No. of Units	130,774	128,687	124,857	—	—	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.771	13.222	12.783	—	—	—	—	—	—	—
Value at End of Year	13.729	12.771	13.222	12.783	—	—	—	—	—	—
Venture III No. of Units	4,521	4,561	4,594	—	—	—	—	—	—	—
NY Venture III No. of Units	126,754	139,719	161,251	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.731	13.201	12.781	12.500	—	—	—	—	—	—
Value at End of Year	13.666	12.731	13.201	12.781	—	—	—	—	—	—
Venture III No. of Units	97,601	98,221	72,906	639	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.718	13.194	12.781	—	—	—	—	—	—	—
Value at End of Year	13.645	12.718	13.194	12.781	—	—	—	—	—	—
Venture III No. of Units	12,851	13,009	1,596	—	—	—	—	—	—	—
Lifestyle Balanced MVP (formerly Lifestyle Balanced Trust) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	25.545	26.567	25.899	23.345	21.218	21.436	19.502	15.163	22.439	21.428
Value at End of Year	26.331	25.545	26.567	25.899	23.345	21.218	21.436	19.502	15.163	22.439
Venture III No. of Units	320,912	412,190	468,077	556,756	606,228	751,201	807,722	920,846	1,072,649	1,426,261
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	20.312	21.136	20.614	18.591	16.905	17.088	15.554	12.100	17.915	17.116
Value at End of Year	20.927	20.312	21.136	20.614	18.591	16.905	17.088	15.554	12.100	17.915
Venture III No. of Units	393,532	436,328	520,197	705,772	793,841	909,313	1,086,637	1,196,834	1,237,228	1,676,411
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	19.877	20.715	20.234	18.275	16.643	16.848	15.359	11.966	17.743	16.978
Value at End of Year	20.448	19.877	20.715	20.234	18.275	16.643	16.848	15.359	11.966	17.743
Venture III No. of Units	54,195	49,381	50,690	38,892	40,938	50,864	67,407	74,290	91,202	192,489
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	19.735	20.576	20.108	18.171	16.557	16.769	15.294	11.921	17.686	16.932
Value at End of Year	20.291	19.735	20.576	20.108	18.171	16.557	16.769	15.294	11.921	17.686
Venture III No. of Units	150,803	186,868	224,415	346,479	481,531	530,875	613,404	647,918	760,071	846,164

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Lifestyle Balanced MVP (formerly Lifestyle Balanced Trust) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	20.703	21.562	21.072	19.035	17.326	17.540	13.058	12.462	18.483	17.684
Value at End of Year	21.304	20.703	21.562	21.072	19.035	17.326	17.540	13.058	12.462	18.483
Venture III No. of Units	79,043,074	84,855,402	102,798,205	125,079,870	140,660,179	157,353,922	180,403,917	191,121,702	182,842,399	175,395,483
NY Venture III No. of Units	2,079,071	2,215,118	2,397,969	7,208,491	7,986,696	8,783,525	9,940,692	10,678,822	10,461,235	9,408,903
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.850	21.726	21.243	19.199	17.484	17.709	16.156	12.595	18.688	17.890
Value at End of Year	21.444	20.850	21.726	21.243	19.199	17.484	17.709	16.156	12.595	18.688
Venture III No. of Units	1,521,806	1,730,578	2,089,245	2,784,546	3,431,000	3,806,022	4,403,539	4,783,240	5,142,554	6,464,214
NY Venture III No. of Units	523,042	570,245	638,062	1,852,424	2,149,670	2,439,237	2,694,883	2,995,646	3,178,827	4,238,871
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	20.428	21.318	20.875	18.895	17.233	17.481	15.972	12.470	18.531	17.766
Value at End of Year	20.978	20.428	21.318	20.875	18.895	17.233	17.481	15.972	12.470	18.531
Venture III No. of Units	43,806,362	48,918,529	55,504,869	69,665,624	78,637,060	87,807,529	99,716,352	107,058,965	101,397,260	96,407,643
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	20.289	21.184	20.754	18.795	17.150	17.405	15.911	12.428	18.479	17.725
Value at End of Year	20.825	20.289	21.184	20.754	18.795	17.150	17.405	15.911	12.428	18.479
Venture III No. of Units	245,598	282,815	317,198	365,702	459,834	559,052	586,546	793,612	884,172	1,216,107
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	21.009	21.969	21.555	19.550	17.866	18.159	16.625	13.006	19.366	18.604
Value at End of Year	21.532	21.009	21.969	21.555	19.550	17.866	18.159	16.625	13.006	19.366
Venture III No. of Units	943,168	1,070,366	1,200,684	1,402,442	1,591,508	1,725,333	2,012,058	2,318,287	2,517,179	3,356,916
Lifestyle Balanced PS Series - Series I Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	12.959	13.169	12.635	—	—	—	—	—	—	—
Value at End of Year	13.526	12.959	13.169	12.635	—	—	—	—	—	—
Venture III No. of Units	38,474	16,988	10,980	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	12.946	13.162	12.633	—	—	—	—	—	—	—
Value at End of Year	13.505	12.946	13.162	12.633	—	—	—	—	—	—
Venture III No. of Units	54,237	63,939	31,479	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	12.893	13.134	12.633	—	—	—	—	—	—	—
Value at End of Year	13.422	12.893	13.134	12.633	—	—	—	—	—	—
Venture III No. of Units	946	4,920	1,255	—	—	—	—	—	—	—
Lifestyle Balanced PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	14.971	15.254	14.666	12.500	—	—	—	—	—	—
Value at End of Year	15.593	14.971	15.254	14.666	—	—	—	—	—	—
Venture III No. of Units	8,842,315	8,387,668	6,932,259	311,853	—	—	—	—	—	—
NY Venture III No. of Units	4,641,086	5,125,705	5,622,717	94,355	—	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	14.937	15.227	14.647	—	—	—	—	—	—	—
Value at End of Year	15.550	14.937	15.227	14.647	—	—	—	—	—	—
Venture III No. of Units	138,569	145,139	111,148	—	—	—	—	—	—	—
NY Venture III No. of Units	1,038,679	1,180,604	1,379,380	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.847	13.116	12.635	12.500	—	—	—	—	—	—
Value at End of Year	13.354	12.847	13.116	12.635	—	—	—	—	—	—
Venture III No. of Units	7,571,296	7,491,203	7,377,323	91,365	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.833	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.333	12.833	—	—	—	—	—	—	—	—
Venture III No. of Units	2,240	2,306	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.794	13.088	12.634	12.500	—	—	—	—	—	—
Value at End of Year	13.272	12.794	13.088	12.634	—	—	—	—	—	—
Venture III No. of Units	169,461	91,748	21,522	4,841	—	—	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Lifestyle Conservative MVP (formerly Lifestyle Conservative Trust) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	26.230	26.654	25.803	25.254	23.661	23.078	21.501	17.959	21.625	20.865
Value at End of Year	26.983	26.230	26.654	25.803	25.254	23.661	23.078	21.501	17.959	21.625
Venture III No. of Units	60,039	53,598	61,146	65,888	93,030	134,184	163,849	165,112	149,016	182,846
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	19.775	20.105	19.472	19.067	17.874	17.442	16.258	13.587	16.368	15.801
Value at End of Year	20.332	19.775	20.105	19.472	19.067	17.874	17.442	16.258	13.587	16.368
Venture III No. of Units	95,967	107,457	122,466	152,685	340,591	309,689	361,445	330,981	414,884	263,358
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	19.352	19.704	19.113	18.743	17.597	17.197	16.054	13.436	16.212	15.673
Value at End of Year	19.867	19.352	19.704	19.113	18.743	17.597	17.197	16.054	13.436	16.212
Venture III No. of Units	14,078	14,175	13,482	19,714	24,544	19,714	7,115	883	3,600	3,600
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	19.212	19.572	18.995	18.637	17.505	17.116	15.986	13.386	16.160	15.631
Value at End of Year	19.715	19.212	19.572	18.995	18.637	17.505	17.116	15.986	13.386	16.160
Venture III No. of Units	36,390	40,768	42,533	40,453	124,209	127,127	163,561	204,958	140,931	89,295
Lifestyle Conservative MVP (formerly Lifestyle Conservative Trust) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	19.495	19.850	19.249	18.872	17.723	17.317	16.171	13.538	16.322	15.779
Value at End of Year	20.003	19.495	19.850	19.249	18.872	17.723	17.317	16.171	13.538	16.322
Venture III No. of Units	16,941,535	18,871,518	21,889,601	28,262,753	39,058,585	41,521,592	44,357,070	45,272,909	31,334,426	15,451,718
NY Venture III No. of Units	435,110	488,592	665,761	1,877,494	2,257,966	2,451,236	3,157,898	2,991,307	2,092,909	977,809
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	19.283	19.644	19.058	18.695	17.565	17.172	16.043	13.437	16.209	15.677
Value at End of Year	19.776	19.283	19.644	19.058	18.695	17.565	17.172	16.043	13.437	16.209
Venture III No. of Units	426,905	454,198	461,860	641,131	1,001,863	1,045,117	1,085,022	1,167,421	1,433,627	734,284
NY Venture III No. of Units	391,507	429,493	441,818	857,401	923,787	899,218	899,765	812,727	954,054	554,030
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	18.892	19.275	18.728	18.399	17.313	16.950	15.860	13.304	16.073	15.569
Value at End of Year	19.346	18.892	19.275	18.728	18.399	17.313	16.950	15.860	13.304	16.073
Venture III No. of Units	8,593,810	9,421,321	11,027,647	14,346,897	19,542,139	19,804,139	22,550,827	22,175,482	15,888,960	6,487,890
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	18.764	19.153	18.620	18.301	17.230	16.877	15.800	13.260	16.027	15.533
Value at End of Year	19.205	18.764	19.153	18.620	18.301	17.230	16.877	15.800	13.260	16.027
Venture III No. of Units	68,396	69,261	72,846	177,146	248,306	226,378	227,326	234,165	290,548	162,235
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	17.920	18.320	17.836	17.557	16.555	16.240	15.226	12.798	15.492	15.036
Value at End of Year	18.314	17.920	18.320	17.836	17.557	16.555	16.240	15.226	12.798	15.492
Venture III No. of Units	196,909	219,448	276,617	372,621	521,312	418,584	431,175	488,751	547,513	387,319
Lifestyle Conservative PS Series - Series I Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.161	—	—	—	—	—	—	—	—	—
Venture III No. of Units	1,589	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	13.001	13.001	12.528	—	—	—	—	—	—	—
Value at End of Year	13.140	—	13.001	12.528	—	—	—	—	—	—
Venture III No. of Units	3,291	—	45,531	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.060	—	—	—	—	—	—	—	—	—
Venture III No. of Units	2,538	—	—	—	—	—	—	—	—	—
Lifestyle Conservative PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	13.792	14.026	13.527	12.500	—	—	—	—	—	—
Value at End of Year	14.132	13.792	14.026	13.527	—	—	—	—	—	—
Venture III No. of Units	1,622,301	1,455,313	1,124,273	13,369	—	—	—	—	—	—
NY Venture III No. of Units	998,350	1,107,354	1,324,745	3,926	—	—	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	13.760	14.001	13.510	—	—	—	—	—	—	—
Value at End of Year	14.093	13.760	14.001	13.510	—	—	—	—	—	—
Venture III No. of Units	14,390	85,924	94,180	—	—	—	—	—	—	—
NY Venture III No. of Units	246,767	305,367	331,695	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.707	12.948	12.512	12.500	—	—	—	—	—	—
Value at End of Year	12.994	12.707	12.948	12.512	—	—	—	—	—	—
Venture III No. of Units	1,176,518	1,069,210	1,059,868	85,500	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	12.941	12.512	—	—	—	—	—	—	—
Value at End of Year	—	12.693	12.941	12.512	—	—	—	—	—	—
Venture III No. of Units	—	317	319	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.654	12.920	12.511	—	—	—	—	—	—	—
Value at End of Year	12.915	12.654	12.920	12.511	—	—	—	—	—	—
Venture III No. of Units	1,186	1,174	46,050	—	—	—	—	—	—	—
Lifestyle Growth MVP (formerly Lifestyle Growth Trust) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	23.443	24.965	24.843	21.163	18.896	19.522	17.561	13.394	21.480	20.311
Value at End of Year	23.829	23.443	24.965	24.843	21.163	18.896	19.522	17.561	13.394	21.480
Venture III No. of Units	168,000	212,431	228,062	265,443	300,921	394,738	496,250	599,420	734,624	968,318
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	19.625	20.909	20.818	17.743	15.850	16.384	14.745	11.252	18.054	17.080
Value at End of Year	19.938	19.625	20.909	20.818	17.743	15.850	16.384	14.745	11.252	18.054
Venture III No. of Units	315,132	357,355	453,600	519,856	563,405	760,572	1,023,585	1,093,125	1,193,029	1,538,251
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	19.205	20.492	20.433	17.441	15.604	16.154	14.560	11.127	17.881	16.942
Value at End of Year	19.482	19.205	20.492	20.433	17.441	15.604	16.154	14.560	11.127	17.881
Venture III No. of Units	15,272	15,279	23,163	20,759	22,853	9,303	14,334	22,276	30,488	53,710
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	19.067	20.355	20.307	17.342	15.523	16.078	14.499	11.086	17.823	16.896
Value at End of Year	19.332	19.067	20.355	20.307	17.342	15.523	16.078	14.499	11.086	17.823
Venture III No. of Units	199,894	211,599	254,782	307,330	275,582	288,246	333,996	432,667	502,053	614,788
Lifestyle Growth MVP (formerly Lifestyle Growth Trust) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	20.381	21.768	21.688	18.515	16.573	17.158	15.459	11.821	18.977	17.989
Value at End of Year	20.678	20.381	21.768	21.688	18.515	16.573	17.158	15.459	11.821	18.977
Venture III No. of Units 101,322,274		113,439,483	129,807,708	160,784,779	173,906,904	189,327,730	209,770,810	224,281,040	225,398,523	217,127,345
NY Venture III No. of Units	2,538,153	2,781,911	3,235,903	8,206,841	8,882,324	9,808,581	10,820,426	11,683,092	11,610,531	11,824,648
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.496	21.902	21.833	18.647	16.700	17.298	15.593	11.930	19.161	18.172
Value at End of Year	20.784	20.496	21.902	21.833	18.647	16.700	17.298	15.593	11.930	19.161
Venture III No. of Units	1,536,547	1,844,848	2,065,451	2,403,910	2,933,664	3,340,768	3,987,185	4,302,533	4,911,015	5,829,855
NY Venture III No. of Units	418,085	455,429	583,864	2,063,852	2,323,557	2,562,083	2,813,699	3,035,411	3,258,953	4,235,285
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	20.081	21.490	21.455	18.352	16.460	17.075	15.415	11.811	19.000	18.046
Value at End of Year	20.333	20.081	21.490	21.455	18.352	16.460	17.075	15.415	11.811	19.000
Venture III No. of Units	66,717,658	74,791,507	85,050,412	106,420,289	115,662,422	126,441,058	139,657,380	148,662,493	149,282,959	141,935,228
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	19.944	21.355	21.330	18.254	16.381	17.001	15.356	11.772	18.946	18.005
Value at End of Year	20.184	19.944	21.355	21.330	18.254	16.381	17.001	15.356	11.772	18.946
Venture III No. of Units	292,125	305,861	338,751	379,760	452,166	525,366	652,895	720,792	841,577	1,130,645
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	21.971	23.561	23.568	20.200	18.155	18.870	17.070	13.106	21.124	20.104
Value at End of Year	22.203	21.971	23.561	23.568	20.200	18.155	18.870	17.070	13.106	21.124
Venture III No. of Units	1,065,278	1,219,640	1,464,657	1,658,483	1,849,901	2,132,023	2,327,931	2,673,863	2,741,938	3,265,652

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Lifestyle Growth PS Series - Series I Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	13.043	13.276	12.713	—	—	—	—	—	—	—
Value at End of Year	13.758	13.043	13.276	12.713	—	—	—	—	—	—
Venture III No. of Units	33,991	8,997	9,193	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	13.030	13.269	12.711	—	—	—	—	—	—	—
Value at End of Year	13.737	13.030	13.269	12.711	—	—	—	—	—	—
Venture III No. of Units	25,096	11,191	7,129	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	12.990	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.674	12.990	—	—	—	—	—	—	—	—
Venture III No. of Units	1,442	1,966	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	12.976	13.241	12.711	—	—	—	—	—	—	—
Value at End of Year	13.653	12.976	13.241	12.711	—	—	—	—	—	—
Venture III No. of Units	1,330	21,438	239	—	—	—	—	—	—	—
Lifestyle Growth PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	15.782	16.085	15.443	12.500	—	—	—	—	—	—
Value at End of Year	16.613	15.782	16.085	15.443	—	—	—	—	—	—
Venture III No. of Units	38,005,449	21,828,229	18,804,475	1,503,538	—	—	—	—	—	—
NY Venture III No. of Units	6,144,227	5,496,858	5,937,785	—	—	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	15.746	16.056	15.424	—	—	—	—	—	—	—
Value at End of Year	16.567	15.746	16.056	15.424	—	—	—	—	—	—
Venture III No. of Units	115,013	93,456	93,935	—	—	—	—	—	—	—
NY Venture III No. of Units	1,176,863	1,392,237	1,524,090	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.940	13.214	12.713	12.500	—	—	—	—	—	—
Value at End of Year	13.594	12.940	13.214	12.713	—	—	—	—	—	—
Venture III No. of Units	29,247,796	18,660,858	18,608,249	1,061,734	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.926	13.207	12.713	—	—	—	—	—	—	—
Value at End of Year	13.573	12.926	13.207	12.713	—	—	—	—	—	—
Venture III No. of Units	93,954	90,763	1,601	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.886	13.186	12.711	—	—	—	—	—	—	—
Value at End of Year	13.511	12.886	13.186	12.711	—	—	—	—	—	—
Venture III No. of Units	60,765	44,685	66,600	—	—	—	—	—	—	—
Lifestyle Moderate MVP (formerly Lifestyle Moderate Trust) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	26.681	27.374	26.520	24.461	22.473	22.326	20.531	16.402	22.009	21.252
Value at End of Year	27.634	26.681	27.374	26.520	24.461	22.473	22.326	20.531	16.402	22.009
Venture III No. of Units	123,021	152,714	182,025	200,904	206,947	267,488	292,223	305,571	336,784	366,149
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	20.425	20.966	20.322	18.753	17.238	17.134	15.764	12.600	16.915	16.342
Value at End of Year	21.144	20.425	20.966	20.322	18.753	17.238	17.134	15.764	12.600	16.915
Venture III No. of Units	115,085	130,695	142,759	221,958	243,138	447,118	377,148	467,418	403,225	441,138
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	19.987	20.548	19.946	18.435	16.971	16.894	15.566	12.460	16.753	16.210
Value at End of Year	20.660	19.987	20.548	19.946	18.435	16.971	16.894	15.566	12.460	16.753
Venture III No. of Units	1,852	2,080	2,338	12,994	13,074	16,824	19,056	17,548	17,650	24,345
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	19.844	20.410	19.823	18.330	16.882	16.814	15.501	12.414	16.700	16.166
Value at End of Year	20.501	19.844	20.410	19.823	18.330	16.882	16.814	15.501	12.414	16.700
Venture III No. of Units	70,810	74,044	77,212	80,786	82,751	117,730	130,138	179,990	251,590	192,207

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Lifestyle Moderate MVP (formerly Lifestyle Moderate Trust) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	20.498	21.076	20.468	18.922	17.410	17.329	15.959	12.789	17.190	16.631
Value at End of Year	21.195	20.498	21.076	20.468	18.922	17.410	17.329	15.959	12.789	17.190
Venture III No. of Units	23,525,777	26,522,881	30,671,749	36,717,081	42,473,053	46,644,910	52,102,020	54,822,382	46,772,413	39,400,814
NY Venture III No. of Units	805,205	854,294	903,833	2,433,620	2,984,386	3,117,322	3,500,803	3,287,197	2,987,433	2,223,182
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.432	21.018	20.422	18.888	17.388	17.316	15.955	12.792	17.202	16.652
Value at End of Year	21.115	20.432	21.018	20.422	18.888	17.388	17.316	15.955	12.792	17.202
Venture III No. of Units	560,486	638,481	847,317	921,572	1,079,446	1,453,402	1,595,331	1,836,908	1,808,924	2,000,045
NY Venture III No. of Units	172,123	191,737	214,305	613,544	734,192	853,916	1,012,024	1,088,404	1,137,110	1,439,735
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	20.018	20.623	20.068	18.589	17.139	17.093	15.773	12.665	17.058	16.537
Value at End of Year	20.657	20.018	20.623	20.068	18.589	17.139	17.093	15.773	12.665	17.058
Venture III No. of Units	12,789,290	14,011,453	15,944,553	19,915,852	22,927,381	25,405,407	27,502,915	28,453,008	23,956,397	18,541,134
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	19.882	20.493	19.952	18.491	17.056	17.019	15.713	12.623	17.010	16.499
Value at End of Year	20.506	19.882	20.493	19.952	18.491	17.056	17.019	15.713	12.623	17.010
Venture III No. of Units	108,687	124,160	133,429	172,472	188,326	226,429	241,168	288,897	222,437	280,148
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	19.752	20.391	19.882	18.453	17.048	17.036	15.752	12.674	17.103	16.615
Value at End of Year	20.342	19.752	20.391	19.882	18.453	17.048	17.036	15.752	12.674	17.103
Venture III No. of Units	349,301	355,639	363,649	421,903	468,654	512,416	616,982	604,555	666,345	775,469
Lifestyle Moderate PS Series - Series I Shares (units first credited 12-06-2013)
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	12.851	13.084	12.592	—	—	—	—	—	—	—
Value at End of Year	13.302	12.851	13.084	12.592	—	—	—	—	—	—
Venture III No. of Units	7,882	8,304	8,373	—	—	—	—	—	—	—
Lifestyle Moderate PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	14.698	14.958	14.399	12.500	—	—	—	—	—	—
Value at End of Year	15.220	14.698	14.958	14.399	—	—	—	—	—	—
Venture III No. of Units	2,227,241	2,094,746	1,575,089	74,904	—	—	—	—	—	—
NY Venture III No. of Units	1,345,731	1,518,551	1,721,324	77,336	—	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	14.664	14.932	14.381	—	—	—	—	—	—	—
Value at End of Year	15.179	14.664	14.932	14.381	—	—	—	—	—	—
Venture III No. of Units	32,635	149,672	136,730	—	—	—	—	—	—	—
NY Venture III No. of Units	373,046	397,987	472,112	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.814	13.067	12.603	12.500	—	—	—	—	—	—
Value at End of Year	13.243	12.814	13.067	12.603	—	—	—	—	—	—
Venture III No. of Units	2,222,431	2,239,721	2,276,797	64,145	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.800	13.060	12.603	—	—	—	—	—	—	—
Value at End of Year	13.223	12.800	13.060	12.603	—	—	—	—	—	—
Venture III No. of Units	8,159	8,238	8,307	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.761	13.039	12.602	—	—	—	—	—	—	—
Value at End of Year	13.162	12.761	13.039	12.602	—	—	—	—	—	—
Venture III No. of Units	7,822	7,569	1,123	—	—	—	—	—	—	—
Mid Cap Index Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	31.654	33.037	30.716	23.474	20.315	21.128	17.050	12.674	20.265	19.164
Value at End of Year	37.398	31.654	33.037	30.716	23.474	20.315	21.128	17.050	12.674	20.265
Venture III No. of Units	35,874	39,291	40,394	43,531	48,489	56,755	71,309	75,846	93,920	92,379
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	30.233	31.571	29.368	22.455	19.443	20.231	16.334	12.148	19.433	18.387
Value at End of Year	35.703	30.233	31.571	29.368	22.455	19.443	20.231	16.334	12.148	19.433
Venture III No. of Units	59,762	67,870	68,598	72,678	75,907	101,647	105,842	109,978	114,781	119,657

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	29.586	30.941	28.825	22.073	19.141	19.947	16.129	12.013	19.247	18.238
Value at End of Year	34.886	29.586	30.941	28.825	22.073	19.141	19.947	16.129	12.013	19.247
Venture III No. of Units	9,132	4,942	4,943	5,353	4,945	5,540	5,550	5,889	5,922	5,687
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	29.374	30.734	28.647	21.947	19.042	19.853	16.061	11.969	19.186	18.189
Value at End of Year	34.618	29.374	30.734	28.647	21.947	19.042	19.853	16.061	11.969	19.186
Venture III No. of Units	22,278	26,321	21,410	23,898	23,386	33,584	41,079	31,423	51,817	46,444
Mid Cap Index Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	30.167	31.553	29.397	22.512	19.513	20.338	16.435	12.251	19.623	18.588
Value at End of Year	35.584	30.167	31.553	29.397	22.512	19.513	20.338	16.435	12.251	19.623
Venture III No. of Units	197,211	212,028	212,104	266,448	272,020	338,630	464,875	490,311	601,124	668,289
NY Venture III No. of Units	22,692	29,108	29,048	29,644	21,151	25,521	27,685	28,013	29,422	42,752
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	28.670	30.003	27.967	21.427	18.582	19.378	15.667	11.684	18.724	17.746
Value at End of Year	33.802	28.670	30.003	27.967	21.427	18.582	19.378	15.667	11.684	18.724
Venture III No. of Units	111,051	112,738	118,970	156,647	171,616	220,339	243,831	288,730	323,380	364,692
NY Venture III No. of Units	32,948	34,411	39,245	58,893	77,780	85,815	91,693	95,290	99,880	103,360
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	28.089	29.439	27.483	21.088	18.315	19.128	15.488	11.569	18.567	17.623
Value at End of Year	33.067	28.089	29.439	27.483	21.088	18.315	19.128	15.488	11.569	18.567
Venture III No. of Units	207,293	221,663	212,922	259,372	299,921	354,680	384,418	472,207	491,538	572,126
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	27.898	29.253	27.323	20.976	18.227	19.046	15.429	11.530	18.514	17.582
Value at End of Year	32.826	27.898	29.253	27.323	20.976	18.227	19.046	15.429	11.530	18.514
Venture III No. of Units	12,513	10,475	12,381	12,983	8,901	19,848	19,035	20,725	26,502	28,565
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	33.098	34.758	32.513	24.997	21.755	22.766	18.470	13.824	22.230	21.143
Value at End of Year	38.886	33.098	34.758	32.513	24.997	21.755	22.766	18.470	13.824	22.230
Venture III No. of Units	8,726	7,698	10,470	14,073	14,419	22,267	17,938	19,557	27,356	37,610
Mid Cap Intersection Trust (merged into Mid Cap Index Trust eff 11-16-2009) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	11.492	12.500
Value at End of Year	—	—	—	—	—	—	—	—	6.537	11.492
Venture III No. of Units	—	—	—	—	—	—	—	—	31,676	22,484
NY Venture III No. of Units	—	—	—	—	—	—	—	—	879	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	11.489	12.500
Value at End of Year	—	—	—	—	—	—	—	—	6.531	11.489
Venture III No. of Units	—	—	—	—	—	—	—	—	10,874	9,233
NY Venture III No. of Units	—	—	—	—	—	—	—	—	781	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	11.477	12.500
Value at End of Year	—	—	—	—	—	—	—	—	6.515	11.477
Venture III No. of Units	—	—	—	—	—	—	—	—	36,389	28,302
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	11.473	12.500
Value at End of Year	—	—	—	—	—	—	—	—	6.510	11.473
Venture III No. of Units	—	—	—	—	—	—	—	—	2,983	183
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	11.462	12.500
Value at End of Year	—	—	—	—	—	—	—	—	6.493	11.462
Venture III No. of Units	—	—	—	—	—	—	—	—	4,968	—
Mid Cap Stock Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	26.490	26.147	24.609	18.286	15.213	17.032	14.068	10.888	19.686	16.197
Value at End of Year	26.210	26.490	26.147	24.609	18.286	15.213	17.032	14.068	10.888	19.686
Venture III No. of Units	104,664	114,038	126,570	135,474	160,538	181,709	216,970	236,809	283,714	296,237

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	31.887	31.490	29.653	22.045	18.349	20.554	16.985	13.153	23.792	19.585
Value at End of Year	31.534	31.887	31.490	29.653	22.045	18.349	20.554	16.985	13.153	23.792
Venture III No. of Units	81,011	91,325	106,016	126,735	143,074	183,006	211,619	235,825	286,316	277,918
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	31.204	30.862	29.105	21.670	18.064	20.265	16.772	13.007	23.564	19.427
Value at End of Year	30.813	31.204	30.862	29.105	21.670	18.064	20.265	16.772	13.007	23.564
Venture III No. of Units	5,089	6,171	5,742	6,230	7,174	7,816	7,895	7,320	8,176	6,839
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	30.980	30.656	28.925	21.546	17.970	20.170	16.701	12.959	23.488	14.965
Value at End of Year	30.576	30.980	30.656	28.925	21.546	17.970	20.170	16.701	12.959	23.488
Venture III No. of Units	44,207	46,687	45,535	109,524	115,522	119,651	121,846	140,882	153,006	119,748
Mid Cap Stock Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	31.523	31.190	29.408	21.902	18.251	20.478	16.952	13.151	23.821	19.635
Value at End of Year	31.133	31.523	31.190	29.408	21.902	18.251	20.478	16.952	13.151	23.821
Venture III No. of Units	378,158	476,300	483,494	632,352	837,603	878,810	1,019,186	1,162,711	1,404,843	1,745,175
NY Venture III No. of Units	27,851	31,922	35,548	44,492	50,346	55,382	60,695	68,131	68,871	73,201
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	32.967	32.635	30.787	22.940	19.126	21.470	17.782	13.802	25.013	20.627
Value at End of Year	32.543	32.967	32.635	30.787	22.940	19.126	21.470	17.782	13.802	25.013
Venture III No. of Units	187,841	211,977	244,115	308,347	373,508	465,435	541,788	579,914	655,395	664,861
NY Venture III No. of Units	48,750	55,874	60,170	102,033	114,409	121,636	122,412	128,222	138,211	154,535
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	32.299	32.022	30.254	22.576	18.851	21.193	17.580	13.665	24.802	20.484
Value at End of Year	31.836	32.299	32.022	30.254	22.576	18.851	21.193	17.580	13.665	24.802
Venture III No. of Units	237,373	279,528	298,385	403,887	477,482	539,318	649,146	699,479	801,147	1,048,264
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	32.080	31.820	30.078	22.457	18.760	21.102	17.513	13.620	24.733	20.437
Value at End of Year	31.604	32.080	31.820	30.078	22.457	18.760	21.102	17.513	13.620	24.733
Venture III No. of Units	40,672	62,655	52,303	88,623	120,998	140,355	165,358	171,350	134,588	180,300
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	35.129	34.898	33.036	24.702	20.668	23.282	19.351	15.072	27.411	22.685
Value at End of Year	34.556	35.129	34.898	33.036	24.702	20.668	23.282	19.351	15.072	27.411
Venture III No. of Units	34,229	53,823	42,631	77,496	82,511	78,829	90,761	110,504	87,741	137,705
Mid Cap Value Trust (merged into Mid Value Trust eff 05-01-2009) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	20.077	20.272
Value at End of Year	—	—	—	—	—	—	—	—	12.038	20.077
Venture III No. of Units	—	—	—	—	—	—	—	—	194,689	282,157
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	20.081	20.286
Value at End of Year	—	—	—	—	—	—	—	—	12.035	20.081
Venture III No. of Units	—	—	—	—	—	—	—	—	272,664	346,285
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	19.889	20.122
Value at End of Year	—	—	—	—	—	—	—	—	11.901	19.889
Venture III No. of Units	—	—	—	—	—	—	—	—	11,072	12,237
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	19.825	20.068
Value at End of Year	—	—	—	—	—	—	—	—	11.857	19.825
Venture III No. of Units	—	—	—	—	—	—	—	—	66,616	98,224
Mid Cap Value Trust (merged into Mid Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.841	20.072
Value at End of Year	—	—	—	—	—	—	—	—	11.872	19.841
Venture III No. of Units	—	—	—	—	—	—	—	—	1,115,808	1,458,156
NY Venture III No. of Units	—	—	—	—	—	—	—	—	71,390	101,303

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	18.767	18.994
Value at End of Year	—	—	—	—	—	—	—	—	11.223	18.767
Venture III No. of Units	—	—	—	—	—	—	—	—	707,414	927,777
NY Venture III No. of Units	—	—	—	—	—	—	—	—	182,196	223,183
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	18.609	18.863
Value at End of Year	—	—	—	—	—	—	—	—	11.112	18.609
Venture III No. of Units	—	—	—	—	—	—	—	—	755,007	977,612
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	18.556	18.819
Value at End of Year	—	—	—	—	—	—	—	—	11.075	18.556
Venture III No. of Units	—	—	—	—	—	—	—	—	129,220	168,958
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	21.656	21.996
Value at End of Year	—	—	—	—	—	—	—	—	12.906	21.656
Venture III No. of Units	—	—	—	—	—	—	—	—	49,051	61,614
Mid Value Trust - Series I Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	25.126	26.452	24.314	18.812	16.001	17.110	—	—	—	—
Value at End of Year	30.652	25.126	26.452	24.314	18.812	16.001	—	—	—	—
Venture III No. of Units	85,252	91,137	98,693	109,219	131,480	146,963	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	24.992	26.325	24.209	18.740	15.948	17.061	—	—	—	—
Value at End of Year	30.474	24.992	26.325	24.209	18.740	15.948	—	—	—	—
Venture III No. of Units	84,871	87,835	104,695	117,571	134,268	180,936	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	24.595	25.945	23.896	18.526	15.789	16.917	—	—	—	—
Value at End of Year	29.945	24.595	25.945	23.896	18.526	15.789	—	—	—	—
Venture III No. of Units	1,463	3,614	3,544	3,648	7,592	8,414	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	24.465	25.820	23.792	18.455	15.737	16.869	—	—	—	—
Value at End of Year	29.770	24.465	25.820	23.792	18.455	15.737	—	—	—	—
Venture III No. of Units	19,770	29,392	32,331	38,427	43,166	57,420	—	—	—	—
Mid Value Trust - Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	24.792	26.157	24.089	18.675	15.917	17.040	14.961	10.417	16.263	16.484
Value at End of Year	30.184	24.792	26.157	24.089	18.675	15.917	17.040	14.961	10.417	16.263
Venture III No. of Units	403,322	443,058	531,416	623,414	731,453	836,448	1,151,331	1,295,799	51,201	87,651
NY Venture III No. of Units	35,478	37,669	40,385	42,221	45,570	58,379	55,959	66,286	13,986	16,228
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	24.660	26.031	23.984	18.603	15.864	16.991	14.926	10.398	16.241	16.471
Value at End of Year	30.009	24.660	26.031	23.984	18.603	15.864	16.991	14.926	10.398	16.241
Venture III No. of Units	225,909	257,261	294,181	363,196	453,739	539,474	837,559	949,604	28,960	34,723
NY Venture III No. of Units	62,159	67,593	76,477	108,515	119,084	137,104	157,261	177,118	858	1,662
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	24.268	25.656	23.674	18.390	15.706	16.848	14.822	10.340	16.176	16.430
Value at End of Year	29.488	24.268	25.656	23.674	18.390	15.706	16.848	14.822	10.340	16.176
Venture III No. of Units	232,531	244,687	300,277	369,906	438,577	510,224	610,691	710,742	40,476	51,710
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	24.139	25.532	23.572	18.320	15.654	16.800	14.788	10.322	16.155	16.416
Value at End of Year	29.316	24.139	25.532	23.572	18.320	15.654	16.800	14.788	10.322	16.155
Venture III No. of Units	55,093	49,905	84,963	100,289	82,769	101,480	254,202	285,488	839	4,458
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	23.756	25.164	23.267	18.110	15.498	16.658	14.684	10.265	16.090	16.375
Value at End of Year	28.807	23.756	25.164	23.267	18.110	15.498	16.658	14.684	10.265	16.090
Venture III No. of Units	39,444	28,067	50,793	64,907	40,830	46,056	107,810	100,227	3,278	11,149

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Money Market Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	12.013	12.213	12.416	12.622	12.832	13.035	13.252	13.446	13.433	13.062
Value at End of Year	11.825	12.013	12.213	12.416	12.622	12.832	13.035	13.252	13.446	13.433
Venture III No. of Units	39,297	63,232	78,825	109,025	165,720	191,423	236,236	173,319	293,903	267,379
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	11.595	11.793	11.995	12.200	12.410	12.613	12.829	13.023	13.017	12.664
Value at End of Year	11.407	11.595	11.793	11.995	12.200	12.410	12.613	12.829	13.023	13.017
Venture III No. of Units	34,017	42,014	98,112	117,039	171,835	376,180	277,832	374,314	582,905	385,611
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	11.346	11.558	11.774	11.993	12.217	12.436	12.668	12.879	12.892	12.561
Value at End of Year	11.147	11.346	11.558	11.774	11.993	12.217	12.436	12.668	12.879	12.892
Venture III No. of Units	3,384	3,438	4,544	4,615	6,615	22,639	31,170	2,963	14,567	12,652
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	11.265	11.481	11.701	11.925	12.154	12.377	12.614	12.831	12.851	12.527
Value at End of Year	11.061	11.265	11.481	11.701	11.925	12.154	12.377	12.614	12.831	12.851
Venture III No. of Units	26,212	26,418	33,018	54,883	71,205	124,787	259,260	77,206	193,246	107,786
Money Market Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	11.474	11.664	11.858	12.055	12.255	12.450	12.657	12.857	12.871	12.540
Value at End of Year	11.286	11.474	11.664	11.858	12.055	12.255	12.450	12.657	12.857	12.871
Venture III No. of Units	5,130,045	6,045,047	7,263,260	9,312,139	14,422,475	20,095,394	17,731,870	27,915,513	33,845,520	9,799,567
NY Venture III No. of Units	274,662	294,946	352,104	477,027	806,569	951,810	917,282	1,550,710	2,313,955	773,035
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	11.417	11.612	11.811	12.013	12.219	12.419	12.632	12.838	12.859	12.535
Value at End of Year	11.224	11.417	11.612	11.811	12.013	12.219	12.419	12.632	12.838	12.859
Venture III No. of Units	141,457	184,845	248,093	399,305	775,722	1,049,042	1,200,613	1,296,703	1,970,028	1,159,215
NY Venture III No. of Units	102,303	121,213	140,856	181,657	248,778	268,040	358,353	582,226	932,863	609,898
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	11.185	11.394	11.607	11.823	12.044	12.259	12.488	12.711	12.750	12.448
Value at End of Year	10.980	11.185	11.394	11.607	11.823	12.044	12.259	12.488	12.711	12.750
Venture III No. of Units	2,366,585	2,755,755	3,425,870	4,882,924	8,751,373	11,273,010	11,007,567	14,192,990	18,937,988	5,498,000
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.109	11.322	11.539	11.760	11.986	12.206	12.440	12.669	12.714	12.419
Value at End of Year	10.900	11.109	11.322	11.539	11.760	11.986	12.206	12.440	12.669	12.714
Venture III No. of Units	13,165	15,772	21,019	94,032	140,988	136,318	282,284	150,396	255,969	164,350
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	11.020	11.248	11.481	11.718	11.961	12.199	12.451	12.700	12.764	12.486
Value at End of Year	10.796	11.020	11.248	11.481	11.718	11.961	12.199	12.451	12.700	12.764
Venture III No. of Units	51,250	81,261	96,358	182,687	260,980	387,995	407,582	603,566	914,269	350,062
Natural Resources Trust (merged into Global Trust eff 11-07-14) - Series II Shares (units first credited 5-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	33.968	33.559	34.045	43.469	38.470	24.614	51.827	37.521
Value at End of Year	—	—	—	33.968	33.559	34.045	43.469	38.470	24.614	51.827
Venture III No. of Units	—	—	—	212,807	270,591	342,175	431,444	561,293	482,696	703,323
NY Venture III No. of Units	—	—	—	17,071	20,923	24,079	25,931	27,995	30,644	35,730
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	33.788	33.398	33.898	43.303	38.342	24.544	51.707	37.453
Value at End of Year	—	—	—	33.788	33.398	33.898	43.303	38.342	24.544	51.707
Venture III No. of Units	—	—	—	133,076	183,838	215,489	252,714	257,958	230,437	342,562
NY Venture III No. of Units	—	—	—	36,461	54,656	58,051	59,409	62,172	48,756	57,249
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	33.251	32.917	33.461	42.808	37.961	24.336	51.347	37.249
Value at End of Year	—	—	—	33.251	32.917	33.461	42.808	37.961	24.336	51.347
Venture III No. of Units	—	—	—	172,949	216,836	279,040	333,765	384,101	328,359	447,709
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	33.074	32.758	33.316	42.644	37.834	24.268	51.227	37.181
Value at End of Year	—	—	—	33.074	32.758	33.316	42.644	37.834	24.268	51.227
Venture III No. of Units	—	—	—	18,941	24,246	26,359	40,661	44,470	47,460	55,676

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	32.549	32.287	32.886	42.157	37.458	24.062	50.871	36.978
Value at End of Year	—	—	—	32.549	32.287	32.886	42.157	37.458	24.062	50.871
Venture III No. of Units	—	—	—	16,646	21,965	34,102	37,167	36,741	41,733	63,459
Overseas Equity Trust (merged into International Value Trust eff 05-03-2010) - Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	11.177	19.658	17.812
Value at End of Year	—	—	—	—	—	—	—	14.341	11.177	19.658
Venture III No. of Units	—	—	—	—	—	—	—	28,767	38,675	42,097
NY Venture III No. of Units	—	—	—	—	—	—	—	5,666	5,865	6,842
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	11.156	19.631	17.797
Value at End of Year	—	—	—	—	—	—	—	14.307	11.156	19.631
Venture III No. of Units	—	—	—	—	—	—	—	6,775	7,936	11,558
NY Venture III No. of Units	—	—	—	—	—	—	—	3,480	3,697	4,397
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	11.095	19.553	17.753
Value at End of Year	—	—	—	—	—	—	—	14.207	11.095	19.553
Venture III No. of Units	—	—	—	—	—	—	—	30,401	34,071	37,144
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	11.075	19.527	17.738
Value at End of Year	—	—	—	—	—	—	—	14.174	11.075	19.527
Venture III No. of Units	—	—	—	—	—	—	—	184	339	575
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	19.449	17.694
Value at End of Year	—	—	—	—	—	—	—	—	11.014	19.449
Venture III No. of Units	—	—	—	—	—	—	—	—	4,173	1,483
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)
Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	8.565	14.516	13.523
Value at End of Year	—	—	—	—	—	—	—	11.147	8.565	14.516
Venture III No. of Units	—	—	—	—	—	—	—	25,564	25,830	30,968
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	13.808	23.415	21.823
Value at End of Year	—	—	—	—	—	—	—	17.963	13.808	23.415
Venture III No. of Units	—	—	—	—	—	—	—	18,527	14,116	53,938
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	23.190	21.647
Value at End of Year	—	—	—	—	—	—	—	—	13.655	23.190
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	13.604	23.116	21.588
Value at End of Year	—	—	—	—	—	—	—	17.663	13.604	23.116
Venture III No. of Units	—	—	—	—	—	—	—	3,505	5,070	5,268
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)
Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	14.412	24.456	22.845
Value at End of Year	—	—	—	—	—	—	—	18.705	14.412	24.456
Venture III No. of Units	—	—	—	—	—	—	—	219,923	230,717	379,078
NY Venture III No. of Units	—	—	—	—	—	—	—	16,663	16,586	19,977
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	13.323	22.619	21.140
Value at End of Year	—	—	—	—	—	—	—	17.282	13.323	22.619
Venture III No. of Units	—	—	—	—	—	—	—	98,117	89,698	210,694
NY Venture III No. of Units	—	—	—	—	—	—	—	59,027	47,884	48,478

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	13.191	22.429	20.993
Value at End of Year	—	—	—	—	—	—	—	17.085	13.191	22.429
Venture III No. of Units	—	—	—	—	—	—	—	157,487	120,807	270,538
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	13.147	22.366	20.945
Value at End of Year	—	—	—	—	—	—	—	17.020	13.147	22.366
Venture III No. of Units	—	—	—	—	—	—	—	14,320	15,795	28,679
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	17.455	29.739	27.892
Value at End of Year	—	—	—	—	—	—	—	22.564	17.455	29.739
Venture III No. of Units	—	—	—	—	—	—	—	18,017	8,647	15,532
PIMCO VIT All Asset Portfolio - Class M Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	16.729	18.754	19.021	19.357	17.167	17.167	15.485	12.976	15.738	14.815
Value at End of Year	18.527	16.729	18.754	19.021	19.357	17.167	17.167	15.485	12.976	15.738
Venture III No. of Units	57,052	61,951	82,953	121,063	148,899	158,334	187,035	127,226	136,998	167,318
NY Venture III No. of Units	18,002	23,578	22,842	24,874	43,653	40,445	30,797	30,400	29,433	35,085
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.631	18.655	18.929	19.273	17.101	17.110	15.441	12.946	15.709	14.796
Value at End of Year	18.410	16.631	18.655	18.929	19.273	17.101	17.110	15.441	12.946	15.709
Venture III No. of Units	27,046	32,048	54,551	61,215	82,792	56,534	52,506	48,555	50,626	62,041
NY Venture III No. of Units	17,993	43,317	49,166	51,294	53,652	54,258	52,491	52,707	49,440	81,539
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	16.343	18.358	18.657	19.024	16.906	16.940	15.310	12.856	15.623	14.737
Value at End of Year	18.063	16.343	18.358	18.657	19.024	16.906	16.940	15.310	12.856	15.623
Venture III No. of Units	41,982	52,673	52,090	52,551	91,832	99,440	126,468	96,496	94,110	127,743
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.248	18.261	18.567	18.942	16.841	16.883	15.267	12.826	15.594	14.717
Value at End of Year	17.949	16.248	18.261	18.567	18.942	16.841	16.883	15.267	12.826	15.594
Venture III No. of Units	5,370	6,252	10,458	14,750	16,153	20,419	21,855	17,088	21,780	20,354
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	15.966	17.971	18.300	18.697	16.648	16.715	15.138	12.736	15.509	14.659
Value at End of Year	17.611	15.966	17.971	18.300	18.697	16.648	16.715	15.138	12.736	15.509
Venture III No. of Units	13,049	13,381	11,718	11,534	7,724	4,444	3,052	855	1,817	5,774
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.916
Value at End of Year	—	—	—	—	—	—	—	—	—	13.403
Venture III No. of Units	—	—	—	—	—	—	—	—	—	24,116
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.215
Value at End of Year	—	—	—	—	—	—	—	—	—	14.647
Venture III No. of Units	—	—	—	—	—	—	—	—	—	10,708
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.092
Value at End of Year	—	—	—	—	—	—	—	—	—	14.506
Venture III No. of Units	—	—	—	—	—	—	—	—	—	327
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.051
Value at End of Year	—	—	—	—	—	—	—	—	—	14.460
Venture III No. of Units	—	—	—	—	—	—	—	—	—	6,995
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.428
Value at End of Year	—	—	—	—	—	—	—	—	—	16.766
Venture III No. of Units	—	—	—	—	—	—	—	—	—	111,444
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	9,135

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.683
Value at End of Year	—	—	—	—	—	—	—	—	—	17.002
Venture III No. of Units	—	—	—	—	—	—	—	—	—	57,179
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	5,976
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.561
Value at End of Year	—	—	—	—	—	—	—	—	—	16.859
Venture III No. of Units	—	—	—	—	—	—	—	—	—	35,642
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.520
Value at End of Year	—	—	—	—	—	—	—	—	—	16.812
Venture III No. of Units	—	—	—	—	—	—	—	—	—	4,161
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.465
Value at End of Year	—	—	—	—	—	—	—	—	—	19.608
Venture III No. of Units	—	—	—	—	—	—	—	—	—	3,436
Real Estate Securities Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	47.934	47.461	36.628	37.275	32.321	30.016	23.619	18.447	30.961	37.303
Value at End of Year	50.413	47.934	47.461	36.628	37.275	32.321	30.016	23.619	18.447	30.961
Venture III No. of Units	12,473	17,070	18,194	20,699	28,758	39,886	48,183	51,544	74,188	95,820
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	42.434	42.037	32.458	33.048	28.669	26.639	20.972	16.387	27.519	33.172
Value at End of Year	44.606	42.434	42.037	32.458	33.048	28.669	26.639	20.972	16.387	27.519
Venture III No. of Units	24,319	25,591	31,082	36,585	44,492	52,069	63,009	65,972	73,931	95,010
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	41.526	41.199	31.858	32.486	28.225	26.265	20.708	16.206	27.255	32.904
Value at End of Year	43.586	41.526	41.199	31.858	32.486	28.225	26.265	20.708	16.206	27.255
Venture III No. of Units	1,418	1,438	2,353	2,177	1,747	2,263	1,955	1,198	1,661	2,951
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	41.227	40.923	31.661	32.301	28.078	26.141	20.621	16.146	27.168	32.815
Value at End of Year	43.251	41.227	40.923	31.661	32.301	28.078	26.141	20.621	16.146	27.168
Venture III No. of Units	13,537	14,546	24,926	17,658	15,419	26,196	26,446	21,955	25,155	31,473
Real Estate Securities Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	42.288	41.958	32.431	33.096	28.739	26.745	21.099	16.495	27.756	33.503
Value at End of Year	44.381	42.288	41.958	32.431	33.096	28.739	26.745	21.099	16.495	27.756
Venture III No. of Units	181,481	199,646	261,593	261,386	304,340	386,791	456,494	507,457	611,271	774,393
NY Venture III No. of Units	15,665	16,754	15,777	16,183	14,216	15,367	26,908	33,308	34,542	43,369
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	39.100	38.813	30.016	30.646	26.625	24.790	19.566	15.304	25.766	31.117
Value at End of Year	41.013	39.100	38.813	30.016	30.646	26.625	24.790	19.566	15.304	25.766
Venture III No. of Units	63,533	78,121	90,601	110,011	164,452	191,671	195,001	209,682	226,101	294,056
NY Venture III No. of Units	26,150	28,724	30,348	34,258	40,308	48,414	43,184	43,645	51,766	88,717
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	38.307	38.084	29.496	30.161	26.242	24.471	19.343	15.153	25.549	30.901
Value at End of Year	40.122	38.307	38.084	29.496	30.161	26.242	24.471	19.343	15.153	25.549
Venture III No. of Units	105,563	115,662	139,405	147,995	172,026	211,850	257,235	262,830	295,102	395,189
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	38.047	37.844	29.325	30.001	26.116	24.366	19.269	15.102	25.477	30.830
Value at End of Year	39.830	38.047	37.844	29.325	30.001	26.116	24.366	19.269	15.102	25.477
Venture III No. of Units	18,440	19,558	36,123	26,403	41,473	43,518	44,232	47,743	52,082	64,459
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	36.409	36.269	28.146	28.839	25.143	23.492	18.606	14.605	24.675	29.904
Value at End of Year	38.058	36.409	36.269	28.146	28.839	25.143	23.492	18.606	14.605	24.675
Venture III No. of Units	15,163	19,230	21,780	21,450	23,418	33,790	28,579	33,648	30,006	34,220

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Real Return Bond Trust (merged into Bond Trust eff 04-28-2016) - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	16.630	17.448	16.969	19.046	17.834	16.207	15.162	12.929	14.859	13.599
Value at End of Year	—	16.630	17.448	16.969	19.046	17.834	16.207	15.162	12.929	14.859
Venture III No. of Units	—	233,427	310,891	432,183	538,808	616,672	777,010	834,391	908,652	1,134,181
NY Venture III No. of Units	—	24,333	27,132	37,692	42,226	49,961	56,007	61,533	69,213	87,509
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.525	17.347	16.879	18.955	17.757	16.145	15.112	12.893	14.825	13.574
Value at End of Year	—	16.525	17.347	16.879	18.955	17.757	16.145	15.112	12.893	14.825
Venture III No. of Units	—	49,810	60,482	79,561	114,862	122,922	160,464	187,048	144,261	137,445
NY Venture III No. of Units	—	45,072	53,246	74,100	81,122	83,029	117,547	102,124	114,243	134,462
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	16.214	17.046	16.611	18.682	17.528	15.961	14.962	12.783	14.722	13.500
Value at End of Year	—	16.214	17.046	16.611	18.682	17.528	15.961	14.962	12.783	14.722
Venture III No. of Units	—	139,393	163,448	210,418	292,345	337,040	538,367	591,848	650,604	582,487
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.111	16.947	16.523	18.592	17.452	15.900	14.912	12.747	14.687	13.475
Value at End of Year	—	16.111	16.947	16.523	18.592	17.452	15.900	14.912	12.747	14.687
Venture III No. of Units	—	6,000	5,503	11,995	21,481	26,878	30,928	33,182	43,839	25,121
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	15.808	16.653	16.260	18.324	17.227	15.718	14.764	12.639	14.585	13.402
Value at End of Year	—	15.808	16.653	16.260	18.324	17.227	15.718	14.764	12.639	14.585
Venture III No. of Units	—	20,583	19,969	22,208	29,555	32,805	65,711	40,236	69,467	54,814
Science & Technology Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	26.004	24.779	22.314	15.805	14.549	16.033	13.080	8.084	14.795	12.581
Value at End of Year	27.724	26.004	24.779	22.314	15.805	14.549	16.033	13.080	8.084	14.795
Venture III No. of Units	28,268	36,044	40,458	43,923	49,492	51,686	61,200	87,654	100,682	114,578
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	18.869	17.989	16.208	11.486	10.579	11.663	9.520	5.887	10.779	9.171
Value at End of Year	20.107	18.869	17.989	16.208	11.486	10.579	11.663	9.520	5.887	10.779
Venture III No. of Units	71,361	77,373	83,480	88,006	96,168	137,367	189,389	184,664	188,956	246,593
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	18.465	17.631	15.909	11.291	10.414	11.499	9.400	5.822	10.676	9.096
Value at End of Year	19.647	18.465	17.631	15.909	11.291	10.414	11.499	9.400	5.822	10.676
Venture III No. of Units	2,123	2,660	2,748	2,494	2,793	2,875	2,906	2,625	3,133	2,900
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	18.332	17.513	15.810	11.226	10.360	11.445	9.361	5.800	10.641	9.072
Value at End of Year	19.496	18.332	17.513	15.810	11.226	10.360	11.445	9.361	5.800	10.641
Venture III No. of Units	36,735	39,568	34,644	35,600	27,068	44,802	62,580	74,725	60,507	88,293
Science & Technology Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	22.789	21.756	19.625	13.926	12.846	14.190	11.598	7.184	13.168	11.225
Value at End of Year	24.244	22.789	21.756	19.625	13.926	12.846	14.190	11.598	7.184	13.168
Venture III No. of Units	243,988	275,292	324,110	380,054	450,119	554,079	678,874	875,575	644,735	948,698
NY Venture III No. of Units	24,062	33,569	33,445	28,368	27,631	25,584	24,458	25,475	21,089	29,706
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	28.551	27.270	24.612	17.474	16.126	17.823	14.574	9.031	16.564	14.127
Value at End of Year	30.359	28.551	27.270	24.612	17.474	16.126	17.823	14.574	9.031	16.564
Venture III No. of Units	102,664	107,145	124,716	143,365	163,788	185,899	198,686	201,634	220,061	317,258
NY Venture III No. of Units	20,188	20,589	25,856	46,045	56,776	56,043	58,897	68,781	49,788	76,041
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	27.973	26.758	24.186	17.197	15.894	17.593	14.408	8.942	16.425	14.029
Value at End of Year	29.699	27.973	26.758	24.186	17.197	15.894	17.593	14.408	8.942	16.425
Venture III No. of Units	128,324	133,954	146,904	160,276	189,068	230,699	289,659	333,129	303,660	417,561
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	27.783	26.589	24.045	17.106	15.818	17.518	14.353	8.912	16.378	13.997
Value at End of Year	29.483	27.783	26.589	24.045	17.106	15.818	17.518	14.353	8.912	16.378
Venture III No. of Units	12,483	14,602	15,396	27,386	22,877	32,636	39,516	43,815	31,022	45,331

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	32.204	30.867	27.956	19.917	18.446	20.458	16.788	10.440	19.214	16.445
Value at End of Year	34.123	32.204	30.867	27.956	19.917	18.446	20.458	16.788	10.440	19.214
Venture III No. of Units	16,218	24,703	28,171	38,052	22,243	21,474	17,582	16,897	15,559	36,115
Short Term Government Income Trust - Series I Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	12.170	12.294	12.356	12.672	12.730	12.592	12.500	—	—	—
Value at End of Year	12.039	12.170	12.294	12.356	12.672	12.730	12.592	—	—	—
Venture III No. of Units	39,636	34,265	38,228	47,395	57,864	102,440	133,085	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	12.136	12.265	12.334	12.655	12.719	12.588	12.500	—	—	—
Value at End of Year	11.999	12.136	12.265	12.334	12.655	12.719	12.588	—	—	—
Venture III No. of Units	88,206	96,418	120,807	114,506	141,076	180,385	112,885	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	12.033	12.179	12.266	12.604	12.687	12.575	12.500	—	—	—
Value at End of Year	11.880	12.033	12.179	12.266	12.604	12.687	12.575	—	—	—
Venture III No. of Units	2,614	7,032	2,741	4,921	7,339	11,238	15,973	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	11.999	12.151	12.243	12.587	12.677	12.571	12.500	—	—	—
Value at End of Year	11.840	11.999	12.151	12.243	12.587	12.677	12.571	—	—	—
Venture III No. of Units	23,058	24,937	28,537	38,255	31,955	46,426	41,606	—	—	—
Short Term Government Income Trust - Series II Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits
Value at Start of Year	12.025	12.181	12.268	12.605	12.689	12.577	12.500	—	—	—
Value at End of Year	11.881	12.025	12.181	12.268	12.605	12.689	12.577	—	—	—
Venture III No. of Units	472,976	522,380	504,782	745,469	739,652	923,070	1,171,189	—	—	—
NY Venture III No. of Units	33,709	35,444	30,479	37,885	43,370	49,537	56,794	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	11.991	12.152	12.245	12.589	12.678	12.572	12.500	—	—	—
Value at End of Year	11.842	11.991	12.152	12.245	12.589	12.678	12.572	—	—	—
Venture III No. of Units	253,605	307,305	312,131	375,577	443,142	569,621	376,798	—	—	—
NY Venture III No. of Units	45,355	144,647	63,173	68,066	61,061	63,395	68,628	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	11.889	12.067	12.178	12.538	12.646	12.560	12.500	—	—	—
Value at End of Year	11.724	11.889	12.067	12.178	12.538	12.646	12.560	—	—	—
Venture III No. of Units	303,770	284,224	358,161	434,435	657,951	798,880	640,793	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.855	12.039	12.155	12.521	12.636	12.556	12.500	—	—	—
Value at End of Year	11.685	11.855	12.039	12.155	12.521	12.636	12.556	—	—	—
Venture III No. of Units	38,247	41,595	45,859	59,035	74,101	112,081	90,760	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	11.755	11.955	12.089	12.471	12.604	12.543	12.500	—	—	—
Value at End of Year	11.568	11.755	11.955	12.089	12.471	12.604	12.543	—	—	—
Venture III No. of Units	11,083	12,696	13,554	23,279	25,926	44,880	73,115	—	—	—
Small Cap Growth Trust - Series I Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	25.794	28.835	27.310	19.309	16.882	18.457	—	—	—	—
Value at End of Year	25.916	25.794	28.835	27.310	19.309	16.882	—	—	—	—
Venture III No. of Units	25,076	26,584	24,463	26,004	24,831	26,052	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	25.657	28.696	27.192	19.235	16.826	18.405	—	—	—	—
Value at End of Year	25.765	25.657	28.696	27.192	19.235	16.826	—	—	—	—
Venture III No. of Units	7,914	10,621	13,386	38,751	14,349	15,862	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	25.250	28.283	26.841	12.500	—	—	—	—	—	—
Value at End of Year	25.318	25.250	28.283	26.841	—	—	—	—	—	—
Venture III No. of Units	22	26	26	473	—	—	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	25.115	28.146	26.725	18.942	16.603	18.197	—	—	—	—
Value at End of Year	25.170	25.115	28.146	26.725	18.942	16.603	—	—	—	—
Venture III No. of Units	9,791	10,133	6,892	13,693	8,533	12,865	—	—	—	—
Small Cap Growth Trust - Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	25.794	28.835	27.310	19.309	16.882	18.457	15.417	11.660	19.691	17.597
Value at End of Year	25.916	25.794	28.835	27.310	19.309	16.882	18.457	15.417	11.660	19.691
Venture III No. of Units	104,702	136,022	109,738	160,459	137,614	188,021	212,412	254,365	259,023	241,664
NY Venture III No. of Units	3,435	5,226	3,360	6,806	5,702	6,090	9,588	10,169	10,371	7,746
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	25.657	28.696	27.192	19.235	16.826	18.405	15.381	11.638	19.665	17.582
Value at End of Year	25.765	25.657	28.696	27.192	19.235	16.826	18.405	15.381	11.638	19.665
Venture III No. of Units	30,281	32,142	33,445	54,578	48,089	57,243	63,879	71,808	83,313	87,951
NY Venture III No. of Units	14,662	19,477	19,886	32,236	27,515	21,989	19,274	19,107	26,425	5,017
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	25.250	28.283	26.841	19.015	16.659	18.249	15.274	11.574	19.586	17.539
Value at End of Year	25.318	25.250	28.283	26.841	19.015	16.659	18.249	15.274	11.574	19.586
Venture III No. of Units	56,087	67,455	42,563	94,738	76,250	92,622	97,709	113,135	143,891	139,418
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	25.115	28.146	26.725	18.942	16.603	18.197	15.238	11.553	19.560	17.524
Value at End of Year	25.170	25.115	28.146	26.725	18.942	16.603	18.197	15.238	11.553	19.560
Venture III No. of Units	4,253	4,432	7,667	11,243	7,104	15,947	33,208	31,825	34,814	18,800
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	24.716	27.741	26.379	18.725	16.438	18.043	15.132	11.490	19.482	17.480
Value at End of Year	24.733	24.716	27.741	26.379	18.725	16.438	18.043	15.132	11.490	19.482
Venture III No. of Units	5,414	5,370	5,269	12,765	7,987	11,574	10,382	7,020	4,255	9,672
Small Cap Index Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	23.965	25.532	24.818	18.201	16.968	16.968	13.651	10.958	16.807	17.467
Value at End of Year	28.517	23.965	25.532	24.818	18.201	16.968	16.968	13.651	10.958	16.807
Venture III No. of Units	35,793	35,045	35,593	39,501	42,088	—	63,836	67,494	67,868	72,230
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	25.600	27.288	26.538	19.473	17.061	18.171	14.626	11.747	18.026	18.743
Value at End of Year	30.448	25.600	27.288	26.538	19.473	17.061	18.171	14.626	11.747	18.026
Venture III No. of Units	45,068	49,154	57,359	59,787	64,225	81,242	84,140	88,515	92,430	107,325
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	25.052	26.744	26.048	19.142	16.797	17.916	14.443	11.617	17.853	18.591
Value at End of Year	29.751	25.052	26.744	26.048	19.142	16.797	17.916	14.443	11.617	17.853
Venture III No. of Units	7,899	4,680	4,680	4,680	4,680	4,842	4,835	4,854	4,853	4,842
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	24.872	26.565	25.886	19.033	16.709	17.832	14.382	11.574	17.796	18.541
Value at End of Year	29.523	24.872	26.565	25.886	19.033	16.709	17.832	14.382	11.574	17.796
Venture III No. of Units	10,688	13,993	13,370	14,662	15,365	17,151	17,459	20,066	33,180	42,238
Small Cap Index Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	25.635	27.374	26.655	19.588	17.195	18.332	14.780	11.893	18.274	19.027
Value at End of Year	30.437	25.635	27.374	26.655	19.588	17.195	18.332	14.780	11.893	18.274
Venture III No. of Units	66,648	76,261	86,614	100,542	119,315	153,144	184,265	235,403	261,945	300,367
NY Venture III No. of Units	7,413	10,878	11,977	11,163	11,488	10,400	10,534	13,073	14,323	19,482
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	24.630	26.314	25.635	18.848	16.554	17.657	14.242	11.466	17.628	18.363
Value at End of Year	29.228	24.630	26.314	25.635	18.848	16.554	17.657	14.242	11.466	17.628
Venture III No. of Units	45,601	50,688	66,483	86,599	131,340	158,479	205,548	217,062	252,302	289,106
NY Venture III No. of Units	27,637	27,044	31,557	47,517	49,536	55,488	60,655	67,536	75,187	84,097
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	24.131	25.819	25.191	18.549	16.316	17.429	14.080	11.352	17.479	18.236
Value at End of Year	28.593	24.131	25.819	25.191	18.549	16.316	17.429	14.080	11.352	17.479
Venture III No. of Units	95,353	101,072	112,022	147,940	175,192	197,517	251,205	279,696	285,478	319,945

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	23.967	25.657	25.045	18.451	16.238	17.354	14.026	11.315	17.430	18.194
Value at End of Year	28.384	23.967	25.657	25.045	18.451	16.238	17.354	14.026	11.315	17.430
Venture III No. of Units	12,080	13,159	13,678	17,495	18,436	22,074	22,303	25,435	29,349	35,267
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	29.103	31.202	30.504	22.506	19.836	21.232	17.186	13.885	21.421	22.394
Value at End of Year	34.416	29.103	31.202	30.504	22.506	19.836	21.232	17.186	13.885	21.421
Venture III No. of Units	3,480	3,878	14,518	5,145	5,535	5,665	6,727	19,406	10,258	13,140
Small Cap Opportunities Trust - Series I Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	30.253	32.431	32.204	23.359	20.326	21.338	16.729	12.705	22.322	24.578
Value at End of Year	35.551	30.253	32.431	32.204	23.359	20.326	21.338	16.729	12.705	22.322
Venture III No. of Units	38,364	42,746	45,794	52,781	30,505	36,634	48,705	48,585	58,880	72,472
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	30.062	32.243	32.032	23.246	20.238	21.257	16.674	12.669	22.270	24.533
Value at End of Year	35.308	30.062	32.243	32.032	23.246	20.238	21.257	16.674	12.669	22.270
Venture III No. of Units	30,864	36,319	40,972	48,129	54,809	63,880	71,993	59,659	63,747	65,996
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	29.496	31.683	31.524	22.911	19.977	21.014	16.508	12.562	22.115	24.399
Value at End of Year	34.592	29.496	31.683	31.524	22.911	19.977	21.014	16.508	12.562	22.115
Venture III No. of Units	164	275	166	167	631	632	633	634	898	880
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	29.310	31.499	31.356	22.801	19.890	20.933	16.453	12.526	22.063	24.355
Value at End of Year	34.356	29.310	31.499	31.356	22.801	19.890	20.933	16.453	12.526	22.063
Venture III No. of Units	15,470	13,898	15,263	62,087	63,153	64,737	68,625	66,941	68,325	72,288
Small Cap Opportunities Trust - Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	29.608	31.800	31.655	22.999	20.052	21.086	16.573	12.612	22.205	14.986
Value at End of Year	34.729	29.608	31.800	31.655	22.999	20.052	21.086	16.573	12.612	22.205
Venture III No. of Units	176,882	209,874	243,044	300,670	191,597	234,031	301,354	291,547	129,073	456,256
NY Venture III No. of Units	14,501	16,133	17,104	19,417	10,934	12,678	16,759	19,817	25,570	35,043
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	29.421	31.615	31.486	22.888	19.965	21.005	16.518	12.576	22.153	24.443
Value at End of Year	34.493	29.421	31.615	31.486	22.888	19.965	21.005	16.518	12.576	22.153
Venture III No. of Units	99,617	115,061	127,626	143,484	100,771	122,369	139,184	147,915	159,803	225,620
NY Venture III No. of Units	27,575	32,018	38,417	54,863	42,162	48,095	51,000	49,681	57,190	74,258
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	28.867	31.066	30.986	22.558	19.707	20.765	16.354	12.470	21.999	24.309
Value at End of Year	33.793	28.867	31.066	30.986	22.558	19.707	20.765	16.354	12.470	21.999
Venture III No. of Units	114,782	138,989	159,236	207,256	210,252	242,043	209,325	218,315	255,739	333,100
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	28.685	30.886	30.822	22.449	19.622	20.686	16.299	12.434	21.948	24.265
Value at End of Year	33.563	28.685	30.886	30.822	22.449	19.622	20.686	16.299	12.434	21.948
Venture III No. of Units	11,958	32,715	17,350	48,418	12,392	23,873	27,349	19,072	20,683	23,635
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	28.145	30.350	30.332	22.126	19.369	20.449	16.137	12.329	21.795	24.132
Value at End of Year	32.882	28.145	30.350	30.332	22.126	19.369	20.449	16.137	12.329	21.795
Venture III No. of Units	8,265	21,587	7,919	36,646	8,938	9,511	17,301	14,271	15,862	24,882
Small Cap Trust (merged into Small Cap Growth Trust eff 11-07-2008) - Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.945
Value at End of Year	—	—	—	—	—	—	—	—	—	14.741
Venture III No. of Units	—	—	—	—	—	—	—	—	—	16,984
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.932
Value at End of Year	—	—	—	—	—	—	—	—	—	14.722
Venture III No. of Units	—	—	—	—	—	—	—	—	—	83
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	3,056

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.895
Value at End of Year	—	—	—	—	—	—	—	—	—	14.663
Venture III No. of Units	—	—	—	—	—	—	—	—	—	8,003
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.883
Value at End of Year	—	—	—	—	—	—	—	—	—	14.643
Venture III No. of Units	—	—	—	—	—	—	—	—	—	1,214
Small Cap Value Trust - Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	27.053	27.941	26.559	20.301	17.870	18.014	14.543	11.516	15.878	16.667
Value at End of Year	32.584	27.053	27.941	26.559	20.301	17.870	18.014	14.543	11.516	15.878
Venture III No. of Units	112,845	122,598	138,860	168,725	169,380	278,823	310,465	317,224	584,545	535,994
NY Venture III No. of Units	20,015	22,991	23,173	26,638	10,133	23,505	18,202	17,330	20,334	22,856
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.909	27.807	26.444	20.223	17.810	17.963	14.509	11.495	15.857	16.653
Value at End of Year	32.394	26.909	27.807	26.444	20.223	17.810	17.963	14.509	11.495	15.857
Venture III No. of Units	55,158	45,189	44,815	48,464	56,895	67,278	82,708	61,722	124,794	123,249
NY Venture III No. of Units	9,069	8,969	9,690	8,503	8,814	9,694	9,362	3,366	14,340	14,422
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	26.481	27.406	26.102	19.992	17.633	17.811	14.408	11.431	15.794	16.612
Value at End of Year	31.832	26.481	27.406	26.102	19.992	17.633	17.811	14.408	11.431	15.794
Venture III No. of Units	65,585	70,782	79,529	88,076	130,145	152,118	183,032	166,073	228,198	244,944
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	26.340	27.274	25.989	19.915	17.574	17.761	14.374	11.411	15.773	16.598
Value at End of Year	31.647	26.340	27.274	25.989	19.915	17.574	17.761	14.374	11.411	15.773
Venture III No. of Units	27,730	31,229	51,914	41,844	11,475	81,263	78,588	9,291	93,798	14,281
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	25.922	26.881	25.653	19.687	17.399	17.610	14.274	11.348	15.710	16.557
Value at End of Year	31.098	25.922	26.881	25.653	19.687	17.399	17.610	14.274	11.348	15.710
Venture III No. of Units	19,293	22,984	32,845	38,879	10,184	53,974	65,234	13,042	61,974	28,054
Small Company Trust (merged into Small Company Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-01-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	14.922	16.264
Value at End of Year	—	—	—	—	—	—	—	—	8.321	14.922
Venture III No. of Units	—	—	—	—	—	—	—	—	24,790	38,307
NY Venture III No. of Units	—	—	—	—	—	—	—	—	2,472	3,949
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	14.895	16.243
Value at End of Year	—	—	—	—	—	—	—	—	8.302	14.895
Venture III No. of Units	—	—	—	—	—	—	—	—	1,840	2,896
NY Venture III No. of Units	—	—	—	—	—	—	—	—	834	838
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	14.813	16.178
Value at End of Year	—	—	—	—	—	—	—	—	8.244	14.813
Venture III No. of Units	—	—	—	—	—	—	—	—	14,740	16,506
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.157
Value at End of Year	—	—	—	—	—	—	—	—	—	14.786
Venture III No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.705	16.092
Value at End of Year	—	—	—	—	—	—	—	—	8.167	14.705
Venture III No. of Units	—	—	—	—	—	—	—	—	831	1,086
Small Company Value Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	31.930	34.387	34.920	26.974	23.582	24.198	20.271	16.140	22.495	23.148
Value at End of Year	41.557	31.930	34.387	34.920	26.974	23.582	24.198	20.271	16.140	22.495
Venture III No. of Units	39,038	42,880	51,848	56,685	85,818	96,844	111,192	122,360	171,979	225,659

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	30.939	33.336	33.871	26.177	22.896	23.506	19.701	15.694	21.885	22.531
Value at End of Year	40.248	30.939	33.336	33.871	26.177	22.896	23.506	19.701	15.694	21.885
Venture III No. of Units	35,981	39,695	44,573	48,871	58,907	80,568	103,947	156,379	184,684	230,192
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	30.277	32.672	33.245	25.732	22.541	23.176	19.454	15.520	21.675	22.349
Value at End of Year	39.327	30.277	32.672	33.245	25.732	22.541	23.176	19.454	15.520	21.675
Venture III No. of Units	2,517	2,586	2,533	2,427	2,469	16,819	17,325	16,644	17,756	18,841
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	30.059	32.453	33.040	25.585	22.424	23.067	19.372	15.463	21.605	22.289
Value at End of Year	39.025	30.059	32.453	33.040	25.585	22.424	23.067	19.372	15.463	21.605
Venture III No. of Units	11,796	12,102	14,755	17,653	18,935	29,043	28,525	44,268	49,447	66,852
Small Company Value Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	29.959	32.329	32.907	25.459	22.293	22.938	19.248	15.350	21.443	22.113
Value at End of Year	38.913	29.959	32.329	32.907	25.459	22.293	22.938	19.248	15.350	21.443
Venture III No. of Units	244,966	276,107	330,789	396,821	502,961	581,450	689,179	854,864	987,779	1,290,443
NY Venture III No. of Units	26,338	27,452	31,796	36,090	46,275	45,812	52,310	58,378	66,419	98,580
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.415	28.519	29.044	22.481	19.695	20.275	17.022	13.582	18.982	19.585
Value at End of Year	34.293	26.415	28.519	29.044	22.481	19.695	20.275	17.022	13.582	18.982
Venture III No. of Units	117,648	130,909	158,128	193,694	239,201	298,942	356,535	398,853	471,069	714,205
NY Venture III No. of Units	49,213	50,034	55,720	77,139	81,671	104,838	114,487	125,787	127,843	178,592
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	25.880	27.984	28.541	22.125	19.413	20.014	16.828	13.447	18.822	19.450
Value at End of Year	33.548	25.880	27.984	28.541	22.125	19.413	20.014	16.828	13.447	18.822
Venture III No. of Units	160,409	172,180	193,795	232,916	280,736	330,776	402,227	473,477	556,159	834,357
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	25.704	27.807	28.375	22.007	19.319	19.928	16.764	13.403	18.769	19.405
Value at End of Year	33.303	25.704	27.807	28.375	22.007	19.319	19.928	16.764	13.403	18.769
Venture III No. of Units	31,932	34,811	39,262	41,792	54,353	64,598	73,911	85,565	92,685	121,407
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	28.847	31.254	31.940	24.809	21.812	22.533	18.983	15.200	21.319	22.074
Value at End of Year	37.319	28.847	31.254	31.940	24.809	21.812	22.533	18.983	15.200	21.319
Venture III No. of Units	10,439	9,933	14,642	17,245	21,773	24,076	23,448	34,555	34,647	43,916
Smaller Company Growth Trust (merged into Small Cap Opportunities Trust eff 12-06-2013) - Series I Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	16.862	14.751	16.143	13.124	12.500	—	—
Value at End of Year	—	—	—	—	16.862	14.751	16.143	13.124	—	—
Venture III No. of Units	—	—	—	—	38,236	42,938	47,312	50,219	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	16.835	14.735	16.134	13.123	12.500	—	—
Value at End of Year	—	—	—	—	16.835	14.735	16.134	13.123	—	—
Venture III No. of Units	—	—	—	—	23,934	38,126	40,616	48,550	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	16.756	14.688	16.107	13.121	12.500	—	—
Value at End of Year	—	—	—	—	16.756	14.688	16.107	13.121	—	—
Venture III No. of Units	—	—	—	—	396	13,343	13,344	13,388	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	16.730	14.673	16.097	13.120	12.500	—	—
Value at End of Year	—	—	—	—	16.730	14.673	16.097	13.120	—	—
Venture III No. of Units	—	—	—	—	3,496	6,391	6,430	7,638	—	—
Smaller Company Growth Trust (merged into Small Cap Opportunities Trust eff 12-06-2013) - Series II Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	16.755	14.688	16.107	13.115	12.500	—	—
Value at End of Year	—	—	—	—	16.755	14.688	16.107	13.115	—	—
Venture III No. of Units	—	—	—	—	182,073	215,662	246,427	283,903	—	—
NY Venture III No. of Units	—	—	—	—	12,172	15,345	15,374	17,262	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	16.729	14.672	16.098	13.114	12.500	—	—
Value at End of Year	—	—	—	—	16.729	14.672	16.098	13.114	—	—
Venture III No. of Units	—	—	—	—	97,693	113,295	122,872	141,676	—	—
NY Venture III No. of Units	—	—	—	—	34,816	36,937	39,181	41,457	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	16.650	14.626	16.070	13.112	12.500	—	—
Value at End of Year	—	—	—	—	16.650	14.626	16.070	13.112	—	—
Venture III No. of Units	—	—	—	—	119,217	124,855	159,011	180,897	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	16.624	14.610	16.061	13.111	12.500	—	—
Value at End of Year	—	—	—	—	16.624	14.610	16.061	13.111	—	—
Venture III No. of Units	—	—	—	—	21,259	98,919	108,136	128,641	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	16.546	14.563	16.034	13.108	12.500	—	—
Value at End of Year	—	—	—	—	16.546	14.563	16.034	13.108	—	—
Venture III No. of Units	—	—	—	—	3,537	43,802	55,322	66,524	—	—
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	17.056	20.662	21.040
Value at End of Year	—	—	—	—	—	—	—	20.704	17.056	20.662
Venture III No. of Units	—	—	—	—	—	—	—	56,939	44,562	64,525
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	13.597	16.481	16.791
Value at End of Year	—	—	—	—	—	—	—	16.498	13.597	16.481
Venture III No. of Units	—	—	—	—	—	—	—	80,974	60,905	78,245
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	13.447	16.323	16.655
Value at End of Year	—	—	—	—	—	—	—	16.291	13.447	16.323
Venture III No. of Units	—	—	—	—	—	—	—	18,793	5,229	5,602
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	13.397	16.271	16.610
Value at End of Year	—	—	—	—	—	—	—	16.223	13.397	16.271
Venture III No. of Units	—	—	—	—	—	—	—	27,317	24,982	33,634
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.145	15.965	16.274
Value at End of Year	—	—	—	—	—	—	—	15.920	13.145	15.965
Venture III No. of Units	—	—	—	—	—	—	—	1,033,520	996,359	1,544,330
NY Venture III No. of Units	—	—	—	—	—	—	—	101,683	87,958	129,989
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	12.914	15.693	16.005
Value at End of Year	—	—	—	—	—	—	—	15.632	12.914	15.693
Venture III No. of Units	—	—	—	—	—	—	—	144,911	169,427	208,073
NY Venture III No. of Units	—	—	—	—	—	—	—	79,709	76,635	123,426
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	12.786	15.561	15.894
Value at End of Year	—	—	—	—	—	—	—	15.454	12.786	15.561
Venture III No. of Units	—	—	—	—	—	—	—	710,744	700,200	930,532
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	12.743	15.517	15.857
Value at End of Year	—	—	—	—	—	—	—	15.395	12.743	15.517
Venture III No. of Units	—	—	—	—	—	—	—	25,528	24,233	25,342
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	11.357	13.850	14.175
Value at End of Year	—	—	—	—	—	—	—	13.700	11.357	13.850
Venture III No. of Units	—	—	—	—	—	—	—	112,556	103,466	137,934

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Strategic Income Opportunities Trust - Series I Shares (units first credited 11-08-2010)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	21.277	21.371	20.680	20.251	18.244	18.179	12.500	—	—	—
Value at End of Year	22.001	21.277	21.371	20.680	20.251	18.244	18.179	—	—	—
Venture III No. of Units	25,368	27,823	34,652	47,904	52,554	56,485	67,596	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	21.154	21.257	20.580	20.163	18.174	18.118	12.500	—	—	—
Value at End of Year	21.862	21.154	21.257	20.580	20.163	18.174	18.118	—	—	—
Venture III No. of Units	65,615	67,278	56,594	57,409	62,295	69,756	92,812	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	20.787	20.920	20.284	19.903	17.966	17.938	12.500	—	—	—
Value at End of Year	21.451	20.787	20.920	20.284	19.903	17.966	17.938	—	—	—
Venture III No. of Units	10,493	10,690	11,251	13,029	13,445	18,989	19,109	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	20.666	20.809	20.186	19.817	17.898	17.878	12.500	—	—	—
Value at End of Year	21.315	20.666	20.809	20.186	19.817	17.898	17.878	—	—	—
Venture III No. of Units	52,086	45,082	36,628	49,617	48,353	41,936	28,369	—	—	—
Strategic Income Opportunities Trust (formerly Strategic Income Trust) - Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	21.055	21.190	20.548	20.163	18.205	17.860	15.985	12.853	14.323	13.798
Value at End of Year	21.742	21.055	21.190	20.548	20.163	18.205	17.860	15.985	12.853	14.323
Venture III No. of Units	427,890	490,461	520,485	649,155	698,548	774,825	982,659	112,707	99,490	150,676
NY Venture III No. of Units	77,293	86,996	89,929	83,699	76,465	94,054	101,862	19,081	20,397	33,367
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.932	21.078	20.449	20.076	18.135	18.104	15.940	12.823	14.297	13.780
Value at End of Year	21.605	20.932	21.078	20.449	20.076	18.135	18.104	15.940	12.823	14.297
Venture III No. of Units	90,080	99,883	104,210	122,164	144,485	136,808	152,950	35,829	35,553	36,698
NY Venture III No. of Units	59,729	59,092	65,585	55,260	61,927	70,572	82,544	17,557	18,035	41,751
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	20.569	20.743	20.155	19.817	17.928	17.924	15.805	12.734	14.218	13.725
Value at End of Year	21.198	20.569	20.743	20.155	19.817	17.928	17.924	15.805	12.734	14.218
Venture III No. of Units	346,418	363,623	388,162	442,308	489,006	566,913	757,130	106,125	82,188	149,812
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	20.450	20.633	20.057	19.731	17.859	17.864	15.760	12.704	14.192	13.707
Value at End of Year	21.064	20.450	20.633	20.057	19.731	17.859	17.864	15.760	12.704	14.192
Venture III No. of Units	14,332	14,358	15,274	18,020	20,421	19,899	27,855	3,623	2,939	2,790
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	20.095	20.305	19.769	19.476	17.655	17.686	15.627	12.615	14.114	13.653
Value at End of Year	20.668	20.095	20.305	19.769	19.476	17.655	17.686	15.627	12.615	14.114
Venture III No. of Units	46,683	49,218	64,641	68,832	96,177	94,734	114,863	19,893	20,155	22,275
Total Bond Market Trust A (merged into Total Bond Market Trust B eff 11-02-2012) - Series II Shares (units first credited 08-02-2010)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	15.035	14.306	12.500	—	—	—
Value at End of Year	—	—	—	—	—	15.035	14.306	—	—	—
Venture III No. of Units	—	—	—	—	—	1,919,830	593,749	—	—	—
NY Venture III No. of Units	—	—	—	—	—	48,212	943	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	15.000	14.280	12.500	—	—	—
Value at End of Year	—	—	—	—	—	15.000	14.280	—	—	—
Venture III No. of Units	—	—	—	—	—	60,082	—	—	—	—
NY Venture III No. of Units	—	—	—	—	—	34,689	3,600	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	14.896	14.202	12.500	—	—	—
Value at End of Year	—	—	—	—	—	14.896	14.202	—	—	—
Venture III No. of Units	—	—	—	—	—	1,344,250	361,161	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	14.861	12.500	—	—	—	—
Value at End of Year	—	—	—	—	—	14.861	—	—	—	—
Venture III No. of Units	—	—	—	—	—	10,355	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	14.757	14.098	12.500	—	—	—
Value at End of Year	—	—	—	—	—	14.757	14.098	—	—	—
Venture III No. of Units	—	—	—	—	—	54,344	90,430	—	—	—
Total Bond Market Trust B - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	12.206	12.403	11.907	12.451	12.500	—	—	—	—	—
Value at End of Year	12.269	12.206	12.403	11.907	12.451	—	—	—	—	—
Venture III No. of Units	1,318,350	1,297,929	1,198,802	1,478,653	2,611,257	—	—	—	—	—
NY Venture III No. of Units	18,373	14,640	30,463	32,601	77,666	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.187	12.390	11.900	12.450	12.500	—	—	—	—	—
Value at End of Year	12.244	12.187	12.390	11.900	12.450	—	—	—	—	—
Venture III No. of Units	20,652	23,287	25,495	14,035	27,327	—	—	—	—	—
NY Venture III No. of Units	3,924	4,304	2,943	3,022	72,709	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	12.130	12.349	11.880	12.447	12.500	—	—	—	—	—
Value at End of Year	12.167	12.130	12.349	11.880	12.447	—	—	—	—	—
Venture III No. of Units	639,492	725,416	680,207	753,855	1,341,820	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.110	12.336	12.446	12.446	12.500	—	—	—	—	—
Value at End of Year	12.142	12.110	12.336	12.446	12.446	—	—	—	—	—
Venture III No. of Units	24,694	28,998	24,726	—	6,487	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	12.053	12.296	11.852	12.443	12.500	—	—	—	—	—
Value at End of Year	12.067	12.053	12.296	11.852	12.443	—	—	—	—	—
Venture III No. of Units	12,637	8,354	8,265	10,492	48,626	—	—	—	—	—
Total Return Trust (merged into Core Bond Trust eff 04-27-2015) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	23.180	22.500	23.348	21.882	21.407	20.218	18.094	17.901	16.776
Value at End of Year	—	—	23.180	22.500	23.348	21.882	21.407	20.218	18.094	17.901
Venture III No. of Units	—	—	133,564	158,440	190,028	279,536	323,988	340,638	330,342	365,881
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	20.719	20.121	20.890	19.588	19.173	18.116	16.222	16.056	15.055
Value at End of Year	—	—	20.719	20.121	20.890	19.588	19.173	18.116	16.222	16.056
Venture III No. of Units	—	—	150,863	182,540	244,490	291,365	329,952	417,602	412,742	486,720
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	20.306	19.750	20.535	19.284	18.904	17.889	16.042	15.903	14.933
Value at End of Year	—	—	20.306	19.750	20.535	19.284	18.904	17.889	16.042	15.903
Venture III No. of Units	—	—	19,329	19,490	22,608	23,595	64,017	66,338	63,975	81,117
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	20.170	19.627	20.418	19.184	18.815	17.814	15.983	15.852	14.893
Value at End of Year	—	—	20.170	19.627	20.418	19.184	18.815	17.814	15.983	15.852
Venture III No. of Units	—	—	47,498	65,447	82,487	92,851	107,788	123,101	125,929	165,549
Total Return Trust (merged into Core Bond Trust eff 04-27-2015) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	19.725	19.197	19.961	18.742	18.372	17.390	15.596	15.454	14.511
Value at End of Year	—	—	19.725	19.197	19.961	18.742	18.372	17.390	15.596	15.454
Venture III No. of Units	—	—	1,279,661	1,688,682	2,669,094	2,723,767	3,349,192	3,701,473	3,153,089	2,876,211
NY Venture III No. of Units	—	—	137,545	232,797	271,997	279,101	344,035	404,632	337,387	291,916
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	19.560	19.046	19.814	18.613	18.255	17.288	15.512	15.378	14.448
Value at End of Year	—	—	19.560	19.046	19.814	18.613	18.255	17.288	15.512	15.378
Venture III No. of Units	—	—	511,532	685,677	872,240	1,035,832	1,252,332	1,306,373	1,212,467	1,470,507
NY Venture III No. of Units	—	—	96,079	120,368	148,844	153,520	168,015	196,683	194,704	270,013
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	19.192	18.716	19.500	18.346	18.020	17.091	15.358	15.249	14.348
Value at End of Year	—	—	19.192	18.716	19.500	18.346	18.020	17.091	15.358	15.249
Venture III No. of Units	—	—	858,591	1,105,387	1,565,444	1,608,025	2,083,614	2,269,052	1,657,745	1,363,522

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	19.071	18.608	19.397	18.258	17.943	17.026	15.307	15.206	14.314
Value at End of Year	—	—	19.071	18.608	19.397	18.258	17.943	17.026	15.307	15.206
Venture III No. of Units	—	—	92,281	106,519	137,621	177,500	240,750	263,662	314,782	247,785
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	17.159	16.767	17.504	16.501	16.240	15.434	13.897	13.826	13.035
Value at End of Year	—	—	17.159	16.767	17.504	16.501	16.240	15.434	13.897	13.826
Venture III No. of Units	—	—	60,974	74,303	93,864	95,916	155,785	132,251	213,726	81,533
Total Stock Market Index Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	18.371	18.796	17.142	13.065	11.500	11.659	10.114	7.979	12.917	12.487
Value at End of Year	20.308	18.371	18.796	17.142	13.065	11.500	11.659	10.114	7.979	12.917
Venture III No. of Units	10,575	16,299	16,393	10,088	27,459	29,255	33,120	36,908	41,119	42,325
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	22.297	22.824	20.827	15.880	13.986	14.186	12.312	9.718	15.741	15.224
Value at End of Year	24.635	22.297	22.824	20.827	15.880	13.986	14.186	12.312	9.718	15.741
Venture III No. of Units	20,058	20,302	24,954	24,614	26,072	25,014	26,188	28,365	42,436	61,150
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	21.819	22.369	20.442	15.610	13.769	13.987	12.157	9.610	15.590	15.101
Value at End of Year	24.072	21.819	22.369	20.442	15.610	13.769	13.987	12.157	9.610	15.590
Venture III No. of Units	131	151	172	193	216	441	471	506	542	556
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	21.663	22.219	20.315	15.521	13.698	13.921	12.106	9.575	15.540	15.060
Value at End of Year	23.887	21.663	22.219	20.315	15.521	13.698	13.921	12.106	9.575	15.540
Venture III No. of Units	22,892	27,472	22,314	12,025	3,712	3,837	4,161	4,974	9,642	26,555
Total Stock Market Index Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	23.401	23.991	21.914	16.740	14.772	14.993	13.040	10.315	16.723	16.195
Value at End of Year	25.816	23.401	23.991	21.914	16.740	14.772	14.993	13.040	10.315	16.723
Venture III No. of Units	62,111	69,059	80,150	96,430	106,718	118,968	148,155	167,185	200,077	256,037
NY Venture III No. of Units	8,867	14,620	11,329	9,347	10,303	11,357	17,640	21,525	29,674	47,821
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	24.204	24.826	22.688	17.340	15.309	15.546	13.528	10.706	17.366	16.826
Value at End of Year	26.688	24.204	24.826	22.688	17.340	15.309	15.546	13.528	10.706	17.366
Venture III No. of Units	75,799	76,402	82,099	81,193	78,924	99,002	111,180	131,685	144,876	187,870
NY Venture III No. of Units	26,792	35,623	64,693	60,322	72,611	82,251	83,595	90,255	101,859	132,817
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	23.714	24.360	22.296	17.065	15.089	15.346	13.374	10.600	17.219	16.710
Value at End of Year	26.108	23.714	24.360	22.296	17.065	15.089	15.346	13.374	10.600	17.219
Venture III No. of Units	187,634	191,359	199,117	163,243	173,072	175,359	200,977	210,021	172,844	288,043
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	23.552	24.206	22.166	16.975	15.017	15.280	13.323	10.565	17.171	16.671
Value at End of Year	25.918	23.552	24.206	22.166	16.975	15.017	15.280	13.323	10.565	17.171
Venture III No. of Units	11,442	12,512	14,872	12,172	17,326	17,814	17,364	19,927	22,094	24,744
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	26.931	27.721	25.422	19.497	17.274	17.604	15.372	12.208	19.872	19.322
Value at End of Year	29.591	26.931	27.721	25.422	19.497	17.274	17.604	15.372	12.208	19.872
Venture III No. of Units	6,022	6,203	8,622	1,475	2,879	3,059	3,621	3,725	4,252	5,458
Ultra Short Term Bond Trust - Series II Shares (units first credited 08-02-2010)
Contracts with no Optional Benefits
Value at Start of Year	11.373	11.579	11.808	12.036	12.193	12.405	12.500	—	—	—
Value at End of Year	11.223	11.373	11.579	11.808	12.036	12.193	12.405	—	—	—
Venture III No. of Units	4,257,915	3,746,156	3,268,929	3,355,844	2,806,682	2,498,999	672,116	—	—	—
NY Venture III No. of Units	438,760	218,412	132,115	143,683	24,986	19,814	38,224	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	11.342	11.554	11.788	12.022	12.184	12.402	12.500	—	—	—
Value at End of Year	11.187	11.342	11.554	11.788	12.022	12.184	12.402	—	—	—
Venture III No. of Units	235,474	268,635	364,670	183,555	65,729	101,819	23,238	—	—	—
NY Venture III No. of Units	206,140	65,091	114,819	87,014	5,436	4,379	7,964	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	11.250	11.477	11.727	11.978	12.158	12.395	12.500	—	—	—
Value at End of Year	11.080	11.250	11.477	11.727	11.978	12.158	12.395	—	—	—
Venture III No. of Units	2,989,737	2,556,834	2,148,404	2,282,394	1,118,484	1,196,866	728,375	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.220	11.452	11.707	11.964	12.150	12.392	12.500	—	—	—
Value at End of Year	11.044	11.220	11.452	11.707	11.964	12.150	12.392	—	—	—
Venture III No. of Units	46,712	18,998	33,500	36,935	4,213	16,427	685	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	11.129	11.377	11.648	11.920	12.124	12.500	—	—	—	—
Value at End of Year	10.938	11.129	11.377	11.648	11.920	12.124	—	—	—	—
Venture III No. of Units	146,831	106,478	38,427	88,076	38,501	9,456	—	—	—	—
U.S. Core Trust (merged into Fundamental Value Trust eff 11-07-2008) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	25.480
Value at End of Year	—	—	—	—	—	—	—	—	—	25.379
Venture III No. of Units	—	—	—	—	—	—	—	—	—	148,076
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.467
Value at End of Year	—	—	—	—	—	—	—	—	—	12.411
Venture III No. of Units	—	—	—	—	—	—	—	—	—	323,281
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.366
Value at End of Year	—	—	—	—	—	—	—	—	—	12.292
Venture III No. of Units	—	—	—	—	—	—	—	—	—	18,099
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.332
Value at End of Year	—	—	—	—	—	—	—	—	—	12.252
Venture III No. of Units	—	—	—	—	—	—	—	—	—	132,063
U.S. Core Trust (merged into Fundamental Value Trust eff 11-07-2008) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.331
Value at End of Year	—	—	—	—	—	—	—	—	—	13.242
Venture III No. of Units	—	—	—	—	—	—	—	—	—	889,344
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	56,478
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.378
Value at End of Year	—	—	—	—	—	—	—	—	—	14.275
Venture III No. of Units	—	—	—	—	—	—	—	—	—	629,409
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	70,692
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.278
Value at End of Year	—	—	—	—	—	—	—	—	—	14.154
Venture III No. of Units	—	—	—	—	—	—	—	—	—	392,147
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.245
Value at End of Year	—	—	—	—	—	—	—	—	—	14.115
Venture III No. of Units	—	—	—	—	—	—	—	—	—	75,223
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.551
Value at End of Year	—	—	—	—	—	—	—	—	—	16.374
Venture III No. of Units	—	—	—	—	—	—	—	—	—	42,741
U.S. Equity Trust (merged into 500 Index Trust B eff 10-21-2016) - Series I Shares (units first credited 04-27-2012)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	17.303	17.498	16.022	12.703	12.500	—	—	—	—	—
Value at End of Year	—	17.303	17.498	16.022	12.703	—	—	—	—	—
Venture III No. of Units	—	14,995	16,646	17,713	19,596	—	—	—	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	17.271	17.475	16.009	12.699	12.500	—	—	—	—	—
Value at End of Year	—	17.271	17.475	16.009	12.699	—	—	—	—	—
Venture III No. of Units	—	16,009	23,400	27,993	39,113	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	17.144	17.382	15.955	12.681	12.500	—	—	—	—	—
Value at End of Year	—	17.144	17.382	15.955	12.681	—	—	—	—	—
Venture III No. of Units	—	9,810	9,889	10,677	7,961	—	—	—	—	—
U.S. Equity Trust (merged into 500 Index Trust B eff 10-21-2016) - Series II Shares (units first credited 04-27-2012)
Contracts with no Optional Benefits
Value at Start of Year	17.178	17.407	15.977	12.682	12.500	—	—	—	—	—
Value at End of Year	—	17.178	17.407	15.977	12.682	—	—	—	—	—
Venture III No. of Units	—	62,370	81,123	91,422	97,477	—	—	—	—	—
NY Venture III No. of Units	—	673	677	680	3,440	—	—	—	—	—
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	17.147	17.384	15.964	12.678	12.500	—	—	—	—	—
Value at End of Year	—	17.147	17.384	15.964	12.678	—	—	—	—	—
Venture III No. of Units	—	46,006	52,779	57,324	63,221	—	—	—	—	—
NY Venture III No. of Units	—	7,929	8,916	9,305	9,707	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	17.052	17.314	15.923	12.665	12.500	—	—	—	—	—
Value at End of Year	—	17.052	17.314	15.923	12.665	—	—	—	—	—
Venture III No. of Units	—	32,981	45,303	48,545	61,156	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	17.021	17.291	15.910	12.661	12.500	—	—	—	—	—
Value at End of Year	—	17.021	17.291	15.910	12.661	—	—	—	—	—
Venture III No. of Units	—	3,337	2,910	7,970	8,041	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	16.927	17.221	15.870	12.648	12.500	—	—	—	—	—
Value at End of Year	—	16.927	17.221	15.870	12.648	—	—	—	—	—
Venture III No. of Units	—	6,623	6,108	6,978	7,296	—	—	—	—	—
U.S. Global Leaders Growth Trust (merged into Blue Chip Growth Trust eff 04-25-2008) - Series I Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.970
Value at End of Year	—	—	—	—	—	—	—	—	—	13.219
Venture III No. of Units	—	—	—	—	—	—	—	—	—	98,858
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.952
Value at End of Year	—	—	—	—	—	—	—	—	—	13.195
Venture III No. of Units	—	—	—	—	—	—	—	—	—	172,908
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.901
Value at End of Year	—	—	—	—	—	—	—	—	—	13.123
Venture III No. of Units	—	—	—	—	—	—	—	—	—	2,372
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.884
Value at End of Year	—	—	—	—	—	—	—	—	—	13.099
Venture III No. of Units	—	—	—	—	—	—	—	—	—	28,808
U.S. Global Leaders Growth Trust (merged into Blue Chip Growth Trust eff 04-25-2008) - Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.943
Value at End of Year	—	—	—	—	—	—	—	—	—	13.175
Venture III No. of Units	—	—	—	—	—	—	—	—	—	277,680
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	35,317
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.926
Value at End of Year	—	—	—	—	—	—	—	—	—	13.151
Venture III No. of Units	—	—	—	—	—	—	—	—	—	200,450
NY Venture III No. of Units	—	—	—	—	—	—	—	—	—	40,589

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.875
Value at End of Year	—	—	—	—	—	—	—	—	—	13.079
Venture III No. of Units	—	—	—	—	—	—	—	—	—	143,182
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.858
Value at End of Year	—	—	—	—	—	—	—	—	—	13.055
Venture III No. of Units	—	—	—	—	—	—	—	—	—	36,693
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.807
Value at End of Year	—	—	—	—	—	—	—	—	—	12.984
Venture III No. of Units	—	—	—	—	—	—	—	—	—	15,154
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	15.905	16.401	16.166
Value at End of Year	—	—	—	—	—	—	—	16.957	15.905	16.401
Venture III No. of Units	—	—	—	—	—	—	—	104,210	121,077	103,644
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	13.731	14.166	13.971
Value at End of Year	—	—	—	—	—	—	—	14.632	13.731	14.166
Venture III No. of Units	—	—	—	—	—	—	—	138,927	100,473	124,026
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	13.579	14.031	13.858
Value at End of Year	—	—	—	—	—	—	—	14.448	13.579	14.031
Venture III No. of Units	—	—	—	—	—	—	—	8,469	20,786	8,765
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	13.529	13.986	13.820
Value at End of Year	—	—	—	—	—	—	—	14.387	13.529	13.986
Venture III No. of Units	—	—	—	—	—	—	—	33,283	22,226	20,492
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.376	13.826	13.658
Value at End of Year	—	—	—	—	—	—	—	14.239	13.376	13.826
Venture III No. of Units	—	—	—	—	—	—	—	1,227,472	1,365,227	1,159,441
NY Venture III No. of Units	—	—	—	—	—	—	—	53,910	45,404	39,669
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	13.210	13.661	13.501
Value at End of Year	—	—	—	—	—	—	—	14.055	13.210	13.661
Venture III No. of Units	—	—	—	—	—	—	—	395,459	337,789	426,002
NY Venture III No. of Units	—	—	—	—	—	—	—	64,762	76,631	89,990
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	13.079	13.546	13.408
Value at End of Year	—	—	—	—	—	—	—	13.895	13.079	13.546
Venture III No. of Units	—	—	—	—	—	—	—	717,951	569,128	283,726
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	13.036	13.508	13.377
Value at End of Year	—	—	—	—	—	—	—	13.842	13.036	13.508
Venture III No. of Units	—	—	—	—	—	—	—	74,813	74,999	84,373
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	12.285	12.749	12.644
Value at End of Year	—	—	—	—	—	—	—	13.025	12.285	12.749
Venture III No. of Units	—	—	—	—	—	—	—	26,845	26,865	28,416
U.S. High Yield Bond Trust (merged into High Yield Trust eff 11-08-2010) - Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	10.859	13.984	13.846
Value at End of Year	—	—	—	—	—	—	—	15.635	10.859	13.984
Venture III No. of Units	—	—	—	—	—	—	—	52,869	56,050	43,968
NY Venture III No. of Units	—	—	—	—	—	—	—	1,619	—	—

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	10.839	13.965	13.834
Value at End of Year	—	—	—	—	—	—	—	15.599	10.839	13.965
Venture III No. of Units	—	—	—	—	—	—	—	34,515	8,923	12,919
NY Venture III No. of Units	—	—	—	—	—	—	—	304	306	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	10.779	13.910	13.800
Value at End of Year	—	—	—	—	—	—	—	15.490	10.779	13.910
Venture III No. of Units	—	—	—	—	—	—	—	37,313	4,634	8,153
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	10.760	13.891	13.788
Value at End of Year	—	—	—	—	—	—	—	15.454	10.760	13.891
Venture III No. of Units	—	—	—	—	—	—	—	5,669	999	448
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	10.701	13.836	13.754
Value at End of Year	—	—	—	—	—	—	—	15.346	10.701	13.836
Venture III No. of Units	—	—	—	—	—	—	—	145	207	861
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009)
Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	14.592	14.886
Value at End of Year	—	—	—	—	—	—	—	—	8.771	14.592
Venture III No. of Units	—	—	—	—	—	—	—	—	202,097	292,300
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.274	14.570
Value at End of Year	—	—	—	—	—	—	—	—	8.576	14.274
Venture III No. of Units	—	—	—	—	—	—	—	—	221,739	272,523
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	—	—	—	—	—	—	14.138	14.452
Value at End of Year	—	—	—	—	—	—	—	—	8.481	14.138
Venture III No. of Units	—	—	—	—	—	—	—	—	39,319	32,337
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	—	—	—	—	—	—	—	—	14.092	14.413
Value at End of Year	—	—	—	—	—	—	—	—	8.449	14.092
Venture III No. of Units	—	—	—	—	—	—	—	—	62,143	73,770
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009)
Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	15.014	15.345
Value at End of Year	—	—	—	—	—	—	—	—	9.008	15.014
Venture III No. of Units	—	—	—	—	—	—	—	—	989,404	1,049,829
NY Venture III No. of Units	—	—	—	—	—	—	—	—	84,206	102,502
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	15.745	16.100
Value at End of Year	—	—	—	—	—	—	—	—	9.442	15.745
Venture III No. of Units	—	—	—	—	—	—	—	—	749,027	983,914
NY Venture III No. of Units	—	—	—	—	—	—	—	—	121,116	142,468
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	15.612	15.989
Value at End of Year	—	—	—	—	—	—	—	—	9.348	15.612
Venture III No. of Units	—	—	—	—	—	—	—	—	314,548	397,789
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	15.568	15.952
Value at End of Year	—	—	—	—	—	—	—	—	9.317	15.568
Venture III No. of Units	—	—	—	—	—	—	—	—	84,201	100,916
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	17.867	18.335
Value at End of Year	—	—	—	—	—	—	—	—	10.677	17.867
Venture III No. of Units	—	—	—	—	—	—	—	—	21,069	28,643

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Utilities Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	24.969	29.781	26.891	22.675	20.285	19.336	17.255	13.113	21.730	17.341
Value at End of Year	27.350	24.969	29.781	26.891	22.675	20.285	19.336	17.255	13.113	21.730
Venture III No. of Units	9,386	11,317	13,116	17,775	25,164	26,353	33,982	50,789	61,050	79,120
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	28.470	33.974	30.693	25.894	23.175	22.102	19.733	15.004	24.877	19.862
Value at End of Year	31.169	28.470	33.974	30.693	25.894	23.175	22.102	19.733	15.004	24.877
Venture III No. of Units	11,978	13,860	15,711	23,702	27,396	32,182	46,432	52,268	56,684	81,943
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	27.861	33.297	25.454	25.454	22.816	21.792	19.485	14.838	24.638	19.702
Value at End of Year	30.456	27.861	33.297	25.454	25.454	22.816	21.792	19.485	14.838	24.638
Venture III No. of Units	174	202	203	—	583	962	3,418	4,452	5,386	5,328
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	27.661	33.074	29.939	25.309	22.697	21.690	19.403	14.783	24.559	19.648
Value at End of Year	30.222	27.661	33.074	29.939	25.309	22.697	21.690	19.403	14.783	24.559
Venture III No. of Units	5,151	5,215	5,435	10,764	11,021	11,545	12,409	12,910	13,853	21,711
Utilities Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	35.043	41.923	37.914	32.027	28.725	27.401	24.516	18.674	30.990	24.790
Value at End of Year	38.318	35.043	41.923	37.914	32.027	28.725	27.401	24.516	18.674	30.990
Venture III No. of Units	67,380	86,791	109,998	117,922	121,730	174,244	193,621	242,589	291,182	487,933
NY Venture III No. of Units	12,550	13,763	15,070	20,853	21,204	23,364	26,856	29,954	35,091	40,567
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	37.783	45.223	40.919	34.583	31.033	29.617	26.512	20.205	33.546	26.848
Value at End of Year	41.293	37.783	45.223	40.919	34.583	31.033	29.617	26.512	20.205	33.546
Venture III No. of Units	22,622	21,702	32,468	42,827	58,256	72,082	73,443	88,543	93,059	129,562
NY Venture III No. of Units	22,757	18,636	19,767	21,864	24,087	27,088	31,556	34,838	35,593	45,373
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	37.017	44.373	40.210	34.035	30.588	29.235	26.210	20.004	33.264	26.662
Value at End of Year	40.396	37.017	44.373	40.210	34.035	30.588	29.235	26.210	20.004	33.264
Venture III No. of Units	28,021	31,442	43,199	58,269	69,805	83,232	100,301	132,499	149,479	262,129
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	36.766	44.094	39.977	33.854	30.441	29.109	26.110	19.938	33.170	26.600
Value at End of Year	40.101	36.766	44.094	39.977	33.854	30.441	29.109	26.110	19.938	33.170
Venture III No. of Units	2,950	3,212	3,715	6,150	7,253	8,846	18,918	22,382	27,584	36,452
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	37.940	45.571	41.378	35.094	31.603	30.266	27.188	20.792	34.644	27.824
Value at End of Year	41.321	37.940	45.571	41.378	35.094	31.603	30.266	27.188	20.792	34.644
Venture III No. of Units	5,650	9,604	11,985	10,623	10,545	13,960	14,755	17,329	21,976	38,771
Value Trust - Series I Shares (units first credited 08-01-2001)
Contracts with no Optional Benefits (not issued in NY)
Value at Start of Year	40.941	45.685	42.291	31.754	27.494	27.680	23.025	16.580	28.509	26.785
Value at End of Year	46.619	40.941	45.685	42.291	31.754	27.494	27.680	23.025	16.580	28.509
Venture III No. of Units	5,418	7,442	9,668	10,120	13,473	21,944	38,321	51,666	63,986	83,029
Contracts with the Annual Step-Up Death Benefit (issued prior to 5-5-2003)
Value at Start of Year	28.086	31.356	29.041	21.816	18.899	19.037	15.843	11.414	19.636	18.458
Value at End of Year	31.965	28.086	31.356	29.041	21.816	18.899	19.037	15.843	11.414	19.636
Venture III No. of Units	24,336	26,310	30,621	32,977	36,442	48,745	53,635	56,929	68,457	87,871
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003 (not issued in NY)) or Contracts with GEM (all issue dates (not issued in NY))
Value at Start of Year	—	—	28.505	21.445	18.606	18.769	15.644	11.288	19.448	18.309
Value at End of Year	—	—	—	28.505	21.445	18.606	18.769	15.644	11.288	19.448
Venture III No. of Units	—	—	—	78	93	15,647	15,649	15,655	15,665	16,260
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003) (not issued in NY)
Value at Start of Year	27.288	30.525	28.328	21.323	18.509	18.681	15.578	11.246	19.386	18.259
Value at End of Year	30.994	27.288	30.525	28.328	21.323	18.509	18.681	15.578	11.246	19.386
Venture III No. of Units	12,796	13,961	14,816	17,140	19,864	29,362	29,347	38,122	28,258	34,251

Venture III Prior

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Value Trust - Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	29.241	32.712	30.340	22.831	19.809	19.971	16.647	12.021	20.700	19.486
Value at End of Year	33.240	29.241	32.712	30.340	22.831	19.809	19.971	16.647	12.021	20.700
Venture III No. of Units	124,440	144,446	165,512	202,460	222,585	262,213	317,349	381,429	443,871	555,610
NY Venture III No. of Units	25,801	29,162	29,066	30,753	30,691	24,404	27,929	27,708	34,211	45,299
Contracts with the Annual Step Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	28.683	32.103	29.791	22.428	19.470	19.639	16.379	11.833	20.386	19.201
Value at End of Year	32.589	28.683	32.103	29.791	22.428	19.470	19.639	16.379	11.833	20.386
Venture III No. of Units	23,963	26,962	34,402	40,279	45,641	67,214	73,618	94,820	98,713	131,979
NY Venture III No. of Units	8,471	8,983	7,899	9,275	12,732	26,528	28,984	31,903	38,245	44,247
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with GEM (all issue dates)
Value at Start of Year	28.101	31.500	29.275	22.073	19.190	19.386	16.192	11.715	20.214	19.068
Value at End of Year	31.881	28.101	31.500	29.275	22.073	19.190	19.386	16.192	11.715	20.214
Venture III No. of Units	72,222	86,086	93,340	109,714	148,710	173,460	199,356	201,030	228,898	277,579
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	27.910	31.302	29.105	21.956	19.098	19.302	16.130	11.676	20.158	19.024
Value at End of Year	31.648	27.910	31.302	29.105	21.956	19.098	19.302	16.130	11.676	20.158
Venture III No. of Units	9,290	14,292	14,649	17,957	15,152	16,163	14,460	19,668	16,738	24,934
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-2003)
Value at Start of Year	34.730	39.008	36.325	27.444	23.907	24.199	20.253	14.683	25.386	23.994
Value at End of Year	39.322	34.730	39.008	36.325	27.444	23.907	24.199	20.253	14.683	25.386
Venture III No. of Units	13,061	13,393	13,202	14,489	15,478	16,716	20,070	15,561	14,503	20,726

To obtain a Venture III® Variable Annuity

Statement of Additional Information (“SAI”)

Send this request to:

For Contracts issued in a state/jurisdiction other than the State of New York:

Venture III® SAI

John Hancock Annuities Service Center

P.O. Box 55444

Boston, MA 02205-5444

For Contracts issued in the State of New York:

Venture III® NY SAI

John Hancock Annuities Service Center

P.O. Box 55445

Boston, MA 02205-5445

cut along dotted line

Please send me a Venture III® Variable Annuity Statement of Additional Information dated May 1, 2017, for

☐	Contracts issued in a state/jurisdiction other than the State of New York (Separate Account H).

☐	Contracts issued in the State of New York (Separate Account A).

Please check one box. If no box is checked, we will mail the Statement of Additional Information applicable to Contracts with the address of record written below. If no Contracts are listed with the address of record written below, we may be unable to fulfill the request.

Name

Address

City State Zip

Venture III® is a registered service mark of John Hancock Life Insurance Company (U.S.A.)

and is used under license by John Hancock Life Insurance Company of New York

Wealthmark ML3 Variable Annuity Prospectus

PREVIOUSLY ISSUED CONTRACTS

May 1, 2017, as supplemented on May 30, 2017

This Prospectus describes interests in WEALTHMARK ML3 flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) that were previously issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. These Contracts are no longer offered for sale, however, you may make Additional Purchase Payments as permitted under your Contract and our administrative rules. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark ML3 Variable Annuity Contract for the name of your issuing Company.

Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments (to the extent permitted under your Contract) to Variable Investment Options. If you do, we will measure your Contract Value (other than amounts allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST

500 Index Trust B1

Active Bond Trust

American Asset Allocation Trust

American Global Growth Trust

American Growth Trust

American Growth-Income Trust

American International Trust

American New World Trust

Blue Chip Growth Trust

Bond Trust

Capital Appreciation Trust

Capital Appreciation Value Trust

Core Bond Trust

Core Strategy Trust

Equity Income Trust

Financial Industries Trust

Fundamental All Cap Core Trust

Fundamental Large Cap Value Trust

Global Bond Trust

Global Trust

Health Sciences Trust

High Yield Trust

International Equity Index Trust B

International Growth Stock Trust

International Small Company Trust

International Value Trust[2]

Investment Quality Bond Trust

Lifestyle Aggressive MVP

Lifestyle Aggressive PS Series

Lifestyle Balanced MVP

Lifestyle Balanced PS Series

Lifestyle Conservative MVP

Lifestyle Conservative PS Series

Lifestyle Growth MVP

Lifestyle Growth PS Series

Lifestyle Moderate MVP

Lifestyle Moderate PS Series

Mid Cap Index Trust

Mid Cap Stock Trust

Mid Value Trust

Money Market Trust[3]

Real Estate Securities Trust

Science & Technology Trust

Short Term Government Income Trust

Small Cap Growth Trust

Small Cap Index Trust

Small Cap Opportunities Trust

Small Cap Value Trust

Small Company Value Trust

Strategic Income Opportunities Trust

Total Bond Market Trust B

Total Stock Market Index Trust

Ultra Short Term Bond Trust

Utilities Trust

Value Trust

DEUTSCHE FUNDS

Deutsche Equity 500 Index VIP[3]

1 Successor to U.S, Equity Trust.2 Successor to International Core Trust.

3 Subject to restrictions (see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”).

Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and the Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Annuities Service Center		Annuities Service Center
Mailing Address	Overnight Mail Address	Mailing Address	Overnight Mail Address
P.O. Box 55444	30 Dan Road – Suite 55444	P.O. Box 55445	30 Dan Road – Suite 55444
Boston, MA 02205-5444	Canton, MA 02021-2809	Boston, MA 02205-5445	Canton, MA 02021-2809
www.jhannuities.com	(800) 344-1029	www.jhannuitiesnewyork.com	(800) 551-2078

0517:ML3-1

ii

I. Glossary

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 Act: The Investment Company Act of 1940, as amended.

Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.

Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.

Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.

Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider turns age 95.

Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”

Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Annuities Service Center: The mailing address and overnight mail address of our service office is listed on the first page of this Prospectus.

Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

Code: The Internal Revenue Code of 1986, as amended.

1

Company: John Hancock USA or John Hancock New York, as applicable.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.

Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.

Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.

Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Financial Account Plan. A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.

Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.

Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.

Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

2

Investment Options: The investment choices available to Contract Owners.

John Hancock New York: John Hancock Life Insurance Company of New York.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

Nonqualified Contract: A Contract which is not issued under a Qualified Plan.

Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Pay-out Period: The period when we make annuity payments to the Annuitant following the Annuity Commencement Date.

Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.

Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

Prospectus: This prospectus that describes interests in the Contracts.

Purchase Payment: An amount you pay to us for the benefits provided by the Contract.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Rider: An optional benefit that you may have elected for an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.

Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.

Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

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Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.

Step-Up Date: The date on which we determine whether a Step-Up could occur.

Subaccount: A separate division of the applicable Separate Account.

Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.

Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.

Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

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II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. Please read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.

What kind of Contract is described in this Prospectus?

Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

We no longer offer the Contracts described in this Prospectus for sale; however, you may make Additional Purchase Payments as permitted under your Contract.

Who issued my Contract?

Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

What are some benefits of the Contract?

The Contract offers access to Variable Investment Options, tax-deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.” In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.

The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

How does the Contract work?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more annuity payments under the Contract, for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable, and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?

That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances, and you may be unable to make an Additional Purchase Payment.

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Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract - Purchase Payments”).

Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year you become age 70 1⁄2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.

Annuity Pay-out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).

What charges do I pay under the Contract?

Your Contract’s asset-based charges compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a guaranteed minimum withdrawal benefit Rider), or if you surrender your Contract, in its entirety, for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.

What are my investment choices?

Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.

Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you have invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct – see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

In selecting Variable Investment Options under a Contract, you should consider:

●	You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.
●	Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.

Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted. If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from the Money Market cannot be replaced (please refer to “V. Description of the Contract – Purchase Payments”).

Restrictions on the Deutsche Equity 500 Index VIP Investment Option. You are not permitted to make new investments in the Deutsche Equity 500 Index VIP Investment Option. Transfers of amounts from other Investment Options into this Investment Option also are not permitted. If you currently have Contract Value in the Deutsche Equity 500 Index VIP Investment Option, you may continue to keep that Contract Value in that Investment Option, but any transfer or withdrawal from it cannot be replaced (please refer to “V. Description of the Contract – Purchase Payments”).

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Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment

Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.

How can I change my investment choices?

Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for Additional Purchase Payments (to the extent permitted under the Contract and not subject to restrictions) at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract - Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described “Transfers During the Pay-out Period.”

The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust and Deutsche Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).

How do I access my money?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal (See “VI. Charges and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.

What types of optional benefit Riders may have been available to me under the Contract?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. Please review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this Prospectus:

Appendix B: Optional Enhanced Death Benefits

●	Annual Step-Up Death Benefit.
●	Enhanced Earnings Death Benefit – not offered in New York or Washington;
●	Accelerated Beneficiary Protection Death Benefit – not offered in New York or Washington.

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Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

●	Income Plus For Life® 12.08;
●	Income Plus For Life – Joint Life® 12.08;
●	Income Plus For Life® (Quarterly Step-Up Review);
●	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);
●	Income Plus For Life® (Annual Step-Up Review);
●	Income Plus For Life – Joint Life® (Annual Step-Up Review);
●	Principal Plus (formerly known as “Guaranteed Principal Plus”);
●	Principal Plus for Life (formerly known as “Guaranteed Principal Plus for Life”);
●	Principal Plus for Life Plus Automatic Annual Step-Up; and
●	Principal Returns.

We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all six Income Plus For Life® Riders issued with the Contracts, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus For Life® 12.08; and Income Plus For Life – Joint Life® 12.08.

If you elected to purchase any one of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.

Appendix D: Optional Guaranteed Minimum Income Benefits

●	Guaranteed Retirement Income Benefits* – offered by John Hancock USA;
●	Guaranteed Retirement Income Benefits* – offered by John Hancock New York.

*May also, in marketing and other materials, be referred to as “Guaranteed Retirement Income Programs.”

What are the tax consequences of owning a Contract?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

●	withdrawals (including surrenders and systematic withdrawals);
●	payment of any death benefit proceeds;
●	periodic payments under one of our annuity payment options;
●	certain ownership changes; and
●	any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

●	the type of the distribution;
●	when the distribution is made;
●	the nature of any Qualified Plan for which the Contract is being used; and
●	the circumstances under which the payments are made.

If your Contract was issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.

A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1⁄2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.

A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Purchasers of Contracts for use with any retirement plan should consult with a qualified tax professional.

We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.

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Do I receive Transaction Confirmations?

We send you a confirmation statement for certain transactions in your Investment Accounts. Please review these transaction confirmations carefully to verify their accuracy. Please report any mistakes immediately to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, please register for electronic delivery of your transaction confirmations by contacting the John Hancock Annuities Service Center at the applicable telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.

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III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Wealthmark ML3 Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

Withdrawal Charge (as percentage of Purchase Payments)[2]
First Year	6%
Second Year	5%
Third Year	4%
Thereafter	0%

Transfer Fee[3]
Maximum Fee	$25
Current Fee	$0

[1]   State premium taxes, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VI. Charges and Deductions - Premium Taxes”), may also apply to your Contract.

[2]   The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

[3]   This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

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The following table describes fees and expenses that you pay periodically during the time that you own the Contract. This table does not include annual Portfolio operating expenses.

Periodic Fees and Expenses Other than Portfolio Expenses

	John Hancock USA	John Hancock NY
Annual Contract Fee	$ 0	$ 0

Annual Separate Account Expenses[1] (as a percentage of Contract Value in the Variable Investment Options)
Mortality and expense risks fee[2]	1.25%	1.25%
Distribution fee	0.25%	0.25%
Administration fee- asset based	0.15%	0.15%
Total Annual Separate Account Expenses (With No Optional Benefits Reflected)	1.65%	1.65%

Optional Benefits

Fees Deducted from Separate Account
Optional Annual Step-Up Death Benefit Fee[3]	0.20%	0.20%
Optional Enhanced Earnings Death Benefit Fee	0.20%	not offered
Total Annual Separate Account Expenses[4] (With Annual Step-Up Death Benefit and Enhanced Earnings Death Benefit fee reflected, as applicable)	2.05%	1.85%

Other Fees deducted from Contract Value
Optional Guaranteed Minimum Income Benefit Rider Fee[5]
Guaranteed Retirement Income Benefit II	0.45%	0.45%
Guaranteed Retirement Income Benefit III	0.50%	not offered
Optional Accelerated Beneficiary Protection Death Benefit[6] (as a percentage of Accelerated Beneficiary Protection Death Benefit)	0.50%	not offered

Optional Guaranteed Minimum Withdrawal Benefit Riders (We deduct the fee, as applicable, on an annual basis from Contract Value.)
	Income Plus For Life® (Annual Step-Up Review)[7]	Income Plus For Life – Joint Life® (Annual Step-Up Review) (not available in New York)[7]	Income Plus For Life® (Quarterly Step-Up Review) (issued outside New York)[7]	Income Plus For Life® (Quarterly Step-Up Review) (issued in New York)[7]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued outside New York)[7]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued in New York)[7]	Income Plus For Life® 12.08 (issued outside New York)[7]

Maximum Fee	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee	0.60%	0.60%	0.75%	0.70%	0.75%	0.70%	0.85%

Optional Guaranteed Minimum Withdrawal Benefit Riders (We deduct the fee, as applicable, on an annual basis from Contract Value.)
	Income Plus For Life® 12.08 (issued in New York)[7]	Income Plus For Life – Joint Life® 12.08 (issued outside New York)[7]	Income Plus For Life – Joint Life® 12.08 (issued in New York)[7]	Principal Plus for Life Plus Automatic Annual Step- Up8	Principal Plus for Life[9]	Principal Plus[9]	Principal Returns[10]

Maximum Fee	1.20%	1.20%	1.20%	1.20%	0.75%	0.75%	0.95%
Current Fee	0.80%	0.85%	0.80%	0.70%	0.40%	0.30%	0.50%

[1]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
[2]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of a Contract Owner.
[3]	The charge for the optional Annual Step-Up Death Benefit is 0.05% of the value of the Variable Investment Options if you purchased the Rider from John Hancock USA prior to May 2003 or from John Hancock New York prior to August 2005.

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[4]	Amount shown includes the Mortality and Expense Risks Fee, Administration Fee as well as the optional Annual Step-Up Death Benefit Fee, as applicable.
[5]	Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D for availability. This fee is deducted from Contract Value. This is an annual charge applied as a percentage of the Income Base.
[6]	Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.
[7]	The current charge for each of the Income Plus For Life® Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped-up to equal the Contract Value.
[8]	The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is a percentage of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.
[9]	The current charge is 0.40% for the Principal Plus for Life Rider and 0.30% for Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value. This is an annual charge applied as a percentage of the Adjusted Guaranteed Withdrawal Balance. The charge is deducted on an annual basis from the Contract Value.
[10]	The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is Stepped-up to equal the Contract Value.

The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.

Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2016)	Minimum	Maximum
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses	0.25%	1.32%

Examples

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses. Examples 1 and 2 pertain to Wealthmark ML3 Contracts with optional benefit Riders and Example 3 pertains to Wealthmark ML3 Contracts without optional benefit Riders.

Example 1. Maximum Portfolio operating expenses – Wealthmark ML3 Contract with optional Riders

Wealthmark ML3 Contract with optional benefit Riders. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and Income Plus For Life® optional benefit Riders and, for John Hancock New York Contracts, the Annual Step-Up Death Benefit and Income Plus For Life® Riders. The Income Plus For Life® Rider was not available at issue of your contract, but you may be eligible to exchange a previously purchased optional guaranteed minimum withdrawal benefit rider for Income Plus For Life®. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and Income Plus For Life®
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,017	$1,799	$2,429	$5,060
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$468	$1,431	$2,429	$5,060

John Hancock New York Annual Step-Up Death Benefit and Income Plus For Life®
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	998	$1,744	$2,336	$4,892
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$448	$1,374	$2,336	$4,892

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Example 2. Maximum Portfolio operating expenses – Wealthmark ML3 Contract with optional benefit Riders

Wealthmark ML3 Contract with optional benefit Riders. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and Principal Plus for Life optional Riders. For John Hancock New York, this example assumes that you invest in a Contract with the Annual Step-Up Death Benefit and Principal Plus for Life Riders. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and Principal Plus for Life
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$967	$1,645	$2,153	$4,453
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$418	$1,274	$2,153	$4,453

John Hancock New York Annual Step-Up Death Benefit and Principal Plus for Life
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$949	$1,590	$2,059	$4,280
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$398	$1,216	$2,059	$4,280

Example 3. Maximum Portfolio operating expenses – Wealthmark ML3 Contract with previously offered optional benefit Riders:

Wealthmark ML3 Contract with previously offered optional benefit Riders. The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit rider. For John Hancock New York, this example assumes you invest in a Contract with the Annual Step-Up Death Benefit and Guaranteed Retirement Income Benefit II Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Annual Step-Up Death Benefit, Enhanced Earnings Death Benefit and Guaranteed Retirement Income Benefit III
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$941	$1,568	$2,021	$4,202
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$392	$1,194	$2,021	$4,202

John Hancock New York Annual Step-Up Death Benefit and Guaranteed Retirement Income Benefit II
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$904	$1,458	$1,836	$3,867
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$353	$1,079	$1,836	$3,867

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Example 4. Minimum Portfolio operating expenses – Wealthmark ML3 Contract with no optional Riders:

Wealthmark ML3 Contract with no optional benefit Riders. The third example assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA and John Hancock New York No Optional Benefit Riders
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$730	$1,029	$1,311	$1,980
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$171	$529	$911	$1,980

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

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IV. General Information about Us, the Separate Accounts and the Portfolios

The Companies

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center – its mailing address is P.O. Box 55444, Boston, MA 02205-5444; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuities.com.

John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center – its mailing address is P.O. Box 55445, Boston, MA 02205-5445; its overnight mail address is 30 Dan Road – Suite 55444, Canton, MA 02021-2809; and its email address is www.jhannuitiesnewyork.com.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.

The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as any Fixed Investment Option, the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders. Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.

The Separate Accounts

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.

We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or (in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.

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We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Portfolios

When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

●	the John Hancock Variable Insurance Trust; or
●	the Deutsche Funds.

The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management

The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Accounts.

Our Managed Volatility Portfolios (“MVP“s)

In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders). We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and that allow us to effectively and efficiently manage our exposure under the Contracts (and optional benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).

During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Portfolio without the managed volatility strategy. The managed volatility strategy may also suppress the value of the guaranteed Rider benefits. On the other hand, the managed volatility strategy seeks to manage the volatility of returns and limit the magnitude of Portfolio losses during declining markets with high volatility, although there is no guarantee that it will do so.

The five MVPs offered under the Contract have the following objectives and strategies:

Lifestyle Aggressive MVP. Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 15% to 18.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the Portfolio’s objective.

Lifestyle Balanced MVP. Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 8.25% to 10.25%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities (either directly or through investment in underlying portfolios or derivatives) or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The Portfolio’s exposure to equity securities normally will not exceed 100%.

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Lifestyle Conservative MVP. Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 5.5% to 6.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 22%.

Lifestyle Growth MVP. Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 11% to 13%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 77%.

Lifestyle Moderate MVP. Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 7% to 9%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 44%.

You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio.

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

Fees and expenses of the Portfolios include investment management fees, Rule 12b-1 fees and other operating expenses. The fees and expenses are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the

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“American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any additional charge to you.

Funds of Funds and Master-Feeder Funds

Each of the John Hancock Variable Insurance Trust’s Core Strategy Trust, Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP and Lifestyle Moderate MVP Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series,(“JHVIT Funds of Funds”) is a “fund of funds” that invests in other underlying mutual funds. Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the JHVIT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of those portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio.

Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World Trusts (“JHVIT American Fund Portfolios”) invests in Class 1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding “master fund” which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.

Portfolio Investment Objectives

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the investment objectives of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center website, phone number or address shown on the first page of this Prospectus. Please read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective

500 Index Trust B (successor to U.S. Equity Trust) Series NAV	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]	Seeks income and capital appreciation.
American Asset Allocation Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Global Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.
American Growth Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital.
American Growth-Income Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks to provide growth of capital and income.
American International Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term growth of capital.
American New World Trust Series II	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	Seeks long-term capital appreciation.
Blue Chip Growth Trust Series II	T. Rowe Price Associates, Inc.	Seeks to provide long-term growth of capital. Current income is a secondary objective.
Bond Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks income and capital appreciation.
Capital Appreciation Trust Series II	Jennison Associates LLC	Seeks long-term growth of capital.
Capital Appreciation Value Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
Core Bond Trust Series II	Wells Capital Management, Incorporated	Seeks total return consisting of income and capital appreciation.
Core Strategy Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long term growth of capital; current income is also a consideration.
Equity Income Trust Series II	T. Rowe Price Associates, Inc.	Seeks to provide substantial dividend income and also long-term growth of capital.
Financial Industries Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks growth of capital.
Fundamental All Cap Core Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks long-term growth of capital.
Fundamental Large Cap Value Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks long-term capital appreciation.
Global Bond Trust Series II	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective

Global Trust Series II	Templeton Global Advisors Limited	Seeks long-term capital appreciation.
Health Sciences Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
High Yield Trust[2] Series II	Western Asset Management Company	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
International Equity Index Trust B Series NAV	SSgA Funds Management, Inc.	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock Trust Series II	Invesco Advisers, Inc.	Seeks long term growth of capital.
International Small Company Trust Series II	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
International Value Trust (successor to International Core Trust)[3] Series II	Templeton Investment Counsel, LLC	Seeks long-term growth of capital.
Investment Quality Bond Trust Series II	Wellington Management Company, LLP	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Aggressive PS Series Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital.
Lifestyle Balanced MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Balanced PS Series Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Conservative MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Conservative PS Series Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a high level of current income with some consideration given to growth of capital.

20

JOHN HANCOCK VARIABLE INSURANCE TRUST

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective

Lifestyle Growth MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Growth PS Series (successor to Franklin Templeton Founding Allocation Trust) Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate MVP Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses.
Lifestyle Moderate PS Series Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Mid Cap Index Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index.
Mid Cap Stock Trust Series II	Wellington Management Company, LLP	Seeks long-term growth of capital.
Mid Value Trust Series II	T. Rowe Price Associates, Inc.	Seek long-term capital appreciation.
Money Market Trust Series NAV	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks to obtain maximum current income consistent with preservation of principal and liquidity.
Real Estate Securities Trust[4] Series II	Deutsche Investment Management Americas Inc. (“DIMA”)	Seeks to achieve a combination of long-term capital appreciation and current income.
Science & Technology Trust Series II	T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC[5]	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective.
Short Term Government Income Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth Trust Series II	Wellington Management Company, LLP	Seeks long-term capital appreciation.
Small Cap Index Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Small Cap Opportunities Trust Series II	Dimensional Fund Advisors LP & Invesco Advisers, Inc.[6]	Seeks long-term capital appreciation.
Small Cap Value Trust Series II	Wellington Management Company, LLP	Seeks long-term capital appreciation.
Small Company Value Trust Series II	T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
Strategic Income Opportunities Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income.
Total Bond Market Trust B Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market).

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JOHN HANCOCK VARIABLE INSURANCE TRUST

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio	Subadviser	Investment Objective

Total Stock Market Index Trust (successor to All Cap Core Trust) Series II	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Ultra Short Term Bond Trust Series II	John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities Trust Series II	Massachusetts Financial Services Company	Seeks capital growth and current income.
Value Trust Series II	Invesco Advisers, Inc.	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

DEUTSCHE INVESTMENTS VIT FUNDS

Deutsche Equity 500 Index VIP Series B2	Deutsche Investment Management Americas Inc.[7]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500® Index”)[8], which emphasizes stocks of large U.S. companies.

[1]	The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[2]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.

[3]	The Portfolio is subadvised by Templeton Investment Counsel, LLC under an agreement with Templeton Global Advisors Limited.

[4]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.

[5]	The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and Allianz Global Investors U.S. LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.

[6]	The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[7]	Deutsche Equity 500 Index VIP is subadvised by Northern Trust Investments, Inc. (“NTI”).

[8]	“Standard & Poor’s” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2017, the market capitalizations of companies included in the S&P 500 Index ranged from $2.5 billion to $730.4 billion.

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Voting Interest

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

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V. Description of the Contract

Eligible Plans

Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters – Other Qualified Plans” or you may request a copy of the SAI). The Contracts are not designed to fund a comingled account for multiple participants in a Qualified Plan. The Contracts are designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.

Please consult with a qualified tax professional for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:

●	the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split; and
●	any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges.

Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.

Eligibility Restrictions – Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI from the Annuities Service Center.

Beneficiary IRAs. For all Contracts that offered optional benefit Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional benefit Riders that were otherwise available under the Contract (where applicable, see Appendix B: “Optional Enhanced Death Benefits” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefit(s),” to determine what optional benefit Riders, if any, were available).

We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.

Accumulation Period Provisions

Purchase Payments

Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

●	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.
●	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.

Additional Purchase Payments for Nonqualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:

●	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
●	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.

Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

●	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.
●	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.

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Additional Purchase Payments for Qualified Contracts with a guaranteed minimum withdrawal benefit Rider are also subject to the following:

●	You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
●	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.

Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30. All Additional Purchase Payments must be in U.S. dollars.

We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your Contract Values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.

There may be additional restrictions on Purchase Payments if you purchased a guaranteed minimum withdrawal benefit Rider. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your Financial Account Plan or in connection with a Payroll Plan. Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:

●	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,
●	no automatic withdrawal program from your Contract is in effect, and
●	your GMWB Rider is not in the Settlement Phase.

For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year that you become age 70 1⁄2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. We are not responsible for determining if the payment is a “rollover contribution.” Please consult with a qualified tax professional for additional information.

Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:

●	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and
●	the Contract Value at the end of such two-year period is less than $2,000.

In addition, if your account value becomes less than the annual administration and/or rider fee amounts, we may cancel your Contract, retaining any remaining value to cover a portion of the annual fee costs. If the Contract has a Rider, we will refund the income base amount in the form of a lump sum payment.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, minus the amount of any withdrawal charge, Rider fee and Unpaid

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Loan. For IRAs, you must be eligible to make an IRA contribution. For any IRA benefit refund amounts over $200, you must receive prior notice for federal tax withholding election (and state where applicable) and roll over eligibility. The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options (subject to the restrictions described below). You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).***

Restrictions on the Money Market Investment Option. You are not permitted to make new investments in the Money Market Investment Option. Transfers of amounts from other Investment Options into the Money Market Investment Option also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the Money Market Investment Option, you may continue to keep that Contract Value in Money Market, but any transfer or withdrawal from Money Market cannot be replaced.

Restrictions on the Deutsche Equity 500 Index VIP Investment Option. You are not permitted to make new investments in the Deutsche Equity 500 Index VIP Investment Option. Transfers of amounts from other Investment Options into this Investment Option also are not permitted (please refer to “Transfers You May Make Among Investment Options” in this section, below). If you currently have Contract Value in the Deutsche Equity 500 Index VIP Investment Option, you may continue to keep that Contract Value in that Investment Option, but any transfer or withdrawal from it cannot be replaced. However, if you are enrolled in an Asset Rebalancing Program that includes scheduled transfers of Contract Value into the Deutsche Equity 500 Index VIP Investment Option, then the program will continue to make those transfers (see “Special Transfer Services - Asset Rebalancing Program” in this section, below).

Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:

●	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or
●	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.

We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

Automated Transactions. Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing Program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of

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the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

●	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or
●	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;
(b)	is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.

Transfers You May Make Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see “Telephone and Electronic Transactions.” below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to transfer frequently into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios, or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

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In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust and Deutsche Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

We reserve the right to take other actions to restrict trading, including, but not limited to:

●	restricting the number of transfers made during a defined period;
●	restricting the dollar amount of transfers;
●	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and
●	restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

Telephone and Electronic Transactions

We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.

We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

●	any loss or theft of your password; or
●	any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

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Special Transfer Services – Dollar Cost Averaging Program

We administer a Dollar Cost Averaging (“DCA”) program. If you entered into a DCA agreement, you may have elected, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permitted for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amounts will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.

The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may elect to participate in the program on a separate authorization form and obtain full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.

Please consult with your financial representative to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.

Special Transfer Services – Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you need to monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:

●	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);
●	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or
●	annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s Spouse under the Code. See the SAI for further information regarding the impact of withdrawals from section 403(b) Qualified Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.

When making a partial withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

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There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.

When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	trading on the New York Stock Exchange is restricted;
●	an emergency exists as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;
●	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or
●	the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Impact of Divorce. In the event that you and your Spouse become divorced, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.

Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters – Other Qualified Plans”).

Signature Guarantee Requirements for Surrenders and Withdrawals

(Not applicable to Contracts issued in New Jersey)

We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:

●	you have no signed application on file with us; or
●	you are requesting that we mail the amount withdrawn to an alternate address; or
●	you have changed your address within 30 days of the withdrawal or surrender request; or
●	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

Special Withdrawal Services – The Income Plan

We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the withdrawal charge-free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in the IP program.

Special Withdrawal Services - The Income Made Easy Program

Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.

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Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Principal Plus (formerly known as “Guaranteed Principal Plus”) and Principal Plus for Life (formerly known as “Guaranteed Principal Plus for Life”) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. In addition, Appendix C includes a general description of the Income Plus For Life® Series, Principal Plus for Life Plus Automatic Annual Step-Up, and Principal Returns optional benefits Riders for which you may have been eligible to exchange a previously purchased guaranteed minimum withdrawal benefit Rider. We currently do not make any of our GMWB Riders available for purchase or exchange to existing Contract Owners. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if the Owner dies before the Annuity Commencement Date.

Amount of Death Benefit. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:

●	the Contract Value; or
●	the Minimum Death Benefit.

If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract. If the oldest Owner was less than 81 years old on the Contract Date, the Minimum Death Benefit will be determined as follows:

●	During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals.
●	During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:
(i)	is the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals; and
(ii)	is the greatest Anniversary Value prior to the oldest Owner’s turning age 81.
¡	The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with withdrawals, since that Contract Anniversary.

If the oldest Owner is age 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals.

The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the death benefit prior to the withdrawal; and
(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Payment of Death Benefit. The determination of the death benefit will be made on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

●	a certified copy of a death certificate; or
●	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
●	any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that were not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, please seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan.

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.

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We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following:

●	The Beneficiary becomes the Owner.
●	We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.
●	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving Spouse).
●	We waive withdrawal charges for all future distributions.
●	If the deceased Owner’s Beneficiary is a surviving Spouse, he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the Spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the Spouse. For purposes of calculating the death benefit payable upon the death of the Spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the Spouse’s death benefit.
●	If the Beneficiary is not the deceased Owner’s Spouse, distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.
●	Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations of the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s Spouse.

A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a Spouse of the previous Owner (or co-Owner). Please consult with your own qualified tax professional for further information relevant to your situation.

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Optional Enhanced Death Benefits

Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.

Annual Step-Up Death Benefit. Under the Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step-Up Death Benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract. The Rider cannot be revoked once elected.

Enhanced Earnings Death Benefit. (Not available in New York or Washington.) Under the Enhanced Earnings Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under the Enhanced Earnings Rider, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. The Enhanced Earnings Death Benefit was available only at Contract issue and cannot be revoked once elected.

Accelerated Beneficiary Protection Death Benefit. (Not available in New York or Washington). John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit Rider between December, 2003 and December, 2004. The Accelerated Beneficiary Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Accelerated Beneficiary Protection Death Benefit replaces any other death benefit under the Contract. The Accelerated Beneficiary Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

Pay-out Period Provisions

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary (“Default Maturity Date”). You may request a different Maturity Date at any time, by written request or by telephone at the number listed on the first page of this Prospectus, at least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:

●	you are registered on the website, and
●	your Contract is active, and not owned by a custodian or continued by a surviving Spouse or Beneficiary.

Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.

Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. Please consult with your own qualified tax professional for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – Required Minimum Distributions”).

Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract” below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.

A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.

When John Hancock USA issues a Contract outside New York, the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.

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Please review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:

●	a Nonqualified Contract, or
●	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.

We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. United States Treasury regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.

Once annuity payments commence:

●	you are no longer permitted to make any withdrawals under the Contract;
●	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;
●	we may not change the Annuity Option or the form of settlement; and
●	your Guaranteed Minimum Death Benefit terminates.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options.

Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

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Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.

Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life®, Income Plus For Life – Joint Life®, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Returns optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® or an Income Plus For Life – Joint Life® Series Riders. For the Income Plus For Life – Joint Life® Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

●	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
●	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

●	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
●	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain - This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Returns optional benefit Rider. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

●	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or
●	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GMWB Alternate Annuity Option 4: Fixed Period Certain Only - This Annuity Option is available only if:

●	you purchased a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and
●	there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

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●	the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or the Principal Returns Rider that you purchased with your Contract; or
●	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider.

Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).

We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” in this section, above). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.

Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.72%.

Transfers During the Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is

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made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During the Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.

Optional Guaranteed Minimum Income Benefits

Please see Appendix D: “Optional Guaranteed Minimum Income Benefits” for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.

Other Contract Provisions

Ownership

Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.

Before requesting a change of ownership or making an assignment of your Contract, please consider the following:

●	A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.
●	In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”)
●	An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.
●	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.
●	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.
●	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.
●	Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.

We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.

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Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.

Beneficiary

The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Code Section 72(s)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.

Misstatement and Proof of Age, Sex or Survival

We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.

Fixed Investment Options

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program (when available). Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

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You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under “Withdrawals” above.

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See “VII. Federal Tax Matters” below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters – Qualified Plan Types.”

Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “VII. Federal Tax Matters – General Information Regarding Qualified Contracts – Loans.” The loan privilege will not be available if you elected any optional guaranteed minimum withdrawal benefit Rider.

Charges. No asset based charges are deducted from Fixed Investment Options.

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VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see “III. Fee Tables” and Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” and/or Appendix D: “Optional Guaranteed Minimum Income Benefits.”

Withdrawal Charges

If you make a withdrawal from your Contract during the Accumulation Period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to Purchase Payments that have been in the Contract less than three complete Contract Years.

Amounts to Which Withdrawal Charges Do Not Apply. There is never a withdrawal charge with respect to: earnings accumulated in the Contract; certain other amounts available for withdrawal, described below; or Purchase Payments that have been in the Contract more than three complete Contract Years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below. Withdrawals from the Fixed Investment Option may be subject to a market value charge.

Amounts to Which Withdrawal Charges Do Apply. Each withdrawal from the Contract is allocated first to the amount available without withdrawal charges and second to “unliquidated Purchase Payments.” In any Contract Year, the amount available without withdrawal charges for that year is the greater of:

●	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); or
●	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account Investment Options and then to withdrawals from fixed account Investment Options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against Purchase Payments liquidated that have been in the Contract for less than three years. Purchase Payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract, the excess of all unliquidated Purchase Payments over the free Withdrawal Amount will be liquidated for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.

Withdrawal Charge

(as % of Purchase Payments)

First Year	6%
Second Year	5%
Third Year	4%
Thereafter	0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

The withdrawal charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

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Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts.

To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.”

There are or may be situations described elsewhere in the Prospectus (e.g., “Reduction or Elimination of Charges and Deductions”), that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.

Asset-Based Charges

We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.

Administration Fee

We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.15% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee.

Distribution Fee

A daily fee at an annual effective rate of 0.25% of the value of each Variable Investment Option is deducted from each Subaccount as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see “V. Description of the Contract - Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.

To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options. The rate of the mortality and expense risks charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a Spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-Spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if available, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.

Reduction or Elimination of Charges and Deductions

(Not available in New York)

We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expected to result in reduction of other risks that are normally associated with the Contracts. We determined entitlement to such a reduction in the charges or deductions in the following manner:

●	We considered the size and type of group to which sales are made. Generally, per-Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.
●	We considered the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

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●	We considered the nature of the group or class for which the Contracts are purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.
●	We considered any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.
●	We considered the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.
●	There may have been other circumstances that resulted in reduced expenses.

If after consideration of the foregoing factors, we determined that there would be a reduction in expenses, we provided a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed.

In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount of the Purchase Payments.

State or Territory	Premium Tax Rate[1]
	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME2	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD2	0.00%	1.25%[3]
TX4	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%

[1] Based on the state of residence at the time the tax is assessed.

[2] We pay premium tax upon receipt of Purchase Payment.

[3] 0.08% on Purchase Payments in excess of $500,000.

[4] Referred to as a “maintenance fee.”

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VII. Federal Tax Matters

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex. Please consult a qualified tax professional with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

This discussion does not address state or local tax consequences associated with a Contract. The discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distribution paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax professional if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.

Our Tax Status

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

Special Considerations for Optional Benefits

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.

If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):

●	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.
●	Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” of an optional GMWB Rider, using the Contract Value. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a description of the GMWB Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.
●	Any annuity payments that you receive under an Annuity Option, including Annuity Options that are available only when you elect a GMWB Rider, will be taxed in the manner described in “Taxation of Annuity Payments” below.

If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):

●	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.
●	The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.

Please consult with your own qualified tax professional for information on any optional benefit Rider.

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General Information Regarding Nonqualified Contracts

 (Contracts Not Purchased to Fund an IRA or Other Qualified Plan)

Tax Deferral During Accumulation Period

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.

The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.

Aggregation of Contracts

In certain circumstances, the IRS may determine the portion of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances. Please consult your own qualified tax professional if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.

Exchanges of Annuity Contracts

We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.

In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing Contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.

EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in

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the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.

Please consult with your own qualified tax professional in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax professional.

Taxation of Annuity Payments

When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”

Effective January 1, 2011, section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be reported to the IRS as a taxable distribution unless you transfer it into another contract in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.

Surrenders, Withdrawals, Transfers and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.

When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below.

When an individual Owner transfers ownership of a Contract without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in

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the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner’s investment in the Contract is increased by the amount included in the transferor’s gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax professional should be consulted in those situations. However, these tax rules do not apply to a transfer between Spouses or a transfer to a former Spouse incident to a divorce under Code section 1041.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

●	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or
●	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or
●	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:

●	if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
●	if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or
●	if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.

Penalty Tax on Premature Distributions

There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

●	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
●	attributable to the Contract Owner becoming disabled (as defined in the tax law);
●	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;
●	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated Beneficiary;* or
●	made with respect to certain annuities issued in connection with structured settlement agreements.

*You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

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The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Medicare Tax on Unearned Income

A Medicare tax applies to certain unearned income at a maximum rate of 3.8% for taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

Please consult a qualified tax professional for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the expected payout. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

General Information Regarding Qualified Contracts

(Contracts Purchased to Fund an IRA or Other Qualified Plan)

Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans.

When we issued a Contract in connection with a Qualified Plan (“Qualified Contract”), we may have amended the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.

Please consult a qualified tax professional for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.

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Additional Purchase Payments to Qualified Contracts

You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments (see “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations):

●	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;
●	as a direct or indirect rollover* from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or
●	by making annual contributions to the extent permitted under the Code.

*	We use the term “direct rollovers” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollovers” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional Purchase Payment. The Code permits an indirect rollover to be tax-deferred if it is contributed to an IRA within 60 days of receipt. Note that an individual can make only one indirect rollover from his IRA(s) during any 12-month period. The tax law does not limit the number of indirect rollovers from other Qualified Plans to an IRA.

Distribution Requirements

The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.

Traditional IRAs

Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.

Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as an inherited IRA or an inherited Roth IRA.

Contributions to a Traditional IRA

Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

If you are the surviving Spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements,

Distributions from a Traditional IRA

In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59 1⁄2, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.

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You may make tax-deferred direct transfers from a Contract held as a Traditional IRA to another Traditional IRA. If instead you take a withdrawal with the intent to roll the proceeds to another IRA as an indirect rollover, you should be aware of certain limitations under the tax law. You must complete any indirect rollover within 60 days of receiving the withdrawal. Moreover, during any 12-month period, you can make only one indirect rollover, with respect to all IRAs you own including Roth IRAs. Any additional indirect rollover attempted during the 12-month period will be treated as a distribution, subject to income tax and potentially the 10% penalty tax.

A Beneficiary who is not your Spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.

Required Minimum Distributions from a Traditional IRA

Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70 1⁄2. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.

Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax professional.

If you make a direct transfer of all the value from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.

Penalty Tax on Premature Distributions from a Traditional IRA

A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:

●	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
●	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or
●	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated beneficiary.*

*You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, please consult your own qualified tax professional.

If you rollover a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.

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Contributions to a Roth IRA

Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

Federal income tax will apply to direct rollovers from “non-Roth” accounts in retirement plans described in sections 401(a), 403(a), 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to Contracts issued as Roth IRAs. Please read “Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.

Distributions from a Roth IRA

Unlike a traditional IRA, distributions from Roth IRAs need not commence after the Owner turns age 70 1⁄2. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse.

If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax professional. Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as a Roth IRA.

Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

●	made after the Owner turns age 59 1⁄2;
●	made after the Owner’s death;
●	attributable to the Owner being disabled; or
●	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.

A direct transfer from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax. However, during any 12-month period, you can make only one indirect rollover with respect to all IRAs you own, including Roth IRAs.

Penalty Tax on Premature Distributions from a Roth IRA

Taxable distributions before age 59 1⁄2 may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.

The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Conversion or Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.

You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.

If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.

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Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. Please seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.

Other Qualified Plans

You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans”) include:

Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self- Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax- Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income. Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.

In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.

Collecting and Using Information

Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan

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sponsor also collect confidential information relating to your Plan transactions, such as Contract Values, Purchase Payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By maintaining a Contract for use in a Qualified Plan or by intending to make an Additional Purchase Payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

Contributions to Other Qualified Plans

You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

Distributions from Other Qualified Plans

If permitted under your plan, you may take a withdrawal in the form of a distribution:

●	from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA;
●	from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a SIMPLE IRA, but only after the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer*; or
●	from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.

* Note that if your Contract is a SIMPLE IRA, it does not accept a rollover from any Qualified Plan other than another SIMPLE IRA.

In addition, if your Spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving Spouse participates, to the extent permitted by your surviving Spouse’s plan. A Beneficiary who is not your surviving Spouse may, if permitted by the plan, make a direct rollover to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-Spouse Beneficiary.

You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.

In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.

Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with a qualified tax professional for further information.

Required Minimum Distributions from Other Qualified Plans

Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of:

●	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 70 1⁄2, or
●	April 1 of the calendar year following the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.

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Penalty Tax on Premature Distributions from Other Qualified Plans

A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but generally not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of distributions from certain Qualified Contracts, including a SIMPLE IRA, the penalty tax does not apply to a payment:

●	received on or after the date on which the Contract Owner reaches age 59 1⁄2;
●	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or
●	made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and “designated beneficiary” (as defined in the tax law).*

*You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1⁄2 and the passage of five years after the date of the first payment.

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, please consult your own qualified tax professional.

Withholding on Eligible Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.

If we have to withhold a portion of your distribution, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. Please seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.

Designated Roth Accounts within Other Qualified Plans

The Small Business Jobs Act of 2010 authorizes: (1) participants in governmental deferred compensation plans described in section 457(b) to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution Program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

Rollover to a Roth IRA

Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.

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You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.

If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. Please seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

Section 403(b) Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or the “Plan”), we may restrict your ability to make Additional Purchase Payments unless (a) we receive the Additional Purchase Payment directly from the Section 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us, (b) we have entered into an agreement with your Section 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”), and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Plan.

Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Plan to a previously issued Contract used in a Section 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.

Please see the SAI for information regarding withdrawals under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.

Loans under section 403(b) of the Code

You may be eligible for a loan of some or all of your Contract Value if:

●	We issued your Contract prior to November 12, 2007;
●	Your Contract does not contain a GMWB Rider;
●	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code;
●	The retirement plan is not subject to Title 1 of ERISA; and
●	Your retirement plan permits you to request the loan.

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Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.

Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax professional before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you have a loan outstanding under a Contract intended for use with a Section 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.

See Your Own Tax Professional

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information, please consult a qualified tax professional.

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VIII. General Matters

Asset Allocation Services

We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. (See “V. Description of the Contract Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.)

Distribution of Contracts

John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210-2805. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.

The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of affiliated and/or non-affiliated broker-dealers that provided marketing support and training services to the broker-dealers that sold and service the Contracts.

Standard Compensation

The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement

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arrangements (“revenue sharing”) with selected broker-dealers (“firms”). We determined which firms to support and the extent of the payments that we made and may continue to make. Under these arrangements, the form of payment may have been any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.

These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2015, in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.

Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsored, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may have given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may have given us benefits such as greater access to registered representatives. As a result, registered representatives may have been motivated to recommend one of our contracts over another issuer’s contract.

For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Contracts Sold Directly Without Payment of Any Sales Compensation

(John Hancock USA Contracts only; not available in NY)

The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. The following classes of individuals are eligible for this waiver:

●	officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates; and
●	employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (2) have approved the payment of the credit to their employees and registered representatives.

Transaction Confirmations

We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. Please report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or internet address shown on the first page of this Prospectus for more information on electronic transactions.

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Reinsurance Arrangements

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

Statements of Additional Information

Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus, and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

John Hancock Life Insurance Company of New York Separate Account A

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

Financial Statements

The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2016 and 2015, and its Separate Account financial statements for the year ended December 31, 2016 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2016, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

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Appendix A: Examples of Calculation of Withdrawal Charge

Example 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, there are no withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values. During any Contract Year the free Withdrawal Amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior withdrawals in that Contract Year.

Contract	Hypothetical	Free Withdrawal	Payments	Withdrawal Charge
Year	Contract Value	Amount	Liquidated	Percent	Amount
1	$55,000	$5,000[1]	$50,000	6%	$3,000
2	50,500	5,000[2]	45,500	5%	2,275
3	35,000	5,000[3]	45,000	4%	1,200
4	70,000	20,000[4]	50,000	0%	0

[1]	In the first Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free Withdrawal Amount).
[2]	In the example for the second Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free Withdrawal Amount).
[3]	In the example for the third Contract Year, the Contract has negative accumulated earnings ($35,000-$50,000) so the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is applied to total payments less the free Withdrawal Amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for all John Hancock New York Contracts, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).
[4]	There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 3 years.

Example 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, the Payment Enhancement is not elected, and there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000. The free Withdrawal Amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.

Hypothetical	Withdrawal	Free	Payments	Withdrawal Charge
Contract Value	Requested	Withdrawal Amount	Liquidated	Percent	Amount
$65,000	$2,000	$15,000[1]	$0	5%	$0
49,000	5,000	3,000[2]	2,000	5%	100
52,000	7,000	4,000[3]	3,000	5%	150
44,000	8,000	0[4]	8,000	5%	400

[1]	For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.
[2]	The Contract has negative accumulate earnings ($49,000 - $50,000), so the free Withdrawal Amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free Withdrawal Amount during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.
[3]	For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.
[4]	For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.

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Appendix B: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

1.	Annual Step-Up Death Benefit
2.	Enhanced Earnings Death Benefit – Not offered in New York or Washington
3.	Accelerated Beneficiary Protection Death Benefit – Not offered in New York or Washington.

Annual Step-Up Death Benefit

If you elected the optional Annual Step-Up Death Benefit, we impose an additional charge at an annual effective rate of 0.20% of the value of the Variable Investment Options. If you purchased the Annual Step-Up Rider from John Hancock USA prior to May 5, 2003 or from John Hancock New York prior to August 1, 2005, however, the fee for this benefit is 0.05%. You could elect this optional benefit only at the time we issued your Contract, if the Rider was then available for sale in your state. Once you elect this benefit, it is irrevocable.

Under this benefit, if the Owner dies before the Contract’s Maturity Date, we will pay an “Annual Step-Up Benefit” to your Beneficiary if it is greater than the death benefit under your Contract. (The death benefit paid under the Annual Step-Up Benefit replaces a lower death benefit under the terms of the Contract.)

The Annual Step-Up Death Benefit is the greatest “Anniversary Value” after the effective date of the Annual Step-Up Death Benefit but prior to the oldest Owner’s 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus any Purchase Payments you have made since that anniversary, minus amounts we deduct for any withdrawals you have taken (and any related withdrawal charges) since that anniversary.

We deduct amounts in connection with withdrawals on a pro rata basis by multiplying the Annual Step-Up Death Benefit payable prior to the withdrawal, by the ratio of the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the Contract Owner’s surviving Spouse and elects to continue the Contract, the optional Annual Step-Up Death Benefit will continue with the surviving Spouse as the new Contract Owner subject to our issue age rules. For purposes of calculating the optional Annual Step-Up Death Benefit payable upon the death of the surviving Spouse, we treat the death benefit paid upon the first Owner’s death as a payment to the Contract. This payment will not be included in cumulative payments. In addition, we will not consider payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death in the determination of the Annual Step-Up Death Benefit for the surviving Spouse. We also set all Anniversary Values to zero for Contract Anniversaries prior to the date of the first Owner’s death.

Termination of the Annual Step-Up Death Benefit. The Annual Step-Up Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including The Annual Step-Up Death Benefit) as the new Owner.

The continuation of the optional Annual Step-Up Death Benefit to an existing Contract for a surviving Spouse may not always be in your interest since an additional fee is imposed for this benefit.

Qualified Plans

If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax advisor.

Enhanced Earnings Death Benefit

(Not available in New York and Washington)

If you elected the optional Enhanced Earnings Death Benefit, we impose an additional charge at an annual effective rate of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, we will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.

We deduct amounts in connection with withdrawals on a pro rata basis by multiplying the Enhanced Earnings Death Benefit payable prior to the withdrawal, by the ratio of the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the deceased Owner’s Spouse and elects to continue the Contract, the Enhanced Earnings Death Benefit will continue with the surviving Spouse as the new Contract Owner. In this case, upon the death of the surviving Spouse prior to the Maturity Date, a second Enhanced Earnings Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings Death Benefit payable on the death of the surviving Spouse, the Enhanced Earnings Death Benefit will be equal to zero on the date of the first Contract Owner’s death and the Enhanced Earnings Death Benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Enhanced Earnings Death Benefit.

Termination of the Enhanced Earnings Death Benefit. The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

The election of the Enhanced Earnings Death Benefit on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

Accelerated Beneficiary Protection Death Benefit

(Not available in New York or Washington)

If you elected the optional Accelerated Beneficiary Protection Death Benefit, we impose an additional annual fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit). The Accelerated Beneficiary Protection Death Benefit was available for Contracts issued between December 8, 2003 and December 31, 2004. If you elected the Accelerated Beneficiary Protection Death Benefit, it is irrevocable and you may only change the Owner of your Contract to an individual that is the same age or younger than the oldest current Owner.

Under this benefit, if the Owner dies before the Contract’s date of maturity, the Accelerated Beneficiary Protection Death Benefit replaces any death benefit payable under the terms of your Contract. The Accelerated Beneficiary Protection Death Benefit is equal to an “Enhanced Earnings Death Benefit” factor plus the greatest of:

●	the Contract Value;
●	the Return of Purchase Payments Death Benefit Factor;
●	the Annual Step-Up Death Benefit Factor; or
●	the Graded Death Benefit Factor.

We deduct any debt under your Contract from the amount described above.

Enhanced Earnings Death Benefit Factor. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings are equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

●	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.
●	“Earnings” is equal to $175,000 minus $150,000, or $25,000.
●	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.

Note that for purposes of the Accelerated Beneficiary Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” are less than $75,000 (or $175,000 minus $100,000).

Return of Purchase Payments Death Benefit Factor. The Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals.

Annual Step-Up Death Benefit Factor. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner’s turning age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary.

Graded Death Benefit Factor. For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

(1)	is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

Number of Complete Years Payment has been in Contract	Payment Multiplier[1]
0	100%
1	110%
2	120%
3	130%
4	140%
5	150%

[1]	If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

(2)	is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.

The Accelerated Beneficiary Protection Death Benefit Factors are separate and distinct from similarly named terms, such as “Annual Step-Up Death Benefit” that may be contained in other optional benefit Riders. The other optional benefit Riders impose separate optional Rider charges and their benefits and limitations may be different.

Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionally. If an Additional Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Determination and Distribution of the Accelerated Beneficiary Protection Death Benefit. We determine the death benefit paid under the Protection Death Benefit as of the date our Annuities Service Center receives written notice and proof of death and all required forms in Good Order.

If the Beneficiary is the deceased Owner’s Spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum under our current administrative practices, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving Spouse as the new Owner. Upon the death of the surviving Spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving Spouse:

●	The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner’s death (“first Accelerated Beneficiary Protection Death Benefit”) is not treated as a Purchase Payment to the Contract.
●	In determining the Enhanced Earnings Death Benefit Factor, on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.
●	In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

Investment Options. We reserve the right to restrict Investment Options at any time. We will notify you in writing at least 30 days prior to restricting an Investment Option. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Option after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

Termination of Accelerated Beneficiary Protection Death Benefit Rider. The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

●	the date the Contract terminates;
●	the Maturity Date; or
●	the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving Spouse after the death of the original Owner.

Determination of Accelerated Beneficiary Protection Death Benefit Fee. Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:

Income Plus For Life® Series Riders:

●	Income Plus For Life® 12.08 Series:
¡	Income Plus For Life® 12.08
¡	Income Plus For Life – Joint Life® 12.08
●	Income Plus For Life® (Quarterly Step-Up Review) Series
¡	Income Plus For Life® (Quarterly Step-Up Review)
¡	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)
●	Income Plus For Life® (Annual Step-Up Review) Series*
¡	Income Plus For Life® (Annual Step-Up Review)
¡	Income Plus For Life – Joint Life® (Annual Step-Up Review)

* The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life” and “Income Plus For Life – Joint Life®.”

Principal Plus for Life Series Riders:

●	Principal Plus for Life
●	Principal Plus for Life Plus Automatic Annual Step-Up

Principal Plus Rider

Principal Returns Rider

These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.

We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.

General Information about Guaranteed Minimum Withdrawal Benefit Riders

This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.

Forms of Guaranteed Amounts

Our GMWB Riders provide two different types of benefits:

Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.

Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.

The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.

Covered Person(s)

Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or on joint lives.

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Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.

EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.

The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.

Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime durations of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” under state law (a “Spouse”) to be treated as a Covered Person under the Contract.

For Riders issued with Nonqualified Contracts:

●	both Spouses must be named as co-Owners of the Contract; or
●	if only one Spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other Spouse must be designated as the Beneficiary of the Contract.

For Riders issued with Qualified Contracts:

●	one Spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and
●	the Owner’s Spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your Spouse become divorced after you purchased the Rider, you may not add a new Spouse as a Covered Person. If you remove your Spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce). You may lose benefits under the Rider if a Covered Person is removed from the Rider.

Availability of Guaranteed Minimum Withdrawal Benefit Riders

You could have elected a GMWB Rider at the time you purchased a Contract. Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

Rider Fees

We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the amount of the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:

●	on the date we determine the death benefit;
●	after the Annuity Commencement Date at the time an Annuity Option begins; or
●	at full surrender of the Contract; or
●	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.

Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life (Quarterly Step-Up Review) or Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

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Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.

Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

Fee for Principal Returns. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.”We reserve the right to increase the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.

Restrictions on Additional Purchase Payments

If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.

Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:

●	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or
●	(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.

Restrictions on Additional Purchase Payments for Qualified Contracts. If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:

●	(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);
●	(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but
●	(all Contracts) any Purchase Payment after the oldest Covered Person becomes age 81.

For Contracts issued with Principal Plus, we reserve the right to apply the Nonqualified Contract Additional Purchase Payment Restrictions to Qualified Contracts.

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Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:

●	You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.
●	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).

Other limitations on Additional Purchase Payments may vary by state.

If we issued your Contract in connection with an IRA, any Additional Purchase Payments that we may approve for the year that you become 70 1⁄2 and for any subsequent year must qualify as a “rollover contribution.” We are not responsible for determining if the payment is a “rollover contribution.” Please consult with a qualified tax professional regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:

●	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,
●	no automatic withdrawal program from your Contract is in effect, and
●	your Rider is not in the Settlement Phase.

Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:

●	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or
●	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or
●	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or
●	(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.

For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial representative or our Annuities Service Center.

Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.

Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.

If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:

(a)	among the currently available individual Investment Options (see “Available Individual Investment Options” below); or
(b)	in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).

Subject to our restrictions on frequent trading:

●	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or
●	if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.

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You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

Please consult with your financial representative to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.

Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:

●	Core Strategy Trust
●	Lifestyle Balanced MVP
●	Lifestyle Balanced PS Series
●	Lifestyle Conservative MVP
●	Lifestyle Conservative PS Series
●	Lifestyle Growth MVP
●	Lifestyle Growth PS Series
●	Lifestyle Moderate MVP
●	Lifestyle Moderate PS Series
●	Total Bond Market Trust B
●	Ultra Short Term Bond Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option in connection with your selected Investment Options.

Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):

●	American Asset Allocation Trust
●	Capital Appreciation Value Trust
●	Money Market Trust

If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option, except to the Money Market Investment Option. No additional amounts may be allocated to the Money Market Investment Option. Also, you will not be able to transfer amounts from another Investment Option to any of the Restricted Options. And you will no longer be able to use the Restricted Option if at any point you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.

We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on the first page of this Prospectus. Please read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.

If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Source Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment

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Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.

None of the Model Allocations is a fund of funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial representative to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

Table of Restricted Model Allocations. The following Model Allocation was available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.

Restricted Model Allocation for a Guaranteed Minimum Withdrawal Benefit Rider:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Fundamental Holdings of America (not available after April 30, 2009)	15% 25% 25% 35%	American International Trust American Growth Trust American Growth-Income Trust Bond Trust

Additional Restricted Model Allocations for Principal Plus (formerly known as Guaranteed Principal Plus). If you purchased a Contract with a Principal Plus Rider on or after December 8, 2003 (for John Hancock USA Contracts) or on or after May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, you may continue to invest in one of the Restricted Model Allocations shown below if you were invested in that Model Allocation on August 16, 2004. These Restricted Model Allocations are not available for Contracts issued with Principal Plus on or after August 16, 2004. If you were invested in a Restricted Model Allocation on August 16, 2004, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in any available Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any Variable Investment Option other than as permitted in that Model Allocation.

Restricted Model Allocations. The following eight Model Allocations were available with Principal Plus for Contracts issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocation.

Restricted Model Allocations for Principal Plus:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Conservative Income Strategy (formerly, “Scudder Conservative Income Strategy”):	64.00% 10.00% 7.00% 6.00% 3.00% 2.00% 2.00% 2.00% 2.00% 1.00% 1.00%

Investment Quality Bond Trust

Active Bond Trust

Fundamental All Cap Core Trust

500 Index Trust B

International Value Trust

Total Stock Market Index Trust

Real Estate Securities Trust

Small Cap Index Trust

Fundamental Large Cap Value Trust

Global Trust

International Equity Index Trust B

Growth Strategy (formerly, “Scudder Growth Strategy”):	23.00% 18.00% 14.00% 14.00% 11.00% 5.00% 5.00% 4.00% 2.00% 2.00% 2.00%

500 Index Trust B

Fundamental All Cap Core Trust

Fundamental Large Cap Value Trust

International Value Trust

Investment Quality Bond Trust

Total Stock Market Index Trust

Small Cap Index Trust

Real Estate Securities Trust

Global Trust

International Equity Index Trust

Active Bond Trust

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Model Allocation Name	Model Allocation Percentage	Portfolio Name
Growth & Income Strategy (formerly, “Scudder Growth & Income Strategy”):	32.00% 17.00% 15.00% 9.00% 7.00% 5.00% 4.00% 3.00% 2.00% 2.00% 4.00%

Investment Quality Bond Trust

500 Index Trust B

Fundamental All Cap Core Trust

International Value Trust

Fundamental Large Cap Value Trust

Active Bond Trust

Total Stock Market Index Trust

Real Estate Securities Trust

Global Trust

International Equity Index Trust

Small Cap Index Trust

Income & Growth Strategy (formerly, “Scudder Income & Growth Strategy”):	46.00% 13.00% 11.00% 7.00% 6.00% 5.00% 3.00% 3.00% 2.00% 2.00% 2.00%

Investment Quality Bond Trust

Fundamental All Cap Core Trust

500 Index Trust B

Active Bond Trust

International Value Trust

Fundamental Large Cap Value Trust

Total Stock Market Index Trust

Small Cap Index Trust

Global Trust

International Equity Index Trust

Real Estate Securities Trust

Growth Focus:	45.00% 40.00% 15.00%	500 Index Trust B Investment Quality Bond Trust Fundamental All Cap Core Trust
Sector Focus:	40.00% 30.00% 15.00% 15.00%	Investment Quality Bond Trust Total Stock Market Index Trust Real Estate Securities Trust Fundamental All Cap Core Trust
US All-Capitalization:	40.00% 15.00% 15.00% 15.00% 15.00%	Investment Quality Bond Trust 500 Index Trust B Small Cap Index Trust Fundamental All Cap Core Trust Mid Cap Index Trust
Value Focus:	40.00% 30.00% 30.00%	Investment Quality Bond Trust Fundamental All Cap Core Trust Fundamental Large Cap Value Trust

If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on the first page of this Prospectus. Please read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.

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Increases in Guaranteed Amounts

We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.

Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.

Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.

We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.

Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders

Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.

Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.

Our Principal Plus, Principal Plus for Life Series Riders and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.

Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.

Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider.

The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider, which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.

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Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:

●	you select option A, B or C above; and
●	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

Income Made Easy withdrawals, like other withdrawals:

●	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59 1⁄2, a 10% penalty tax under the Code;
●	reduce the death benefit and other optional benefits;
●	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and
●	may reduce your ability to obtain Step-Ups.

If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) if you enroll in the Income Made Easy Program.

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancy of you and your Spouse). The Life Expectancy Distribution Program may provide one or more of the following:

(a)	Pre-59 1⁄2 Distributions - these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or
(b)	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or
(c)	Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3) or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters - Required Minimum Distributions.”

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution Program may reduce future guaranteed minimum withdrawal values.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Distribution Program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect that withdrawals made after the Lifetime Income Date have on the Rider’s guarantees.

The Life Expectancy Distribution Program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchased.

If you are interested in the Life Expectancy Distribution Program, you may obtain further information concerning the program and its restrictions from your financial representative or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution Program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).

Under our Life Expectancy Distribution Program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.

We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1⁄2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. Please discuss these matters with a qualified tax professional.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.

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During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

Additional Annuity Options

In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”

Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments. If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract – Pay-out Period Provisions”).

When you take withdrawals:

●	you have the flexibility to start and stop withdrawals;
●	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);
●	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;
●	you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and
●	you reduce the Contract Value available for annuitization.

When you annuitize:

●	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);
●	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);
●	you no longer have access to the Contract Value; and
●	your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.

Tax Considerations

Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59 1⁄2. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) Plans is NOT available if you elected any of our GMWB Riders.

Features of Income Plus For Life® 12.08 Series Riders

Covered Person(s)

The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life 12.08) or on the lifetime durations of two Covered Persons (Income Plus For Life –Joint Life® 12.08).

IPFL 12.08 Series Rider Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

●	(for Income Plus For Life® 12.08) the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or
●	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract.

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The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

●	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by
●	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetimes of two Covered Persons under that Rider.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This will be the date you purchased the Rider if:

●	(for Income Plus For Life® 12.08) you were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1⁄2 (age 61 in NY).
●	(for Income Plus For Life – Joint Life® 12.08) both you and your Spouse were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1⁄2 (age 61 in NY). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you took a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

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Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

●	Income Plus For Life® 12.08 – 5%
●	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York)

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59 1⁄2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider (see “Restrictions on Additional Purchase Payments,” above).

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept, subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

●	the Lifetime Income Date or
●	the latest of:
¡	the date of a Purchase Payment that we applied to the Benefit Base,
¡	the date of a reduction in the Benefit Base, or
¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:

●	Annual Credit Rate
¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
●	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
●	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
¡	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:
●	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
●	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
●	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Annual Credit Rate on the following Contract Anniversary will be 7%.

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¡	For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the date that the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
●	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
●	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
●	Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
●	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider.

Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:

●	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
●	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).
●	At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10

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Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)

If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus For Life® 12.08 Rider based on the value of its other features.

At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

●	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
●	the Target Amount.

The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.

“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period.

We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.

Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the

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Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

●	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
●	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
●	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® 12.08 Series Riders, an Excess Withdrawal is:

●	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
●	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1⁄2, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

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Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

●	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or
●	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution Program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution Program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution Program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution Program.

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Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

●	the Contract Value reduces to zero at any time during a Contract Year, and
●	there were no Excess Withdrawals during that Contract Year, and
●	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:

●	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or
●	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

●	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
●	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
●	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® 12.08:
1.	Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

		-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.
2.	The Covered Person	-	ends without any further benefit.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

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Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

●	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
●	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
●	the date an Annuity Option begins;
●	the date the Contract Value and the Benefit Base both equal zero;
●	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;
●	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;
●	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
●	termination of the Contract.

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Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders

Income Plus For Life® (Quarterly Step-Up Review) Series Definitions

The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.

Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:

●	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or
●	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.

Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.

Form of Guaranteed Amounts

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life –Joint Life® (Quarterly Step-Up Review)).

IPFL (Quarterly Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

●	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract, or
●	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

●	the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life (Quarterly Step-Up Review) ); by
●	the Benefit Base for the Rider on the Lifetime Income Date.

The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

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Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

●	(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1⁄2 (age 61 in New York).
●	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your Spouse were age 58 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1⁄2 (age 61 in New York). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

●	Income Plus For Life® (Quarterly Step-Up Review) – 5%
●	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York)

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life (Quarterly Step-Up Review) Rider.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

●	the Lifetime Income Date or
●	the latest of:
¡	the date of a Purchase Payment that we applied to the Benefit Base,
¡	the date of a reduction in the Benefit Base, or
¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

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Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:

●	Annual Credit Rate –
¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:
●	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
●	7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
¡	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:
●	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
●	6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
●	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.
¡	For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:
●	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise
●	7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.
●	Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.
●	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits you take no withdrawals during the previous Contract Year.

Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:

●	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise
●	the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.

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EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
●	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduce the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.

Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:

●	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
●	the “Target Amount”(see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is the greater of:

●	200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or
●	the highest Target Value.

In no event, however, will we set a Target Amount in excess of $5 million.

Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.

We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

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EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:

●	(200% × $100,000) + (100% × $25,000) = $225,000; or
●	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.

Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:

●	the Contract Value on that date; and
●	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.

If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:

●	the Contract Value on the Contract Anniversary; or
●	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% ×$125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”

If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

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Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.

Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

●	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
●	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
●	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

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For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:

●	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or
●	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58 1⁄2 at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1⁄2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

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The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

●	the Contract Value reduces to zero at any time during a Contract Year, and
●	there were no Excess Withdrawals during that Contract Year, and
●	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

●	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
●	If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).
●	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

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Impact of Death Benefits

Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):
1.	Not the Covered Person	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

		-	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.
2.	The Covered Person	-	ends without any further benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

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If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

●	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
●	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:
●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
●	the date an Annuity Option begins;
●	the date the Contract Value and the Benefit Base both equal zero;
●	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;
●	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;
●	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or
●	termination of the Contract.

Features of Income Plus For Life® (Annual Step-Up Review) Series Riders

Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”

Form of Guaranteed Amounts

Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).

IPFL (Annual Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

●	(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.
●	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

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We determine the initial Lifetime Income Amount by multiplying:

●	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life (Annual Step-Up Review); by
●	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.

Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:

●	(for Income Plus For Life® (Annual Step-Up Review)) you were age 59 1⁄2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59 1⁄2 (age 61 in New York).
●	(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your Spouse were age 59 1⁄2 or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 59 1⁄2. (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

●	Income Plus For Life® (Annual Step-Up Review) – 5%
●	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step-Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase

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Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

●	the Lifetime Income Date or
●	the latest of:
¡	the date of a Purchase Payment that we applied to the Benefit Base,
¡	the date of a reduction in the Benefit Base, or
¡	the effective date of a Step-Up.

Credits. The Income Plus For Life® (Annual Step-Up Review) Rider provides the following Credit features:

●	Annual Credit Rate:
¡	7% for Riders purchased on or after January 17, 2008 and outside of New York;
¡	6% for Riders purchased before January 17, 2008 or in New York.
●	Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.
●	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit.
●	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).
●	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).
●	At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).

Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider

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until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

●	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or
●	the Target Amount (see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.

We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.

Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date.

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

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Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

●	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
●	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
●	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:

●	any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or
●	a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the

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withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).

We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:

●	the Contract Value immediately after the withdrawal; or
●	the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)

Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:

●	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or
●	the Contract Value immediately after the Excess Withdrawal.

After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchased Income Plus For Life (Annual Step-Up Review), we adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

●	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or
●	you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59 1⁄2, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:

●	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:
¡	the Excess Withdrawal amount; divided by
¡	the Contract Value before the withdrawal.

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We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

●	the Contract Value reduces to zero at any time during a Contract Year,
●	there were no Excess Withdrawals during that Contract Year, and
●	the Benefit Base is still greater than zero at the time.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.

The settlement payment we pay to you under the Rider varies:

●	If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.
●	If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.
●	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

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Impact of Death Benefits

Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):
1.	Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

		-	continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.
2.	Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	may continue in the same manner as 1.
		-	enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		-	does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.
3.	The Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	ends without any further benefit.
4.	The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	ends without any further benefit.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information

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about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

●	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and
●	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Termination of Rider

You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;
●	the date an Annuity Option begins;
●	the date the Contract Value and the Benefit Base both equal zero;
●	the death or removal of the Covered Person; or
●	termination of the Contract.

Features of Principal Plus and Principal Plus for Life Series Riders

Forms of Guaranteed Amounts

Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.

In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. Principal Plus does not provide a lifetime income guarantee.

Principal Plus and PPFL Benefits

Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as the Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract an Owner, Beneficiary or Annuitant under the Contract.

We determine the initial Lifetime Income Amount by multiplying:

●	the Benefit Rate for the Rider (5%); by
●	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

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We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:

●	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58 1⁄2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58 1⁄2.
●	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59 1⁄2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59 1⁄2.
●	(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”

The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.

Benefit Rate

The Benefit Rate is:

●	Principal Plus – 5.00%
●	Principal Plus for Life – 5.00%
●	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Increases in Guaranteed Amounts

Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider.

We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:

●	5% of the Benefit Base immediately after the Additional Purchase Payment; or
●	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.

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Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.

In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

●	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:
¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or
¡	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.
●	in the case of the Lifetime Income Amount, to equal the lesser of:
¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or
¡	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.

Credits. The Riders provide the following Credit features:

●	Credit Rate – 5%.
●	initial Credit Period
¡	(for Principal Plus) – the first 5 Contract Years.
¡	(for Principal Plus for Life Series Riders issued prior to May 1, 2007) - the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person turns age 80.
¡	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) - the first 10 Contract Years.
●	extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

Each time you qualify for a Credit, we increase the Benefit Base:

●	by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise
●	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.

Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

●	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).
●	At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

●	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.
●	At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).

Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and

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including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:

●	(for Principal Plus and Principal Plus for Life) 0.75%, and
●	(for Principal Plus for Life Plus Automatic Annual Step-Up) 1.20%.

If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Up Dates. We schedule Step-Up Dates:

●	(for Principal Plus) - every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.
●	(for Principal Plus for Life Series Riders issued before February 13, 2006 and in a limited number of states thereafter) - every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.
●	(for Principal Plus for Life Series Riders issued on and after February 13, 2006 (may vary by state)) - the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.
●	(for Riders issued in Oregon) - we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.
●	(for Principal Plus for Life Riders with endorsement) - we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.

Under Principal Plus for Life Plus Automatic Annual Step-Up, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may have issued a special endorsement to a Principal Plus Rider after we issued the Contract. Under this special endorsement to the Principal Plus Rider, we automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.

If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as

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well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

●	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;
●	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or
●	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

●	you take withdrawals prior to the Lifetime Income Date, or
●	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.

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We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:

●	the Contract Value immediately after the withdrawal; or
●	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

●	the Guaranteed Withdrawal Amount prior to the withdrawal; or
●	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.

Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:

●	the Lifetime Income Amount prior to the withdrawal; or
●	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.

Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is

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based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:

●	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or
●	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax professional for more information on distribution requirements under the Code.

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.

Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in the “Accumulation Period Provisions – Payment of Death Benefit” provision of this Prospectus.

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Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:

●	You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.
●	You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.
●	We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.
●	After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.

Continuation of Principal Plus. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Beneficiary is:		Then PRINCIPAL PLUS:
1.	The deceased Owner’s Spouse	-	Continues if the Benefit Base is greater than zero.
-

Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.

		-	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

		-	Continues to impose the Principal Plus fee.

		-	Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.
2.	Not the deceased Owner’s Spouse	-	Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

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Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
1.	The Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.
		-	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.

		-	Continues to impose the Principal Plus for Life fee.

		-	Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.

2.	The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

3.	Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse	-	Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.
4.	Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	-

Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

		-	In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

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Termination of Rider

You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
●	under Principal Plus, the date the Benefit Base depletes to zero; or
●	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or
●	under Principal Plus, the Maturity Date under the Contract; or
●	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or
●	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
●	termination of the Contract.

Features of Principal Returns Rider

Form of Guarantee

The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).

In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.

The Rider does not provide a lifetime income guarantee.

Benefit Base

The Rider refers to the Benefit Base as the “Guaranteed Withdrawal Balance.” The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may determine the Benefit Base by using your Contract Value after the first Contract Year.

The maximum Benefit Base at any time is $5 million. We increase the Benefit Base to reflect Additional Purchase Payments and Step-Ups. We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Benefit Rate

The Benefit Rate is 8%.

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.

Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you are no longer eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under the Principal Returns Rider.

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We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:

●	8% of the Benefit Base immediately after the Purchase Payment; or
●	the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider’s Accumulation Benefit (see following section).

Accumulation Benefit (not available for Riders issued in the state of Washington). As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value equals the greater of:

●	the amount of your initial Purchase Payments, up to $5 million; or
●	your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.

Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period reflects these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.

If you qualify, we determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

You are not eligible for an Accumulation Benefit if you take a withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.

Step-Ups. The Principal Returns Rider provides Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts.

We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. You are no longer eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we automatically increase the Benefit Base to equal the Contract Value (up to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount equals the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.

Withdrawals, Distributions and Settlements

Overview. Although the Rider guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount could be significantly reduced.

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We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Guaranteed Withdrawal Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider. Your future Guaranteed Withdrawal Amount could be significantly reduced if your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:

●	the Contract Value immediately after the withdrawal; or
●	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount equals the lesser of:

●	the Guaranteed Withdrawal Amount prior to the withdrawal; or
●	8% of the greater of: (a) the Contract Value after the withdrawal; or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Returns Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Returns Rider (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our automatic Life Expectancy Distribution Program reduces your Contract Value and Benefit Base. We do not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.

If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you no longer qualify for the Rider’s Accumulation Benefit at your 10th Contract Anniversary.

Settlement Phase. The Settlement Phase under the Rider begins if:

●	the Contract Value reduces to zero at any time during a Contract Year, and
●	there were no Excess Withdrawals during that Contract Year, and
●	the Benefit Base is still greater than zero at the time.

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Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Life Expectancy Distribution Program”). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in “Accumulation Period Provisions – Death Benefit During Accumulation Period” section of the Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the Principal Returns Rider continues (as described in “Impact of Death Benefits” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract, described in the “Accumulation Period Provisions – Death Benefit During Accumulation Period” provision of the Prospectus.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:

●	Continues if the Benefit Base is greater than zero.
●	Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.
●	Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).
●	Continues to impose the Rider fee.
●	Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.
●	Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have turned age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner’s Spouse, the surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Termination of Rider

You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:

●	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or
●	the date the Benefit Base and the Contract Value both deplete to zero; or
●	the date an Annuity Option under the Contract begins; or
●	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or
●	termination of the Contract.

C-48

Appendix D: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that may have been available to you at issue. Not all Riders were available at the same time or in all states.

John Hancock USA

Guaranteed Retirement Income Benefit* II

Guaranteed Retirement Income Benefit* III

John Hancock New York

Guaranteed Retirement Income Benefit* II

*May also, in marketing and other materials, be referred to as “Guaranteed Retirement Income Programs.”

The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

John Hancock USA

Availability of Guaranteed Retirement Income Benefits

John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.

Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

●	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and
●	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Benefit monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base:

The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and
(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Guaranteed Retirement Income Benefit II Growth Factor. The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Guaranteed Retirement Income Benefit III Growth Factor. The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Guaranteed Retirement Income Benefit II Income Base Reductions. Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Guaranteed Retirement Income Benefit III Income Base Reductions. If total withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the withdrawal. If total withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”).

Life Annuity with a 10-Year Period Certain – Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

Joint and Survivor Life Annuity with a 20-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise the Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Benefit Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income

Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Benefit Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%
Guaranteed Retirement Income Benefit III	0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

A Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

●	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
●	the termination of the Contract for any reason; or
●	the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of a Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Benefit.

Hence, you should consider that because (a) a Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of a Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your own qualified tax professional.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Benefits do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Benefits should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Benefit.

John Hancock New York

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

●	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and
●	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Benefit monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base (Guaranteed Retirement Income Benefit II only). The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor. The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Income Base Reductions. Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”):

●	Life Annuity with a 10-Year Period Certain;
●	Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise the Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Benefit Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Benefit Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal

Termination of Guaranteed Retirement Income Benefit

The Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

●	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;
●	the termination of the Contract for any reason; or
●	the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of the Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Benefit.

You should consider that because (a) the Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your own qualified tax professional.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Benefits do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Benefits should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Benefit.

Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

●	Wealthmark ML3 Contracts with no optional benefit Riders;
●	Wealthmark ML3 Contracts with the Annual Step-Up Death Benefit optional benefit Rider;
●	Wealthmark ML3 Contracts with the Enhanced Earnings Death Benefit optional benefit Rider; and
●	Wealthmark ML3 Contracts with the Annual Step-Up Death Benefit optional benefit Rider and the Enhanced Earnings Death Benefit optional benefit Rider.

Please note the Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Income Plus For Life, Income Plus For Life – Joint Life, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Returns and the Accelerated Beneficiary Protection Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

U-1

Wealthmark ML3

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values- Wealthmark ML3 Variable Annuity

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
500 Index Trust B - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.453	17.541	15.722	12.106	10.629	10.607	9.389	7.554	12.229	12.500
Value at End of Year	19.166	17.453	17.541	15.722	12.106	10.629	10.607	9.389	7.554	12.229
Wealthmark ML3 No. of Units	326,252	353,879	403,061	524,982	621,788	697,076	763,933	894,346	980,416	1,262,185
NYWealthmark ML3 No. of Units	35,605	39,597	45,379	62,762	72,528	78,551	81,025	96,376	100,865	108,137
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	17.377	17.474	15.670	12.072	10.604	10.588	9.376	7.548	12.225	12.500
Value at End of Year	19.074	17.377	17.474	15.670	12.072	10.604	10.588	9.376	7.548	12.225
Wealthmark ML3 No. of Units	120,254	165,580	173,798	201,995	266,946	305,022	327,938	362,709	358,937	418,233
NYWealthmark ML3 No. of Units	90,859	98,652	127,384	165,853	192,152	194,020	202,773	215,151	223,681	274,258
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	17.153	17.274	15.514	11.970	10.530	10.530	9.339	7.529	12.213	12.500
Value at End of Year	18.799	17.153	17.274	15.514	11.970	10.530	10.530	9.339	7.529	12.213
Wealthmark ML3 No. of Units	280,680	292,734	303,843	354,396	442,553	477,336	544,366	665,821	656,516	860,913
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	17.079	17.208	15.462	11.936	10.506	10.511	9.326	7.523	12.209	12.500
Value at End of Year	18.709	17.079	17.208	15.462	11.936	10.506	10.511	9.326	7.523	12.209
Wealthmark ML3 No. of Units	63,159	72,504	86,910	100,794	128,094	136,372	142,824	151,644	159,304	200,698
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	16.858	17.011	15.308	11.835	10.432	10.453	9.289	7.504	12.196	12.500
Value at End of Year	18.439	16.858	17.011	15.308	11.835	10.432	10.453	9.289	7.504	12.196
Wealthmark ML3 No. of Units	41,629	42,143	49,444	62,560	72,643	76,642	113,628	124,277	132,238	151,793
Active Bond Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.913	18.236	17.393	17.674	16.414	15.787	14.115	11.537	13.127	13.036
Value at End of Year	18.366	17.913	18.236	17.393	17.674	16.414	15.787	14.115	11.537	13.127
Wealthmark ML3 No. of Units	111,215	126,799	146,249	191,226	227,441	252,634	305,415	352,720	396,541	595,668
NYWealthmark ML3 No. of Units	8,642	10,682	11,297	18,957	20,057	20,998	23,410	23,573	27,613	29,596
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	17.817	18.148	17.317	17.606	16.359	15.742	14.082	11.515	13.110	13.023
Value at End of Year	18.259	17.817	18.148	17.317	17.606	16.359	15.742	14.082	11.515	13.110
Wealthmark ML3 No. of Units	37,148	37,992	41,828	43,527	65,657	81,370	88,953	120,280	121,515	163,090
NYWealthmark ML3 No. of Units	24,595	32,332	33,944	60,624	81,064	82,118	93,733	108,145	125,328	166,983
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	17.534	17.886	17.093	17.405	16.196	15.609	13.983	11.452	13.057	12.984
Value at End of Year	17.942	17.534	17.886	17.093	17.405	16.196	15.609	13.983	11.452	13.057
Wealthmark ML3 No. of Units	130,550	135,155	145,984	181,714	186,792	190,885	237,647	285,720	302,163	407,522
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	17.441	17.800	17.019	17.338	16.142	15.564	13.951	11.431	13.040	12.971
Value at End of Year	17.837	17.441	17.800	17.019	17.338	16.142	15.564	13.951	11.431	13.040
Wealthmark ML3 No. of Units	47,992	48,845	52,928	60,738	59,417	61,178	64,271	63,728	62,503	85,843
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	17.164	17.543	16.799	17.140	15.981	15.432	13.853	11.368	12.988	12.932
Value at End of Year	17.528	17.164	17.543	16.799	17.140	15.981	15.432	13.853	11.368	12.988
Wealthmark ML3 No. of Units	20,930	23,621	26,080	36,498	38,982	43,037	49,886	54,091	58,281	70,561
All Cap Core Trust (formerly Growth Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	22.502	22.349	20.757	15.743	13.754	13.962	12.582	9.973	16.830	17.717
Value at End of Year	24.431	22.502	22.349	20.757	15.743	13.754	13.962	12.582	9.973	16.830
Wealthmark ML3 No. of Units	22,901	23,208	25,095	22,733	24,658	26,140	34,197	40,304	46,939	63,269
NYWealthmark ML3 No. of Units	2,678	2,686	2,706	2,724	6,825	7,113	7,612	8,279	8,622	9,488

U-2

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	25.038	24.880	23.120	17.544	15.334	15.575	14.042	11.136	18.802	19.799
Value at End of Year	27.171	25.038	24.880	23.120	17.544	15.334	15.575	14.042	11.136	18.802
Wealthmark ML3 No. of Units	5,445	6,266	6,575	7,867	9,859	14,174	14,696	12,019	13,452	19,764
NYWealthmark ML3 No. of Units	7,507	7,560	7,623	11,082	12,377	14,095	14,696	14,332	14,458	48,106
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	24.531	24.412	22.720	17.266	15.114	15.374	13.882	11.026	18.643	19.652
Value at End of Year	26.581	24.531	24.412	22.720	17.266	15.114	15.374	13.882	11.026	18.643
Wealthmark ML3 No. of Units	15,310	15,519	15,131	17,057	22,714	23,860	25,895	27,238	3,204	39,263
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	24.364	24.259	22.588	17.174	15.042	15.308	13.829	10.989	18.591	19.603
Value at End of Year	26.387	24.364	24.259	22.588	17.174	15.042	15.308	13.829	10.989	18.591
Wealthmark ML3 No. of Units	5,121	5,148	5,173	5,611	5,648	5,682	5,710	6,076	6,150	8,450
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	26.924	26.848	25.036	19.064	16.722	17.044	15.420	12.272	20.792	21.947
Value at End of Year	29.115	26.924	26.848	25.036	19.064	16.722	17.044	15.420	12.272	20.792
Wealthmark ML3 No. of Units	1,364	1,630	1,789	3,006	3,514	3,545	3,581	3,813	4,318	4,702
American Asset Allocation Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	22.486	22.654	21.956	18.129	15.959	16.087	14.615	12.053	17.465	17.629
Value at End of Year	24.090	22.486	22.654	21.956	18.129	15.959	16.087	14.615	12.053	17.465
Wealthmark ML3 No. of Units	38,519	37,337	39,457	50,570	43,860	56,573	60,984	44,167	48,986	18,336
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	1,075
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	22.389	22.567	21.883	18.077	15.922	16.057	14.595	12.043	17.459	17.629
Value at End of Year	23.974	22.389	22.567	21.883	18.077	15.922	16.057	14.595	12.043	17.459
Wealthmark ML3 No. of Units	15,910	17,099	18,769	19,325	18,230	20,086	20,200	11,667	5,956	3,912
NYWealthmark ML3 No. of Units	1,914	1,965	2,362	2,244	2,278	2,375	1,901	3,897	2,463	9,572
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	22.099	22.308	21.665	17.924	15.811	15.969	14.537	12.013	12.484	12.619
Value at End of Year	23.628	22.099	22.308	21.665	17.924	15.811	15.969	14.537	12.013	12.484
Wealthmark ML3 No. of Units	17,258	17,674	20,475	20,227	19,549	17,560	18,586	48,497	13,410	15,765
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	22.003	22.223	21.593	17.873	15.774	15.940	14.517	12.003	17.436	17.629
Value at End of Year	23.514	22.003	22.223	21.593	17.873	15.774	15.940	14.517	12.003	17.436
Wealthmark ML3 No. of Units	2,051	2,124	1,908	1,728	1,786	1,848	9,262	10,762	13,061	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	15.546	15.725	15.302	12.685	11.212	11.347	10.350	8.570	12.468	12.618
Value at End of Year	16.589	15.546	15.725	15.302	12.685	11.212	11.347	10.350	8.570	12.468
Wealthmark ML3 No. of Units	6,848	6,848	6,848	39,927	40,207	41,772	9,085	9,084	8,783	15,497
American Bond Trust (merged into Bond Trust eff 10-28-2011) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.824	11.649	13.133	13.205
Value at End of Year	—	—	—	—	—	—	13.367	12.824	11.649	13.133
Wealthmark ML3 No. of Units	—	—	—	—	—	—	19,968	28,856	20,462	8,036
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	12.796	11.629	13.117	13.193
Value at End of Year	—	—	—	—	—	—	13.331	12.796	11.629	13.117
Wealthmark ML3 No. of Units	—	—	—	—	—	—	5,359	4,617	2,509	4,926
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	4,074	6,032	370	455
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	12.712	11.569	13.070	13.158
Value at End of Year	—	—	—	—	—	—	13.223	12.712	11.569	13.070
Wealthmark ML3 No. of Units	—	—	—	—	—	—	19,599	19,510	4,061	5,334
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	12.684	13.054	—	13.147
Value at End of Year	—	—	—	—	—	—	13.187	12.684	—	13.054
Wealthmark ML3 No. of Units	—	—	—	—	—	—	5,365	4,062	—	—

U-3

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	12.600	11.490	13.007	13.112
Value at End of Year	—	—	—	—	—	—	13.081	12.600	11.490	13.007
Wealthmark ML3 No. of Units	—	—	—	—	—	—	2,263	3,289	2,291	—
American Global Growth Trust - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.173	16.394	16.369	12.958	10.799	12.117	11.081	7.966	13.208	12.985
Value at End of Year	16.909	17.173	16.394	16.369	12.958	10.799	12.117	11.081	7.966	13.208
Wealthmark ML3 No. of Units	15,465	16,996	17,518	18,760	8,033	8,310	8,764	8,639	7,819	3,951
NYWealthmark ML3 No. of Units	—	177	358	628	826	831	—	—	552	420
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	17.099	16.331	16.315	12.921	10.773	12.095	11.066	7.959	13.203	12.981
Value at End of Year	16.828	17.099	16.331	16.315	12.921	10.773	12.095	11.066	7.959	13.203
Wealthmark ML3 No. of Units	9,870	2,099	2,120	1,715	—	—	—	1,068	1,107	2,572
NYWealthmark ML3 No. of Units	10,963	11,125	12,164	11,989	10,182	10,647	7,833	7,880	7,942	7,018
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	16.878	16.144	16.152	12.812	10.698	12.029	11.022	13.190	—	12.971
Value at End of Year	16.585	16.878	16.144	16.152	12.812	10.698	12.029	11.022	—	13.190
Wealthmark ML3 No. of Units	27,170	28,595	53,636	59,274	52,781	57,181	45,742	33,786	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.967
Value at End of Year	—	—	—	—	—	—	—	—	—	13.186
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	16.587	15.898	15.938	12.667	10.599	11.941	10.963	7.913	13.172	12.957
Value at End of Year	16.268	16.587	15.898	15.938	12.667	10.599	11.941	10.963	7.913	13.172
Wealthmark ML3 No. of Units	11,069	10,809	11,073	11,212	7,274	7,509	7,344	7,268	341	—
American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	10.586	9.161	11.587	9.667	6.126	13.480	13.909
Value at End of Year	—	—	—	—	10.586	9.161	11.587	9.667	6.126	13.480
Wealthmark ML3 No. of Units	—	—	—	—	6,698	5,518	6,017	6,417	1,617	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	10.556	9.139	11.566	9.655	6.121	13.475	13.906
Value at End of Year	—	—	—	—	10.556	9.139	11.566	9.655	6.121	13.475
Wealthmark ML3 No. of Units	—	—	—	—	1,477	1,538	4,891	4,881	—	2,549
NYWealthmark ML3 No. of Units	—	—	—	—	3,857	4,333	1,055	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	10.466	9.076	11.502	9.616	6.105	13.462	13.895
Value at End of Year	—	—	—	—	10.466	9.076	11.502	9.616	6.105	13.462
Wealthmark ML3 No. of Units	—	—	—	—	17,782	25,832	17,353	17,908	5,281	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.891
Value at End of Year	—	—	—	—	—	—	—	—	—	13.457
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	10.348	8.991	11.418	9.565	13.444	—	13.880
Value at End of Year	—	—	—	—	10.348	8.991	11.418	9.565	—	13.444
Wealthmark ML3 No. of Units	—	—	—	—	5,266	5,332	5,000	4,320	—	—
American Growth Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	30.015	28.693	27.019	21.215	18.399	19.645	16.906	12.393	22.614	21.943
Value at End of Year	32.191	30.015	28.693	27.019	21.215	18.399	19.645	16.906	12.393	22.614
Wealthmark ML3 No. of Units	32,601	36,930	42,404	57,004	67,828	73,941	77,618	63,468	87,673	131,589
NYWealthmark ML3 No. of Units	1,606	54	56	59	59	59	60	665	1,188	846
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	29.826	28.526	26.876	21.113	18.319	19.570	16.849	12.358	22.561	21.899
Value at End of Year	31.972	29.826	28.526	26.876	21.113	18.319	19.570	16.849	12.358	22.561
Wealthmark ML3 No. of Units	37,193	38,801	40,996	47,074	51,831	65,666	70,190	75,438	79,368	64,554
NYWealthmark ML3 No. of Units	1,968	4,315	4,272	4,489	4,956	5,001	5,054	6,037	4,640	1,806

U-4

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	29.265	28.031	26.449	20.809	18.083	19.347	16.682	12.254	22.404	21.768
Value at End of Year	31.323	29.265	28.031	26.449	20.809	18.083	19.347	16.682	12.254	22.404
Wealthmark ML3 No. of Units	28,075	30,453	37,947	45,082	49,476	64,106	59,032	73,944	75,279	86,065
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	29.080	27.868	26.308	20.708	18.005	19.273	16.626	12.219	22.352	21.725
Value at End of Year	31.110	29.080	27.868	26.308	20.708	18.005	19.273	16.626	12.219	22.352
Wealthmark ML3 No. of Units	151	160	168	176	177	2,318	6,012	7,372	7,463	2,567
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	28.533	27.385	25.891	20.410	17.772	19.052	16.461	12.116	22.197	21.595
Value at End of Year	30.478	28.533	27.385	25.891	20.410	17.772	19.052	16.461	12.116	22.197
Wealthmark ML3 No. of Units	2,277	2,278	4,347	7,703	7,375	7,591	8,892	9,168	8,200	221
American Growth-Income Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	26.382	26.564	24.525	18.769	16.318	16.970	15.565	12.110	19.914	20.424
Value at End of Year	28.820	26.382	26.564	24.525	18.769	16.318	16.970	15.565	12.110	19.914
Wealthmark ML3 No. of Units	22,382	23,099	26,159	26,713	30,092	32,090	33,975	24,960	34,534	26,615
NYWealthmark ML3 No. of Units	1,547	1,642	1,737	1,836	1,925	2,030	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.215	26.410	24.394	18.679	16.248	16.905	15.513	12.076	19.867	20.384
Value at End of Year	28.624	26.215	26.410	24.394	18.679	16.248	16.905	15.513	12.076	19.867
Wealthmark ML3 No. of Units	29,320	30,035	32,231	34,600	34,247	42,264	43,540	40,823	48,452	40,969
NYWealthmark ML3 No. of Units	4,964	5,129	3,996	4,119	3,347	3,430	3,113	5,935	2,326	1,326
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	25.722	25.952	24.007	18.410	16.038	16.712	15.359	11.974	19.729	20.262
Value at End of Year	28.043	25.722	25.952	24.007	18.410	16.038	16.712	15.359	11.974	19.729
Wealthmark ML3 No. of Units	23,401	26,423	27,925	27,461	35,701	36,681	32,168	27,736	28,728	34,493
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	25.559	15.969	—	—	—	16.648	15.308	11.940	19.683	20.221
Value at End of Year	27.852	25.559	—	—	—	15.969	16.648	15.308	11.940	19.683
Wealthmark ML3 No. of Units	2,823	2,963	—	—	—	4,599	5,086	6,035	6,189	6,053
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	25.078	25.353	23.501	18.057	15.763	16.458	15.156	11.839	19.546	20.101
Value at End of Year	27.287	25.078	25.353	23.501	18.057	15.763	16.458	15.156	11.839	19.546
Wealthmark ML3 No. of Units	42	246	2,265	6,564	6,886	6,027	8,151	8,140	11,768	3,465
American High-Income Bond Trust (merged into High Yield Trust eff 04-26-2013) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	15.099	13.587	13.632	12.101	8.888	11.951	11.986
Value at End of Year	—	—	—	—	15.099	13.587	13.632	12.101	8.888	11.951
Wealthmark ML3 No. of Units	—	—	—	—	10,457	10,619	17,933	4,691	600	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	172	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	15.056	13.556	13.607	12.085	8.880	11.947	11.983
Value at End of Year	—	—	—	—	15.056	13.556	13.607	12.085	8.880	11.947
Wealthmark ML3 No. of Units	—	—	—	—	29,975	18,592	17,779	1,793	1,275	—
NYWealthmark ML3 No. of Units	—	—	—	—	2,939	2,973	2,992	3,026	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	14.928	13.461	13.532	12.037	8.858	11.935	11.973
Value at End of Year	—	—	—	—	14.928	13.461	13.532	12.037	8.858	11.935
Wealthmark ML3 No. of Units	—	—	—	—	48,160	50,597	55,895	9,024	5,950	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	14.886	13.430	13.508	11.931	—	—	11.970
Value at End of Year	—	—	—	—	14.886	13.430	13.508	—	—	11.931
Wealthmark ML3 No. of Units	—	—	—	—	1,547	1,556	1,565	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	14.760	13.336	13.433	11.972	11.919	—	11.960
Value at End of Year	—	—	—	—	14.760	13.336	13.433	11.972	—	11.919
Wealthmark ML3 No. of Units	—	—	—	—	1,029	2,913	3,057	1,903	—	—

U-5

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
American International Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	26.780	28.652	30.076	25.273	21.913	26.019	24.796	17.701	31.284	28.944
Value at End of Year	27.125	26.780	28.652	30.076	25.273	21.913	26.019	24.796	17.701	31.284
Wealthmark ML3 No. of Units	12,899	16,714	19,421	28,754	35,283	37,051	39,068	29,314	47,793	73,905
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	3,275
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.611	28.486	29.916	25.151	21.819	25.919	24.713	17.651	31.211	28.886
Value at End of Year	26.940	26.611	28.486	29.916	25.151	21.819	25.919	24.713	17.651	31.211
Wealthmark ML3 No. of Units	21,865	22,446	23,134	23,592	25,412	28,877	30,613	30,499	28,572	37,385
NYWealthmark ML3 No. of Units	651	1,162	1,200	1,222	1,238	2,185	2,179	1,779	2,569	2,080
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	26.110	27.991	29.441	24.789	21.537	25.623	24.467	17.502	30.994	28.713
Value at End of Year	26.393	26.110	27.991	29.441	24.789	21.537	25.623	24.467	17.502	30.994
Wealthmark ML3 No. of Units	23,104	23,913	25,004	28,493	29,615	34,139	37,991	32,007	44,818	40,177
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	25.525	24.386	17.452	30.922	28.656
Value at End of Year	—	—	—	—	—	21.444	25.525	24.386	17.452	30.922
Wealthmark ML3 No. of Units	—	—	—	—	—	2,311	2,488	3,293	3,592	2,527
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	25.457	27.346	28.820	24.315	21.167	25.234	24.144	17.305	30.707	28.485
Value at End of Year	25.682	25.457	27.346	28.820	24.315	21.167	25.234	24.144	17.305	30.707
Wealthmark ML3 No. of Units	490	490	585	3,106	3,125	3,608	3,317	3,680	5,156	3,732
American New World Trust - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	12.787	13.504	14.982	13.754	11.940	14.181	12.303	8.405	14.902	14.459
Value at End of Year	13.179	12.787	13.504	14.982	13.754	11.940	14.181	12.303	8.405	14.902
Wealthmark ML3 No. of Units	8,336	10,113	12,905	14,374	17,772	22,254	20,283	20,196	10,120	586
NYWealthmark ML3 No. of Units	3,877	—	—	—	—	—	—	—	—	374
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.732	13.452	14.932	13.715	11.912	14.155	12.286	8.398	14.897	14.455
Value at End of Year	13.115	12.732	13.452	14.932	13.715	11.912	14.155	12.286	8.398	14.897
Wealthmark ML3 No. of Units	1,836	5,580	5,611	6,037	6,869	8,549	12,195	8,494	6,849	2,295
NYWealthmark ML3 No. of Units	1,237	1,570	1,027	1,580	1,586	2,048	1,772	1,671	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	12.567	13.298	14.783	13.598	11.829	14.077	12.237	8.376	14.882	14.443
Value at End of Year	12.926	12.567	13.298	14.783	13.598	11.829	14.077	12.237	8.376	14.882
Wealthmark ML3 No. of Units	8,056	9,706	9,941	14,823	16,004	19,485	23,628	21,861	12,331	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	14.052	8.369	—	14.877	14.440
Value at End of Year	—	—	—	—	—	11.801	14.052	—	8.369	14.877
Wealthmark ML3 No. of Units	—	—	—	—	—	1,285	1,295	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	12.351	13.095	14.587	13.445	11.719	13.974	12.172	8.348	14.863	14.428
Value at End of Year	12.678	12.351	13.095	14.587	13.445	11.719	13.974	12.172	8.348	14.863
Wealthmark ML3 No. of Units	930	937	943	949	2,987	2,969	2,991	2,036	—	—
Blue Chip Growth Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	26.985	24.754	23.112	16.661	14.344	14.404	12.630	9.007	15.962	15.437
Value at End of Year	26.707	26.985	24.754	23.112	16.661	14.344	14.404	12.630	9.007	15.962
Wealthmark ML3 No. of Units	9,069	8,533	9,528	9,568	9,762	7,126	13,421	6,910	7,968	4,574
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	28.730	26.367	24.631	17.764	15.302	15.373	13.487	9.623	17.062	16.506
Value at End of Year	28.419	28.730	26.367	24.631	17.764	15.302	15.373	13.487	9.623	17.062
Wealthmark ML3 No. of Units	2,617	2,330	855	1,364	5,792	4,811	5,146	3,124	3,630	2,010
NYWealthmark ML3 No. of Units	14,486	9,967	7,180	7,893	9,297	7,384	6,989	7,108	8,138	5,469
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	28.148	25.872	24.205	17.483	15.083	15.175	13.334	9.527	16.918	16.384
Value at End of Year	27.802	28.148	25.872	24.205	17.483	15.083	15.175	13.334	9.527	16.918
Wealthmark ML3 No. of Units	15,428	16,561	13,611	16,650	14,337	10,811	4,761	1,907	25,206	5,554

U-6

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.343
Value at End of Year	—	—	—	—	—	—	—	—	—	16.870
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	31.283	28.811	27.009	19.547	16.898	17.035	14.998	19.106	—	18.527
Value at End of Year	30.837	31.283	28.811	27.009	19.547	16.898	17.035	14.998	—	19.106
Wealthmark ML3 No. of Units	3,222	3,228	3,151	3,156	3,162	3,167	1,079	576	—	—
Bond Trust - Series II Shares (units first credited 10-28-2011)
Contracts with no Optional Benefits
Value at Start of Year	12.939	13.149	12.683	13.108	12.558	12.500	—	—	—	—
Value at End of Year	13.091	12.939	13.149	12.683	13.108	12.558	—	—	—	—
Wealthmark ML3 No. of Units	5,642	5,931	6,448	9,256	12,222	12,217	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.912	13.128	12.669	13.100	12.557	12.500	—	—	—	—
Value at End of Year	13.057	12.912	13.128	12.669	13.100	12.557	—	—	—	—
Wealthmark ML3 No. of Units	2,056	3,601	3,621	3,325	4,084	5,742	—	—	—	—
NYWealthmark ML3 No. of Units	1,379	1,287	1,293	3,026	3,590	3,478	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	12.832	13.066	12.628	13.077	12.554	12.500	—	—	—	—
Value at End of Year	12.956	12.832	13.066	12.628	13.077	12.554	—	—	—	—
Wealthmark ML3 No. of Units	9,032	13,358	13,111	13,783	21,483	20,617	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	12.805	13.045	12.614	13.069	12.553	12.500	—	—	—	—
Value at End of Year	12.922	12.805	13.045	12.614	13.069	12.553	—	—	—	—
Wealthmark ML3 No. of Units	836	887	931	5,693	5,729	5,765	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	12.725	12.983	12.573	13.046	12.550	12.500	—	—	—	—
Value at End of Year	—	12.725	12.983	12.573	13.046	12.550	—	—	—	—
Wealthmark ML3 No. of Units	—	1,914	2,016	2,117	2,221	2,322	—	—	—	—
Capital Appreciation Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	24.674	22.564	20.955	15.539	13.638	13.888	12.654	9.057	14.700	13.955
Value at End of Year	23.963	24.674	22.564	20.955	15.539	13.638	13.888	12.654	9.057	14.700
Wealthmark ML3 No. of Units	879	1,010	1,410	870	527	248	2,305	2,858	3,955	1,120
NYWealthmark ML3 No. of Units	736	742	747	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.769	24.492	22.757	16.883	14.826	15.106	13.770	9.861	16.012	15.205
Value at End of Year	25.985	26.769	24.492	22.757	16.883	14.826	15.106	13.770	9.861	16.012
Wealthmark ML3 No. of Units	606	1,416	1,534	6,867	11,658	1,038	3,332	5,204	5,354	11,660
NYWealthmark ML3 No. of Units	2,233	2,145	1,309	1,385	1,501	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	26.227	24.032	22.363	16.616	14.613	14.911	13.613	9.763	15.877	15.092
Value at End of Year	25.420	26.227	24.032	22.363	16.616	14.613	14.911	13.613	9.763	15.877
Wealthmark ML3 No. of Units	4,688	6,311	3,147	3,062	3,407	2,971	2,779	3,355	1,406	2,477
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.055
Value at End of Year	—	—	—	—	—	—	—	—	—	15.832
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	31.395	28.825	26.877	20.010	17.633	18.029	16.493	11.851	19.312	18.382
Value at End of Year	30.369	31.395	28.825	26.877	20.010	17.633	18.029	16.493	11.851	19.312
Wealthmark ML3 No. of Units	724	689	734	806	905	908	932	919	238	—
Capital Appreciation Value Trust - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	20.130	19.472	17.669	14.731	13.082	12.927	11.565	9.056	12.500	—
Value at End of Year	21.354	20.130	19.472	17.669	14.731	13.082	12.927	11.565	9.056	—
Wealthmark ML3 No. of Units	6,519	2,058	1,375	773	1,141	1,147	1,153	1,159	3,408	—

U-7

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.054	12.500	—	—	—	—	—	—	—	—
Value at End of Year	21.263	20.054	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	2,133	2,243	—	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	1,647	1,698	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	19.828	19.219	17.474	14.598	12.989	12.861	11.529	9.046	12.500	—
Value at End of Year	20.992	19.828	19.219	17.474	14.598	12.989	12.861	11.529	9.046	—
Wealthmark ML3 No. of Units	5,670	7,865	21,318	20,519	20,814	20,900	20,992	21,087	881	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	19.754	12.500	—	—	—	—	—	—	—	—
Value at End of Year	20.902	19.754	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	5,817	1,975	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	11.494	9.036	12.500	—
Value at End of Year	—	—	—	—	—	—	12.796	11.494	9.036	—
Wealthmark ML3 No. of Units	—	—	—	—	—	—	1,232	1,241	1,156	—
Classic Value Trust (merged into Equity-Income Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	14.431	17.913
Value at End of Year	—	—	—	—	—	—	—	—	7.710	14.431
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	1,915	1,885
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.886
Value at End of Year	—	—	—	—	—	—	—	—	—	14.405
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.806
Value at End of Year	—	—	—	—	—	—	—	—	—	14.326
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.779
Value at End of Year	—	—	—	—	—	—	—	—	—	14.300
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.699
Value at End of Year	—	—	—	—	—	—	—	—	—	14.222
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	15.810	16.350	12.500	—	—	—
Value at End of Year	—	—	—	—	—	15.810	16.350	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	6,536	6,949	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	15.789	16.336	15.007	12.500	—	—
Value at End of Year	—	—	—	—	—	15.789	16.336	15.007	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	878	260	—	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	37	75	75	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	15.726	16.295	12.500	—	—	—
Value at End of Year	—	—	—	—	—	15.726	16.295	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	2,614	1,132	—	—	—
Core Allocation Plus Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	12.469	11.185	11.664	10.752	8.738	12.500	—
Value at End of Year	—	—	—	—	12.469	11.185	11.664	10.752	8.738	—
Wealthmark ML3 No. of Units	—	—	—	—	778	782	786	790	—	—

U-8

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	12.356	11.106	11.605	10.719	12.500	—	—
Value at End of Year	—	—	—	—	12.356	11.106	11.605	10.719	—	—
Wealthmark ML3 No. of Units	—	—	—	—	2,461	2,474	2,488	2,502	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	10.686	8.719	12.500	—
Value at End of Year	—	—	—	—	—	—	11.546	10.686	8.719	—
Wealthmark ML3 No. of Units	—	—	—	—	—	—	960	967	1,186	—
Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	16.412	16.537	15.004	12.500	—	—
Value at End of Year	—	—	—	—	—	16.412	16.537	15.004	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	4,234	1,862	1,878	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	27,847	29,949	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	16.390	16.523	14.999	12.500	—	—
Value at End of Year	—	—	—	—	—	16.390	16.523	14.999	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	15,503	—	—	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	3,907	2,601	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	16.325	16.482	14.984	12.500	—	—
Value at End of Year	—	—	—	—	—	16.325	16.482	14.984	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	5,533	1,765	2,545	—	—
Core Bond Trust - Series II Shares (units first credited 04-27-2015)
Contracts with no Optional Benefits
Value at Start of Year	16.655	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.798	16.655	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	61,573	69,275	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.567	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.701	16.567	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	21,774	24,005	—	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	3,279	4,495	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	16.303	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.411	16.303	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	43,115	45,777	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	15.959	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.032	15.959	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	6,879	7,496	—	—	—	—	—	—	—	—
Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	16.357	16.963	15.370	12.500	—	—
Value at End of Year	—	—	—	—	—	16.357	16.963	15.370	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	17,963	17,118	3,038	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	16.335	16.949	15.365	12.500	—	—
Value at End of Year	—	—	—	—	—	16.335	16.949	15.365	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	24,861	25,170	—	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	1,697	1,702	1,799	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	16.270	16.907	15.349	12.500	—	—
Value at End of Year	—	—	—	—	—	16.270	16.907	15.349	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	5,214	5,414	2,789	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	16.184	16.851	15.329	12.500	—	—
Value at End of Year	—	—	—	—	—	16.184	16.851	15.329	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	4,793	6,142	7,158	—	—

U-9

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Core Equity Trust (merged into Fundamental Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.040
Value at End of Year	—	—	—	—	—	—	—	—	—	14.152
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	14.126	16.016
Value at End of Year	—	—	—	—	—	—	—	—	6.306	14.126
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	506	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.944
Value at End of Year	—	—	—	—	—	—	—	—	—	14.049
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.921
Value at End of Year	—	—	—	—	—	—	—	—	—	14.023
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.849
Value at End of Year	—	—	—	—	—	—	—	—	—	13.946
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Core Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.067	15.659	15.837	12.500	—	—	—
Value at End of Year	—	—	—	—	17.067	15.659	15.837	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	13,686	16,990	16,073	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	17.035	15.638	15.824	12.500	—	—	—
Value at End of Year	—	—	—	—	17.035	15.638	15.824	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	26,264	31,273	41,990	—	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	6,037	6,614	7,004	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	16.942	15.576	15.784	14.664	12.500	—	—
Value at End of Year	—	—	—	—	16.942	15.576	15.784	14.664	—	—
Wealthmark ML3 No. of Units	—	—	—	—	11,315	9,713	5,888	3,082	—	—
Core Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	16.996	15.306	16.167	15.178	12.500	—	—
Value at End of Year	—	—	—	—	16.996	15.306	16.167	15.178	—	—
Wealthmark ML3 No. of Units	—	—	—	—	5,521	14,905	24,379	21,376	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	637	8,501	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	16.965	15.286	16.154	15.173	12.500	—	—
Value at End of Year	—	—	—	—	16.965	15.286	16.154	15.173	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	3,570	3,977	12,279	23,224	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	16.872	15.225	16.114	15.158	12.500	—	—
Value at End of Year	—	—	—	—	16.872	15.225	16.114	15.158	—	—
Wealthmark ML3 No. of Units	—	—	—	—	7,604	9,130	7,263	16,441	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	16.841	15.205	16.100	15.153	12.500	—	—
Value at End of Year	—	—	—	—	16.841	15.205	16.100	15.153	—	—
Wealthmark ML3 No. of Units	—	—	—	—	4,864	5,354	5,581	5,934	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	15.138	12.500	—	—
Value at End of Year	—	—	—	—	—	—	16.060	15.138	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	—	6,171	7,193	—	—

U-10

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Core Strategy Trust (formerly Index Allocation Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.531	17.889	17.172	14.666	13.281	13.501	12.236	10.225	14.139	14.173
Value at End of Year	18.443	17.531	17.889	17.172	14.666	13.281	13.501	12.236	10.225	14.139
Wealthmark ML3 No. of Units	114,200	136,893	198,966	217,236	154,750	185,619	221,249	243,087	285,792	362,515
NYWealthmark ML3 No. of Units	17,151	16,468	17,141	31,068	37,661	39,198	40,352	41,867	43,514	47,854
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	17.444	17.810	17.104	14.615	13.242	13.468	12.212	10.211	14.126	14.164
Value at End of Year	18.343	17.444	17.810	17.104	14.615	13.242	13.468	12.212	10.211	14.126
Wealthmark ML3 No. of Units	37,971	66,686	80,050	83,110	75,797	86,252	101,990	122,073	140,584	186,525
NYWealthmark ML3 No. of Units	43,834	51,687	55,524	78,317	70,542	73,431	83,151	90,674	93,267	164,513
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	17.187	17.574	16.903	14.465	13.126	13.370	12.141	10.167	14.086	14.139
Value at End of Year	18.046	17.187	17.574	16.903	14.465	13.126	13.370	12.141	10.167	14.086
Wealthmark ML3 No. of Units	94,722	106,749	124,605	166,137	131,063	138,182	169,203	187,261	191,790	224,902
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	17.103	17.496	16.837	14.416	13.087	13.337	12.118	10.152	14.073	14.130
Value at End of Year	17.948	17.103	17.496	16.837	14.416	13.087	13.337	12.118	10.152	14.073
Wealthmark ML3 No. of Units	18,323	21,090	24,153	28,061	22,638	23,046	24,448	26,805	33,294	43,153
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	16.851	17.265	16.639	14.267	12.972	13.240	12.047	10.108	14.033	14.104
Value at End of Year	17.658	16.851	17.265	16.639	14.267	12.972	13.240	12.047	10.108	14.033
Wealthmark ML3 No. of Units	10,665	11,117	13,633	17,101	17,755	17,765	21,988	25,466	30,175	45,440
Deutsche Equity 500 Index VIP (formerly DWS Equity 500 Index Trust VIP) - Class B2 Shares (units first credited 09-16-2005)
Contracts with no Optional Benefits
Value at Start of Year	31.443	31.725	28.542	22.076	19.474	19.519	17.363	14.032	22.776	22.086
Value at End of Year	34.392	31.443	31.725	28.542	22.076	19.474	19.519	17.363	14.032	22.776
Wealthmark ML3 No. of Units	57,454	61,394	67,922	92,019	99,319	115,367	126,765	161,446	192,690	227,829
NYWealthmark ML3 No. of Units	7,810	8,047	8,767	11,540	14,390	14,439	14,948	15,068	15,658	16,380
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	31.235	31.532	28.382	21.963	19.384	19.439	17.300	13.989	22.717	22.040
Value at End of Year	34.148	31.235	31.532	28.382	21.963	19.384	19.439	17.300	13.989	22.717
Wealthmark ML3 No. of Units	21,868	24,205	28,884	42,989	52,616	57,056	70,429	88,053	98,001	101,776
NYWealthmark ML3 No. of Units	41,625	50,658	65,965	87,530	108,885	109,682	115,195	120,047	124,739	138,269
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	30.621	30.958	27.907	21.628	19.118	19.200	17.113	13.858	22.539	21.900
Value at End of Year	33.427	30.621	30.958	27.907	21.628	19.118	19.200	17.113	13.858	22.539
Wealthmark ML3 No. of Units	33,965	41,243	43,395	58,856	48,940	48,666	56,742	63,770	98,996	111,755
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	30.419	30.769	27.751	21.518	19.029	19.121	17.051	13.815	22.480	21.854
Value at End of Year	33.189	30.419	30.769	27.751	21.518	19.029	19.121	17.051	13.815	22.480
Wealthmark ML3 No. of Units	59,065	60,524	61,653	62,890	68,262	77,255	79,317	84,761	85,473	83,462
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	25.398	25.729	23.240	18.047	15.984	16.085	14.365	11.657	18.996	18.495
Value at End of Year	27.670	25.398	25.729	23.240	18.047	15.984	16.085	14.365	11.657	18.996
Wealthmark ML3 No. of Units	18,245	19,804	22,359	24,141	25,067	27,916	34,176	34,931	46,272	53,083
Disciplined Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	13.499	12.189	12.682	11.391	9.121	12.500	—
Value at End of Year	—	—	—	—	13.499	12.189	12.682	11.391	9.121	—
Wealthmark ML3 No. of Units	—	—	—	—	1,154	1,160	1,166	1,172	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	12.500	—
Value at End of Year	—	—	—	—	—	—	—	—	9.119	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	4,824	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	13.377	12.103	12.618	11.356	9.111	12.500	—
Value at End of Year	—	—	—	—	13.377	12.103	12.618	11.356	9.111	—
Wealthmark ML3 No. of Units	—	—	—	—	7,201	7,385	7,596	7,791	5,687	—

U-11

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	11.321	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	1,084	—	—
DWS Core Fixed Income VIP (formerly Scudder Fixed Income Portfolio) (substituted with Investment Quality Bond Trust eff 11-16-2009)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.949	13.670
Value at End of Year	—	—	—	—	—	—	—	—	11.016	13.949
Wealthmark ML3 No. of Units	—	—	—	—		—	—	—	493,160	746,168
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	30,512	39,350
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	13.912	13.641
Value at End of Year	—	—	—	—	—	—	—	—	10.981	13.912
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	190,987	255,277
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	115,494	170,481
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	13.803	13.555
Value at End of Year	—	—	—	—	—	—	—	—	10.879	13.803
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	287,915	398,896
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	13.767	13.526
Value at End of Year	—	—	—	—	—	—	—	—	10.845	13.767
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	152,699	199,527
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	13.279	13.066
Value at End of Year	—	—	—	—	—	—	—	—	10.445	13.279
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	54,945	61,535
Equity-Income Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	21.820	23.831	22.593	17.703	15.360	15.775	13.956	11.302	17.998	19.059
Value at End of Year	25.522	21.820	23.831	22.593	17.703	15.360	15.775	13.956	11.302	17.998
Wealthmark ML3 No. of Units	15,178	18,816	20,785	21,742	21,662	16,949	12,983	10,460	9,862	3,638
NYWealthmark ML3 No. of Units	278	—	—	—	—	—	—	—	—	4,933
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	21.083	23.038	21.852	17.131	14.871	15.281	13.526	10.958	17.461	18.495
Value at End of Year	24.648	21.083	23.038	21.852	17.131	14.871	15.281	13.526	10.958	17.461
Wealthmark ML3 No. of Units	9,826	10,835	10,938	12,718	15,644	20,557	19,491	18,273	16,603	6,299
NYWealthmark ML3 No. of Units	8,343	8,610	13,771	4,997	3,202	3,183	2,216	1,706	3,634	2,266
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	20.656	22.605	21.474	16.860	14.658	15.084	13.371	10.850	17.314	18.358
Value at End of Year	24.112	20.656	22.605	21.474	16.860	14.658	15.084	13.371	10.850	17.314
Wealthmark ML3 No. of Units	22,561	23,909	20,938	17,545	15,925	14,753	6,948	6,025	4,443	1,819
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	20.516	22.463	21.349	17.265	—	—	—	—	—	18.312
Value at End of Year	23.936	20.516	22.463	21.349	—	—	—	—	—	17.265
Wealthmark ML3 No. of Units	2,615	2,746	6,011	6,301	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	23.596	25.874	24.628	19.375	16.879	17.404	15.459	12.569	20.097	21.337
Value at End of Year	27.489	23.596	25.874	24.628	19.375	16.879	17.404	15.459	12.569	20.097
Wealthmark ML3 No. of Units	3,704	3,829	3,663	5,773	8,792	9,142	6,981	7,068	300	80
Financial Industries Trust (formerly Financial Services Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	19.591	20.509	19.231	14.983	12.930	14.550	13.207	9.524	17.527	19.420
Value at End of Year	22.972	19.591	20.509	19.231	14.983	12.930	14.550	13.207	9.524	17.527
Wealthmark ML3 No. of Units	1,929	1,982	1,721	1,734	1,432	1,389	2,640	1,339	1,962	—
NYWealthmark ML3 No. of Units	2,186	—	—	—	—	—	—	392	431	—

U-12

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	19.245	18.910	18.910	14.740	12.727	14.329	13.013	9.389	17.287	19.160
Value at End of Year	22.555	19.245	18.910	18.910	14.740	12.727	14.329	13.013	9.389	17.287
Wealthmark ML3 No. of Units	128	130	—	—	—	1,121	5,502	8,594	7,041	4,097
NYWealthmark ML3 No. of Units	—	—	—	79	316	317	319	690	695	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	18.855	19.778	18.582	14.507	12.544	14.144	12.864	9.295	17.141	19.018
Value at End of Year	22.065	18.855	19.778	18.582	14.507	12.544	14.144	12.864	9.295	17.141
Wealthmark ML3 No. of Units	83	782	692	3,410	77	77	914	1,108	79	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	18.970
Value at End of Year	—	—	—	—	—	—	—	—	—	17.093
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	22.065
Value at End of Year	—	—	—	—	—	—	—	—	—	19.862
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Franklin Templeton Founding Allocation Trust (merged into Lifestyle Growth-PS Series eff 10-21-2016) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	18.738	20.264	20.038	16.392	14.364	14.856	13.676	10.603	16.727	17.573
Value at End of Year	—	18.738	20.264	20.038	16.392	14.364	14.856	13.676	10.603	16.727
Wealthmark ML3 No. of Units	—	26,769	28,034	31,607	34,349	40,243	49,465	79,296	80,965	122,618
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	18.657	20.186	19.971	16.346	14.331	14.829	13.657	10.594	16.721	17.573
Value at End of Year	—	18.657	20.186	19.971	16.346	14.331	14.829	13.657	10.594	16.721
Wealthmark ML3 No. of Units	—	2,449	2,579	3,751	—	9,726	11,257	41,064	82,284	118,837
NYWealthmark ML3 No. of Units	—	14,610	14,890	16,279	16,615	16,961	15,104	15,278	20,532	32,142
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	18.416	19.955	19.772	16.207	14.231	14.748	13.603	7.564	11.957	12.579
Value at End of Year	—	18.416	19.955	19.772	16.207	14.231	14.748	13.603	7.564	11.957
Wealthmark ML3 No. of Units	—	10,680	22,555	19,856	20,584	20,904	21,241	25,966	24,656	45,349
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	13.585	10.559	16.699	17.573
Value at End of Year	—	—	—	—	—	—	14.720	13.585	10.559	16.699
Wealthmark ML3 No. of Units	—	—	—	—	—	—	3,132	4,947	6,166	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	12.955	13.965	13.965	11.470	10.091	10.479	9.685	7.539	11.941	12.579
Value at End of Year	—	12.955	13.965	13.965	11.470	10.091	10.479	9.685	7.539	11.941
Wealthmark ML3 No. of Units	—	208	—	1,989	1,989	1,989	1,989	1,989	1,989	4,504
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	29.721	29.100	27.003	20.253	16.699	17.374	14.815	11.765	21.292	22.188
Value at End of Year	31.607	29.721	29.100	27.003	20.253	16.699	17.374	14.815	11.765	21.292
Wealthmark ML3 No. of Units	156,493	233,121	275,655	352,911	449,326	516,540	564,421	646,587	736,169	916,109
NYWealthmark ML3 No. of Units	26,649	28,835	33,946	53,018	60,957	65,985	66,829	84,335	86,588	95,670
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	29.838	29.228	27.136	20.363	16.798	17.486	14.918	11.853	21.242	22.144
Value at End of Year	31.715	29.838	29.228	27.136	20.363	16.798	17.486	14.918	11.853	21.242
Wealthmark ML3 No. of Units	115,692	121,960	130,955	147,521	186,682	174,937	189,971	224,691	277,893	359,969
NYWealthmark ML3 No. of Units	60,826	68,964	87,601	110,304	136,008	142,542	160,805	175,683	192,730	221,540
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	29.276	28.721	26.706	20.070	16.581	17.286	14.770	11.752	21.094	22.011
Value at End of Year	31.072	29.276	28.721	26.706	20.070	16.581	17.286	14.770	11.752	21.094
Wealthmark ML3 No. of Units	139,881	153,621	176,449	206,094	259,369	288,692	337,025	396,564	464,314	590,456
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	29.091	28.554	26.563	19.973	16.510	17.220	14.721	11.719	21.045	21.967
Value at End of Year	30.860	29.091	28.554	26.563	19.973	16.510	17.220	14.721	11.719	21.045
Wealthmark ML3 No. of Units	144,887	154,902	164,032	179,639	187,152	198,926	203,722	214,355	217,733	228,087

U-13

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	28.544	28.059	26.142	19.685	16.297	17.023	14.574	11.620	20.899	21.836
Value at End of Year	30.234	28.544	28.059	26.142	19.685	16.297	17.023	14.574	11.620	20.899
Wealthmark ML3 No. of Units	32,896	33,349	36,581	42,700	49,296	58,538	85,008	93,613	112,720	112,112
Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	12.383	11.194	11.519	10.627	8.528	12.561	12.500
Value at End of Year	—	—	—	—	12.383	11.194	11.519	10.627	8.528	12.561
Wealthmark ML3 No. of Units	—	—	—	—	21,892	31,916	34,817	36,815	36,303	31,962
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	8.524	12.560	12.500
Value at End of Year	—	—	—	—	—	—	—	10.616	8.524	12.560
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	16,360	16,486	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	6,111	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	12.256	11.102	11.447	10.582	8.509	12.557	12.500
Value at End of Year	—	—	—	—	12.256	11.102	11.447	10.582	8.509	12.557
Wealthmark ML3 No. of Units	—	—	—	—	10,806	11,468	12,005	12,444	12,402	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.500
Value at End of Year	—	—	—	—	—	—	—	—	—	12.556
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	12.131	11.010	11.375	10.537	8.490	12.554	12.500
Value at End of Year	—	—	—	—	12.131	11.010	11.375	10.537	8.490	12.554
Wealthmark ML3 No. of Units	—	—	—	—	377	392	1,360	1,375	609	—
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	22.617	23.295	21.452	16.508	13.511	13.514	12.147	9.919	17.198	19.281
Value at End of Year	24.462	22.617	23.295	21.452	16.508	13.511	13.514	12.147	9.919	17.198
Wealthmark ML3 No. of Units	130,264	155,302	176,559	100,357	149,150	170,689	189,359	217,962	244,934	288,877
NYWealthmark ML3 No. of Units	22,868	25,910	27,939	9,016	10,998	11,842	12,424	13,292	19,313	15,250
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	22.485	23.171	21.348	16.437	13.459	13.469	12.113	9.895	17.166	19.252
Value at End of Year	24.307	22.485	23.171	21.348	16.437	13.459	13.469	12.113	9.895	17.166
Wealthmark ML3 No. of Units	51,271	53,263	56,729	19,593	21,686	23,189	34,848	44,915	46,562	65,492
NYWealthmark ML3 No. of Units	75,542	91,498	108,178	32,810	39,895	43,116	43,935	49,890	52,454	73,100
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	22.095	22.804	21.041	16.224	13.305	13.335	12.010	9.826	17.072	19.166
Value at End of Year	23.850	22.095	22.804	21.041	16.224	13.305	13.335	12.010	9.826	17.072
Wealthmark ML3 No. of Units	101,878	110,435	119,678	63,963	73,440	78,012	85,124	99,307	112,618	143,974
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	21.967	22.682	20.939	16.154	13.254	13.291	11.976	9.804	17.041	19.137
Value at End of Year	23.699	21.967	22.682	20.939	16.154	13.254	13.291	11.976	9.804	17.041
Wealthmark ML3 No. of Units	18,631	18,935	20,576	9,357	9,490	9,832	10,102	10,665	10,913	13,471
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	21.585	22.322	20.638	15.945	13.103	13.159	11.875	9.735	16.947	19.051
Value at End of Year	23.253	21.585	22.322	20.638	15.945	13.103	13.159	11.875	9.735	16.947
Wealthmark ML3 No. of Units	7,783	9,271	10,026	5,697	6,464	6,944	8,969	9,400	10,734	10,515
Fundamental Value Trust (merged into Fundamental Large Cap Value Trust eff 11-07-14) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	21.498	16.408	14.740	15.606	14.055	10.859	18.237	18.708
Value at End of Year	—	—	—	21.498	16.408	14.740	15.606	14.055	10.859	18.237
Wealthmark ML3 No. of Units	—	—	—	139,215	177,768	211,179	228,342	275,228	318,705	410,378
NYWealthmark ML3 No. of Units	—	—	—	33,610	37,535	38,121	38,887	47,275	48,771	50,479
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	21.212	16.198	14.558	15.422	13.897	10.742	18.049	18.521
Value at End of Year	—	—	—	21.212	16.198	14.558	15.422	13.897	10.742	18.049
Wealthmark ML3 No. of Units	—	—	—	49,561	63,984	68,663	82,883	101,654	109,058	155,664
NYWealthmark ML3 No. of Units	—	—	—	102,312	119,177	123,181	143,840	136,953	148,486	170,139

U-14

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	20.845	15.941	14.349	15.224	13.738	10.635	17.897	18.383
Value at End of Year	—	—	—	20.845	15.941	14.349	15.224	13.738	10.635	17.897
Wealthmark ML3 No. of Units	—	—	—	89,176	103,777	118,829	131,402	155,447	184,927	234,602
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	20.724	15.857	14.280	15.158	13.686	10.600	17.847	18.337
Value at End of Year	—	—	—	20.724	15.857	14.280	15.158	13.686	10.600	17.847
Wealthmark ML3 No. of Units	—	—	—	17,023	17,976	18,654	20,237	21,884	24,722	34,609
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	23.434	17.957	16.197	17.218	15.569	12.077	20.363	20.944
Value at End of Year	—	—	—	23.434	17.957	16.197	17.218	15.569	12.077	20.363
Wealthmark ML3 No. of Units	—	—	—	11,953	13,893	14,732	17,267	20,480	28,022	38,703
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009)
Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	15.790	15.976
Value at End of Year	—	—	—	—	—	—	—	—	10.189	15.790
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	352
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	16.679	16.881
Value at End of Year	—	—	—	—	—	—	—	—	10.757	16.679
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	1,947	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	16,604	28,683
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	16.539	16.756
Value at End of Year	—	—	—	—	—	—	—	—	10.651	16.539
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	5,508	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	16.492	16.714
Value at End of Year	—	—	—	—	—	—	—	—	10.615	16.492
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	19.346	19.626
Value at End of Year	—	—	—	—	—	—	—	—	12.434	19.346
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	1,116
Global Bond Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	21.372	22.569	22.466	24.213	23.048	21.526	19.872	17.546	18.711	17.393
Value at End of Year	21.635	21.372	22.569	22.466	24.213	23.048	21.526	19.872	17.546	18.711
Wealthmark ML3 No. of Units	5,455	5,733	6,473	11,073	17,748	13,496	20,960	15,820	14,312	2,919
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	777	1,008	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.308	21.456	21.369	23.041	21.944	20.505	18.939	16.731	17.850	16.599
Value at End of Year	20.548	20.308	21.456	21.369	23.041	21.944	20.505	18.939	16.731	17.850
Wealthmark ML3 No. of Units	759	786	814	2,405	2,261	2,353	2,068	1,875	2,005	354
NYWealthmark ML3 No. of Units	1,286	1,582	1,769	2,729	3,228	3,520	3,522	2,063	2,050	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	19.897	21.053	20.999	22.677	21.629	20.241	18.724	16.565	17.700	16.475
Value at End of Year	20.102	19.897	21.053	20.999	22.677	21.629	20.241	18.724	16.565	17.700
Wealthmark ML3 No. of Units	12,496	12,850	18,162	20,985	19,110	17,195	18,575	19,497	9,704	8,666
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	20.877	22.556	21.526	20.154	18.652	16.510	17.650	16.434
Value at End of Year	—	—	—	20.877	22.556	21.526	20.154	18.652	16.510	17.650
Wealthmark ML3 No. of Units	—	—	—	2,866	2,884	2,911	3,258	1,597	1,167	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	16.134	17.106	17.097	18.499	17.681	16.579	15.367	13.622	14.585	13.594
Value at End of Year	16.268	16.134	17.106	17.097	18.499	17.681	16.579	15.367	13.622	14.585
Wealthmark ML3 No. of Units	679	2,225	2,312	11,385	10,548	10,813	15,652	15,348	10,325	7,420

U-15

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	12.448	10.953	11.914	10.786	8.045	12.556	12.500
Value at End of Year	—	—	—	—	12.448	10.953	11.914	10.786	8.045	12.556
Wealthmark ML3 No. of Units	—	—	—	—	2,027	2,102	2,117	6,465	5,775	5,820
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	1,499	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	12.416	10.930	11.895	10.774	8.041	12.555	12.500
Value at End of Year	—	—	—	—	12.416	10.930	11.895	10.774	8.041	12.555
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	25,829	499	—
NYWealthmark ML3 No. of Units	—	—	—	—	234	235	472	474	6,877	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	12.321	10.862	11.839	10.739	8.027	12.553	12.500
Value at End of Year	—	—	—	—	12.321	10.862	11.839	10.739	8.027	12.553
Wealthmark ML3 No. of Units	—	—	—	—	3,942	3,963	11,774	13,852	18,662	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	12.552	12.500
Value at End of Year	—	—	—	—	—	—	—	—	8.022	12.552
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	1,556	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	12.195	10.773	11.765	10.694	12.549	—	12.500
Value at End of Year	—	—	—	—	12.195	10.773	11.765	10.694	—	12.549
Wealthmark ML3 No. of Units	—	—	—	—	375	401	368	384	—	—
Global Trust (formerly Global Equity Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	18.488	20.127	21.052	16.358	13.688	14.838	14.026	10.876	18.321	19.276
Value at End of Year	19.866	18.488	20.127	21.052	16.358	13.688	14.838	14.026	10.876	18.321
Wealthmark ML3 No. of Units	46,812	63,677	74,210	78,080	84,429	100,550	110,631	125,907	148,053	226,290
NYWealthmark ML3 No. of Units	9,997	11,442	12,371	13,779	19,076	19,940	21,270	23,867	26,889	28,088
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	18.624	20.285	21.228	16.503	13.816	14.985	14.171	10.995	18.529	19.502
Value at End of Year	20.002	18.624	20.285	21.228	16.503	13.816	14.985	14.171	10.995	18.529
Wealthmark ML3 No. of Units	32,830	34,399	36,400	32,106	41,237	43,138	51,817	58,584	66,157	83,859
NYWealthmark ML3 No. of Units	21,098	21,878	23,328	27,240	34,683	35,701	39,083	43,480	49,419	63,007
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	18.247	19.904	20.860	16.242	13.618	14.792	14.010	10.886	18.373	19.357
Value at End of Year	19.567	18.247	19.904	20.860	16.242	13.618	14.792	14.010	10.886	18.373
Wealthmark ML3 No. of Units	56,728	60,794	69,577	67,836	81,173	84,088	96,251	99,268	125,144	158,067
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	18.123	19.778	20.739	16.155	13.552	14.728	13.956	10.849	18.322	19.309
Value at End of Year	19.424	18.123	19.778	20.739	16.155	13.552	14.728	13.956	10.849	18.322
Wealthmark ML3 No. of Units	52,265	56,446	59,111	61,086	65,699	67,791	67,456	64,654	4,907	72,722
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	20.841	22.779	23.922	18.662	15.679	17.065	16.195	12.609	21.324	22.496
Value at End of Year	22.304	20.841	22.779	23.922	18.662	15.679	17.065	16.195	12.609	21.324
Wealthmark ML3 No. of Units	9,075	9,965	11,169	9,627	11,183	12,376	14,199	14,202	17,512	20,737
Health Sciences Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	59.192	53.493	41.341	27.873	21.526	19.823	17.453	13.487	19.606	18.502
Value at End of Year	51.951	59.192	53.493	41.341	27.873	21.526	19.823	17.453	13.487	19.606
Wealthmark ML3 No. of Units	4,260	4,736	3,878	4,945	6,003	5,319	6,582	6,555	8,991	1,177
NYWealthmark ML3 No. of Units	963	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	65.476	59.202	45.776	30.879	23.859	21.982	19.364	14.972	21.774	20.555
Value at End of Year	57.437	65.476	59.202	45.776	30.879	23.859	21.982	19.364	14.972	21.774
Wealthmark ML3 No. of Units	3,809	1,010	1,022	3,895	7,594	4,248	1,546	754	1,279	3,012
NYWealthmark ML3 No. of Units	5,712	6,610	5,665	6,683	8,633	6,697	6,458	6,944	7,516	4,818

U-16

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	64.150	58.090	44.984	30.390	23.516	21.699	19.143	14.823	21.591	20.402
Value at End of Year	56.190	64.150	58.090	44.984	30.390	23.516	21.699	19.143	14.823	21.591
Wealthmark ML3 No. of Units	3,229	3,565	4,465	5,707	3,936	3,751	4,397	2,660	3,514	2,770
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	63.714	57.724	44.722	21.530	—	—	—	—	—	20.351
Value at End of Year	55.780	63.714	57.724	44.722	—	—	—	—	—	21.530
Wealthmark ML3 No. of Units	3,956	4,153	3,161	3,314	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	66.355	60.207	20.040	—	—	—	—	22.694	—	21.472
Value at End of Year	58.005	66.355	60.207	—	—	—	—	20.040	—	22.694
Wealthmark ML3 No. of Units	646	548	585	—	—	—	—	393	—	—
High Income Trust (merged into High Yield Trust eff 05-02-11) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	11.448	11.517	—	11.986
Value at End of Year	—	—	—	—	—	—	12.531	11.448	—	11.517
Wealthmark ML3 No. of Units	—	—	—	—	—	—	5,513	19,222	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	11.433	6.385	11.513	11.983
Value at End of Year	—	—	—	—	—	—	12.508	11.433	6.385	11.513
Wealthmark ML3 No. of Units	—	—	—	—	—	—	3,020	5,331	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	3,288	5,918	478	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	11.387	6.369	11.501	11.973
Value at End of Year	—	—	—	—	—	—	12.439	11.387	6.369	11.501
Wealthmark ML3 No. of Units	—	—	—	—	—	—	9,558	18,129	9,091	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.970
Value at End of Year	—	—	—	—	—	—	—	—	—	11.498
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	11.486	—	—	11.960
Value at End of Year	—	—	—	—	—	—	12.348	—	—	11.486
Wealthmark ML3 No. of Units	—	—	—	—	—	—	3,845	—	—	—
High Yield Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	21.301	23.679	24.132	22.642	19.365	12.531	17.511	11.533	16.679	17.301
Value at End of Year	24.338	21.301	23.679	24.132	22.642	19.365	12.531	17.511	11.533	16.679
Wealthmark ML3 No. of Units	9,186	9,651	9,058	11,801	5,047	4,110	7,406	10,312	7,220	—
NYWealthmark ML3 No. of Units	221	223	225	—	—	452	575	747	351	360
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	21.780	24.224	24.700	23.186	19.841	12.508	17.959	11.834	17.123	17.767
Value at End of Year	24.873	21.780	24.224	24.700	23.186	19.841	12.508	17.959	11.834	17.123
Wealthmark ML3 No. of Units	11,034	11,949	12,456	20,564	537	587	1,231	1,105	85	85
NYWealthmark ML3 No. of Units	5,915	10,740	623	3,034	5,059	4,337	2,712	2,896	1,131	120
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	21.339	23.769	24.272	22.819	19.556	12.439	17.755	11.717	16.979	17.635
Value at End of Year	24.333	21.339	23.769	24.272	22.819	19.556	12.439	17.755	11.717	16.979
Wealthmark ML3 No. of Units	23,797	27,546	31,211	34,977	8,426	8,130	13,033	17,220	11,365	6,192
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	24.131	16.931	—	—	—	—	—	17.591
Value at End of Year	—	—	—	24.131	—	—	—	—	—	16.931
Wealthmark ML3 No. of Units	—	—	—	986	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	20.047	22.375	22.894	21.566	18.520	12.348	16.881	16.208	—	16.857
Value at End of Year	22.814	20.047	22.375	22.894	21.566	18.520	12.348	16.881	—	16.208
Wealthmark ML3 No. of Units	2,012	2,127	2,002	4,441	3,618	5,241	2,757	2,765	—	—

U-17

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	15.008	15.702
Value at End of Year	—	—	—	—	—	—	—	—	10.299	15.008
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	871
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	15.505	16.227
Value at End of Year	—	—	—	—	—	—	—	—	10.635	15.505
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	862	1,419
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.106
Value at End of Year	—	—	—	—	—	—	—	—	—	15.374
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	15.331	16.066
Value at End of Year	—	—	—	—	—	—	—	—	10.494	15.331
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	1,563
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.188
Value at End of Year	—	—	—	—	—	—	—	—	—	16.385
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
International Core Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.441	18.788	20.520	16.718	14.803	16.684	13.301	—	22.088	21.930
Value at End of Year	—	17.441	18.788	20.520	16.718	14.803	16.684	—	13.301	22.088
Wealthmark ML3 No. of Units	—	7,814	8,012	3,306	1,837	1,330	2,164	—	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	249
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.827	18.136	19.817	16.154	14.311	16.137	15.006	12.878	21.396	21.250
Value at End of Year	—	16.827	18.136	19.817	16.154	14.311	16.137	15.006	12.878	21.396
Wealthmark ML3 No. of Units	—	4,290	3,944	4,201	4,699	4,985	5,247	8,187	8,027	4,670
NYWealthmark ML3 No. of Units	—	4,528	14,609	—	—	—	—	—	1,909	2,106
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	16.486	17.795	19.474	15.898	14.105	15.929	14.835	12.750	21.216	21.092
Value at End of Year	—	16.486	17.795	19.474	15.898	14.105	15.929	14.835	12.750	21.216
Wealthmark ML3 No. of Units	—	6,792	6,804	1,292	1,278	3,458	3,685	2,954	2,673	2,184
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	21.039
Value at End of Year	—	—	—	—	—	—	—	—	—	21.156
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	27.609
Value at End of Year	—	—	—	—	—	—	—	—	—	27.734
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-05-2010)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	9.114	10.772	9.827	—	—	—
Value at End of Year	—	—	—	—	—	9.114	10.772	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	291,106	306,429	—	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	36,974	35,995	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	9.093	10.753	9.814	—	—	—
Value at End of Year	—	—	—	—	—	9.093	10.753	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	111,741	128,478	—	—	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	114,454	133,452	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	9.029	10.694	9.775	—	—	—
Value at End of Year	—	—	—	—	—	9.029	10.694	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	168,841	177,212	—	—	—

U-18

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	9.008	10.674	9.762	—	—	—
Value at End of Year	—	—	—	—	—	9.008	10.674	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	185,347	174,546	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	8.945	10.616	9.723	—	—	—
Value at End of Year	—	—	—	—	—	8.945	10.616	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	—	50,800	49,021	—	—	—
International Equity Index Trust B - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	10.343	11.164	11.893	10.556	15.770	18.734	9.827	7.198	13.159	12.500
Value at End of Year	10.625	10.343	11.164	11.893	10.556	15.770	18.734	9.827	7.198	13.159
Wealthmark ML3 No. of Units	144,122	156,729	174,270	223,940	255,026	4,847	1,182	334,173	404,300	487,665
NYWealthmark ML3 No. of Units	17,207	22,009	22,561	36,011	35,995	—	—	45,796	47,287	49,574
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	10.299	11.121	11.853	10.526	15.710	18.672	9.814	7.192	13.154	12.500
Value at End of Year	10.574	10.299	11.121	11.853	10.526	15.710	18.672	9.814	7.192	13.154
Wealthmark ML3 No. of Units	60,986	75,149	81,145	77,277	108,597	4,960	5,442	139,212	168,670	196,503
NYWealthmark ML3 No. of Units	50,869	53,773	59,702	111,286	115,599	—	—	130,231	150,074	191,904
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	10.166	10.994	11.735	10.437	15.530	18.486	9.775	7.174	13.141	12.500
Value at End of Year	10.421	10.166	10.994	11.735	10.437	15.530	18.486	9.775	7.174	13.141
Wealthmark ML3 No. of Units	87,290	93,190	107,814	140,864	154,511	3,222	3,055	230,865	265,582	325,024
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	10.122	10.951	11.696	10.408	9.762	—	—	7.168	13.137	12.500
Value at End of Year	10.371	10.122	10.951	11.696	10.408	—	—	9.762	7.168	13.137
Wealthmark ML3 No. of Units	157,439	160,302	164,261	171,164	176,127	—	—	188,343	207,509	199,212
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	9.991	10.826	11.580	10.319	9.723	—	—	7.150	13.124	12.500
Value at End of Year	10.222	9.991	10.826	11.580	10.319	—	—	9.723	7.150	13.124
Wealthmark ML3 No. of Units	45,187	45,432	45,397	47,770	47,086	—	—	57,222	76,119	83,786
International Growth Stock Trust - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	14.304	14.920	15.167	12.972	12.500	—	—	—	—	—
Value at End of Year	13.866	14.304	14.920	15.167	12.972	—	—	—	—	—
Wealthmark ML3 No. of Units	1,307	1,872	2,031	3,655	5,879	—	—	—	—	—
NYWealthmark ML3 No. of Units	1,073	1,082	1,089	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	14.281	14.903	15.159	12.971	12.500	—	—	—	—	—
Value at End of Year	13.837	14.281	14.903	15.159	12.971	—	—	—	—	—
Wealthmark ML3 No. of Units	8,061	8,378	8,916	9,201	15,614	—	—	—	—	—
NYWealthmark ML3 No. of Units	4,616	—	3,964	3,982	4,000	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	14.214	14.855	15.132	12.968	12.500	—	—	—	—	—
Value at End of Year	13.751	14.214	14.855	15.132	12.968	—	—	—	—	—
Wealthmark ML3 No. of Units	1,233	1,270	1,246	2,198	4,652	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	14.124	14.791	15.097	12.964	12.500	—	—	—	—	—
Value at End of Year	13.637	14.124	14.791	15.097	12.964	—	—	—	—	—
Wealthmark ML3 No. of Units	466	466	1,880	3,865	3,645	—	—	—	—	—
International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.280	16.097	14.432	10.688	22.026	19.587
Value at End of Year	—	—	—	—	—	13.280	16.097	14.432	10.688	22.026
Wealthmark ML3 No. of Units	—	—	—	—	—	8,076	14,365	11,750	16,734	28,178
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	1,069	1,137	—

U-19

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	13.236	16.051	14.398	10.669	21.997	19.568
Value at End of Year	—	—	—	—	—	13.236	16.051	14.398	10.669	21.997
Wealthmark ML3 No. of Units	—	—	—	—	—	10,933	9,879	10,931	13,806	15,671
NYWealthmark ML3 No. of Units	—	—	—	—	—	5,425	7,263	5,802	6,931	2,011
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	13.104	15.915	14.297	10.610	21.909	19.509
Value at End of Year	—	—	—	—	—	13.104	15.915	14.297	10.610	21.909
Wealthmark ML3 No. of Units	—	—	—	—	—	3,822	4,817	5,053	1,106	3,857
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	19.489
Value at End of Year	—	—	—	—	—	—	—	—	—	21.880
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	12.930	15.736	14.164	10.533	21.793	19.431
Value at End of Year	—	—	—	—	—	12.930	15.736	14.164	10.533	21.793
Wealthmark ML3 No. of Units	—	—	—	—	—	3,331	3,781	3,808	4,021	280
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	27.071	28.151
Value at End of Year	—	—	—	—	—	—	—	—	12.485	27.071
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	4,214	2,330
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	26.111	27.162
Value at End of Year	—	—	—	—	—	—	—	—	12.036	26.111
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	8,047	8,153
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	5,670	5,856
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	25.891	26.960
Value at End of Year	—	—	—	—	—	—	—	—	11.917	25.891
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	1,991	2,674
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	26.893
Value at End of Year	—	—	—	—	—	—	—	—	—	25.818
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	30.826	32.142
Value at End of Year	—	—	—	—	—	—	—	—	14.160	30.826
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	2,333	1,592
International Small Company Trust - Series II Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	16.845	16.097	17.614	14.210	12.141	14.768	12.261	12.500	—	—
Value at End of Year	17.348	16.845	16.097	17.614	14.210	12.141	14.768	12.261	—	—
Wealthmark ML3 No. of Units	1,408	2,488	2,630	6,436	3,991	7,130	6,983	3,933	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.793	16.056	17.578	14.188	12.128	14.760	12.260	12.500	—	—
Value at End of Year	17.286	16.793	16.056	17.578	14.188	12.128	14.760	12.260	—	—
Wealthmark ML3 No. of Units	5,770	6,459	6,704	6,879	7,532	9,216	10,911	12,809	—	—
NYWealthmark ML3 No. of Units	1,439	9,238	3,439	2,996	2,982	3,048	3,094	7,475	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	16.640	15.932	17.469	14.121	12.090	14.735	12.257	12.500	—	—
Value at End of Year	17.102	16.640	15.932	17.469	14.121	12.090	14.735	12.257	—	—
Wealthmark ML3 No. of Units	3,169	3,194	1,535	2,332	2,185	3,228	5,489	6,903	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	17.326	14.033	12.038	14.702	12.254	12.500	—	—
Value at End of Year	—	—	15.770	17.326	14.033	12.038	14.702	12.254	—	—
Wealthmark ML3 No. of Units	—	—	1,699	3,430	3,687	3,833	3,526	4,161	—	—

U-20

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
International Value Trust - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	19.962	22.046	25.659	20.721	17.693	20.672	19.501	14.622	25.995	25.794
Value at End of Year	21.980	19.962	22.046	25.659	20.721	17.693	20.672	19.501	14.622	25.995
Wealthmark ML3 No. of Units	68,673	67,817	76,425	90,033	117,498	130,092	132,854	143,377	166,380	201,242
NYWealthmark ML3 No. of Units	8,130	6,929	10,482	10,930	11,774	12,290	12,674	13,273	17,175	15,916
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	18.782	20.754	24.167	19.525	16.680	19.499	18.404	13.806	24.557	24.375
Value at End of Year	20.670	18.782	20.754	24.167	19.525	16.680	19.499	18.404	13.806	24.557
Wealthmark ML3 No. of Units	21,183	19,536	21,033	23,094	29,830	33,254	32,666	44,501	54,253	73,275
NYWealthmark ML3 No. of Units	27,825	20,882	30,959	42,735	49,360	50,643	55,594	57,900	63,714	68,665
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	18.401	20.364	23.748	19.216	16.441	19.248	18.194	13.669	24.350	24.194
Value at End of Year	20.221	18.401	20.364	23.748	19.216	16.441	19.248	18.194	13.669	24.350
Wealthmark ML3 No. of Units	57,157	57,535	57,165	70,387	103,550	113,876	120,551	142,529	163,713	201,652
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	18.276	20.235	23.610	19.114	16.362	19.165	18.125	13.624	24.282	24.133
Value at End of Year	20.074	18.276	20.235	23.610	19.114	16.362	19.165	18.125	13.624	24.282
Wealthmark ML3 No. of Units	2,597	3,501	7,309	7,051	8,019	9,463	8,826	10,468	15,748	16,669
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	22.412	24.851	29.040	23.545	20.185	23.679	22.427	16.883	30.136	29.982
Value at End of Year	24.579	22.412	24.851	29.040	23.545	20.185	23.679	22.427	16.883	30.136
Wealthmark ML3 No. of Units	9,518	10,339	13,003	15,262	16,498	17,578	18,275	19,317	21,267	20,972
Investment Quality Bond Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	18.935	19.447	18.782	19.491	18.471	17.410	16.496	14.947	15.478	15.065
Value at End of Year	19.385	18.935	19.447	18.782	19.491	18.471	17.410	16.496	14.947	15.478
Wealthmark ML3 No. of Units	130,090	140,371	164,785	206,232	211,512	236,335	288,994	322,681	6,980	—
NYWealthmark ML3 No. of Units	3,272	4,699	7,116	9,354	11,291	11,043	18,144	22,056	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	18.697	19.213	18.566	19.276	18.277	17.235	16.338	14.811	15.345	14.941
Value at End of Year	19.133	18.697	19.213	18.566	19.276	18.277	17.235	16.338	14.811	15.345
Wealthmark ML3 No. of Units	55,120	81,071	92,060	101,739	120,105	123,812	135,013	145,972	878	—
NYWealthmark ML3 No. of Units	33,421	40,836	76,405	62,853	75,444	75,739	77,697	84,622	1,297	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	18.319	18.852	18.244	18.971	18.014	17.013	16.152	14.665	12.216	14.830
Value at End of Year	18.717	18.319	18.852	18.244	18.971	18.014	17.013	16.152	14.665	12.216
Wealthmark ML3 No. of Units	106,142	109,824	114,800	130,217	137,374	139,658	179,179	209,247	6,015	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	18.194	18.734	18.138	18.870	17.928	16.940	16.091	15.173	—	14.793
Value at End of Year	18.581	18.194	18.734	18.138	18.870	17.928	16.940	16.091	—	15.173
Wealthmark ML3 No. of Units	88,535	91,157	97,404	102,110	100,943	105,078	114,412	117,279	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	16.225	16.731	16.224	16.904	16.084	15.220	14.479	13.172	13.695	13.365
Value at End of Year	16.545	16.225	16.731	16.224	16.904	16.084	15.220	14.479	13.172	13.695
Wealthmark ML3 No. of Units	26,849	29,149	30,559	36,459	36,540	38,113	42,739	48,423	2,148	—
Lifestyle Aggressive MVP (formerly Lifestyle Aggressive Trust) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	14.472	15.661	15.718	12.638	11.036	12.028	10.530	7.902	13.889	13.026
Value at End of Year	14.471	14.472	15.661	15.718	12.638	11.036	12.028	10.530	7.902	13.889
Wealthmark ML3 No. of Units	6,098	6,233	6,422	6,618	12,716	12,972	16,186	24,720	29,389	100,629
NYWealthmark ML3 No. of Units	—	—	—	8,106	8,162	8,219	8,274	—	—	34,877
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	14.402	15.593	15.658	12.596	11.005	12.000	10.510	7.892	13.877	13.021
Value at End of Year	14.394	14.402	15.593	15.658	12.596	11.005	12.000	10.510	7.892	13.877
Wealthmark ML3 No. of Units	46,925	56,472	56,792	57,096	57,438	57,793	72,167	77,471	78,231	76,731
NYWealthmark ML3 No. of Units	—	—	—	349	351	354	356	358	361	363
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	14.195	15.391	15.479	12.471	10.912	11.916	10.452	7.860	13.842	13.008
Value at End of Year	14.166	14.195	15.391	15.479	12.471	10.912	11.916	10.452	7.860	13.842
Wealthmark ML3 No. of Units	2,191	2,206	14,438	23,053	10,832	9,842	9,900	9,988	4,955	15,733

U-21

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.004
Value at End of Year	—	—	—	—	—	—	—	—	—	13.831
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	13.923	15.127	15.243	12.305	10.789	11.805	10.376	7.818	13.796	12.991
Value at End of Year	13.866	13.923	15.127	15.243	12.305	10.789	11.805	10.376	7.818	13.796
Wealthmark ML3 No. of Units	7,803	7,803	7,803	7,803	1,180	1,187	1,193	1,200	—	3,744
Lifestyle Aggressive PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	12.784	13.229	12.783	—	—	—	—	—	—	—
Value at End of Year	13.750	12.784	13.229	12.783	—	—	—	—	—	—
Wealthmark ML3 No. of Units	418	442	424	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	20,903	9,978	10,040	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.771	13.222	12.783	—	—	—	—	—	—	—
Value at End of Year	13.729	12.771	13.222	12.783	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	426	429	431	—	—	—	—	—	—	—
Lifestyle Balanced MVP (formerly Lifestyle Balanced Trust) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	15.494	16.138	15.771	14.246	12.967	13.127	11.970	9.327	13.833	13.235
Value at End of Year	15.944	15.494	16.138	15.771	14.246	12.967	13.127	11.970	9.327	13.833
Wealthmark ML3 No. of Units	1,011,627	1,242,631	1,394,993	1,684,084	1,894,012	2,110,895	2,337,143	2,559,545	2,634,083	3,051,785
NYWealthmark ML3 No. of Units	18,056	16,039	16,100	58,432	71,229	73,140	94,991	127,814	225,032	331,179
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	15.420	16.068	15.710	14.199	12.930	13.097	11.949	9.314	13.821	13.231
Value at End of Year	15.859	15.420	16.068	15.710	14.199	12.930	13.097	11.949	9.314	13.821
Wealthmark ML3 No. of Units	9,340	9,408	12,344	15,872	25,499	36,611	44,033	45,082	40,563	65,597
NYWealthmark ML3 No. of Units	30,910	37,613	47,084	98,389	114,040	137,209	216,679	266,374	272,690	373,071
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	15.198	15.860	15.531	14.058	12.821	13.005	11.883	9.277	13.787	13.217
Value at End of Year	15.607	15.198	15.860	15.531	14.058	12.821	13.005	11.883	9.277	13.787
Wealthmark ML3 No. of Units	538,777	581,730	695,141	1,019,818	1,246,306	1,399,103	1,494,784	1,710,039	1,798,697	2,056,402
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	15.124	15.792	15.471	14.011	12.785	12.975	11.861	9.265	13.775	13.210
Value at End of Year	15.524	15.124	15.792	15.471	14.011	12.785	12.975	11.861	9.265	13.775
Wealthmark ML3 No. of Units	1,951	1,962	7,458	6,570	36,881	37,878	38,124	36,035	37,708	26,234
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	14.906	15.587	15.294	13.871	12.676	12.884	11.796	9.228	13.741	13.200
Value at End of Year	15.278	14.906	15.587	15.294	13.871	12.676	12.884	11.796	9.228	13.741
Wealthmark ML3 No. of Units	45,836	48,052	58,385	88,275	106,871	156,661	100,492	152,663	186,330	138,983
Lifestyle Balanced PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	14.971	15.254	14.666	—	—	—	—	—	—	—
Value at End of Year	15.593	14.971	15.254	14.666	—	—	—	—	—	—
Wealthmark ML3 No. of Units	38,289	649	652	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	32,448	38,234	43,521	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	14.937	15.227	14.647	—	—	—	—	—	—	—
Value at End of Year	15.550	14.937	15.227	14.647	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	16,659	31,715	37,473	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	12.847	13.116	12.635	12.500	—	—	—	—	—	—
Value at End of Year	13.354	12.847	13.116	12.635	—	—	—	—	—	—
Wealthmark ML3 No. of Units	152,585	158,970	188,957	6,256	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	12.833	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.333	12.833	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	3,427	3,548	—	—	—	—	—	—	—	—

U-22

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Lifestyle Conservative MVP (formerly Lifestyle Conservative Trust) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	16.237	16.533	16.032	15.718	14.761	14.423	13.469	11.275	13.594	13.142
Value at End of Year	16.660	16.237	16.533	16.032	15.718	14.761	14.423	13.469	11.275	13.594
Wealthmark ML3 No. of Units	109,623	103,373	124,202	140,282	255,721	229,519	221,953	158,523	143,599	45,378
NYWealthmark ML3 No. of Units	—	338	369	2,744	9,122	16,582	20,012	3,843	2,840	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.159	16.461	15.970	15.666	14.719	14.389	13.444	11.260	13.583	13.137
Value at End of Year	16.571	16.159	16.461	15.970	15.666	14.719	14.389	13.444	11.260	13.583
Wealthmark ML3 No. of Units	16,829	29,291	43,812	60,904	67,578	68,392	70,864	37,324	16,854	—
NYWealthmark ML3 No. of Units	—	15,858	15,995	—	24,778	16,648	17,981	19,004	11,952	34,593
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	15.926	16.248	15.788	15.510	14.595	14.289	13.370	11.215	13.549	13.124
Value at End of Year	16.308	15.926	16.248	15.788	15.510	14.595	14.289	13.370	11.215	13.549
Wealthmark ML3 No. of Units	100,184	127,179	135,846	136,340	175,062	185,798	180,327	122,736	94,047	16,929
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	15.849	16.178	15.727	15.458	13.345	—	—	11.200	13.537	13.156
Value at End of Year	16.221	15.849	16.178	15.727	15.458	—	—	13.345	11.200	13.537
Wealthmark ML3 No. of Units	1,741	1,752	1,763	1,773	1,783	—	—	326	328	19,063
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	15.621	15.969	15.547	15.304	14.430	14.156	13.272	11.155	13.504	13.107
Value at End of Year	15.964	15.621	15.969	15.547	15.304	14.430	14.156	13.272	11.155	13.504
Wealthmark ML3 No. of Units	29,794	32,821	32,844	32,865	42,093	33,348	28,678	10,027	4,559	—
Lifestyle Conservative PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	13.792	14.026	13.527	—	—	—	—	—	—	—
Value at End of Year	14.132	13.792	14.026	13.527	—	—	—	—	—	—
Wealthmark ML3 No. of Units	771	778	786	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	3,179	3,207	3,233	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	13.760	14.001	13.510	—	—	—	—	—	—	—
Value at End of Year	14.093	13.760	14.001	13.510	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	9,278	9,325	9,983	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	12.707	12.948	12.512	—	—	—	—	—	—	—
Value at End of Year	12.994	12.707	12.948	12.512	—	—	—	—	—	—
Wealthmark ML3 No. of Units	8,359	8,566	6,819	—	—	—	—	—	—	—
Lifestyle Growth MVP (formerly Lifestyle Growth Trust) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	14.846	15.857	15.799	13.487	12.072	12.498	11.261	8.611	13.824	13.104
Value at End of Year	15.063	14.846	15.857	15.799	13.487	12.072	12.498	11.261	8.611	13.824
Wealthmark ML3 No. of Units	1,026,301	1,140,315	1,309,555	1,522,734	1,550,888	1,696,334	2,096,769	2,377,599	2,599,796	3,467,844
NYWealthmark ML3 No. of Units	17,132	11,501	19,702	132,099	145,847	155,402	138,326	235,639	261,656	353,962
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	14.775	15.788	15.738	13.442	12.038	12.469	11.240	8.600	13.812	13.100
Value at End of Year	14.983	14.775	15.788	15.738	13.442	12.038	12.469	11.240	8.600	13.812
Wealthmark ML3 No. of Units	58,207	72,932	77,100	77,497	99,437	58,023	35,360	51,756	53,086	71,415
NYWealthmark ML3 No. of Units	53,333	42,677	44,494	153,220	195,631	296,917	304,739	351,404	403,402	485,834
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	14.562	15.584	15.558	13.308	11.936	12.382	11.178	8.565	13.778	13.087
Value at End of Year	14.745	14.562	15.584	15.558	13.308	11.936	12.382	11.178	8.565	13.778
Wealthmark ML3 No. of Units	684,954	777,308	917,164	1,473,664	1,700,047	1,917,412	2,260,316	2,366,101	2,615,368	3,311,998
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	14.492	15.517	15.498	13.264	11.903	12.353	11.158	8.554	13.766	13.082
Value at End of Year	14.666	14.492	15.517	15.498	13.264	11.903	12.353	11.158	8.554	13.766
Wealthmark ML3 No. of Units	23,331	24,685	26,119	21,264	20,125	33,915	20,820	5,932	8,996	11,981
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	14.283	15.316	15.321	13.132	11.802	12.267	11.097	8.519	13.732	13.069
Value at End of Year	14.433	14.283	15.316	15.321	13.132	11.802	12.267	11.097	8.519	13.732
Wealthmark ML3 No. of Units	48,945	66,137	59,472	80,209	108,995	117,836	144,337	121,807	88,605	198,336

U-23

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Lifestyle Growth PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	15.782	16.085	15.444	—	—	—	—	—	—	—
Value at End of Year	16.613	15.782	16.085	15.444	—	—	—	—	—	—
Wealthmark ML3 No. of Units	33,676	5,354	2,663	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	58,969	104,706	108,884	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	15.746	16.056	15.424	—	—	—	—	—	—	—
Value at End of Year	16.567	15.746	16.056	15.424	—	—	—	—	—	—
Wealthmark ML3 No. of Units	16,215	15,644	16,454	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	86,512	71,279	85,103	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	12.940	13.214	12.713	—	—	—	—	—	—	—
Value at End of Year	13.594	12.940	13.214	12.713	—	—	—	—	—	—
Wealthmark ML3 No. of Units	145,483	132,056	403,127	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.511	—	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	215	—	—	—	—	—	—	—	—	—
Lifestyle Moderate MVP (formerly Lifestyle Moderate Trust) - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	16.235	16.692	16.211	14.986	13.789	13.725	12.640	10.129	13.614	13.172
Value at End of Year	16.787	16.235	16.692	16.211	14.986	13.789	13.725	12.640	10.129	13.614
Wealthmark ML3 No. of Units	346,417	355,427	400,845	438,302	517,843	547,062	593,135	667,293	818,406	734,151
NYWealthmark ML3 No. of Units	15,290	11,462	13,060	49,874	45,026	46,237	49,357	41,788	61,405	63,564
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	16.156	16.620	16.149	14.936	13.750	13.693	12.617	10.116	13.603	13.168
Value at End of Year	16.697	16.156	16.620	16.149	14.936	13.750	13.693	12.617	10.116	13.603
Wealthmark ML3 No. of Units	38,297	2,506	5,664	23,966	29,082	29,433	15,169	57,466	83,909	86,972
NYWealthmark ML3 No. of Units	18,107	21,233	27,071	43,972	44,817	60,042	64,259	64,201	76,805	130,546
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	15.924	16.405	15.964	14.788	13.633	13.597	12.547	10.075	13.569	13.155
Value at End of Year	16.432	15.924	16.405	15.964	14.788	13.633	13.597	12.547	10.075	13.569
Wealthmark ML3 No. of Units	107,956	104,937	146,670	210,401	261,114	294,907	366,636	397,709	422,433	528,290
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	15.847	16.334	15.903	14.738	13.595	13.566	12.524	10.062	13.558	13.150
Value at End of Year	16.345	15.847	16.334	15.903	14.738	13.595	13.566	12.524	10.062	13.558
Wealthmark ML3 No. of Units	17,708	22,653	24,614	26,552	28,462	37,123	39,442	41,114	24,495	17,967
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	15.619	16.123	15.721	14.591	13.480	13.471	12.455	10.021	13.524	13.137
Value at End of Year	16.085	15.619	16.123	15.721	14.591	13.480	13.471	12.455	10.021	13.524
Wealthmark ML3 No. of Units	5,817	7,008	7,468	10,073	29,593	11,375	36,890	31,023	21,347	41,019
Lifestyle Moderate PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	14.698	14.958	14.399	—	—	—	—	—	—	—
Value at End of Year	15.220	14.698	14.958	14.399	—	—	—	—	—	—
Wealthmark ML3 No. of Units	8,059	3,993	—	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	32,567	33,479	34,495	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	14.664	14.932	14.381	—	—	—	—	—	—	—
Value at End of Year	15.179	14.664	14.932	14.381	—	—	—	—	—	—
Wealthmark ML3 No. of Units	—	—	6,579	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	3,758	5,541	11,712	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	12.814	13.067	12.603	—	—	—	—	—	—	—
Value at End of Year	13.243	12.814	13.067	12.603	—	—	—	—	—	—
Wealthmark ML3 No. of Units	40,140	41,389	42,897	—	—	—	—	—	—	—

U-24

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Mid Cap Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	30.167	31.553	29.397	22.512	19.513	20.338	16.435	12.251	19.623	20.458
Value at End of Year	35.584	30.167	31.553	29.397	22.512	19.513	20.338	16.435	12.251	19.623
Wealthmark ML3 No. of Units	72,284	82,259	94,940	122,630	154,131	183,393	200,304	240,642	278,746	227,222
NYWealthmark ML3 No. of Units	5,322	7,638	7,726	12,026	17,371	19,892	21,404	25,932	30,084	18,237
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	28.670	30.003	27.967	21.427	18.582	19.378	15.667	11.684	18.724	19.528
Value at End of Year	33.802	28.670	30.003	27.967	21.427	18.582	19.378	15.667	11.684	18.724
Wealthmark ML3 No. of Units	35,837	41,764	44,347	52,806	74,037	82,081	91,725	103,085	115,760	109,854
NYWealthmark ML3 No. of Units	33,841	36,472	41,248	60,289	73,387	76,241	81,646	90,851	101,061	71,331
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	28.089	29.439	27.483	21.088	18.315	19.128	15.488	11.569	18.567	19.383
Value at End of Year	33.067	28.089	29.439	27.483	21.088	18.315	19.128	15.488	11.569	18.567
Wealthmark ML3 No. of Units	107,104	101,366	110,727	137,771	150,118	165,508	177,251	185,259	195,834	155,929
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	27.898	29.253	27.323	20.976	18.227	19.046	15.429	11.530	18.514	19.335
Value at End of Year	32.826	27.898	29.253	27.323	20.976	18.227	19.046	15.429	11.530	18.514
Wealthmark ML3 No. of Units	15,087	15,573	17,355	19,563	20,633	20,940	21,993	22,945	24,791	14,925
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	33.098	34.758	32.513	24.997	21.755	22.766	18.470	13.824	22.230	23.238
Value at End of Year	38.886	33.098	34.758	32.513	24.997	21.755	22.766	18.470	13.824	22.230
Wealthmark ML3 No. of Units	7,955	8,815	9,932	12,224	13,609	14,097	23,383	27,730	28,417	20,503
Mid Cap Intersection Trust (merged into Mid Cap Index Trust eff 11-16-2009) - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.419
Value at End of Year	—	—	—	—	—	—	—	—	—	11.492
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	11.489	11.416
Value at End of Year	—	—	—	—	—	—	—	—	6.531	11.489
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	9,448	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	324	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	11.477	11.407
Value at End of Year	—	—	—	—	—	—	—	—	6.515	11.477
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	9,048	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.404
Value at End of Year	—	—	—	—	—	—	—	—	—	11.473
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	11.462	11.394
Value at End of Year	—	—	—	—	—	—	—	—	6.493	11.462
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	8,940	—
Mid Cap Stock Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	31.523	31.190	29.408	21.902	18.251	20.478	16.952	13.151	23.821	21.436
Value at End of Year	31.133	31.523	31.190	29.408	21.902	18.251	20.478	16.952	13.151	23.821
Wealthmark ML3 No. of Units	3,355	4,512	4,617	6,053	5,622	9,286	9,805	4,756	7,331	4,222
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	3,778
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	32.967	32.635	30.787	22.940	19.126	21.470	17.782	13.802	25.013	22.516
Value at End of Year	32.543	32.967	32.635	30.787	22.940	19.126	21.470	17.782	13.802	25.013
Wealthmark ML3 No. of Units	3,459	3,934	4,014	4,655	8,661	10,059	9,303	11,300	11,126	12,799
NYWealthmark ML3 No. of Units	727	695	749	6,200	7,880	8,184	13,697	15,395	17,284	14,178
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	32.299	32.022	30.254	22.576	18.851	21.193	17.580	13.665	24.802	22.349
Value at End of Year	31.836	32.299	32.022	30.254	22.576	18.851	21.193	17.580	13.665	24.802
Wealthmark ML3 No. of Units	6,639	6,634	7,550	7,276	5,065	4,514	4,556	10,059	21,040	5,281

U-25

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	30.078	22.457	18.760	21.102	13.620	—	24.733	22.293
Value at End of Year	—	—	—	30.078	22.457	18.760	21.102	—	13.620	24.733
Wealthmark ML3 No. of Units	—	—	—	1,038	1,045	1,051	1,057	—	205	207
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	24.732
Value at End of Year	—	—	—	—	—	—	—	—	—	27.411
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Money Market Trust - NAV Shares (units first credited 4-29-2016)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.375	—	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	41,119	—	—	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	2,077	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.371	—	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	49,016	—	—	—	—	—	—	—	—	—
NYWealthmark ML3 No. of Units	31,932	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.359	—	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	59,465	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.355	—	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	23,417	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.342	—	—	—	—	—	—	—	—	—
Wealthmark ML3 No. of Units	18,621	—	—	—	—	—	—	—	—	—
Money Market Trust B (merged into Money Market Trust eff 04-29-2016) - NAV Shares (units first credited 5-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	11.482	11.673	11.867	12.063	12.259	12.452	12.653	12.803	12.747	12.500
Value at End of Year	—	11.482	11.673	11.867	12.063	12.259	12.452	12.653	12.803	12.747
Wealthmark ML3 No. of Units	—	69,435	86,865	151,200	201,808	172,712	192,232	289,226	459,783	988,109
NYWealthmark ML3 No. of Units	—	2,297	3,539	8,283	10,002	9,773	20,715	24,523	80,301	41,229
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	11.433	11.628	11.828	12.029	12.230	12.429	12.636	12.792	12.742	12.500
Value at End of Year	—	11.433	11.628	11.828	12.029	12.230	12.429	12.636	12.792	12.742
Wealthmark ML3 No. of Units	—	57,764	62,533	73,535	123,334	131,158	127,478	153,105	233,498	225,079
NYWealthmark ML3 No. of Units	—	35,167	40,350	72,144	110,874	91,757	105,242	126,277	187,569	141,219
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	11.285	11.495	11.710	11.927	12.145	12.361	12.586	12.760	12.730	12.500
Value at End of Year	—	11.285	11.495	11.710	11.927	12.145	12.361	12.586	12.760	12.730
Wealthmark ML3 No. of Units	—	82,331	110,410	149,911	197,201	232,074	224,894	226,742	335,366	289,149
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	11.236	11.451	11.671	11.893	12.117	12.338	12.569	12.749	12.725	12.500
Value at End of Year	—	11.236	11.451	11.671	11.893	12.117	12.338	12.569	12.749	12.725
Wealthmark ML3 No. of Units	—	30,280	31,077	31,848	36,526	20,766	22,229	41,157	57,663	41,192
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	11.091	11.320	11.555	11.792	12.032	12.271	12.519	12.718	12.713	12.500
Value at End of Year	—	11.091	11.320	11.555	11.792	12.032	12.271	12.519	12.718	12.713
Wealthmark ML3 No. of Units	—	22,409	26,081	29,374	29,809	32,388	33,984	40,177	56,298	38,834
Natural Resources Trust (merged into Global Trust eff 11-07-14) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	33.968	33.559	34.045	43.469	38.470	24.614	51.827	43.049
Value at End of Year	—	—	—	33.968	33.559	34.045	43.469	38.470	24.614	51.827
Wealthmark ML3 No. of Units	—	—	—	4,375	4,340	6,109	7,920	6,203	4,486	1,606
NYWealthmark ML3 No. of Units	—	—	—	30	986	924	872	921	1,215	255

U-26

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	33.788	33.398	33.898	43.303	38.342	24.544	51.707	42.963
Value at End of Year	—	—	—	33.788	33.398	33.898	43.303	38.342	24.544	51.707
Wealthmark ML3 No. of Units	—	—	—	3,465	3,827	4,728	7,591	7,528	5,508	4,685
NYWealthmark ML3 No. of Units	—	—	—	346	509	715	709	198	330	1,527
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	33.251	32.917	33.461	42.808	37.961	24.336	51.347	42.706
Value at End of Year	—	—	—	33.251	32.917	33.461	42.808	37.961	24.336	51.347
Wealthmark ML3 No. of Units	—	—	—	13,379	12,144	11,774	11,413	10,148	2,699	654
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	33.074	32.758	33.316	42.644	24.268	—	51.227	42.621
Value at End of Year	—	—	—	33.074	32.758	33.316	42.644	—	24.268	51.227
Wealthmark ML3 No. of Units	—	—	—	179	185	191	198	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	32.549	32.287	32.886	42.157	37.458	24.062	50.871	42.366
Value at End of Year	—	—	—	32.549	32.287	32.886	42.157	37.458	24.062	50.871
Wealthmark ML3 No. of Units	—	—	—	1,234	1,103	987	871	965	258	154
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)
Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	14.412	24.456	23.728
Value at End of Year	—	—	—	—	—	—	—	18.705	14.412	24.456
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	3,088	743	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	13.323	22.619	21.954
Value at End of Year	—	—	—	—	—	—	—	17.282	13.323	22.619
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	5,236	5,435	2,987
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	304
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	13.191	22.429	21.790
Value at End of Year	—	—	—	—	—	—	—	17.085	13.191	22.429
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	2,389	1,983	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	21.736
Value at End of Year	—	—	—	—	—	—	—	—	—	22.366
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	29.739	—	28.931
Value at End of Year	—	—	—	—	—	—	—	22.564	—	29.739
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	410	—	—
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	16.766	18.514
Value at End of Year	—	—	—	—	—	—	—	—	14.733	16.766
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	166,404
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	13,835
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	17.002	18.781
Value at End of Year	—	—	—	—	—	—	—	—	14.687	17.002
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	62,324
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	78,300
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	16.859	18.641
Value at End of Year	—	—	—	—	—	—	—	—	14.550	16.859
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	98,659
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	16.812	18.595
Value at End of Year	—	—	—	—	—	—	—	—	14.505	16.812
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	13,470

U-27

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	19.608	21.710
Value at End of Year	—	—	—	—	—	—	—	—	11.303	19.608
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	17,772
Real Estate Securities Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	36.527	36.242	28.013	28.587	24.823	23.102	18.224	14.248	27.756	34.479
Value at End of Year	38.334	36.527	36.242	28.013	28.587	24.823	23.102	18.224	14.248	27.756
Wealthmark ML3 No. of Units	17,899	19,661	23,954	37,028	38,985	40,555	48,958	59,005	71,011	88,076
NYWealthmark ML3 No. of Units	4,240	4,718	5,126	8,272	10,470	10,836	11,776	13,721	15,778	16,321
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	39.100	38.813	30.016	30.646	26.625	24.790	19.566	14.207	25.766	32.017
Value at End of Year	41.013	39.100	38.813	30.016	30.646	26.625	24.790	19.566	14.207	25.766
Wealthmark ML3 No. of Units	5,550	5,761	6,457	9,472	14,651	13,672	16,872	17,162	26,413	25,420
NYWealthmark ML3 No. of Units	9,221	10,516	15,338	20,799	26,518	26,914	28,736	32,068	37,192	53,935
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	38.307	38.084	29.496	30.161	26.242	24.471	19.343	15.153	25.549	31.780
Value at End of Year	40.122	38.307	38.084	29.496	30.161	26.242	24.471	19.343	15.153	25.549
Wealthmark ML3 No. of Units	18,568	20,126	22,591	26,480	27,663	29,513	36,063	47,924	58,592	67,607
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	38.047	37.844	29.325	30.001	26.116	24.366	19.269	15.102	25.477	31.701
Value at End of Year	39.830	38.047	37.844	29.325	30.001	26.116	24.366	19.269	15.102	25.477
Wealthmark ML3 No. of Units	567	570	900	872	885	898	912	857	868	868
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	36.409	36.269	28.146	28.839	25.143	23.492	18.606	14.605	24.675	30.733
Value at End of Year	38.058	36.409	36.269	28.146	28.839	25.143	23.492	18.606	14.605	24.675
Wealthmark ML3 No. of Units	2,603	2,591	2,714	5,358	4,637	4,573	6,091	7,516	10,741	10,524
Science & Technology Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	22.789	21.756	19.625	13.926	12.846	14.190	11.598	7.184	13.168	11.813
Value at End of Year	24.244	22.789	21.756	19.625	13.926	12.846	14.190	11.598	7.184	13.168
Wealthmark ML3 No. of Units	1,865	2,327	3,487	3,426	3,811	3,611	4,939	5,698	9,177	5,699
NYWealthmark ML3 No. of Units	2,054	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	28.551	27.270	24.612	17.474	16.126	17.823	14.574	9.031	16.564	14.864
Value at End of Year	30.359	28.551	27.270	24.612	17.474	16.126	17.823	14.574	9.031	16.564
Wealthmark ML3 No. of Units	7,504	1,214	1,662	1,470	2,894	2,980	7,290	6,558	2,526	3,587
NYWealthmark ML3 No. of Units	145	163	599	663	949	967	830	154	989	1,728
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	27.973	26.758	24.186	17.197	15.894	17.593	14.408	8.942	16.425	14.753
Value at End of Year	29.699	27.973	26.758	24.186	17.197	15.894	17.593	14.408	8.942	16.425
Wealthmark ML3 No. of Units	5,372	6,928	8,097	6,125	7,483	6,890	8,150	10,497	173	3,036
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.717
Value at End of Year	—	—	—	—	—	—	—	—	—	16.378
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	32.204	30.867	27.956	19.917	19.214	—	—	—	—	17.282
Value at End of Year	34.123	32.204	30.867	27.956	19.917	—	—	—	—	19.214
Wealthmark ML3 No. of Units	1,498	1,506	1,528	1,058	1,058	—	—	—	—	—
Short Term Government Income Trust - Series II Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits
Value at Start of Year	12.025	12.181	12.268	12.605	12.689	12.577	12.500	—	—	—
Value at End of Year	11.881	12.025	12.181	12.268	12.605	12.689	12.577	—	—	—
Wealthmark ML3 No. of Units	1,552	1,189	1,427	4,218	5,778	56,545	63,082	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	11.991	12.152	12.245	12.589	12.678	12.572	12.500	—	—	—
Value at End of Year	11.842	11.991	12.152	12.245	12.589	12.678	12.572	—	—	—
Wealthmark ML3 No. of Units	8,617	8,585	8,704	11,016	11,121	10,977	10,930	—	—	—
NYWealthmark ML3 No. of Units	15,196	13,241	25,984	9,748	8,510	8,933	9,089	—	—	—

U-28

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	11.889	12.067	12.178	12.538	12.646	12.560	12.500	—	—	—
Value at End of Year	11.724	11.889	12.067	12.178	12.538	12.646	12.560	—	—	—
Wealthmark ML3 No. of Units	7,647	8,121	9,553	9,196	12,234	25,610	11,570	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	12.471	12.604	12.543	12.500	—	—	—
Value at End of Year	—	—	—	12.089	12.471	12.604	12.543	—	—	—
Wealthmark ML3 No. of Units	—	—	—	4,246	4,081	3,717	8,986	—	—	—
Small Cap Growth Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	25.794	28.835	27.310	19.309	16.882	18.457	15.417	11.660	19.691	18.745
Value at End of Year	25.916	25.794	28.835	27.310	19.309	16.882	18.457	15.417	11.660	19.691
Wealthmark ML3 No. of Units	1,788	1,816	2,374	2,417	2,511	2,694	8,254	6,788	4,109	1,641
NYWealthmark ML3 No. of Units	1,935	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	25.657	28.696	27.192	19.235	16.826	18.405	15.381	11.638	19.665	18.726
Value at End of Year	25.765	25.657	28.696	27.192	19.235	16.826	18.405	15.381	11.638	19.665
Wealthmark ML3 No. of Units	2,171	2,258	2,349	4,740	9,579	8,693	7,574	10,375	11,828	8,215
NYWealthmark ML3 No. of Units	—	—	130	1,797	227	227	134	317	525	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	25.250	28.283	26.841	19.015	16.659	18.249	15.274	11.574	19.586	18.670
Value at End of Year	25.318	25.250	28.283	26.841	19.015	16.659	18.249	15.274	11.574	19.586
Wealthmark ML3 No. of Units	1,012	1,052	1,083	1,190	1,448	1,610	12,469	13,143	19,845	9,423
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	19.560	18.651
Value at End of Year	—	—	—	—	—	—	—	—	11.553	19.560
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	254	256
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	24.716	27.741	26.379	18.725	16.438	18.043	15.132	11.490	19.482	18.595
Value at End of Year	24.733	24.716	27.741	26.379	18.725	16.438	18.043	15.132	11.490	19.482
Wealthmark ML3 No. of Units	264	264	673	1,228	1,434	1,450	1,872	1,929	3,592	306
Small Cap Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	25.635	27.374	26.655	19.588	17.195	18.332	14.780	11.893	18.274	19.940
Value at End of Year	30.437	25.635	27.374	26.655	19.588	17.195	18.332	14.780	11.893	18.274
Wealthmark ML3 No. of Units	111,216	121,379	142,275	183,831	252,207	294,470	321,819	395,119	440,994	557,734
NYWealthmark ML3 No. of Units	18,865	20,863	21,637	30,013	36,217	36,473	37,695	48,493	53,045	56,958
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	24.630	26.314	25.635	18.848	16.554	17.657	14.242	11.466	17.628	19.241
Value at End of Year	29.228	24.630	26.314	25.635	18.848	16.554	17.657	14.242	11.466	17.628
Wealthmark ML3 No. of Units	59,154	64,288	69,261	79,124	123,679	133,886	145,217	178,361	200,901	279,364
NYWealthmark ML3 No. of Units	34,755	37,615	44,251	69,868	87,959	88,006	95,129	108,271	119,896	149,911
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	24.131	25.819	25.191	18.549	16.316	17.429	14.080	11.352	17.479	19.098
Value at End of Year	28.593	24.131	25.819	25.191	18.549	16.316	17.429	14.080	11.352	17.479
Wealthmark ML3 No. of Units	99,557	97,422	119,350	157,859	185,350	205,456	227,119	271,055	295,439	416,911
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	23.967	25.657	25.045	18.451	16.238	17.354	14.026	11.315	17.430	19.050
Value at End of Year	28.384	23.967	25.657	25.045	18.451	16.238	17.354	14.026	11.315	17.430
Wealthmark ML3 No. of Units	70,635	74,445	79,226	86,613	101,276	102,368	103,253	110,051	117,655	130,319
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	29.103	31.202	30.504	22.506	19.836	21.232	17.186	13.885	21.421	23.436
Value at End of Year	34.416	29.103	31.202	30.504	22.506	19.836	21.232	17.186	13.885	21.421
Wealthmark ML3 No. of Units	21,194	22,062	23,080	28,125	32,495	33,997	41,562	50,289	62,187	83,491
Small Cap Opportunities Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	29.608	31.800	31.655	22.999	20.052	21.086	16.573	12.612	22.205	25.531
Value at End of Year	34.729	29.608	31.800	31.655	22.999	20.052	21.086	16.573	12.612	22.205
Wealthmark ML3 No. of Units	954	1,609	1,590	1,340	687	605	428	438	87	—
NYWealthmark ML3 No. of Units	170	171	172	—	—	—	—	—	—	—

U-29

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	29.421	31.615	31.486	22.888	19.965	21.005	16.518	12.576	22.153	25.480
Value at End of Year	34.493	29.421	31.615	31.486	22.888	19.965	21.005	16.518	12.576	22.153
Wealthmark ML3 No. of Units	7,931	8,122	8,310	3,177	3,173	3,313	6,553	6,014	3,798	3,816
NYWealthmark ML3 No. of Units	1,095	1,237	1,168	1,148	1,268	4,159	4,202	—	—	6,835
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	28.867	31.066	30.986	22.558	19.707	20.765	16.354	21.999	—	25.328
Value at End of Year	33.793	28.867	31.066	30.986	22.558	19.707	20.765	16.354	—	21.999
Wealthmark ML3 No. of Units	2,301	2,809	5,152	5,018	4,879	5,296	4,176	2,042	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	25.278
Value at End of Year	—	—	—	—	—	—	—	—	—	21.948
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	30.332	22.126	19.369	20.449	16.137	12.329	21.795	25.127
Value at End of Year	—	—	—	30.332	22.126	19.369	20.449	16.137	12.329	21.795
Wealthmark ML3 No. of Units	—	—	—	970	1,250	1,278	1,234	1,793	3,122	2,474
Small Cap Value Trust - Series II Shares (units first credited 11-09-2007)
Contracts with no Optional Benefits
Value at Start of Year	27.053	27.941	26.559	20.301	17.870	18.014	14.543	11.516	15.878	16.225
Value at End of Year	32.584	27.053	27.941	26.559	20.301	17.870	18.014	14.543	11.516	15.878
Wealthmark ML3 No. of Units	4,588	5,304	5,625	6,972	8,611	7,549	11,279	7,774	8,134	4,929
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	364
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.909	27.807	26.444	20.223	17.810	17.963	14.509	11.495	15.857	16.205
Value at End of Year	32.394	26.909	27.807	26.444	20.223	17.810	17.963	14.509	11.495	15.857
Wealthmark ML3 No. of Units	5,726	3,446	3,290	6,922	6,392	10,118	9,110	10,841	13,599	10,696
NYWealthmark ML3 No. of Units	539	568	711	751	839	844	765	861	2,255	243
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	26.481	27.406	26.102	19.992	17.633	17.811	14.408	11.431	15.794	16.143
Value at End of Year	31.832	26.481	27.406	26.102	19.992	17.633	17.811	14.408	11.431	15.794
Wealthmark ML3 No. of Units	2,740	2,819	4,075	4,619	4,725	2,393	3,118	2,754	4,901	4,423
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	11.411	15.773	16.123
Value at End of Year	—	—	—	—	—	—	—	14.374	11.411	15.773
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	216	217	219
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	26.881	25.653	19.687	17.399	17.610	14.274	11.348	15.710	16.062
Value at End of Year	—	—	26.881	25.653	19.687	17.399	17.610	14.274	11.348	15.710
Wealthmark ML3 No. of Units	—	—	434	1,558	1,758	1,787	4,384	6,155	3,919	—
Small Company Value Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	29.959	32.329	32.907	25.459	22.293	22.938	19.248	15.350	21.443	23.647
Value at End of Year	38.913	29.959	32.329	32.907	25.459	22.293	22.938	19.248	15.350	21.443
Wealthmark ML3 No. of Units	1,223	1,243	1,700	1,805	3,106	2,903	3,558	6,434	7,603	690
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	265	269	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	26.415	28.519	29.044	22.481	19.695	20.275	17.022	13.582	18.982	20.941
Value at End of Year	34.293	26.415	28.519	29.044	22.481	19.695	20.275	17.022	13.582	18.982
Wealthmark ML3 No. of Units	338	340	226	663	518	7,580	4,664	7,102	5,034	775
NYWealthmark ML3 No. of Units	1,159	1,372	1,298	1,239	1,292	1,282	1,349	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	25.880	27.984	28.541	22.125	19.413	20.014	16.828	13.447	18.822	20.785
Value at End of Year	33.548	25.880	27.984	28.541	22.125	19.413	20.014	16.828	13.447	18.822
Wealthmark ML3 No. of Units	2,363	2,445	3,251	5,869	4,301	3,121	3,057	3,456	2,610	2,268
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	20.733
Value at End of Year	—	—	—	—	—	—	—	—	—	18.769
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—

U-30

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	28.847	31.254	31.940	24.809	21.812	22.533	18.983	15.200	21.319	23.573
Value at End of Year	37.319	28.847	31.254	31.940	24.809	21.812	22.533	18.983	15.200	21.319
Wealthmark ML3 No. of Units	568	696	658	677	762	758	775	825	1,585	1,580
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.145	15.965	16.445
Value at End of Year	—	—	—	—	—	—	—	15.920	13.145	15.965
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	9,487	822	1,002
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	1,629	1,529	2,268
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	12.914	15.693	16.170
Value at End of Year	—	—	—	—	—	—	—	15.632	12.914	15.693
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	2,251	631	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	2,048	2,057	2,656
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	12.786	15.561	16.049
Value at End of Year	—	—	—	—	—	—	—	15.454	12.786	15.561
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	4,271	1,358	1,002
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.010
Value at End of Year	—	—	—	—	—	—	—	—	—	15.517
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	13.850	—	14.304
Value at End of Year	—	—	—	—	—	—	—	13.700	—	13.850
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	548	—	—
Strategic Income Opportunities Trust - Series II Shares (units first credited 11-08-2010)
Contracts with no Optional Benefits
Value at Start of Year	21.055	21.190	20.548	20.163	18.205	18.164	12.500	—	—	—
Value at End of Year	21.742	21.055	21.190	20.548	20.163	18.205	18.164	—	—	—
Wealthmark ML3 No. of Units	2,370	2,526	2,530	3,532	6,633	7,559	7,561	—	—	—
NYWealthmark ML3 No. of Units	519	523	527	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	20.932	21.078	20.449	20.076	18.135	18.104	12.500	—	—	—
Value at End of Year	21.605	20.932	21.078	20.449	20.076	18.135	18.104	—	—	—
Wealthmark ML3 No. of Units	3,154	3,199	2,928	3,193	3,762	2,326	2,335	—	—	—
NYWealthmark ML3 No. of Units	23,082	21,425	9,334	9,394	10,311	10,265	9,776	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	20.569	20.743	20.155	19.817	17.928	17.924	12.500	—	—	—
Value at End of Year	21.198	20.569	20.743	20.155	19.817	17.928	17.924	—	—	—
Wealthmark ML3 No. of Units	7,865	8,784	9,610	4,223	2,630	2,893	15,321	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	20.095	20.305	19.769	19.476	17.655	17.686	12.500	—	—	—
Value at End of Year	20.668	20.095	20.305	19.769	19.476	17.655	17.686	—	—	—
Wealthmark ML3 No. of Units	434	437	440	1,457	790	1,223	901	—	—	—
Total Bond Market Trust A (formerly Bond Index Trust A) (merged into Total Bond Market Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	15.035	14.306	13.773	13.436	12.946	12.500
Value at End of Year	—	—	—	—	—	15.035	14.306	13.773	13.436	12.946
Wealthmark ML3 No. of Units	—	—	—	—	—	20,066	8,206	9,517	7,155	13,054
NYWealthmark ML3 No. of Units	—	—	—	—	—	804	810	816	821	827
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	15.000	14.280	13.755	13.425	12.942	12.500
Value at End of Year	—	—	—	—	—	15.000	14.280	13.755	13.425	12.942
Wealthmark ML3 No. of Units	—	—	—	—	—	4,145	6,881	4,998	6,079	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	11,503	12,305	17,053	18,201	—

U-31

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	14.896	14.202	13.700	13.392	12.929	12.500
Value at End of Year	—	—	—	—	—	14.896	14.202	13.700	13.392	12.929
Wealthmark ML3 No. of Units	—	—	—	—	—	22,469	12,961	18,746	19,278	6,491
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.500
Value at End of Year	—	—	—	—	—	—	—	—	—	12.924
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	14.757	14.098	13.627	13.347	12.912	12.500
Value at End of Year	—	—	—	—	—	14.757	14.098	13.627	13.347	12.912
Wealthmark ML3 No. of Units	—	—	—	—	—	392	408	403	190	191
Total Bond Market Trust B - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.206	12.403	11.907	12.451	12.500	—	—	—	—	—
Value at End of Year	12.269	12.206	12.403	11.907	12.451	—	—	—	—	—
Wealthmark ML3 No. of Units	15,122	15,571	16,097	22,585	62,994	—	—	—	—	—
NYWealthmark ML3 No. of Units	183	446	453	461	468	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	12.187	12.390	11.900	12.450	12.500	—	—	—	—	—
Value at End of Year	12.244	12.187	12.390	11.900	12.450	—	—	—	—	—
Wealthmark ML3 No. of Units	666	1,332	1,341	3,163	4,237	—	—	—	—	—
NYWealthmark ML3 No. of Units	7,341	3,410	3,421	19,614	25,371	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	12.130	12.349	11.880	12.447	12.500	—	—	—	—	—
Value at End of Year	12.167	12.130	12.349	11.880	12.447	—	—	—	—	—
Wealthmark ML3 No. of Units	5,725	12,031	6,470	12,196	30,656	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	12.443	12.500	—	—	—	—	—
Value at End of Year	—	—	—	12.443	12.443	—	—	—	—	—
Wealthmark ML3 No. of Units	—	—	—	—	487	—	—	—	—	—
Total Return Trust (merged into Core Bond Trust eff 04-27-2015) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	19.725	19.197	19.961	18.742	18.372	17.390	15.596	15.454	14.618
Value at End of Year	—	—	19.725	19.197	19.961	18.742	18.372	17.390	15.596	15.454
Wealthmark ML3 No. of Units	—	—	68,739	78,198	102,086	93,358	111,080	65,841	39,093	14,550
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	119	—	1,821	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	19.560	19.046	19.814	18.613	18.255	17.288	15.512	15.378	14.552
Value at End of Year	—	—	19.560	19.046	19.814	18.613	18.255	17.288	15.512	15.378
Wealthmark ML3 No. of Units	—	—	24,156	36,461	41,546	45,150	52,422	29,286	11,734	1,003
NYWealthmark ML3 No. of Units	—	—	4,312	17,091	31,349	29,977	28,157	43,163	43,111	29,185
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	19.192	18.716	19.500	18.346	18.020	17.091	15.358	15.249	14.444
Value at End of Year	—	—	19.192	18.716	19.500	18.346	18.020	17.091	15.358	15.249
Wealthmark ML3 No. of Units	—	—	31,859	46,808	62,511	62,559	79,307	46,476	19,173	11,231
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	18.608	19.397	18.258	17.943	17.026	15.307	15.206	14.408
Value at End of Year	—	—	—	18.608	19.397	18.258	17.943	17.026	15.307	15.206
Wealthmark ML3 No. of Units	—	—	—	5,249	5,286	8,238	8,669	9,393	2,131	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	17.159	16.767	17.504	16.501	16.240	15.434	13.897	13.826	13.113
Value at End of Year	—	—	17.159	16.767	17.504	16.501	16.240	15.434	13.897	13.826
Wealthmark ML3 No. of Units	—	—	7,773	43,377	42,896	43,217	26,729	11,788	5,978	7,562
Total Stock Market Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	23.401	23.991	21.914	16.740	14.772	14.993	13.040	10.315	16.723	17.172
Value at End of Year	25.816	23.401	23.991	21.914	16.740	14.772	14.993	13.040	10.315	16.723
Wealthmark ML3 No. of Units	111,076	117,814	132,502	167,364	142,274	204,405	232,918	272,378	309,929	431,945
NYWealthmark ML3 No. of Units	13,732	15,374	21,722	30,674	39,587	40,012	44,908	61,954	74,214	72,106

U-32

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	24.204	24.826	22.688	17.340	15.309	15.546	13.528	10.706	17.366	17.838
Value at End of Year	26.688	24.204	24.826	22.688	17.340	15.309	15.546	13.528	10.706	17.366
Wealthmark ML3 No. of Units	29,927	31,100	34,335	40,775	53,377	57,537	70,756	82,347	92,593	110,275
NYWealthmark ML3 No. of Units	50,108	55,575	61,623	86,329	117,721	118,522	132,546	160,680	173,278	207,939
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	23.714	24.360	22.296	17.065	15.089	15.346	13.374	10.600	17.219	17.705
Value at End of Year	26.108	23.714	24.360	22.296	17.065	15.089	15.346	13.374	10.600	17.219
Wealthmark ML3 No. of Units	86,274	93,121	112,690	153,012	181,373	190,774	204,030	224,529	220,445	298,531
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	23.552	24.206	22.166	16.975	15.017	15.280	13.323	10.565	17.171	17.661
Value at End of Year	25.918	23.552	24.206	22.166	16.975	15.017	15.280	13.323	10.565	17.171
Wealthmark ML3 No. of Units	10,291	10,602	12,562	16,333	46,343	39,576	41,938	45,015	51,328	63,201
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	26.931	27.721	25.422	19.497	17.274	17.604	15.372	12.208	19.872	20.459
Value at End of Year	29.591	26.931	27.721	25.422	19.497	17.274	17.604	15.372	12.208	19.872
Wealthmark ML3 No. of Units	11,102	11,583	13,514	19,096	22,411	23,813	35,936	38,806	43,691	50,265
Ultra Short Term Bond Trust - Series II Shares (units first credited 08-02-2010)
Contracts with no Optional Benefits
Value at Start of Year	11.373	11.579	11.808	12.036	12.405	—	12.500	—	—	—
Value at End of Year	11.223	11.373	11.579	11.808	12.036	—	12.405	—	—	—
Wealthmark ML3 No. of Units	29,373	37,983	30,769	27,440	4,741	—	9,932	—	—	—
NYWealthmark ML3 No. of Units	—	—	39,656	9,457	9,515	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	11.342	11.554	11.788	12.022	12.184	12.402	12.500	—	—	—
Value at End of Year	11.187	11.342	11.554	11.788	12.022	12.184	12.402	—	—	—
Wealthmark ML3 No. of Units	25,648	25,891	40,352	64,008	10,805	10,864	2,005	—	—	—
NYWealthmark ML3 No. of Units	10,915	1,040	1,095	44,270	7,965	19,501	1,474	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	11.250	11.477	11.727	11.978	12.158	12.395	12.500	—	—	—
Value at End of Year	11.080	11.250	11.477	11.727	11.978	12.158	12.395	—	—	—
Wealthmark ML3 No. of Units	58,174	51,954	29,287	20,934	6,077	10,402	6,167	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	11.220	11.452	11.707	12.500	—	—	—	—	—	—
Value at End of Year	11.044	11.220	11.452	11.707	—	—	—	—	—	—
Wealthmark ML3 No. of Units	10,777	11,314	19,275	20,207	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	11.129	11.377	11.648	12.500	—	—	—	—	—	—
Value at End of Year	10.938	11.129	11.377	11.648	—	—	—	—	—	—
Wealthmark ML3 No. of Units	4,092	4,115	5,823	5,035	—	—	—	—	—	—
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.376	13.826	13.783
Value at End of Year	—	—	—	—	—	—	—	14.239	13.376	13.826
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	66,547	59,960	4,306
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	13.210	13.661	13.623
Value at End of Year	—	—	—	—	—	—	—	14.055	13.210	13.661
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	9,674	2,365	—
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	17,504	7,351	1,781
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	13.079	13.546	13.522
Value at End of Year	—	—	—	—	—	—	—	13.895	13.079	13.546
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	17,655	33,375	7,042
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	13.508	13.488
Value at End of Year	—	—	—	—	—	—	—	—	13.036	13.508
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—

U-33

Wealthmark ML3

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	12.285	12.749	12.743
Value at End of Year	—	—	—	—	—	—	—	13.025	12.285	12.749
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	8,315	4,974	—
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	15.014	16.138
Value at End of Year	—	—	—	—	—	—	—	—	9.008	15.014
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	142	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	—	—	—	—	—	—	—	—	15.745	16.929
Value at End of Year	—	—	—	—	—	—	—	—	9.442	15.745
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	5,705	3,464
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	15.612	16.803
Value at End of Year	—	—	—	—	—	—	—	—	9.348	15.612
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	6,813	1,169
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.762
Value at End of Year	—	—	—	—	—	—	—	—	—	15.568
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	17.867	19.256
Value at End of Year	—	—	—	—	—	—	—	—	10.677	17.867
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	640	—
Value Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	29.241	32.712	30.340	22.831	19.809	19.971	16.647	12.021	20.700	21.184
Value at End of Year	33.240	29.241	32.712	30.340	22.831	19.809	19.971	16.647	12.021	20.700
Wealthmark ML3 No. of Units	1,252	1,288	1,308	608	810	1,082	1,109	1,140	2,512	1,829
NYWealthmark ML3 No. of Units	—	—	—	—	—	—	126	—	—	—
Contracts with the Annual Step-Up Death Benefit (all contracts issued in NY or issued prior to 5-5-2003 in all other states)
Value at Start of Year	28.683	32.103	29.791	22.428	19.470	19.639	16.379	11.833	20.386	20.870
Value at End of Year	32.589	28.683	32.103	29.791	22.428	19.470	19.639	16.379	11.833	20.386
Wealthmark ML3 No. of Units	—	—	—	259	4,120	279	293	2,663	1,603	2,761
NYWealthmark ML3 No. of Units	4,230	6,299	9,957	1,145	1,221	1,221	1,221	—	372	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 5-5-2003) or Contracts with EER (all issue dates)
Value at Start of Year	28.101	31.500	29.275	22.073	19.190	19.386	16.192	11.715	20.214	20.714
Value at End of Year	31.881	28.101	31.500	29.275	22.073	19.190	19.386	16.192	11.715	20.214
Wealthmark ML3 No. of Units	3,046	4,473	4,552	4,171	3,024	3,060	3,833	3,645	14,951	2,144
Contracts with the Annual Step-Up Death Benefit and EER (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	20.158	20.663
Value at End of Year	—	—	—	—	—	—	—	—	11.676	20.158
Wealthmark ML3 No. of Units	—	—	—	—	—	—	—	—	638	631
Contracts with the Annual Step-Up Death Benefit and EER (issued on or after 5-5-2003)
Value at Start of Year	34.730	39.008	36.325	27.444	23.907	24.199	20.253	14.683	25.386	26.048
Value at End of Year	39.322	34.730	39.008	36.325	27.444	23.907	24.199	20.253	14.683	25.386
Wealthmark ML3 No. of Units	923	1,000	898	1,028	1,175	1,198	1,364	1,329	—	202

U-34

To obtain a Wealthmark ML3 Variable Annuity

Statement of Additional Information (“SAI”)

Send this request to:

For Contracts issued in a state/jurisdiction other than the State of New York:

Wealthmark ML3 SAI

John Hancock Annuities Service Center

P.O. Box 55444

Boston, MA 02205-5444

For Contracts issued in the State of New York:

Wealthmark ML3 NY SAI

John Hancock Annuities Service Center

P.O. Box 55445

Boston, MA 02205-5445

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Please send me a Wealthmark ML3 Variable Annuity Statement of Additional Information dated May 1, 2017, for

☐ Contracts issued in a state/jurisdiction other than the State of New York (Separate Account H).

☐ Contracts issued in the State of New York (Separate Account A).

Please check one box. If no box is checked, we will mail the Statement of Additional Information applicable to Contracts with the address of record written below. If no Contracts are listed with the address of record written below, we may be unable to fulfill the request.

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